                              [NATIONWIDE(R) LOGO]

                                 NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-9

                                  ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31, 2001

                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

APO-3604-12/01

                              [NATIONWIDE(R) LOGO]

                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2001 annual report of the Nationwide Variable Account-9.

During 2001 we continued to upgrade and enhance our technology capabilities for service excellence. We made significant investments to expand our Internet and telephone voice response systems to improve the ease with which our customers and business partners do business with Nationwide. We continued our strategic investment in new product design, and we reaffirm our commitment to develop competitive and innovative life and retirement saving products to meet the ever-changing needs of our customers. Nationwide is an acknowledged trailblazer in the financial services business and we have the greatest resolve to continue to earn this leadership position. As always, we welcome your candid and informed feedback on your service experience with Nationwide.

It has been a tough couple of years for equity investors. The equity markets had a long run in the `90s and it has taken longer than many expected to wring-out those excesses. Economic statistics appear to be pointing to an improved business and economic climate. And, we are hopeful this is the precursor for improved equity performance in the near future.

We sincerely appreciate your patronage and we look forward to helping you meet your future financial planning and retirement savings goals.

                              /s/ JOSEPH J. GASPER

                          Joseph J. Gasper, President
                                February 20, 2002

HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-9. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 52. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes Investment activity for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level expenses. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 31, provide further disclosures about the variable account and its underlying contract provisions.

                         NATIONWIDE VARIABLE ACCOUNT-9
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 2001

ASSETS:
    Investments at fair value:

       American Century VP - American Century VP Income & Growth (ACVPIncGr)
           37,794,015 shares (cost $268,915,510) ........................................................$    244,149,337

       American Century VP - American Century VP International (ACVPInt)
           32,727,551 shares (cost $212,572,031) ........................................................     215,674,561

       American Century VP - American Century VP Value (ACVPValue)
           42,393,213 shares (cost $293,936,879) ........................................................     315,405,505

       Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSWPGPV)
           882,156 shares (cost $8,453,189) .............................................................       8,574,556

       Credit Suisse Trust - International Equity Portfolio (CSWPIntEq)
           1,862,716 shares (cost $15,327,661) ..........................................................      15,535,051

       Credit Suisse Trust - Large Cap Value Portfolio (CSWPVal)
           1,706,929 shares (cost $20,561,381) ..........................................................      21,865,760

       Dreyfus IP - European Equity Portfolio (DryEuroEq)
           1,448,907 shares (cost $15,206,368) ..........................................................      15,488,816

       The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
           8,154,611 shares (cost $294,467,313) .........................................................     217,483,475

       Dreyfus Stock Index Fund (DryStkIx)
           40,350,910 shares (cost $1,390,980,594) ......................................................   1,184,702,718

       Dreyfus VIF - Appreciation Portfolio (DryAp)
           5,108,167 shares (cost $192,859,708) .........................................................     178,683,682

       Federated IS - Federated Quality Bond Fund II (FISFedQual)
           20,640,838 shares (cost $225,997,434) ........................................................     232,622,244

       Fidelity(R) VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
           29,390,146 shares (cost $704,341,995) ........................................................     666,274,610

       Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS)
           26,693,236 shares (cost $1,222,546,507) ......................................................     893,689,541

       Fidelity(R) VIP - High Income Portfolio: Service Class (FidVIPHIS)
           28,237,807 shares (cost $205,944,755) ........................................................     180,157,209

       Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)
           7,766,082 shares (cost $106,362,258) .........................................................     107,404,914

       Fidelity(R) VIP II - Contrafund Portfolio: Service Class (FidVIPConS)
           27,508,618 shares (cost $669,816,759) ........................................................     551,822,877

       Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
           9,017,540 shares (cost $186,916,740) .........................................................     136,255,029

       First Horizon Capital Appreciation Portfolio (FHCapAp)
           50,760 shares (cost $507,254) ................................................................         553,284

       First Horizon Growth & Income Portfolio (FHGrInc)
           61,264 shares (cost $608,906) ................................................................         616,316

       Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
           16,151,283 shares (cost $435,935,982) ........................................................     332,231,891

       Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
           36,830,812 shares (cost $186,259,573) ........................................................     150,269,713

       Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
           10,478,224 shares (cost $236,250,664) ........................................................     244,142,619

       Nationwide(R) SAT - Capital Appreciation Fund Class I (NSATCapAp)
           13,162,950 shares (cost $203,984,690) ........................................................     138,869,123

       Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I (NSATMidCapIx)
           12,392,255 shares (cost $164,364,527) ........................................................     163,205,998

       Nationwide(R) SAT - Federated Equity Income Fund Class I (NSATEqInc)
           4,419,207 shares (cost $55,840,165) ..........................................................      45,871,369

       Nationwide(R) SAT - Federated High Income Bond Fund Class I (NSATHIncBd)
           12,851,509 shares (cost $103,290,278) ........................................................      95,615,227

       Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I (NSATEmMkt)
           753,928 shares (cost $5,112,595) .............................................................       5,337,810

       Nationwide(R) SAT -
       Gartmore Global Technology & Communications Fund Class I (NSATGlobTC)
         2,168,414 shares (cost $9,847,532) .............................................................       9,129,023

       Nationwide(R) SAT - Gartmore International Growth Fund Class I (NSATIntGr)
           258,309 shares (cost $1,556,185) .............................................................       1,586,017

       Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd)
           52,827,917 shares (cost $609,785,055) ........................................................     615,973,512

       Nationwide(R) SAT - J.P. Morgan NSAT Balanced Fund Class I (NSATBal)
           14,404,813 shares (cost $146,761,972) ........................................................     135,405,242

       Nationwide(R) SAT - MAS NSAT Multi Sector Bond Fund Class I (NSATMSecBd)
           13,410,309 shares (cost $124,477,687) ........................................................     122,570,224

       Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt)
           1,319,037,617 shares (cost $1,319,037,617) ...................................................   1,319,037,617

       Nationwide(R) SAT - Nationwide(R) Global 50 Fund Class I (NSATGlob50)
           3,816,827 shares (cost $34,589,320) ..........................................................      35,420,155

       Nationwide(R) SAT - Nationwide(R) Small Cap Growth Fund Class I (NSATSmCapG)
           7,201,212 shares (cost $106,348,822) .........................................................     104,273,550

       Nationwide(R) SAT - Nationwide(R) Small Cap Value Fund Class I (NSATSmCapV)
           37,034,652 shares (cost $390,256,321) ........................................................     383,678,995

       Nationwide(R) SAT - Nationwide(R) Small Company Fund Class I (NSATSmCo)
           14,206,119 shares (cost $257,621,807) ........................................................     264,802,058

       Nationwide(R) SAT - Nationwide(R) Strategic Value Fund Class I (NSATStrVal)
           1,946,550 shares (cost $19,242,087) ..........................................................      18,784,208

       Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I (NSATStMCap)
           10,684,370 shares (cost $159,805,900) ........................................................     123,831,848

                                                                                                               (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED


       Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)
           52,221,668 shares (cost $786,512,883) ........................................................     516,472,297

       Nationwide(R) SAT - Turner Growth Focus Fund Class I (NSATGrFoc)
           1,981,783 shares (cost $7,095,335) ...........................................................       7,213,690

       Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
           8,232,696 shares (cost $125,909,617) .........................................................     120,526,669

       Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
           14,709,607 shares (cost $252,396,571) ........................................................     249,180,743

       Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
           7,907,632 shares (cost $122,551,812) .........................................................     119,405,243

       Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
           6,813,925 shares (cost $285,483,589) .........................................................     277,463,026

       Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
           13,525,796 shares (cost $598,669,794) ........................................................     494,773,618

       Oppenheimer Global Securities Fund/VA (OppGlSec)
           6,339,518 shares (cost $142,446,750) .........................................................     144,794,591

       Oppenheimer Main Street Growth & Income Fund/VA (OppMSGrInc)
           20,347,563 shares (cost $447,359,242) ........................................................     386,400,221

       Strong Opportunity Fund II, Inc. (StOpp2)
           8,415,060 shares (cost $186,597,413) .........................................................     163,672,917

       UIF - Emerging Markets Debt Portfolio (UIFEmMkt)
           2,894,499 shares (cost $20,857,294) ..........................................................      20,087,823

       UIF - Mid Cap Growth Portfolio (UIFMidCapG)
           1,724,602 shares (cost $16,300,015) ..........................................................      15,055,775

       UIF - U.S. Real Estate Portfolio (UIFUSRE)
           8,407,063 shares (cost $101,989,395) .........................................................     101,557,321

       Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
           5,385,649 shares (cost $41,860,990) ..........................................................      43,839,183

       Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
           1,028,849 shares (cost $10,502,906) ..........................................................      10,998,396

       Victory VIF - Diversified Stock Fund Class A Shares (VVIFDStk)
           1,982,878 shares (cost $19,654,227) ..........................................................      19,491,691

       Victory VIF - Investment Quality Bond Fund Class A Shares (VVIFInvQBd)
           224,903 shares (cost $2,246,022) .............................................................       2,325,497

       Victory VIF - Small Company Opportunity Fund Class A Shares (VVIFSmCoOpp)
           239,165 shares (cost $2,494,096) .............................................................       2,664,298

       W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
           7,074,950 shares (cost $45,992,241) ..........................................................      43,897,235

       W & R Target Funds - Balanced Portfolio (WRBal)
           6,852,924 shares (cost $47,948,472) ..........................................................      46,068,096

       W & R Target Funds - Bond Portfolio (WRBnd)
           10,253,937 shares (cost $56,100,649) .........................................................      54,976,483

       W & R Target Funds - Core Equity Portfolio (WRCoreEq)
           17,570,005 shares (cost $186,431,383) ........................................................     182,039,308

       W & R Target Funds - Growth Portfolio (WRGrowth)
           20,559,677 shares (cost $176,690,360) ........................................................     172,542,977

       W & R Target Funds - High Income Portfolio (WRHIP)
           9,091,873 shares (cost $32,299,149) ..........................................................      30,240,479

       W & R Target Funds - International Portfolio (WRInt)
           5,182,723 shares (cost $33,903,645) ..........................................................      30,337,587

       W & R Target Funds - Limited-Term Bond Portfolio (WRLBP)
           973,337 shares (cost $5,366,438) .............................................................       5,298,555

       W & R Target Funds - Money Market Portfolio (WRMMP)
           32,225,099 shares (cost $32,225,099) .........................................................      32,225,099

       W & R Target Funds - Science & Technology Portfolio (WRSciTech)
           3,859,193 shares (cost $46,684,743) ..........................................................      48,211,740

       W & R Target Funds - Small Cap Portfolio (WRSmCap)
           9,507,082 shares (cost $72,169,476) ..........................................................      75,837,993

       W & R Target Funds - Value Portfolio (WRVP)
           7,195,885 shares (cost $35,753,098) ..........................................................      36,565,890
                                                                                                           --------------

              Total investments .........................................................................  12,951,160,125

    Accounts receivable .................................................................................         -
                                                                                                           --------------

              Total assets ..............................................................................  12,951,160,125

ACCOUNTS PAYABLE ........................................................................................       2,885,333
                                                                                                           --------------

CONTRACT OWNERS' EQUITY (NOTE 4) ........................................................................$ 12,948,274,792
                                                                                                           ==============


See accompanying notes to financial statements.

================================================================================

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

                                                                               TOTAL            ACVPINCGR             ACVPINT
                                                                         ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................   $    178,321,238           1,990,609             224,680
        Mortality and expense risk charges (note 2) ..................       (133,573,187)         (2,631,101)         (2,994,019)
                                                                         ----------------    ----------------    ----------------
                 Net investment activity .............................         44,748,051            (640,492)         (2,769,339)
                                                                         ----------------    ----------------    ----------------

        Proceeds from mutual funds shares sold .......................     20,179,623,259          83,698,784       2,568,027,710
        Cost of mutual fund shares sold ..............................    (21,576,278,880)        (85,560,409)     (2,671,701,132)
                                                                         ----------------    ----------------    ----------------
                 Realized gain (loss) on investments .................     (1,396,655,621)         (1,861,625)       (103,673,422)
        Change in unrealized gain (loss)
                 on investments ......................................       (467,035,414)        (21,562,961)         (2,743,438)
                                                                         ----------------    ----------------    ----------------
                 Net gain (loss) on investments ......................     (1,863,691,035)        (23,424,586)       (106,416,860)
                                                                         ----------------    ----------------    ----------------
        Reinvested capital gains .....................................        328,794,805                   -          24,807,708
                                                                         ----------------    ----------------    ----------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........   $ (1,490,148,179)        (24,065,078)        (84,378,491)
                                                                         ================    ================    ================


                                                                            DRYEUROEQ            DRYSRGRO            DRYSTKIX
                                                                         ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................   $        131,045             156,026          13,172,622
        Mortality and expense risk charges (note 2) ..................           (229,828)         (2,761,908)        (13,089,553)
                                                                         ----------------    ----------------    ----------------
                 Net investment activity .............................            (98,783)         (2,605,882)             83,069
                                                                         ----------------    ----------------    ----------------

        Proceeds from mutual funds shares sold .......................        171,498,954          39,411,217         142,414,508
        Cost of mutual fund shares sold ..............................       (176,660,788)        (42,705,363)       (142,183,100)
                                                                         ----------------    ----------------    ----------------
                 Realized gain (loss) on investments .................         (5,161,834)         (3,294,146)            231,408
        Change in unrealized gain (loss)
                 on investments ......................................           (113,878)        (64,933,738)       (181,721,280)
                                                                         ----------------    ----------------    ----------------
                 Net gain (loss) on investments ......................         (5,275,712)        (68,227,884)       (181,489,872)
                                                                         ----------------    ----------------    ----------------
        Reinvested capital gains .....................................                  -                   -           6,237,021
                                                                         ----------------    ----------------    ----------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........   $     (5,374,495)        (70,833,766)       (175,169,782)
                                                                         ================    ================    ================


                                                                            ACVPVALUE            CSWPGPV            CSWPINTEQ
                                                                         ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................          1,391,279                   -                   -
        Mortality and expense risk charges (note 2) ..................         (2,328,185)           (105,703)           (205,466)
                                                                         ----------------    ----------------    ----------------
                 Net investment activity .............................           (936,906)           (105,703)           (205,466)
                                                                         ----------------    ----------------    ----------------

        Proceeds from mutual funds shares sold .......................         99,845,168          18,970,879         271,413,292
        Cost of mutual fund shares sold ..............................        (86,625,074)        (29,022,514)       (278,024,152)
                                                                         ----------------    ----------------    ----------------
                 Realized gain (loss) on investments .................         13,220,094         (10,051,635)         (6,610,860)
        Change in unrealized gain (loss)
                 on investments ......................................         10,454,365           6,061,340           2,924,998
                                                                         ----------------    ----------------    ----------------
                 Net gain (loss) on investments ......................         23,674,459          (3,990,295)         (3,685,862)
                                                                         ----------------    ----------------    ----------------
        Reinvested capital gains .....................................                  -                   -                   -
                                                                         ----------------    ----------------    ----------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........         22,737,553          (4,095,998)         (3,891,328)
                                                                         ================    ================    ================


                                                                               DRYAP            FISFEDQUAL          FIDVIPEIS
                                                                         ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................          1,528,768           2,316,338           8,279,793
        Mortality and expense risk charges (note 2) ..................         (1,891,805)         (1,750,449)         (6,485,298)
                                                                         ----------------    ----------------    ----------------
                 Net investment activity .............................           (363,037)            565,889           1,794,495
                                                                         ----------------    ----------------    ----------------

        Proceeds from mutual funds shares sold .......................         32,286,002          27,024,611          39,966,053
        Cost of mutual fund shares sold ..............................        (31,441,127)        (23,900,083)        (44,899,663)
                                                                         ----------------    ----------------    ----------------
                 Realized gain (loss) on investments .................            844,875           3,124,528          (4,933,610)
        Change in unrealized gain (loss)
                 on investments ......................................        (19,950,694)          3,032,816         (58,178,673)
                                                                         ----------------    ----------------    ----------------
                 Net gain (loss) on investments ......................        (19,105,819)          6,157,344         (63,112,283)
                                                                         ----------------    ----------------    ----------------
        Reinvested capital gains .....................................                  -             234,904          24,425,390
                                                                         ----------------    ----------------    ----------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........        (19,468,856)          6,958,137         (36,892,398)
                                                                         ================    ================    ================


                                                                             CSWPVAL               DNIX
                                                                         ----------------    ----------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................                  -                   -
        Mortality and expense risk charges (note 2) ..................           (228,262)           (560,028)
                                                                         ----------------    ----------------
                 Net investment activity .............................           (228,262)           (560,028)
                                                                         ----------------    ----------------

        Proceeds from mutual funds shares sold .......................          4,652,976         255,776,448
        Cost of mutual fund shares sold ..............................         (4,677,311)       (211,000,155)
                                                                         ----------------    ----------------
                 Realized gain (loss) on investments .................            (24,335)         44,776,293
        Change in unrealized gain (loss)
                 on investments ......................................            103,197                   -
                                                                         ----------------    ----------------
                 Net gain (loss) on investments ......................             78,862          44,776,293
                                                                         ----------------    ----------------
        Reinvested capital gains .....................................                  -                   -
                                                                         ----------------    ----------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........           (149,400)         44,216,265
                                                                         ================    ================


                                                                             FIDVIPGRS           FIDVIPHIS
                                                                         ----------------    ----------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................                  -          23,195,147
        Mortality and expense risk charges (note 2) ..................        (10,516,226)         (2,036,743)
                                                                         ----------------    ----------------
                 Net investment activity .............................        (10,516,226)         21,158,404
                                                                         ----------------    ----------------

        Proceeds from mutual funds shares sold .......................        168,212,896         134,730,027
        Cost of mutual fund shares sold ..............................       (210,228,086)       (201,305,749)
                                                                         ----------------    ----------------
                 Realized gain (loss) on investments .................        (42,015,190)        (66,575,722)
        Change in unrealized gain (loss)
                 on investments ......................................       (220,107,096)         20,368,597
                                                                         ----------------    ----------------
                 Net gain (loss) on investments ......................       (262,122,286)        (46,207,125)
                                                                         ----------------    ----------------
        Reinvested capital gains .....................................         68,833,430                   -
                                                                         ----------------    ----------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........       (203,805,082)        (25,048,721)
                                                                         ================    ================

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001

                                                                            FIDVIPOVS          FIDVIPCONS         FIDVIPGROPS
                                                                         ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................   $     6,496,383          3,913,669            398,681
        Mortality and expense risk charges (note 2) ..................        (1,425,861)        (6,155,644)        (1,601,797)
                                                                         ---------------    ---------------    ---------------
                 Net investment activity .............................         5,070,522         (2,241,975)        (1,203,116)
                                                                         ---------------    ---------------    ---------------

        Proceeds from mutual funds shares sold .......................     1,894,152,474         52,667,239         38,433,282
        Cost of mutual fund shares sold ..............................    (1,932,849,285)       (57,387,464)       (52,962,021)
                                                                         ---------------    ---------------    ---------------
                 Realized gain (loss) on investments .................       (38,696,811)        (4,720,225)       (14,528,739)
        Change in unrealized gain (loss)
                 on investments ......................................         1,567,777        (92,253,027)       (11,480,505)
                                                                         ---------------    ---------------    ---------------
                 Net gain (loss) on investments ......................       (37,129,034)       (96,973,252)       (26,009,244)
                                                                         ---------------    ---------------    ---------------
        Reinvested capital gains .....................................        10,380,090         15,654,677                  -
                                                                         ---------------    ---------------    ---------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........   $   (21,678,422)       (83,560,550)       (27,212,360)
                                                                         ===============    ===============    ===============


                                                                            NSATCAPAP        NSATMIDCAPIX         NSATEQINC
                                                                         ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................   $             -            621,869            657,777
        Mortality and expense risk charges (note 2) ..................        (1,725,129)        (1,368,941)          (545,001)
                                                                         ---------------    ---------------    ---------------
                 Net investment activity .............................        (1,725,129)          (747,072)           112,776
                                                                         ---------------    ---------------    ---------------

        Proceeds from mutual funds shares sold .......................       100,133,069         47,448,223          7,064,515
        Cost of mutual fund shares sold ..............................      (239,637,553)       (49,737,258)        (7,017,756)
                                                                         ---------------    ---------------    ---------------
                 Realized gain (loss) on investments .................      (139,504,484)        (2,289,035)            46,759
        Change in unrealized gain (loss)
                 on investments ......................................        73,978,880           (783,741)        (7,089,737)
                                                                         ---------------    ---------------    ---------------
                 Net gain (loss) on investments ......................       (65,525,604)        (3,072,776)        (7,042,978)
                                                                         ---------------    ---------------    ---------------
        Reinvested capital gains .....................................                 -          1,294,120                  -
                                                                         ---------------    ---------------    ---------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........   $   (67,250,733)        (2,525,728)        (6,930,202)
                                                                         ===============    ===============    ===============


                                                                             FHCAPAP            FHGRINC           JANCAPAP
                                                                         ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................                 -                455          3,099,500
        Mortality and expense risk charges (note 2) ..................               (20)              (201)        (4,433,191)
                                                                         ---------------    ---------------    ---------------
                 Net investment activity .............................               (20)               254         (1,333,691)
                                                                         ---------------    ---------------    ---------------

        Proceeds from mutual funds shares sold .......................                20                109        130,483,050
        Cost of mutual fund shares sold ..............................               (19)              (106)      (200,436,592)
                                                                         ---------------    ---------------    ---------------
                 Realized gain (loss) on investments .................                 1                  3        (69,953,542)
        Change in unrealized gain (loss)
                 on investments ......................................            46,031              7,405        (27,326,959)
                                                                         ---------------    ---------------    ---------------
                 Net gain (loss) on investments ......................            46,032              7,408        (97,280,501)
                                                                         ---------------    ---------------    ---------------
        Reinvested capital gains .....................................                 -                  -                  -
                                                                         ---------------    ---------------    ---------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........            46,012              7,662        (98,614,192)
                                                                         ===============    ===============    ===============


                                                                            NSATHINCBD         NSATEMMKT         NSATGLOBTC
                                                                         ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................         7,595,990             12,856                  -
        Mortality and expense risk charges (note 2) ..................          (847,510)           (25,826)           (78,573)
                                                                         ---------------    ---------------    ---------------
                 Net investment activity .............................         6,748,480            (12,970)           (78,573)
                                                                         ---------------    ---------------    ---------------

        Proceeds from mutual funds shares sold .......................        35,612,600         15,537,221         10,424,784
        Cost of mutual fund shares sold ..............................       (45,504,059)       (15,799,856)       (14,320,033)
                                                                         ---------------    ---------------    ---------------
                 Realized gain (loss) on investments .................        (9,891,459)          (262,635)        (3,895,249)
        Change in unrealized gain (loss)
                 on investments ......................................         4,414,829            224,888            641,527
                                                                         ---------------    ---------------    ---------------
                 Net gain (loss) on investments ......................        (5,476,630)           (37,747)        (3,253,722)
                                                                         ---------------    ---------------    ---------------
        Reinvested capital gains .....................................                 -                  -                  -
                                                                         ---------------    ---------------    ---------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........         1,271,850            (50,717)        (3,332,295)
                                                                         ===============    ===============    ===============


                                                                            JANGLTECH          JANINTGRO
                                                                         ---------------    ---------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................         1,106,027          1,836,237
        Mortality and expense risk charges (note 2) ..................        (2,102,774)        (3,265,403)
                                                                         ---------------    ---------------
                 Net investment activity .............................          (996,747)        (1,429,166)
                                                                         ---------------    ---------------

        Proceeds from mutual funds shares sold .......................       133,246,333      1,059,078,182
        Cost of mutual fund shares sold ..............................      (298,765,984)    (1,159,681,604)
                                                                         ---------------    ---------------
                 Realized gain (loss) on investments .................      (165,519,651)      (100,603,422)
        Change in unrealized gain (loss)
                 on investments ......................................        74,908,464         30,634,407
                                                                         ---------------    ---------------
                 Net gain (loss) on investments ......................       (90,611,187)       (69,969,015)
                                                                         ---------------    ---------------
        Reinvested capital gains .....................................                 -                  -
                                                                         ---------------    ---------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........       (91,607,934)       (71,398,181)
                                                                         ===============    ===============


                                                                            NSATINTGR           NSATGVTBD
                                                                         ---------------    ---------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................             2,451         25,529,346
        Mortality and expense risk charges (note 2) ..................           (17,297)        (5,360,493)
                                                                         ---------------    ---------------
                 Net investment activity .............................           (14,846)        20,168,853
                                                                         ---------------    ---------------

        Proceeds from mutual funds shares sold .......................        58,236,722        166,723,607
        Cost of mutual fund shares sold ..............................       (58,161,558)      (164,155,319)
                                                                         ---------------    ---------------
                 Realized gain (loss) on investments .................            75,164          2,568,288
        Change in unrealized gain (loss)
                 on investments ......................................            23,267          1,559,036
                                                                         ---------------    ---------------
                 Net gain (loss) on investments ......................            98,431          4,127,324
                                                                         ---------------    ---------------
        Reinvested capital gains .....................................                 -            828,781
                                                                         ---------------    ---------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........            83,585         25,124,958
                                                                         ===============    ===============


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001

                                                                             NSATBAL         NSATMSECBD         NSATMYMKT
                                                                         --------------    --------------    --------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................   $    2,797,924         6,169,428        33,194,609
        Mortality and expense risk charges (note 2) ..................       (1,336,533)       (1,214,746)      (11,945,762)
                                                                         --------------    --------------    --------------
                 Net investment activity .............................        1,461,391         4,954,682        21,248,847
                                                                         --------------    --------------    --------------

        Proceeds from mutual funds shares sold .......................        6,824,856        38,925,784     8,975,998,123
        Cost of mutual fund shares sold ..............................       (7,824,163)      (40,623,617)   (8,975,998,123)
                                                                         --------------    --------------    --------------
                 Realized gain (loss) on investments .................         (999,307)       (1,697,833)                -
        Change in unrealized gain (loss)
                 on investments ......................................       (6,196,777)         (162,133)                -
                                                                         --------------    --------------    --------------
                 Net gain (loss) on investments ......................       (7,196,084)       (1,859,966)                -
                                                                         --------------    --------------    --------------
        Reinvested capital gains .....................................                -                 -                 -
                                                                         --------------    --------------    --------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........   $   (5,734,693)        3,094,716        21,248,847
                                                                         ==============    ==============    ==============


                                                                           NSATSTMCAP         NSATTOTRE         NSATGRFOC
                                                                         --------------    --------------    --------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................   $            -         4,061,834                 -
        Mortality and expense risk charges (note 2) ..................       (1,671,754)       (5,561,816)          (52,747)
                                                                         --------------    --------------    --------------
                 Net investment activity .............................       (1,671,754)       (1,499,982)          (52,747)
                                                                         --------------    --------------    --------------

        Proceeds from mutual funds shares sold .......................      106,946,971        43,790,349        12,400,337
        Cost of mutual fund shares sold ..............................     (176,942,179)      (83,361,631)      (15,070,039)
                                                                         --------------    --------------    --------------
                 Realized gain (loss) on investments .................      (69,995,208)      (39,571,282)       (2,669,702)
        Change in unrealized gain (loss)
                 on investments ......................................       12,802,743       (48,867,691)          374,556
                                                                         --------------    --------------    --------------
                 Net gain (loss) on investments ......................      (57,192,465)      (88,438,973)       (2,295,146)
                                                                         --------------    --------------    --------------
        Reinvested capital gains .....................................                -        14,632,157                 -
                                                                         --------------    --------------    --------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........   $  (58,864,219)      (75,306,798)       (2,347,893)
                                                                         ==============    ==============    ==============


                                                                           NSATGLOB50        NSATSMCAPG        NSATSMCAPV
                                                                         --------------    --------------    --------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................          704,589                 -            95,887
        Mortality and expense risk charges (note 2) ..................         (418,322)         (944,565)       (2,999,150)
                                                                         --------------    --------------    --------------
                 Net investment activity .............................          286,267          (944,565)       (2,903,263)
                                                                         --------------    --------------    --------------

        Proceeds from mutual funds shares sold .......................      113,338,459        46,902,143       250,740,952
        Cost of mutual fund shares sold ..............................     (127,352,956)      (67,793,523)     (247,067,528)
                                                                         --------------    --------------    --------------
                 Realized gain (loss) on investments .................      (14,014,497)      (20,891,380)        3,673,424
        Change in unrealized gain (loss)
                 on investments ......................................        5,278,208        12,606,435        17,317,519
                                                                         --------------    --------------    --------------
                 Net gain (loss) on investments ......................       (8,736,289)       (8,284,945)       20,990,943
                                                                         --------------    --------------    --------------
        Reinvested capital gains .....................................                -                 -        26,302,824
                                                                         --------------    --------------    --------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........       (8,450,022)       (9,229,510)       44,390,504
                                                                         ==============    ==============    ==============


                                                                           NBAMTGUARD        NBAMTMCGR         NBAMTPART
                                                                         --------------    --------------    --------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................          402,589                 -           446,814
        Mortality and expense risk charges (note 2) ..................       (1,145,965)       (2,900,568)       (1,220,934)
                                                                         --------------    --------------    --------------
                 Net investment activity .............................         (743,376)       (2,900,568)         (774,120)
                                                                         --------------    --------------    --------------

        Proceeds from mutual funds shares sold .......................       36,027,963       249,421,761        49,277,080
        Cost of mutual fund shares sold ..............................      (35,303,846)     (366,841,256)      (62,148,093)
                                                                         --------------    --------------    --------------
                 Realized gain (loss) on investments .................          724,117      (117,419,495)      (12,871,013)
        Change in unrealized gain (loss)
                 on investments ......................................       (8,681,449)       42,528,798         4,459,298
                                                                         --------------    --------------    --------------
                 Net gain (loss) on investments ......................       (7,957,332)      (74,890,697)       (8,411,715)
                                                                         --------------    --------------    --------------
        Reinvested capital gains .....................................        5,751,271                 -         4,244,734
                                                                         --------------    --------------    --------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........       (2,949,437)      (77,791,265)       (4,941,101)
                                                                         ==============    ==============    ==============

                                                                            NSATSMCO         NSATSTRVAL
                                                                         --------------    --------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................          267,166            97,199
        Mortality and expense risk charges (note 2) ..................       (2,710,119)         (216,397)
                                                                         --------------    --------------
                 Net investment activity .............................       (2,442,953)         (119,198)
                                                                         --------------    --------------

        Proceeds from mutual funds shares sold .......................      308,362,872        14,047,455
        Cost of mutual fund shares sold ..............................     (358,697,313)      (14,092,378)
                                                                         --------------    --------------
                 Realized gain (loss) on investments .................      (50,334,441)          (44,923)
        Change in unrealized gain (loss)
                 on investments ......................................       34,111,427        (1,029,469)
                                                                         --------------    --------------
                 Net gain (loss) on investments ......................      (16,223,014)       (1,074,392)
                                                                         --------------    --------------
        Reinvested capital gains .....................................                -            28,421
                                                                         --------------    --------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........      (18,665,967)       (1,165,169)
                                                                         ==============    ==============


                                                                           OPPAGGGRO          OPPCAPAP
                                                                         --------------    --------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................        3,229,226         2,767,557
        Mortality and expense risk charges (note 2) ..................       (3,691,582)       (5,350,718)
                                                                         --------------    --------------
                 Net investment activity .............................         (462,356)       (2,583,161)
                                                                         --------------    --------------

        Proceeds from mutual funds shares sold .......................      531,397,147       113,451,723
        Cost of mutual fund shares sold ..............................     (837,909,528)     (120,193,348)
                                                                         --------------    --------------
                 Realized gain (loss) on investments .................     (306,512,381)       (6,741,625)
        Change in unrealized gain (loss)
                 on investments ......................................      114,233,984      (101,519,745)
                                                                         --------------    --------------
                 Net gain (loss) on investments ......................     (192,278,397)     (108,261,370)
                                                                         --------------    --------------
        Reinvested capital gains .....................................       50,386,308        41,530,597
                                                                         --------------    --------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........     (142,354,445)      (69,313,934)
                                                                         ==============    ==============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001

                                                                            OPPGLSEC        OPPMSGRINC        STOPP2
                                                                         -------------    -------------    -------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................   $     454,396        1,861,154          680,714
        Mortality and expense risk charges (note 2) ..................      (1,232,358)      (4,192,327)      (1,231,195)
                                                                         -------------    -------------    -------------
                 Net investment activity .............................        (777,962)      (2,331,173)        (550,481)
                                                                         -------------    -------------    -------------

        Proceeds from mutual funds shares sold .......................     967,663,053       10,350,356       26,915,209
        Cost of mutual fund shares sold ..............................    (980,729,444)     (12,788,009)     (34,733,506)
                                                                         -------------    -------------    -------------
                 Realized gain (loss) on investments .................     (13,066,391)      (2,437,653)      (7,818,297)
        Change in unrealized gain (loss)
                 on investments ......................................       1,381,912      (37,845,947)     (19,098,582)
                                                                         -------------    -------------    -------------
                 Net gain (loss) on investments ......................     (11,684,479)     (40,283,600)     (26,916,879)
                                                                         -------------    -------------    -------------
        Reinvested capital gains .....................................       8,424,403                -       23,969,754
                                                                         -------------    -------------    -------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........   $  (4,038,038)     (42,614,773)      (3,497,606)
                                                                         =============    =============    =============


                                                                           VVIFDSTK        VVIFINVQBD       VVIFSMCOOPP
                                                                         -------------    -------------    -------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................   $      73,351          107,846            6,538
        Mortality and expense risk charges (note 2) ..................        (213,497)         (14,146)         (17,726)
                                                                         -------------    -------------    -------------
                 Net investment activity .............................        (140,146)          93,700          (11,188)
                                                                         -------------    -------------    -------------

        Proceeds from mutual funds shares sold .......................         282,812          177,572          186,213
        Cost of mutual fund shares sold ..............................        (297,599)        (169,596)        (157,461)
                                                                         -------------    -------------    -------------
                 Realized gain (loss) on investments .................         (14,787)           7,976           28,752
        Change in unrealized gain (loss)
                 on investments ......................................        (151,158)          15,738         (189,315)
                                                                         -------------    -------------    -------------
                 Net gain (loss) on investments ......................        (165,945)          23,714         (160,563)
                                                                         -------------    -------------    -------------
        Reinvested capital gains .....................................          47,029           13,986                -
                                                                         -------------    -------------    -------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........   $    (259,062)         131,400         (171,751)
                                                                         =============    =============    =============


                                                                            UIFEMMKT       UIFMIDCAPG        UIFUSRE
                                                                         -------------    -------------    -------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................       1,782,715                -        3,697,291
        Mortality and expense risk charges (note 2) ..................        (201,956)        (126,382)        (929,016)
                                                                         -------------    -------------    -------------
                 Net investment activity .............................       1,580,759         (126,382)       2,768,275
                                                                         -------------    -------------    -------------

        Proceeds from mutual funds shares sold .......................      44,094,350       10,815,060       75,140,727
        Cost of mutual fund shares sold ..............................     (45,223,780)     (13,527,081)     (71,566,559)
                                                                         -------------    -------------    -------------
                 Realized gain (loss) on investments .................      (1,129,430)      (2,712,021)       3,574,168
        Change in unrealized gain (loss)
                 on investments ......................................         756,828         (448,739)      (1,431,856)
                                                                         -------------    -------------    -------------
                 Net gain (loss) on investments ......................        (372,602)      (3,160,760)       2,142,312
                                                                         -------------    -------------    -------------
        Reinvested capital gains .....................................               -                -          767,200
                                                                         -------------    -------------    -------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........       1,208,157       (3,287,142)       5,677,787
                                                                         =============    =============    =============


                                                                           WRASSTRAT          WRBAL            WRBND
                                                                         -------------    -------------    -------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................       1,010,392        1,115,530        2,526,148
        Mortality and expense risk charges (note 2) ..................        (310,970)        (298,824)        (332,192)
                                                                         -------------    -------------    -------------
                 Net investment activity .............................         699,422          816,706        2,193,956
                                                                         -------------    -------------    -------------

        Proceeds from mutual funds shares sold .......................       2,303,473          723,183          785,685
        Cost of mutual fund shares sold ..............................      (2,441,490)        (776,413)        (750,899)
                                                                         -------------    -------------    -------------
                 Realized gain (loss) on investments .................        (138,017)         (53,230)          34,786
        Change in unrealized gain (loss)
                 on investments ......................................      (2,095,004)      (1,880,377)      (1,124,164)
                                                                         -------------    -------------    -------------
                 Net gain (loss) on investments ......................      (2,233,021)      (1,933,607)      (1,089,378)
                                                                         -------------    -------------    -------------
        Reinvested capital gains .....................................               -                -                -
                                                                         -------------    -------------    -------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........      (1,533,599)      (1,116,901)       1,104,578
                                                                         =============    =============    =============


                                                                          VEWRLDEMKT        VEWRLDHAS
                                                                         -------------    -------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................               -          101,928
        Mortality and expense risk charges (note 2) ..................        (407,083)        (130,225)
                                                                         -------------    -------------
                 Net investment activity .............................        (407,083)         (28,297)
                                                                         -------------    -------------

        Proceeds from mutual funds shares sold .......................     251,232,338       63,265,980
        Cost of mutual fund shares sold ..............................    (253,420,995)     (64,994,711)
                                                                         -------------    -------------
                 Realized gain (loss) on investments .................      (2,188,657)      (1,728,731)
        Change in unrealized gain (loss)
                 on investments ......................................       3,248,864           88,353
                                                                         -------------    -------------
                 Net gain (loss) on investments ......................       1,060,207       (1,640,378)
                                                                         -------------    -------------
        Reinvested capital gains .....................................               -                -
                                                                         -------------    -------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........         653,124       (1,668,675)
                                                                         =============    =============


                                                                           WRCOREEQ          WRGROWTH
                                                                         -------------    -------------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................         405,886        1,500,447
        Mortality and expense risk charges (note 2) ..................      (1,175,459)      (1,101,909)
                                                                         -------------    -------------
                 Net investment activity .............................        (769,573)         398,538
                                                                         -------------    -------------

        Proceeds from mutual funds shares sold .......................          15,731          188,824
        Cost of mutual fund shares sold ..............................         (19,889)        (215,968)
                                                                         -------------    -------------
                 Realized gain (loss) on investments .................          (4,158)         (27,144)
        Change in unrealized gain (loss)
                 on investments ......................................      (4,392,075)      (4,147,384)
                                                                         -------------    -------------
                 Net gain (loss) on investments ......................      (4,396,233)      (4,174,528)
                                                                         -------------    -------------
        Reinvested capital gains .....................................               -                -
                                                                         -------------    -------------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........      (5,165,806)      (3,775,990)
                                                                         =============    =============


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001

                                                                            WRHIP          WRINT          WRLBP          WRMMP
                                                                         -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................   $ 2,762,371      1,286,471        192,166        481,602
        Mortality and expense risk charges (note 2) ..................      (182,415)      (181,376)       (27,962)      (245,136)
                                                                         -----------    -----------    -----------    -----------
                 Net investment activity .............................     2,579,956      1,105,095        164,204        236,466
                                                                         -----------    -----------    -----------    -----------

        Proceeds from mutual funds shares sold .......................       822,214         37,230        249,671     15,383,109
        Cost of mutual fund shares sold ..............................      (833,904)       (49,305)      (242,592)   (15,383,109)
                                                                         -----------    -----------    -----------    -----------
                 Realized gain (loss) on investments .................       (11,690)       (12,075)         7,079              -
        Change in unrealized gain (loss)
                 on investments ......................................    (2,058,670)    (3,566,059)       (67,882)             -
                                                                         -----------    -----------    -----------    -----------
                 Net gain (loss) on investments ......................    (2,070,360)    (3,578,134)       (60,803)             -
                                                                         -----------    -----------    -----------    -----------
        Reinvested capital gains .....................................             -              -              -              -
                                                                         -----------    -----------    -----------    -----------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........   $   509,596     (2,473,039)       103,401        236,466
                                                                         ===========    ===========    ===========    ===========


                                                                           WRSCITECH       WRSMCAP          WRVP
                                                                          -----------    -----------    -----------
INVESTMENT ACTIVITY:
        Reinvested dividends .........................................        240,343            689        140,890
        Mortality and expense risk charges (note 2) ..................       (313,422)      (419,520)      (138,178)
                                                                          -----------    -----------    -----------
                 Net investment activity .............................        (73,079)      (418,831)         2,712
                                                                          -----------    -----------    -----------

        Proceeds from mutual funds shares sold .......................      1,920,058      1,845,704        199,777
        Cost of mutual fund shares sold ..............................     (2,199,041)    (1,985,667)      (201,168)
                                                                          -----------    -----------    -----------
                 Realized gain (loss) on investments .................       (278,983)      (139,963)        (1,391)
        Change in unrealized gain (loss)
                 on investments ......................................      1,526,995      3,668,515        812,792
                                                                          -----------    -----------    -----------
                 Net gain (loss) on investments ......................      1,248,012      3,528,552        811,401
                                                                          -----------    -----------    -----------
        Reinvested capital gains .....................................              -              -              -
                                                                          -----------    -----------    -----------
                     Net increase (decrease) in contract owners'
                             equity resulting from operations ........      1,174,933      3,109,721        814,113
                                                                          ===========    ===========    ===========


See accompanying notes to financial statements.


================================================================================

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                                TOTAL
                                                                -------------------------------------
                                                                      2001                 2000
                                                                ----------------     ----------------
INVESTMENT ACTIVITY:
        Net investment income ..............................    $     44,748,051           41,773,607
        Realized gain (loss) on investments ................      (1,396,655,621)          30,356,395
        Change in unrealized gain (loss)
                  on investments ...........................        (467,035,414)      (1,781,902,249)
                                                                ----------------     ----------------
        Reinvested capital gains ...........................         328,794,805          605,527,710
                                                                ----------------     ----------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................      (1,490,148,179)      (1,104,244,537)
                                                                ----------------     ----------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................       4,758,136,751        6,126,593,729
        Transfers between funds ............................                   -                    -
        Redemptions ........................................      (1,230,321,119)        (593,866,768)
        Annuity benefits ...................................          (1,264,289)            (387,184)
        Annual contract maintenance charges
                  (note 2) .................................            (317,386)            (200,831)
        Contingent deferred sales charges
                  (note 2) .................................         (22,752,771)         (10,261,819)
        Adjustments to maintain reserves ...................          (3,550,504)          (9,306,361)
                                                                ----------------     ----------------
                           Net equity transactions .........       3,499,930,682        5,512,570,766
                                                                ----------------     ----------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................       2,009,782,503        4,408,326,229
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................      10,938,492,289        6,530,166,060
                                                                ----------------     ----------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................    $ 12,948,274,792       10,938,492,289
                                                                ================     ================

CHANGES IN UNITS:
        Beginning units ....................................         854,916,423          465,965,599
                                                                ----------------     ----------------
        Units purchased ....................................         410,344,735          877,382,518
        Units redeemed .....................................         (95,536,271)        (488,431,694)
                                                                ----------------     ----------------
        Ending units .......................................       1,169,724,887          854,916,423
                                                                ================     ================


                                                                              ACVPINCGR
                                                                -------------------------------------
                                                                      2001                 2000
                                                                ----------------     ----------------
INVESTMENT ACTIVITY:
        Net investment income ..............................            (640,492)          (1,209,796)
        Realized gain (loss) on investments ................          (1,861,625)             930,001
        Change in unrealized gain (loss)
                  on investments ...........................         (21,562,961)         (25,836,925)
                                                                ----------------     ----------------
        Reinvested capital gains ...........................                   -                    -
                                                                ----------------     ----------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................         (24,065,078)         (26,116,720)
                                                                ----------------     ----------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................          59,808,951          114,866,482
        Transfers between funds ............................          (9,181,989)          (7,158,659)
        Redemptions ........................................         (16,188,029)         (11,026,496)
        Annuity benefits ...................................             (53,446)             (10,805)
        Annual contract maintenance charges
                  (note 2) .................................              (9,770)              (7,835)
        Contingent deferred sales charges
                  (note 2) .................................            (286,292)            (212,538)
        Adjustments to maintain reserves ...................             (51,122)              29,939
                                                                ----------------     ----------------
                           Net equity transactions .........          34,038,303           96,480,088
                                                                ----------------     ----------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................           9,973,225           70,363,368
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD .........................................          234,123,781          163,760,413
                                                                ----------------     ----------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................         244,097,006          234,123,781
                                                                ================     ================

CHANGES IN UNITS:
        Beginning units ....................................          17,654,095           10,793,179
                                                                ----------------     ----------------
        Units purchased ....................................           3,598,563           11,012,024
        Units redeemed .....................................            (821,602)          (4,151,108)
                                                                ----------------     ----------------
        Ending units .......................................          20,431,056           17,654,095
                                                                ================     ================


                                                                               ACVPINT
                                                                -------------------------------------
                                                                      2001                 2000
                                                                ----------------     ----------------
INVESTMENT ACTIVITY:
        Net investment income ..............................          (2,769,339)          (2,687,763)
        Realized gain (loss) on investments ................        (103,673,422)          (5,002,607)
        Change in unrealized gain (loss)
                  on investments ...........................          (2,743,438)         (41,510,698)
                                                                ----------------     ----------------
        Reinvested capital gains ...........................          24,807,708            4,412,512
                                                                ----------------     ----------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................         (84,378,491)         (44,788,556)
                                                                ----------------     ----------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................          56,012,313          171,600,796
        Transfers between funds ............................         (34,482,228)         (11,419,011)
        Redemptions ........................................         (17,499,992)         (14,208,058)
        Annuity benefits ...................................             (53,110)              (1,304)
        Annual contract maintenance charges
                  (note 2) .................................              (4,642)              (2,429)
        Contingent deferred sales charges
                  (note 2) .................................            (264,557)            (276,499)
        Adjustments to maintain reserves ...................            (138,350)              17,235
                                                                ----------------     ----------------
                           Net equity transactions .........           3,569,434          145,710,730
                                                                ----------------     ----------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................         (80,809,057)         100,922,174
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD .........................................          296,367,162          195,444,988
                                                                ----------------     ----------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................         215,558,105          296,367,162
                                                                ================     ================

CHANGES IN UNITS:
        Beginning units ....................................          18,957,858           10,249,666
                                                                ----------------     ----------------
        Units purchased ....................................           1,189,248           10,015,585
        Units redeemed .....................................            (386,214)          (1,307,393)
                                                                ----------------     ----------------
        Ending units .......................................          19,760,892           18,957,858
                                                                ================     ================


                                                                             ACVPVALUE
                                                                -------------------------------------
                                                                     2001                  2000
                                                                ----------------     ----------------
INVESTMENT ACTIVITY:
        Net investment income ..............................            (936,906)             (91,030)
        Realized gain (loss) on investments ................          13,220,094           (3,059,290)
        Change in unrealized gain (loss)
                  on investments ...........................          10,454,365           14,273,281
                                                                ----------------     ----------------
        Reinvested capital gains ...........................                   -            1,263,708
                                                                ----------------     ----------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................          22,737,553           12,386,669
                                                                ----------------     ----------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................         107,294,902           32,022,673
        Transfers between funds ............................         102,029,142           17,720,480
        Redemptions ........................................         (13,551,488)          (3,330,296)
        Annuity benefits ...................................              (5,437)                   -
        Annual contract maintenance charges
                  (note 2) .................................              (1,503)                (393)
        Contingent deferred sales charges
                  (note 2) .................................            (222,064)             (62,387)
        Adjustments to maintain reserves ...................             (34,109)              83,061
                                                                ----------------     ----------------
                           Net equity transactions .........         195,509,443           46,433,138
                                                                ----------------     ----------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................         218,246,996           58,819,807
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................          97,175,739           38,355,932
                                                                ----------------     ----------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................         315,422,735           97,175,739
                                                                ================     ================

CHANGES IN UNITS:
        Beginning units ....................................           7,758,901            3,621,109
                                                                ----------------     ----------------
        Units purchased ....................................          15,593,989           13,398,790
        Units redeemed .....................................            (892,287)          (9,260,998)
                                                                ----------------     ----------------
        Ending units .......................................          22,460,603            7,758,901
                                                                ================     ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                       CSWPGPV                          CSWPINTEQ
                                                            -----------------------------     -----------------------------
                                                                2001              2000            2001             2000
                                                            ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
        Net investment income ..........................    $   (105,703)        (217,797)        (205,466)        (192,872)
        Realized gain (loss) on investments ............     (10,051,635)       5,080,297       (6,610,860)      (3,080,170)
        Change in unrealized gain (loss)
                  on investments .......................       6,061,340      (10,957,173)       2,924,998       (6,782,621)
        Reinvested capital gains .......................               -        1,943,800                -        3,528,115
                                                            ------------     ------------     ------------     ------------
                  Net increase (decrease) in contract
                          owners' equity resulting from
                          operations ...................      (4,095,998)      (4,150,873)      (3,891,328)      (6,527,548)
                                                            ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ......................         437,081          971,171          321,905        2,083,400
        Transfers between funds ........................      (2,409,756)      (2,197,517)      (3,242,052)     (12,389,476)
        Redemptions ....................................        (588,320)        (954,721)      (1,090,377)      (1,997,216)
        Annuity benefits ...............................               -                -                -                -
        Annual contract maintenance charges
                  (note 2) .............................            (109)            (149)            (104)            (110)
        Contingent deferred sales charges
                  (note 2) .............................         (18,057)         (24,723)         (21,131)         (47,525)
        Adjustments to maintain reserves ...............          (3,835)              24             (626)             199
                                                            ------------     ------------     ------------     ------------
                           Net equity transactions .....      (2,582,996)      (2,205,915)      (4,032,385)     (12,350,728)
                                                            ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..................      (6,678,994)      (6,356,788)      (7,923,713)     (18,878,276)
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ......................................      15,252,909       21,609,697       23,458,299       42,336,575
                                                            ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..................    $  8,573,915       15,252,909       15,534,586       23,458,299
                                                            ============     ============     ============     ============


CHANGES IN UNITS:
        Beginning units ................................       1,111,277        1,263,066        2,118,432        2,784,067
                                                            ------------     ------------     ------------     ------------
        Units purchased ................................          39,180        2,420,179           23,566       26,453,586
        Units redeemed .................................        (269,273)      (2,571,968)        (318,736)     (27,119,221)
                                                            ------------     ------------     ------------     ------------
        Ending units ...................................         881,184        1,111,277        1,823,262        2,118,432
                                                            ============     ============     ============     ============


                                                                      CSWPVAL                            DNIX
                                                           -----------------------------     -----------------------------
                                                               2001             2000             2001             2000
                                                           ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
        Net investment income ..........................       (228,262)          15,053         (560,028)               -
        Realized gain (loss) on investments ............        (24,335)         256,506       44,776,293                -
        Change in unrealized gain (loss)
                  on investments .......................        103,197        1,010,977                -                -
        Reinvested capital gains .......................              -          201,406                -                -
                                                           ------------     ------------     ------------     ------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ..................       (149,400)       1,483,942       44,216,265                -
                                                           ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ......................        332,630        5,249,935                -                -
        Transfers between funds ........................      2,510,638       (2,809,252)     208,016,120                -
        Redemptions ....................................     (1,783,273)      (1,337,164)    (246,084,935)               -
        Annuity benefits ...............................              -                -                -                -
        Annual contract maintenance charges
                  (note 2) .............................           (249)            (132)               -                -
        Contingent deferred sales charges
                  (note 2) .............................        (37,035)         (21,141)      (6,147,450)               -
        Adjustments to maintain reserves ...............          2,923              851                -                -
                                                           ------------     ------------     ------------     ------------
                           Net equity transactions .....      1,025,634        1,083,097      (44,216,265)               -
                                                           ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..................        876,234        2,567,039                -                -
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ......................................     20,989,398       18,422,359                -                -
                                                           ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..................     21,865,632       20,989,398                -                -
                                                           ============     ============     ============     ============


CHANGES IN UNITS:
        Beginning units ................................      1,602,463        1,518,704                -                -
                                                           ------------     ------------     ------------     ------------
        Units purchased ................................         95,435        1,722,379       15,903,373                -
        Units redeemed .................................        (26,534)      (1,638,620)     (15,903,373)               -
                                                           ------------     ------------     ------------     ------------
        Ending units ...................................      1,671,364        1,602,463                -                -
                                                           ============     ============     ============     ============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                           DRYEUROEQ                          DRYSRGRO
                                                               --------------------------------   --------------------------------
                                                                    2001              2000             2001              2000
                                                               --------------    --------------   --------------    --------------
INVESTMENT ACTIVITY:
        Net investment income ..............................   $      (98,783)          (93,355)      (2,605,882)         (298,852)
        Realized gain (loss) on investments ................       (5,161,834)       (1,011,987)      (3,294,146)          167,043
        Change in unrealized gain (loss)
                  on investments ...........................         (113,878)          195,900      (64,933,738)      (37,295,339)
        Reinvested capital gains ...........................                -           465,237                -                 -
                                                               --------------    --------------   --------------    --------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................       (5,374,495)         (444,205)     (70,833,766)      (37,427,148)
                                                               --------------    --------------   --------------    --------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................        6,487,393        15,305,300       52,653,983       161,412,256
        Transfers between funds ............................       (3,066,106)        3,615,357      (31,386,848)       12,434,467
        Redemptions ........................................       (2,565,080)         (564,054)     (20,970,289)      (14,088,350)
        Annuity benefits ...................................           (1,985)             (396)         (21,083)          (15,894)
        Annual contract maintenance charges
                  (note 2) .................................             (245)              (31)         (32,050)          (22,766)
        Contingent deferred sales charges
                  (note 2) .................................          (44,955)           (7,585)        (632,546)         (283,845)
        Adjustments to maintain reserves ...................            1,519            (1,518)         (80,136)          (25,618)
                                                               --------------    --------------   --------------    --------------
                           Net equity transactions .........          810,541        18,347,073         (468,969)      159,410,250
                                                               --------------    --------------   --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................       (4,563,954)       17,902,868      (71,302,735)      121,983,102
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................       20,036,796         2,133,928      288,625,128       166,642,026
                                                               --------------    --------------   --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................   $   15,472,842        20,036,796      217,322,393       288,625,128
                                                               ==============    ==============   ==============    ==============

CHANGES IN UNITS:
        Beginning units ....................................        1,605,859           165,469       19,733,998         9,959,872
                                                               --------------    --------------   --------------    --------------
        Units purchased ....................................          208,229         6,412,478       18,956,266        13,114,341
        Units redeemed .....................................          (66,022)       (4,972,088)     (19,202,556)       (3,340,215)
                                                               --------------    --------------   --------------    --------------
        Ending units .......................................        1,748,066         1,605,859       19,487,708        19,733,998
                                                               ==============    ==============   ==============    ==============


                                                                          DRYSTKIX                              DRYAP
                                                              --------------------------------    --------------------------------
                                                                   2001              2000              2001              2000
                                                              --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
        Net investment income ..............................          83,069          (723,226)         (363,037)         (567,075)
        Realized gain (loss) on investments ................         231,408         9,409,544           844,875         3,885,737
        Change in unrealized gain (loss)
                  on investments ...........................    (181,721,280)     (160,748,036)      (19,950,694)       (9,163,752)
        Reinvested capital gains ...........................       6,237,021        19,988,077                 -         1,997,656
                                                              --------------    --------------    --------------    --------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................    (175,169,782)     (132,073,641)      (19,468,856)       (3,847,434)
                                                              --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................     257,363,731       552,164,395        37,712,761        56,093,593
        Transfers between funds ............................     (56,504,328)      (30,707,971)       (5,084,334)      (28,587,786)
        Redemptions ........................................     (89,376,639)      (67,406,606)      (12,535,159)      (10,437,967)
        Annuity benefits ...................................         (94,342)          (60,355)          (21,510)           (9,350)
        Annual contract maintenance charges
                  (note 2) .................................         (59,684)          (43,549)           (9,478)           (8,526)
        Contingent deferred sales charges
                  (note 2) .................................      (1,670,535)       (1,282,750)         (247,518)         (232,038)
        Adjustments to maintain reserves ...................        (185,820)            3,064           (12,626)            5,161
                                                              --------------    --------------    --------------    --------------
                           Net equity transactions .........     109,472,383       452,666,228        19,802,136        16,823,087
                                                              --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................     (65,697,399)      320,592,587           333,280        12,975,653
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................   1,250,199,904       929,607,317       178,337,682       165,362,029
                                                              --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................   1,184,502,505     1,250,199,904       178,670,962       178,337,682
                                                              ==============    ==============    ==============    ==============

CHANGES IN UNITS:
        Beginning units ....................................      90,529,550        59,725,015        12,683,936        11,442,779
                                                              --------------    --------------    --------------    --------------
        Units purchased ....................................      12,196,095        57,688,534         2,161,732         3,231,107
        Units redeemed .....................................      (3,230,806)      (26,883,999)         (518,758)       (1,989,950)
                                                              --------------    --------------    --------------    --------------
        Ending units .......................................      99,494,839        90,529,550        14,326,910        12,683,936
                                                              ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                          FISFEDQUAL                          FIDVIPEIS
                                                               --------------------------------   --------------------------------
                                                                    2001              2000             2001              2000
                                                               --------------    --------------   --------------    --------------
INVESTMENT ACTIVITY:
        Net investment income ..............................   $      565,889          (191,541)       1,794,495         1,784,211
        Realized gain (loss) on investments ................        3,124,528           118,900       (4,933,610)       (2,992,995)
        Change in unrealized gain (loss)
                  on investments ...........................        3,032,816         3,607,712      (58,178,673)       10,955,127
        Reinvested capital gains ...........................          234,904                 -       24,425,390        23,074,503
                                                               --------------    --------------   --------------    --------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................        6,958,137         3,535,071      (36,892,398)       32,820,846
                                                               --------------    --------------   --------------    --------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................      116,945,658        43,993,646      211,927,649       174,170,691
        Transfers between funds ............................       55,210,987        12,145,600       19,711,025       (29,077,665)
        Redemptions ........................................      (11,401,817)       (2,254,252)     (43,243,678)      (23,938,568)
        Annuity benefits ...................................          (26,636)           (1,058)        (109,705)           (1,735)
        Annual contract maintenance charges
                  (note 2) .................................             (321)              (15)          (7,529)           (5,050)
        Contingent deferred sales charges
                  (note 2) .................................         (149,164)          (10,213)        (716,384)         (445,155)
        Adjustments to maintain reserves ...................          230,183            14,029          (64,336)          (10,554)
                                                               --------------    --------------   --------------    --------------
                           Net equity transactions .........      160,808,890        53,887,737      187,497,042       120,691,964
                                                               --------------    --------------   --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................      167,767,027        57,422,808      150,604,644       153,512,810
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................       64,869,739         7,446,931      515,597,606       362,084,796
                                                               --------------    --------------   --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................   $  232,636,766        64,869,739      666,202,250       515,597,606
                                                               ==============    ==============   ==============    ==============

CHANGES IN UNITS:
        Beginning units ....................................        6,068,735           759,756       39,698,766        30,054,428
                                                               --------------    --------------   --------------    --------------
        Units purchased ....................................       15,154,212         6,833,526       17,227,857        26,437,067
        Units redeemed .....................................         (885,944)       (1,524,547)      (2,336,829)      (16,792,729)
                                                               --------------    --------------   --------------    --------------
        Ending units .......................................       20,337,003         6,068,735       54,589,794        39,698,766
                                                               ==============    ==============   ==============    ==============


                                                                           FIDVIPGRS                          FIDVIPHIS
                                                               --------------------------------   --------------------------------
                                                                    2001              2000             2001              2000
                                                               --------------    --------------   --------------    --------------
INVESTMENT ACTIVITY:
        Net investment income ..............................      (10,516,226)       (9,299,351)      21,158,404        10,773,494
        Realized gain (loss) on investments ................      (42,015,190)        9,889,705      (66,575,722)      (12,003,334)
        Change in unrealized gain (loss)
                  on investments ...........................     (220,107,096)     (223,848,501)      20,368,597       (47,739,384)
        Reinvested capital gains ...........................       68,833,430        73,816,434                -                 -
                                                               --------------    --------------   --------------    --------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................     (203,805,082)     (149,441,713)     (25,048,721)      (48,969,224)
                                                               --------------    --------------   --------------    --------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................      217,224,830       595,544,756       47,694,180        84,042,564
        Transfers between funds ............................      (90,949,980)       39,393,582          903,055       (45,395,916)
        Redemptions ........................................      (69,033,475)      (51,172,934)     (16,038,348)      (12,916,647)
        Annuity benefits ...................................          (76,461)          (36,664)          (6,335)           (1,103)
        Annual contract maintenance charges
                  (note 2) .................................          (33,414)          (21,707)          (2,933)           (2,358)
        Contingent deferred sales charges
                  (note 2) .................................       (1,262,520)         (930,991)        (255,414)         (203,015)
        Adjustments to maintain reserves ...................         (407,523)          (18,136)         (28,093)              583
                                                               --------------    --------------   --------------    --------------
                           Net equity transactions .........       55,461,457       582,757,906       32,266,112        25,524,108
                                                               --------------    --------------   --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................     (148,343,625)      433,316,193        7,217,391       (23,445,116)
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................    1,041,676,489       608,360,296      172,895,576       196,340,692
                                                               --------------    --------------   --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................      893,332,864     1,041,676,489      180,112,967       172,895,576
                                                               ==============    ==============   ==============    ==============

CHANGES IN UNITS:
        Beginning units ....................................       64,931,576        32,663,000       21,554,541        18,906,184
                                                               --------------    --------------   --------------    --------------
        Units purchased ....................................        5,887,586        53,784,950        4,960,970        19,481,588
        Units redeemed .....................................       (1,752,107)      (21,516,374)        (981,824)      (16,833,231)
                                                               --------------    --------------   --------------    --------------
        Ending units .......................................       69,067,055        64,931,576       25,533,687        21,554,541
                                                               ==============    ==============   ==============    ==============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                           FIDVIPOVS                          FIDVIPCONS
                                                                -------------------------------    -------------------------------
                                                                    2001              2000             2001              2000
                                                                -------------     -------------    -------------     -------------
INVESTMENT ACTIVITY:
        Net investment income ..............................    $   5,070,522           155,316       (2,241,975)       (4,109,902)
        Realized gain (loss) on investments ................      (38,696,811)      (18,282,305)      (4,720,225)        3,622,126
        Change in unrealized gain (loss)
                  on investments ...........................        1,567,777       (11,652,447)     (92,253,027)     (102,500,793)
        Reinvested capital gains ...........................       10,380,090         9,430,441       15,654,677        56,635,936
                                                                -------------     -------------    -------------     -------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................      (21,678,422)      (20,348,995)     (83,560,550)      (46,352,633)
                                                                -------------     -------------    -------------     -------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................       24,804,871        70,114,178      107,088,206       279,920,230
        Transfers between funds ............................      (13,704,332)      (11,336,752)     (43,264,215)      (20,109,306)
        Redemptions ........................................       (6,921,969)       (5,797,870)     (37,414,607)      (27,709,617)
        Annuity benefits ...................................           (8,592)          (12,741)        (194,306)          (16,590)
        Annual contract maintenance charges
                  (note 2) .................................           (1,400)             (647)         (24,432)          (17,553)
        Contingent deferred sales charges
                  (note 2) .................................         (113,669)          (82,326)        (678,695)         (571,546)
        Adjustments to maintain reserves ...................          (27,795)           55,233          (85,629)          (80,970)
                                                                -------------     -------------    -------------     -------------
                           Net equity transactions .........        4,027,114        52,939,075       25,426,322       231,414,648
                                                                -------------     -------------    -------------     -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................      (17,651,308)       32,590,080      (58,134,228)      185,062,015
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................      125,027,688        92,437,608      609,881,705       424,819,690
                                                                -------------     -------------    -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................    $ 107,376,380       125,027,688      551,747,477       609,881,705
                                                                =============     =============    =============     =============

CHANGES IN UNITS:
        Beginning units ....................................        9,861,469         5,905,380       42,190,840        27,031,978
                                                                -------------     -------------    -------------     -------------
        Units purchased ....................................        1,428,257        76,402,686        2,835,835        24,701,756
        Units redeemed .....................................         (445,739)      (72,446,597)        (850,963)       (9,542,894)
                                                                -------------     -------------    -------------     -------------
        Ending units .......................................       10,843,987         9,861,469       44,175,712        42,190,840
                                                                =============     =============    =============     =============


                                                                         FIDVIPGROPS                          FHCAPAP
                                                                -------------------------------    -------------------------------
                                                                    2001              2000             2001              2000
                                                                -------------     -------------    -------------     -------------
INVESTMENT ACTIVITY:
        Net investment income ..............................       (1,203,116)          452,743              (20)                -
        Realized gain (loss) on investments ................      (14,528,739)          581,523                1                 -
        Change in unrealized gain (loss)
                  on investments ...........................      (11,480,505)      (51,769,543)          46,031                 -
        Reinvested capital gains ...........................                -        12,702,709                -                 -
                                                                -------------     -------------    -------------     -------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................      (27,212,360)      (38,032,568)          46,012                 -
                                                                -------------     -------------    -------------     -------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................       18,560,640        64,032,347           37,214                 -
        Transfers between funds ............................      (18,857,502)      (44,904,154)               -                 -
        Redemptions ........................................      (13,280,412)      (11,434,053)               -                 -
        Annuity benefits ...................................           (3,185)           (9,659)               -                 -
        Annual contract maintenance charges
                  (note 2) .................................           (2,571)           (1,990)               -                 -
        Contingent deferred sales charges
                  (note 2) .................................         (368,763)         (215,072)               -                 -
        Adjustments to maintain reserves ...................          (82,728)            9,299          470,060                 -
                                                                -------------     -------------    -------------     -------------
                           Net equity transactions .........      (14,034,521)        7,476,718          507,274                 -
                                                                -------------     -------------    -------------     -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................      (41,246,881)      (30,555,850)         553,286                 -
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................      177,472,606       208,028,456                -                 -
                                                                -------------     -------------    -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................      136,225,725       177,472,606          553,286                 -
                                                                =============     =============    =============     =============

CHANGES IN UNITS:
        Beginning units ....................................       16,526,974        15,778,837                -                 -
                                                                -------------     -------------    -------------     -------------
        Units purchased ....................................        1,992,331         7,812,251           50,748                 -
        Units redeemed .....................................       (3,449,571)       (7,064,114)               -                 -
                                                                -------------     -------------    -------------     -------------
        Ending units .......................................       15,069,734        16,526,974           50,748                 -
                                                                =============     =============    =============     =============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                           FHGRINC                          JANCAPAP
                                                                ----------------------------     -----------------------------
                                                                    2001            2000             2001             2000
                                                                ------------    ------------     ------------     ------------
INVESTMENT ACTIVITY:
        Net investment income ..............................    $        254               -       (1,333,691)        (163,203)
        Realized gain (loss) on investments ................               3               -      (69,953,542)      (3,781,514)
        Change in unrealized gain (loss)
                  on investments ...........................           7,405               -      (27,326,959)     (76,377,132)
        Reinvested capital gains ...........................               -               -                -                -
                                                                ------------    ------------     ------------     ------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................           7,662               -      (98,614,192)     (80,321,849)
                                                                ------------    ------------     ------------     ------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................          78,740               -      114,398,358      366,569,594
        Transfers between funds ............................               -               -      (37,499,709)     105,606,666
        Redemptions ........................................             (33)              -      (24,494,900)     (12,687,236)
        Annuity benefits ...................................               -               -          (21,918)          (7,141)
        Annual contract maintenance charges
                  (note 2) .................................               -               -           (5,169)            (443)
        Contingent deferred sales charges
                  (note 2) .................................               -               -         (427,120)        (158,020)
        Adjustments to maintain reserves ...................         529,898               -         (392,748)          32,580
                                                                ------------    ------------     ------------     ------------
                           Net equity transactions .........         608,605               -       51,556,794      459,356,000
                                                                ------------    ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................         616,267               -      (47,057,398)     379,034,151
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................               -               -      379,034,151                -
                                                                ------------    ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................    $    616,267               -      331,976,753      379,034,151
                                                                ============    ============     ============     ============


CHANGES IN UNITS:
        Beginning units ....................................               -               -       40,005,826                -
                                                                ------------    ------------     ------------     ------------
        Units purchased ....................................          61,020               -        7,466,502       41,344,136
        Units redeemed .....................................             (26)              -       (1,940,760)      (1,338,310)
                                                                ------------    ------------     ------------     ------------
        Ending units .......................................          60,994               -       45,531,568       40,005,826
                                                                ------------    ------------     ------------     ------------


                                                                           JANGLTECH                         JANINTGRO
                                                                 -----------------------------     -----------------------------
                                                                     2001             2000             2001             2000
                                                                 ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
        Net investment income ..............................         (996,747)        (815,188)      (1,429,166)       8,212,948
        Realized gain (loss) on investments ................     (165,519,651)      (4,972,428)    (100,603,422)     (52,914,841)
        Change in unrealized gain (loss)
                  on investments ...........................       74,908,464     (110,898,324)      30,634,407      (22,742,452)
        Reinvested capital gains ...........................                -                -                -                -
                                                                 ------------     ------------     ------------     ------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................      (91,607,934)    (116,685,940)     (71,398,181)     (67,444,345)
                                                                 ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................       44,310,246      256,863,272       83,757,727      285,820,460
        Transfers between funds ............................      (17,637,399)      95,852,810      (44,161,893)      80,274,764
        Redemptions ........................................      (10,696,906)      (9,789,744)     (13,996,844)      (8,224,464)
        Annuity benefits ...................................           (9,370)          (7,779)         (20,518)          (7,985)
        Annual contract maintenance charges
                  (note 2) .................................           (4,316)            (612)          (6,161)            (419)
        Contingent deferred sales charges
                  (note 2) .................................         (180,409)        (158,536)        (255,352)         (96,809)
        Adjustments to maintain reserves ...................         (298,975)          63,970         (262,220)         (19,437)
                                                                 ------------     ------------     ------------     ------------
                           Net equity transactions .........       15,482,871      342,823,381       25,054,739      357,746,110
                                                                 ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................      (76,125,063)     226,137,441      (46,343,442)     290,301,765
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................      226,137,441                -      290,301,765                -
                                                                 ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................      150,012,378      226,137,441      243,958,323      290,301,765
                                                                 ============     ============     ============     ============


CHANGES IN UNITS:
        Beginning units ....................................       34,729,247                -       29,890,059                -
                                                                 ------------     ------------     ------------     ------------
        Units purchased ....................................        3,550,055       36,004,276        4,667,367       30,726,087
        Units redeemed .....................................         (995,176)      (1,275,029)      (1,355,533)        (836,028)
                                                                 ------------     ------------     ------------     ------------
        Ending units .......................................       37,284,126       34,729,247       33,201,893       29,890,059
                                                                 ------------     ------------     ------------     ------------

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                           NSATCAPAP                         NSATMIDCAPIX
                                                                -------------------------------    -------------------------------
                                                                    2001               2000             2001             2000
                                                                -------------     -------------    -------------     -------------
INVESTMENT ACTIVITY:
        Net investment income ..............................    $  (1,725,129)       (2,532,457)        (747,072)         (112,841)
        Realized gain (loss) on investments ................     (139,504,484)       (2,121,865)      (2,289,035)        2,312,155
        Change in unrealized gain (loss)
                  on investments ...........................       73,978,880      (136,041,722)        (783,741)       (1,917,919)
        Reinvested capital gains ...........................                -        52,248,895        1,294,120         3,108,525
                                                                -------------     -------------    -------------     -------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................      (67,250,733)      (88,447,149)      (2,525,728)        3,389,920
                                                                -------------     -------------    -------------     -------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................       15,671,912        70,219,052       53,016,898        45,272,742
        Transfers between funds ............................      (22,383,580)      (73,437,312)      31,245,674        28,498,331
        Redemptions ........................................      (18,841,577)      (17,516,902)      (7,509,292)       (2,716,542)
        Annuity benefits ...................................          (15,833)          (14,847)         (26,938)           (9,335)
        Annual contract maintenance charges
                  (note 2) .................................          (10,952)          (11,435)          (1,350)             (360)
        Contingent deferred sales charges
                  (note 2) .................................         (563,621)         (425,092)        (137,028)          (31,752)
        Adjustments to maintain reserves ...................          (96,162)           24,576          (59,897)           48,319
                                                                -------------     -------------    -------------     -------------
                           Net equity transactions .........      (26,239,813)      (21,161,960)      76,528,067        71,061,403
                                                                -------------     -------------    -------------     -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................      (93,490,546)     (109,609,109)      74,002,339        74,451,323
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................      232,325,125       341,934,234       89,192,738        14,741,415
                                                                -------------     -------------    -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................    $ 138,834,579       232,325,125      163,195,077        89,192,738
                                                                =============     =============    =============     =============

CHANGES IN UNITS:
        Beginning units ....................................       23,423,006        24,935,324        5,685,236         1,114,320
                                                                -------------     -------------    -------------     -------------
        Units purchased ....................................        2,217,317        12,426,701        5,359,375         7,024,346
        Units redeemed .....................................       (5,827,938)      (13,939,019)        (402,339)       (2,453,430)
                                                                -------------     -------------    -------------     -------------
        Ending units .......................................       19,812,385        23,423,006       10,642,272         5,685,236
                                                                =============     =============    =============     =============


                                                                          NSATEQINC                           NSATHINCBD
                                                               -------------------------------     -------------------------------
                                                                   2001              2000              2001              2000
                                                               -------------     -------------     -------------     -------------
INVESTMENT ACTIVITY:
        Net investment income ..............................         112,776           (49,646)        6,748,480         4,850,542
        Realized gain (loss) on investments ................          46,759           350,587        (9,891,459)         (535,934)
        Change in unrealized gain (loss)
                  on investments ...........................      (7,089,737)       (7,052,261)        4,414,829        (9,518,647)
        Reinvested capital gains ...........................               -                 -                 -                 -
                                                               -------------     -------------     -------------     -------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................      (6,930,202)       (6,751,320)        1,271,850        (5,204,039)
                                                               -------------     -------------     -------------     -------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................      12,443,493        30,102,882        23,759,607        21,514,941
        Transfers between funds ............................      (6,591,209)        3,858,095        21,904,043        (7,075,558)
        Redemptions ........................................      (4,297,405)       (2,736,832)       (6,517,420)       (3,805,183)
        Annuity benefits ...................................          (3,682)           (1,665)          (38,757)           (1,285)
        Annual contract maintenance charges
                  (note 2) .................................            (540)             (186)             (308)             (168)
        Contingent deferred sales charges
                  (note 2) .................................         (66,982)          (40,522)          (91,339)          (67,776)
        Adjustments to maintain reserves ...................         (14,996)            2,432           (27,444)              781
                                                               -------------     -------------     -------------     -------------
                           Net equity transactions .........       1,468,679        31,184,204        38,988,382        10,565,752
                                                               -------------     -------------     -------------     -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................      (5,461,523)       24,432,884        40,260,232         5,361,713
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................      51,320,504        26,887,620        55,299,575        49,937,862
                                                               -------------     -------------     -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................      45,858,981        51,320,504        95,559,807        55,299,575
                                                               =============     =============     =============     =============

CHANGES IN UNITS:
        Beginning units ....................................       4,254,275         1,974,337         5,607,802         4,575,209
                                                               -------------     -------------     -------------     -------------
        Units purchased ....................................         169,364         3,006,832         4,335,526         2,845,681
        Units redeemed .....................................         (53,883)         (726,894)         (480,933)       (1,813,088)
                                                               -------------     -------------     -------------     -------------
        Ending units .......................................       4,369,756         4,254,275         9,462,395         5,607,802
                                                               =============     =============     =============     =============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                         NSATEMMKT                         NSATGLOBTC
                                                               -----------------------------     -----------------------------
                                                                   2001             2000             2001             2000
                                                               ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
        Net investment income ..............................   $    (12,970)            (879)         (78,573)         (13,870)
        Realized gain (loss) on investments ................       (262,635)         (87,888)      (3,895,249)      (1,057,526)
        Change in unrealized gain (loss)
                  on investments ...........................        224,888              326          641,527       (1,360,035)
        Reinvested capital gains ...........................              -                -                -          114,212
                                                               ------------     ------------     ------------     ------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................        (50,717)         (88,441)      (3,332,295)      (2,317,219)
                                                               ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................      1,795,110           67,486        4,024,218        2,276,687
        Transfers between funds ............................      3,615,363          127,309        3,306,990        5,889,821
        Redemptions ........................................       (102,354)          (1,578)        (366,917)         (62,719)
        Annuity benefits ...................................           (976)               -               (2)               -
        Annual contract maintenance charges
                  (note 2) .................................            (18)               -             (223)             (26)
        Contingent deferred sales charges
                  (note 2) .................................         (1,147)               -           (4,661)             (82)
        Adjustments to maintain reserves ...................        (11,836)              91          (92,216)        (214,515)
                                                               ------------     ------------     ------------     ------------
                           Net equity transactions .........      5,294,142          193,308        6,867,189        7,889,166
                                                               ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................      5,243,425          104,867        3,534,894        5,571,947
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................        104,867                -        5,571,947                -
                                                               ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................   $  5,348,292          104,867        9,106,841        5,571,947
                                                               ============     ============     ============     ============

CHANGES IN UNITS:
        Beginning units ....................................         12,616                -          873,083                -
                                                               ------------     ------------     ------------     ------------
        Units purchased ....................................        688,726           12,904        1,726,889          896,490
        Units redeemed .....................................        (12,554)            (288)         (78,564)         (23,407)
                                                               ------------     ------------     ------------     ------------
        Ending units .......................................        688,788           12,616        2,521,408          873,083
                                                               ============     ============     ============     ============


                                                                         NSATINTGR                         NSATGVTBD
                                                               -----------------------------     -----------------------------
                                                                   2001             2000             2001             2000
                                                               ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
        Net investment income ..............................        (14,846)          (1,346)      20,168,853       13,853,129
        Realized gain (loss) on investments ................         75,164          (45,487)       2,568,288       (2,858,471)
        Change in unrealized gain (loss)
                  on investments ...........................         23,267            6,563        1,559,036       19,607,075
        Reinvested capital gains ...........................              -                -          828,781                -
                                                               ------------     ------------     ------------     ------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................         83,585          (40,270)      25,124,958       30,601,733
                                                               ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................      2,180,249           70,191      208,529,666      103,503,151
        Transfers between funds ............................     (1,056,473)         375,299       79,594,315      (10,659,484)
        Redemptions ........................................        (24,186)          (1,782)     (42,386,835)     (19,065,772)
        Annuity benefits ...................................              -                -          (39,505)          (5,111)
        Annual contract maintenance charges
                  (note 2) .................................            (34)               -           (3,989)          (2,531)
        Contingent deferred sales charges
                  (note 2) .................................           (545)               -         (653,031)        (301,999)
        Adjustments to maintain reserves ...................           (808)              (6)          30,786           10,440
                                                               ------------     ------------     ------------     ------------
                           Net equity transactions .........      1,098,203          443,702      245,071,407       73,478,694
                                                               ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................      1,181,788          403,432      270,196,365      104,080,427
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................        403,432                -      345,808,194      241,727,767
                                                               ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................      1,585,220          403,432      616,004,559      345,808,194
                                                               ============     ============     ============     ============

CHANGES IN UNITS:
        Beginning units ....................................         43,902                -       30,078,964       23,054,706
                                                               ------------     ------------     ------------     ------------
        Units purchased ....................................        274,565           44,989       24,092,852       22,268,670
        Units redeemed .....................................        (68,342)          (1,087)      (2,729,970)     (15,244,412)
                                                               ------------     ------------     ------------     ------------
        Ending units .......................................        250,125           43,902       51,441,846       30,078,964
                                                               ============     ============     ============     ============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                            NSATBAL                          NSATMSECBD
                                                               --------------------------------   --------------------------------
                                                                    2001              2000             2001              2000
                                                               --------------    --------------   --------------    --------------
INVESTMENT ACTIVITY:
        Net investment income ..............................   $    1,461,391         1,612,010        4,954,682         4,209,889
        Realized gain (loss) on investments ................         (999,307)         (233,045)      (1,697,833)       (1,416,193)
        Change in unrealized gain (loss)
                  on investments ...........................       (6,196,777)       (3,168,340)        (162,133)          864,606
        Reinvested capital gains ...........................                -                 -                -                 -
                                                               --------------    --------------   --------------    --------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................       (5,734,693)       (1,789,375)       3,094,716         3,658,302
                                                               --------------    --------------   --------------    --------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................       42,522,114        46,546,340       30,631,377        32,251,061
        Transfers between funds ............................        4,701,223        (7,981,627)       3,061,118         3,587,916
        Redemptions ........................................      (10,472,030)       (5,941,381)      (8,480,239)       (4,353,022)
        Annuity benefits ...................................           (7,208)             (560)          (5,153)              (86)
        Annual contract maintenance charges
                  (note 2) .................................           (1,501)           (1,164)            (285)             (161)
        Contingent deferred sales charges
                  (note 2) .................................         (167,611)         (106,034)        (132,781)          (75,160)
        Adjustments to maintain reserves ...................          (88,549)            5,006           13,265               900
                                                               --------------    --------------   --------------    --------------
                           Net equity transactions .........       36,486,438        32,520,580       25,087,302        31,411,448
                                                               --------------    --------------   --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................       30,751,745        30,731,205       28,182,018        35,069,750
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................      104,626,131        73,894,926       94,390,812        59,321,062
                                                               --------------    --------------   --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................   $  135,377,876       104,626,131      122,572,830        94,390,812
                                                               ==============    ==============   ==============    ==============

CHANGES IN UNITS:
        Beginning units ....................................        9,840,207         6,828,549        8,741,583         5,745,755
                                                               --------------    --------------   --------------    --------------
        Units purchased ....................................        4,236,304         5,628,778        2,747,187         6,111,981
        Units redeemed .....................................         (649,841)       (2,617,120)        (459,882)       (3,116,153)
                                                               --------------    --------------   --------------    --------------
        Ending units .......................................       13,426,670         9,840,207       11,028,888         8,741,583
                                                               ==============    ==============   ==============    ==============


                                                                           NSATMYMKT                          NSATGLOB50
                                                               --------------------------------    --------------------------------
                                                                    2001              2000              2001              2000
                                                               --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
        Net investment income ..............................       21,248,847        25,289,928           286,267           (90,152)
        Realized gain (loss) on investments ................                -                 -       (14,014,497)        1,960,625
        Change in unrealized gain (loss)
                  on investments ...........................                -                 -         5,278,208        (9,742,003)
        Reinvested capital gains ...........................                -                 -                 -         1,639,194
                                                               --------------    --------------    --------------    --------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................       21,248,847        25,289,928        (8,450,022)       (6,232,336)
                                                               --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................      925,019,516       838,515,011         4,731,108        18,603,078
        Transfers between funds ............................     (203,378,995)     (388,293,928)       (3,417,391)       (2,725,632)
        Redemptions ........................................     (209,672,827)      (95,747,059)       (2,028,459)       (2,059,534)
        Annuity benefits ...................................          (96,248)          (74,157)             (830)             (216)
        Annual contract maintenance charges
                  (note 2) .................................           (4,911)           (1,911)             (627)             (480)
        Contingent deferred sales charges
                  (note 2) .................................       (2,490,220)       (1,108,426)          (30,925)          (39,284)
        Adjustments to maintain reserves ...................          406,078           (67,852)          (20,711)          (17,045)
                                                               --------------    --------------    --------------    --------------
                           Net equity transactions .........      509,782,393       353,221,678          (767,835)       13,760,887
                                                               --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................      531,031,240       378,511,606        (9,217,857)        7,528,551
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................      788,047,281       409,535,675        44,628,929        37,100,378
                                                               --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................    1,319,078,521       788,047,281        35,411,072        44,628,929
                                                               ==============    ==============    ==============    ==============

CHANGES IN UNITS:
        Beginning units ....................................       70,634,877        37,954,711         3,553,920         2,562,069
                                                               --------------    --------------    --------------    --------------
        Units purchased ....................................       59,070,188        85,241,760           275,954         5,284,856
        Units redeemed .....................................      (13,923,626)      (52,561,594)         (315,872)       (4,293,005)
                                                               --------------    --------------    --------------    --------------
        Ending units .......................................      115,781,439        70,634,877         3,514,002         3,553,920
                                                               ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                         NSATSMCAPG                        NSATSMCAPV
                                                               ------------------------------    ------------------------------
                                                                    2001             2000             2001             2000
                                                               -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
        Net investment income ..............................   $    (944,565)        (517,795)      (2,903,263)      (1,092,180)
        Realized gain (loss) on investments ................     (20,891,380)       1,286,394        3,673,424        2,335,897
        Change in unrealized gain (loss)
                  on investments ...........................      12,606,435      (17,955,941)      17,317,519      (21,605,961)
        Reinvested capital gains ...........................               -          775,379       26,302,824       26,714,354
                                                               -------------    -------------    -------------    -------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................      (9,229,510)     (16,411,963)      44,390,504        6,352,110
                                                               -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................      34,075,774       56,497,245       92,625,183       49,089,651
        Transfers between funds ............................      15,671,384       17,777,370      127,309,980       20,945,489
        Redemptions ........................................      (4,396,701)      (2,316,123)     (20,217,316)      (5,373,726)
        Annuity benefits ...................................          (2,411)            (390)         (21,888)          (1,088)
        Annual contract maintenance charges
                  (note 2) .................................          (1,254)            (290)          (5,050)          (2,433)
        Contingent deferred sales charges
                  (note 2) .................................         (72,389)         (40,581)        (363,275)        (109,546)
        Adjustments to maintain reserves ...................      (1,605,633)          27,418           94,517            2,838
                                                               -------------    -------------    -------------    -------------
                           Net equity transactions .........      43,668,770       71,944,649      199,422,151       64,551,185
                                                               -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................      34,439,260       55,532,686      243,812,655       70,903,295
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................      69,785,338       14,252,652      139,870,198       68,966,903
                                                               -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................   $ 104,224,598       69,785,338      383,682,853      139,870,198
                                                               =============    =============    =============    =============

CHANGES IN UNITS:
        Beginning units ....................................       4,035,276          599,267        9,836,911        5,606,043
                                                               -------------    -------------    -------------    -------------
        Units purchased ....................................       3,225,240        7,121,558       11,439,851       14,392,825
        Units redeemed .....................................        (241,033)      (3,685,549)        (880,010)     (10,161,957)
                                                               -------------    -------------    -------------    -------------
        Ending units .......................................       7,019,483        4,035,276       20,396,752        9,836,911
                                                               =============    =============    =============    =============


                                                                          NSATSMCO                         NSATSTRVAL
                                                               ------------------------------    ------------------------------
                                                                    2001             2000             2001             2000
                                                               -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
        Net investment income ..............................      (2,442,953)      (1,852,079)        (119,198)         (20,996)
        Realized gain (loss) on investments ................     (50,334,441)      14,652,717          (44,923)         152,087
        Change in unrealized gain (loss)
                  on investments ...........................      34,111,427      (43,187,481)      (1,029,469)       1,229,421
        Reinvested capital gains ...........................               -       39,062,828           28,421                -
                                                               -------------    -------------    -------------    -------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................     (18,665,967)       8,675,985       (1,165,169)       1,360,512
                                                               -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................      61,219,849      105,158,467          339,908        7,016,204
        Transfers between funds ............................      11,787,081       24,480,147          238,685          474,872
        Redemptions ........................................     (16,465,397)     (13,005,490)      (2,589,872)      (1,046,662)
        Annuity benefits ...................................         (21,640)          (3,070)               -                -
        Annual contract maintenance charges
                  (note 2) .................................          (3,759)          (1,512)            (275)            (123)
        Contingent deferred sales charges
                  (note 2) .................................        (214,784)        (166,521)        (107,192)         (18,088)
        Adjustments to maintain reserves ...................         (78,929)          29,330             (604)             399
                                                               -------------    -------------    -------------    -------------
                           Net equity transactions .........      56,222,421      116,491,351       (2,119,350)       6,426,602
                                                               -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................      37,556,454      125,167,336       (3,284,519)       7,787,114
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................     227,220,649      102,053,313       22,067,980       14,280,866
                                                               -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................     264,777,103      227,220,649       18,783,461       22,067,980
                                                               =============    =============    =============    =============

CHANGES IN UNITS:
        Beginning units ....................................      14,358,246        7,226,898        2,045,136        1,453,494
                                                               -------------    -------------    -------------    -------------
        Units purchased ....................................       4,027,777       31,180,668           66,191        3,766,431
        Units redeemed .....................................        (624,665)     (24,049,320)        (296,946)      (3,174,789)
                                                               -------------    -------------    -------------    -------------
        Ending units .......................................      17,761,358       14,358,246        1,814,381        2,045,136
                                                               =============    =============    =============    =============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                         NSATSTMCAP                         NSATTOTRE
                                                               ------------------------------    ------------------------------
                                                                   2001             2000              2001             2000
                                                               -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
        Net investment income ..............................   $  (1,671,754)      (1,850,520)      (1,499,982)      (1,881,426)
        Realized gain (loss) on investments ................     (69,995,208)      20,409,266      (39,571,282)       2,225,351
        Change in unrealized gain (loss)
                  on investments ...........................      12,802,743      (68,420,907)     (48,867,691)    (228,097,732)
        Reinvested capital gains ...........................               -        7,110,947       14,632,157      207,299,915
                                                               -------------    -------------    -------------    -------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................     (58,864,219)     (42,751,214)     (75,306,798)     (20,453,892)
                                                               -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................      33,220,090      108,458,682      102,434,209      180,515,782
        Transfers between funds ............................     (14,974,739)      32,261,262      (28,656,087)     (72,738,625)
        Redemptions ........................................     (10,398,229)     (10,028,767)     (43,996,482)     (34,074,138)
        Annuity benefits ...................................          (2,297)            (354)         (63,436)         (33,789)
        Annual contract maintenance charges
                  (note 2) .................................          (5,453)          (2,714)         (21,809)         (16,888)
        Contingent deferred sales charges
                  (note 2) .................................        (194,056)        (186,187)        (813,328)        (681,599)
        Adjustments to maintain reserves ...................        (171,543)          52,422         (157,926)          53,083
                                                               -------------    -------------    -------------    -------------
                           Net equity transactions .........       7,473,773      130,554,344       28,725,141       73,023,826
                                                               -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................     (51,390,446)      87,803,130      (46,581,657)      52,569,934
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................     175,127,832       87,324,702      562,856,517      510,286,583
                                                               -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................   $ 123,737,386      175,127,832      516,274,860      562,856,517
                                                               =============    =============    =============    =============

CHANGES IN UNITS:
        Beginning units ....................................       9,594,511        4,077,931       45,824,388       40,239,354
                                                               -------------    -------------    -------------    -------------
        Units purchased ....................................         298,172       13,730,696        3,444,148       18,674,436
        Units redeemed .....................................         (90,055)      (8,214,116)      (1,008,448)     (13,089,402)
                                                               -------------    -------------    -------------    -------------
        Ending units .......................................       9,802,628        9,594,511       48,260,088       45,824,388
                                                               =============    =============    =============    =============


                                                                          NSATGRFOC                        NBAMTGUARD
                                                               ------------------------------    ------------------------------
                                                                    2001             2000             2001             2000
                                                               -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
        Net investment income ..............................         (52,747)          (4,841)        (743,376)        (385,982)
        Realized gain (loss) on investments ................      (2,669,702)        (505,621)         724,117        2,154,241
        Change in unrealized gain (loss)
                  on investments ...........................         374,556         (256,200)      (8,681,449)      (2,906,624)
        Reinvested capital gains ...........................               -                -        5,751,271                -
                                                               -------------    -------------    -------------    -------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................      (2,347,893)        (766,662)      (2,949,437)      (1,138,365)
                                                               -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................       1,667,055          443,630       34,797,877       27,129,554
        Transfers between funds ............................       6,140,722        2,215,215       13,007,884       (3,783,997)
        Redemptions ........................................        (139,554)          (3,456)      (6,810,025)      (4,313,697)
        Annuity benefits ...................................             (30)               -           (3,490)             (52)
        Annual contract maintenance charges
                  (note 2) .................................             (74)              (7)          (2,377)          (1,801)
        Contingent deferred sales charges
                  (note 2) .................................          (1,168)               -         (116,071)         (87,584)
        Adjustments to maintain reserves ...................           4,948           (5,269)         (17,957)           1,705
                                                               -------------    -------------    -------------    -------------
                           Net equity transactions .........       7,671,899        2,650,113       40,855,841       18,944,128
                                                               -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................       5,324,006        1,883,451       37,906,404       17,805,763
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................       1,883,451                -       82,603,102       64,797,339
                                                               -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................       7,207,457        1,883,451      120,509,506       82,603,102
                                                               =============    =============    =============    =============

CHANGES IN UNITS:
        Beginning units ....................................         302,210                -        5,437,332        4,217,877
                                                               -------------    -------------    -------------    -------------
        Units purchased ....................................       1,665,326          304,546        3,250,586        3,709,554
        Units redeemed .....................................         (28,738)          (2,336)        (358,383)      (2,490,099)
                                                               -------------    -------------    -------------    -------------
        Ending units .......................................       1,938,798          302,210        8,329,535        5,437,332
                                                               =============    =============    =============    =============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                          NBAMTMCGR                         NBAMTPART
                                                               ------------------------------    ------------------------------
                                                                   2001             2000             2001             2000
                                                               -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
        Net investment income ..............................   $  (2,900,568)      (2,509,235)        (774,120)        (275,054)
        Realized gain (loss) on investments ................    (117,419,495)      33,439,981      (12,871,013)      (9,900,668)
        Change in unrealized gain (loss)
                  on investments ...........................      42,528,798      (79,901,703)       4,459,298      (10,212,756)
        Reinvested capital gains ...........................               -           56,886        4,244,734       19,587,870
                                                               -------------    -------------    -------------    -------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................     (77,791,265)     (48,914,071)      (4,941,101)        (800,608)
                                                               -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................      75,563,479      168,420,408       16,827,838       24,470,205
        Transfers between funds ............................     (17,591,692)      73,327,761       (5,254,099)     (24,469,876)
        Redemptions ........................................     (15,843,983)     (11,550,909)      (7,266,485)      (6,450,907)
        Annuity benefits ...................................         (23,953)          (1,173)          (3,731)          (9,525)
        Annual contract maintenance charges
                  (note 2) .................................          (6,025)          (3,482)          (1,367)          (1,083)
        Contingent deferred sales charges
                  (note 2) .................................        (273,334)        (226,747)        (147,726)        (145,162)
        Adjustments to maintain reserves ...................        (183,670)          23,759          (14,410)           1,309
                                                               -------------    -------------    -------------    -------------
                           Net equity transactions .........      41,640,822      229,989,617        4,140,020       (6,605,039)
                                                               -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................     (36,150,443)     181,075,546         (801,081)      (7,405,647)
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................     285,159,537      104,083,991      120,192,455      127,598,102
                                                               -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................   $ 249,009,094      285,159,537      119,391,374      120,192,455
                                                               =============    =============    =============    =============

CHANGES IN UNITS:
        Beginning units ....................................      13,579,156        4,329,553       10,654,856       11,409,549
                                                               -------------    -------------    -------------    -------------
        Units purchased ....................................       3,480,370       20,856,272          349,973        6,068,008
        Units redeemed .....................................        (814,733)     (11,606,669)        (104,586)      (6,822,701)
                                                               -------------    -------------    -------------    -------------
        Ending units .......................................      16,244,793       13,579,156       10,900,243       10,654,856
                                                               =============    =============    =============    =============


                                                                          OPPAGGGRO                         OPPCAPAP
                                                               ------------------------------    ------------------------------
                                                                    2001            2000             2001             2000
                                                               -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
        Net investment income ..............................        (462,356)      (3,913,210)      (2,583,161)      (3,231,202)
        Realized gain (loss) on investments ................    (306,512,381)      42,923,233       (6,741,625)       8,250,121
        Change in unrealized gain (loss)
                  on investments ...........................     114,233,984     (160,398,654)    (101,519,745)     (43,595,783)
        Reinvested capital gains ...........................      50,386,308        9,393,044       41,530,597       15,688,516
                                                               -------------    -------------    -------------    -------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................    (142,354,445)    (111,995,587)     (69,313,934)     (22,888,348)
                                                               -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................      97,571,216      277,860,705      174,058,968      231,537,703
        Transfers between funds ............................     (61,968,222)     114,821,812      (14,813,561)      74,229,626
        Redemptions ........................................     (22,805,459)     (20,446,337)     (32,506,978)     (17,385,622)
        Annuity benefits ...................................         (13,237)          (4,361)         (66,676)         (19,985)
        Annual contract maintenance charges
                  (note 2) .................................         (17,711)          (6,285)         (13,343)          (5,821)
        Contingent deferred sales charges
                  (note 2) .................................        (402,256)        (355,142)        (544,341)        (323,927)
        Adjustments to maintain reserves ...................        (265,906)         333,361          (87,851)             240
                                                               -------------    -------------    -------------    -------------
                           Net equity transactions .........      12,098,425      372,203,753      126,026,218      288,032,214
                                                               -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................    (130,256,020)     260,208,166       56,712,284      265,143,866
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................     407,541,523      147,333,357      437,985,467      172,841,601
                                                               -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................     277,285,503      407,541,523      494,697,751      437,985,467
                                                               =============    =============    =============    =============

CHANGES IN UNITS:
        Beginning units ....................................      22,357,403        7,360,962       25,624,577       10,136,548
                                                               -------------    -------------    -------------    -------------
        Units purchased ....................................       1,314,021       46,701,481        9,344,985       22,430,510
        Units redeemed .....................................      (1,551,710)     (31,705,040)      (1,640,795)      (6,942,481)
                                                               -------------    -------------    -------------    -------------
        Ending units .......................................      22,119,714       22,357,403       33,328,767       25,624,577
                                                               =============    =============    =============    =============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                          OPPGISEC                         OPPMSGRINC
                                                               ------------------------------    ------------------------------
                                                                   2001             2000             2001             2000
                                                               -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
        Net investment income ..............................   $    (777,962)        (174,028)      (2,331,173)      (1,968,058)
        Realized gain (loss) on investments ................     (13,066,391)      (1,319,208)      (2,437,653)         232,890
        Change in unrealized gain (loss)
                  on investments ...........................       1,381,912          965,928      (37,845,947)     (39,536,083)
        Reinvested capital gains ...........................       8,424,403                -                -        8,795,854
                                                               -------------    -------------    -------------    -------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................      (4,038,038)        (527,308)     (42,614,773)     (32,475,397)
                                                               -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................      85,796,961       31,183,252      133,325,648      217,074,469
        Transfers between funds ............................      21,328,634       16,826,032       (6,528,113)      18,802,247
        Redemptions ........................................      (4,905,762)        (804,240)     (27,890,719)     (14,068,592)
        Annuity benefits ...................................          (9,316)               -          (37,445)          (2,903)
        Annual contract maintenance charges
                  (note 2) .................................            (516)             (13)          (5,155)          (2,461)
        Contingent deferred sales charges
                  (note 2) .................................         (56,862)          (5,564)        (414,335)        (254,832)
        Adjustments to maintain reserves ...................         (41,819)         (11,898)        (216,910)          14,700
                                                               -------------    -------------    -------------    -------------
                           Net equity transactions .........     102,111,320       47,187,569       98,232,971      221,562,628
                                                               -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................      98,073,282       46,660,261       55,618,198      189,087,231
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................      46,660,261                -      330,697,072      141,609,841
                                                               -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................   $ 144,733,543       46,660,261      386,315,270      330,697,072
                                                               =============    =============    =============    =============

CHANGES IN UNITS:
        Beginning units ....................................       4,293,665                -       27,040,319       10,862,734
                                                               -------------    -------------    -------------    -------------
        Units purchased ....................................      11,677,638        4,401,618        9,826,664       19,858,161
        Units redeemed .....................................        (489,213)        (107,953)      (1,665,662)      (3,680,576)
                                                               -------------    -------------    -------------    -------------
        Ending units .......................................      15,482,090        4,293,665       35,201,321       27,040,319
                                                               =============    =============    =============    =============


                                                                           STOPP2                           UIFEMMKT
                                                               ------------------------------    ------------------------------
                                                                    2001            2000             2001             2000
                                                               -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
        Net investment income ..............................        (550,481)        (153,189)       1,580,759        1,640,174
        Realized gain (loss) on investments ................      (7,818,297)           7,962       (1,129,430)         740,253
        Change in unrealized gain (loss)
                  on investments ...........................     (19,098,582)      (3,825,916)         756,828       (1,355,540)
        Reinvested capital gains ...........................      23,969,754        4,138,882                -                -
                                                               -------------    -------------    -------------    -------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................      (3,497,606)         167,739        1,208,157        1,024,887
                                                               -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................      85,972,720       27,138,606        3,616,249        5,135,699
        Transfers between funds ............................      48,009,274       12,948,247         (919,447)       5,238,054
        Redemptions ........................................      (6,083,743)        (932,160)      (1,091,122)        (808,451)
        Annuity benefits ...................................            (893)               -             (102)               -
        Annual contract maintenance charges
                  (note 2) .................................            (511)             (26)            (272)            (103)
        Contingent deferred sales charges
                  (note 2) .................................         (55,555)          (9,810)         (17,103)         (11,623)
        Adjustments to maintain reserves ...................          (1,446)          10,203              938              327
                                                               -------------    -------------    -------------    -------------
                           Net equity transactions .........     127,839,846       39,155,060        1,589,141        9,553,903
                                                               -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................     124,342,240       39,322,799        2,797,298       10,578,790
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................      39,322,799                -       17,291,284        6,712,494
                                                               -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................     163,665,039       39,322,799       20,088,582       17,291,284
                                                               =============    =============    =============    =============

CHANGES IN UNITS:
        Beginning units ....................................       3,695,485                -        1,404,273          665,922
                                                               -------------    -------------    -------------    -------------
        Units purchased ....................................      13,213,223        3,818,203          115,945          929,343
        Units redeemed .....................................        (549,127)        (122,718)         (30,501)        (190,992)
                                                               -------------    -------------    -------------    -------------
        Ending units .......................................      16,359,581        3,695,485        1,489,717        1,404,273
                                                               =============    =============    =============    =============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                          UIFMIDCAPG                         UIFUSRE
                                                                -----------------------------     -----------------------------
                                                                    2001             2000             2001             2000
                                                                ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
        Net investment income ..............................    $   (126,382)         (21,581)       2,768,275       12,602,563
        Realized gain (loss) on investments ................      (2,712,021)         (73,641)       3,574,168        2,801,333
        Change in unrealized gain (loss)
                  on investments ...........................        (448,739)        (795,505)      (1,431,856)       2,954,436
        Reinvested capital gains ...........................               -           11,925          767,200          319,950
                                                                ------------     ------------     ------------     ------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................      (3,287,142)        (878,802)       5,677,787       18,678,282
                                                                ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................       9,752,182        5,262,458       29,700,347       20,826,430
        Transfers between funds ............................       1,548,255        3,535,282       10,950,115       16,556,157
        Redemptions ........................................        (739,876)        (131,528)     (10,049,483)      (1,793,241)
        Annuity benefits ...................................          (3,731)            (627)         (19,871)               -
        Annual contract maintenance charges
                  (note 2) .................................            (114)               -             (578)            (120)
        Contingent deferred sales charges
                  (note 2) .................................          (4,999)          (2,318)        (366,882)         (26,471)
        Adjustments to maintain reserves ...................          (1,848)            (111)          35,509       (9,786,882)
                                                                ------------     ------------     ------------     ------------
                           Net equity transactions .........      10,549,869        8,663,156       30,249,157       25,775,873
                                                                ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................       7,262,727        7,784,354       35,926,944       44,454,155
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................       7,784,354                -       65,605,966       21,151,811
                                                                ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................    $ 15,047,081        7,784,354      101,532,910       65,605,966
                                                                ============     ============     ============     ============

CHANGES IN UNITS:
        Beginning units ....................................         829,292                -        5,684,632        2,410,128
                                                                ------------     ------------     ------------     ------------
        Units purchased ....................................       1,468,466          849,514        2,745,564        9,646,859
        Units redeemed .....................................         (84,987)         (20,222)        (453,785)      (6,372,355)
                                                                ------------     ------------     ------------     ------------
        Ending units .......................................       2,212,771          829,292        7,976,411        5,684,632
                                                                ============     ============     ============     ============


                                                                          VEWRLDEMKT                         VEWRLDHAS
                                                                 -----------------------------     -----------------------------
                                                                     2001             2000             2001             2000
                                                                 ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
        Net investment income ..............................         (407,083)        (453,093)         (28,297)         (12,679)
        Realized gain (loss) on investments ................       (2,188,657)     (12,977,256)      (1,728,731)         406,143
        Change in unrealized gain (loss)
                  on investments ...........................        3,248,864       (7,305,424)          88,353          140,154
        Reinvested capital gains ...........................                -                -                -                -
                                                                 ------------     ------------     ------------     ------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................          653,124      (20,735,773)      (1,668,675)         533,618
                                                                 ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................        6,805,066       27,480,100        2,741,469        3,261,390
        Transfers between funds ............................        6,178,490       (6,211,962)       1,020,900         (123,880)
        Redemptions ........................................       (2,068,055)      (2,808,900)        (829,317)        (679,660)
        Annuity benefits ...................................           (7,071)          (2,046)               -                -
        Annual contract maintenance charges
                  (note 2) .................................             (816)            (484)            (109)             (49)
        Contingent deferred sales charges
                  (note 2) .................................          (49,104)         (62,042)         (15,244)         (18,309)
        Adjustments to maintain reserves ...................           29,248           (2,093)          30,155           (5,728)
                                                                 ------------     ------------     ------------     ------------
                           Net equity transactions .........       10,887,758       18,392,573        2,947,854        2,433,764
                                                                 ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................       11,540,882       (2,343,200)       1,279,179        2,967,382
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................       32,332,569       34,675,769        9,748,397        6,781,015
                                                                 ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................       43,873,451       32,332,569       11,027,576        9,748,397
                                                                 ============     ============     ============     ============

CHANGES IN UNITS:
        Beginning units ....................................        3,907,641        2,765,673        1,025,478          823,966
                                                                 ------------     ------------     ------------     ------------
        Units purchased ....................................        1,401,457       17,715,204          244,847       10,364,644
        Units redeemed .....................................         (168,817)     (16,573,236)         (37,448)     (10,163,132)
                                                                 ------------     ------------     ------------     ------------
        Ending units .......................................        5,140,281        3,907,641        1,232,877        1,025,478
                                                                 ============     ============     ============     ============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                          VVIFDSTK                          VVIFINVQBD
                                                                -----------------------------     -----------------------------
                                                                    2001             2000             2001             2000
                                                                ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
        Net investment income ..............................    $   (140,146)         (12,312)          93,700          111,574
        Realized gain (loss) on investments ................         (14,787)          12,402            7,976           (6,761)
        Change in unrealized gain (loss)
                  on investments ...........................        (151,158)        (175,395)          15,738           96,171
        Reinvested capital gains ...........................          47,029                -           13,986                -
                                                                ------------     ------------     ------------     ------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................        (259,062)        (175,305)         131,400          200,984
                                                                ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................       7,919,746        9,389,168           81,423          741,639
        Transfers between funds ............................          56,088          105,125            5,405         (342,460)
        Redemptions ........................................      (1,110,256)        (449,508)        (149,527)         (72,548)
        Annuity benefits ...................................               -                -                -                -
        Annual contract maintenance charges
                  (note 2) .................................               -                -                -                -
        Contingent deferred sales charges
                  (note 2) .................................         (16,588)          (7,921)          (1,535)          (2,123)
        Adjustments to maintain reserves ...................          (1,512)           1,740             (345)             765
                                                                ------------     ------------     ------------     ------------
                           Net equity transactions .........       6,847,478        9,038,604          (64,579)         325,273
                                                                ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................       6,588,416        8,863,299           66,821          526,257
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................      12,900,877        4,037,578        2,258,589        1,732,332
                                                                ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................    $ 19,489,293       12,900,877        2,325,410        2,258,589
                                                                ============     ============     ============     ============

CHANGES IN UNITS:
        Beginning units ....................................       1,212,731          300,754          105,232           73,535
                                                                ------------     ------------     ------------     ------------
        Units purchased ....................................         888,868          926,297          154,043           73,495
        Units redeemed .....................................         (96,787)         (14,320)         (59,691)         (41,798)
                                                                ------------     ------------     ------------     ------------
        Ending units .......................................       2,004,812        1,212,731          199,584          105,232
                                                                ============     ============     ============     ============


                                                                         VVIFSMCOOPP                        WRASSTRAT
                                                                -----------------------------     -----------------------------
                                                                    2001             2000             2001             2000
                                                                ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
        Net investment income ..............................         (11,188)           1,635          699,422                -
        Realized gain (loss) on investments ................          28,752            2,410         (138,017)               -
        Change in unrealized gain (loss)
                  on investments ...........................        (189,315)         347,726       (2,095,004)               -
        Reinvested capital gains ...........................               -                -                -                -
                                                                ------------     ------------     ------------     ------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................        (171,751)         351,771       (1,533,599)               -
                                                                ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................         704,531          636,057       48,844,490           19,237
        Transfers between funds ............................         (96,312)          12,611       (2,776,003)               -
        Redemptions ........................................         (99,237)         (37,487)        (644,925)               -
        Annuity benefits ...................................               -                -                -                -
        Annual contract maintenance charges
                  (note 2) .................................               -                -                -                -
        Contingent deferred sales charges
                  (note 2) .................................          (6,319)            (881)         (12,061)               -
        Adjustments to maintain reserves ...................             332              (95)           8,091                4
                                                                ------------     ------------     ------------     ------------
                           Net equity transactions .........         502,995          610,205       45,419,592           19,241
                                                                ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................         331,244          961,976       43,885,993           19,241
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................       2,333,115        1,371,139           19,241                -
                                                                ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................       2,664,359        2,333,115       43,905,234           19,241
                                                                ============     ============     ============     ============

CHANGES IN UNITS:
        Beginning units ....................................          95,769           37,942            1,854                -
                                                                ------------     ------------     ------------     ------------
        Units purchased ....................................         176,964           62,850        5,070,121            1,854
        Units redeemed .....................................         (31,585)          (5,023)        (311,468)               -
                                                                ------------     ------------     ------------     ------------
        Ending units .......................................         241,148           95,769        4,760,507            1,854
                                                                ============     ============     ============     ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                            WRBAL                            WRBND
                                                                -----------------------------    -----------------------------
                                                                    2001             2000            2001             2000
                                                                ------------     ------------    ------------     ------------
INVESTMENT ACTIVITY:
        Net investment income ..............................    $    816,706                -       2,193,956                -
        Realized gain (loss) on investments ................         (53,230)               -          34,786                -
        Change in unrealized gain (loss)
                  on investments ...........................      (1,880,377)               -      (1,124,164)               -
        Reinvested capital gains ...........................               -                -               -                -
                                                                ------------     ------------    ------------     ------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................      (1,116,901)               -       1,104,578                -
                                                                ------------     ------------    ------------     ------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................      48,217,326            4,870      52,089,059           12,107
        Transfers between funds ............................        (269,524)               -       2,686,992                -
        Redemptions ........................................        (763,504)               -        (905,780)               -
        Annuity benefits ...................................               -                -               -                -
        Annual contract maintenance charges
                  (note 2) .................................               -                -               -                -
        Contingent deferred sales charges
                  (note 2) .................................          (4,168)               -         (10,474)               -
        Adjustments to maintain reserves ...................           8,220                3          18,407                -
                                                                ------------     ------------    ------------     ------------
                           Net equity transactions .........      47,188,350            4,873      53,878,204           12,107
                                                                ------------     ------------    ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................      46,071,449            4,873      54,982,782           12,107
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................           4,873                -          12,107                -
                                                                ------------     ------------    ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................    $ 46,076,322            4,873      54,994,889           12,107
                                                                ============     ============    ============     ============

CHANGES IN UNITS:
        Beginning units ....................................             476                -           1,184                -
                                                                ------------     ------------    ------------     ------------
        Units purchased ....................................       4,948,401              476       5,150,469            1,184
        Units redeemed .....................................        (101,661)               -         (82,442)               -
                                                                ------------     ------------    ------------     ------------
        Ending units .......................................       4,847,216              476       5,069,211            1,184
                                                                ============     ============    ============     ============


                                                                           WRCOREEQ                         WRGROWTH
                                                                -----------------------------     -----------------------------
                                                                    2001             2000             2001             2000
                                                                ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
        Net investment income ..............................        (769,573)               -          398,538                -
        Realized gain (loss) on investments ................          (4,158)               -          (27,144)               -
        Change in unrealized gain (loss)
                  on investments ...........................      (4,392,075)               -       (4,147,384)               -
        Reinvested capital gains ...........................               -                -                -                -
                                                                ------------     ------------     ------------     ------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................      (5,165,806)               -       (3,775,990)               -
                                                                ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................     185,987,685           20,217      176,276,221           14,253
        Transfers between funds ............................       4,427,962                -        2,368,552                -
        Redemptions ........................................      (3,190,756)               -       (2,300,781)               -
        Annuity benefits ...................................               -                -                -                -
        Annual contract maintenance charges
                  (note 2) .................................               -                -                -                -
        Contingent deferred sales charges
                  (note 2) .................................         (40,135)               -          (39,336)               -
        Adjustments to maintain reserves ...................         (22,211)              (7)         (25,396)              (3)
                                                                ------------     ------------     ------------     ------------
                           Net equity transactions .........     187,162,545           20,210      176,279,260           14,250
                                                                ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................     181,996,739           20,210      172,503,270           14,250
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................          20,210                -           14,250                -
                                                                ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................     182,016,949           20,210      172,517,520           14,250
                                                                ============     ============     ============     ============

CHANGES IN UNITS:
        Beginning units ....................................           1,979                -            1,408                -
                                                                ------------     ------------     ------------     ------------
        Units purchased ....................................      21,568,730            1,979       20,425,940            1,408
        Units redeemed .....................................        (349,703)               -         (256,461)               -
                                                                ------------     ------------     ------------     ------------
        Ending units .......................................      21,221,006            1,979       20,170,887            1,408
                                                                ============     ============     ============     ============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                            WRHIP                            WRINT
                                                                -----------------------------    -----------------------------
                                                                    2001             2000            2001             2000
                                                                ------------     ------------    ------------     ------------
INVESTMENT ACTIVITY:
        Net investment income ..............................    $  2,579,956                -       1,105,095                -
        Realized gain (loss) on investments ................         (11,690)               -         (12,075)               -
        Change in unrealized gain (loss)
                  on investments ...........................      (2,058,670)               -      (3,566,059)               -
        Reinvested capital gains ...........................               -                -               -                -
                                                                ------------     ------------    ------------     ------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................         509,596                -      (2,473,039)               -
                                                                ------------     ------------    ------------     ------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................      28,982,057                -      26,931,217            2,614
        Transfers between funds ............................       1,330,168                -       6,384,683                -
        Redemptions ........................................        (576,302)               -        (500,735)               -
        Annuity benefits ...................................               -                -               -                -
        Annual contract maintenance charges
                  (note 2) .................................               -                -               -                -
        Contingent deferred sales charges
                  (note 2) .................................          (5,044)               -          (7,241)               -
        Adjustments to maintain reserves ...................           6,571                -          (8,602)               4
                                                                ------------     ------------    ------------     ------------
                           Net equity transactions .........      29,737,450                -      32,799,322            2,618
                                                                ------------     ------------    ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................      30,247,046                -      30,326,283            2,618
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................               -                -           2,618                -
                                                                ------------     ------------    ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................    $ 30,247,046                -      30,328,901            2,618
                                                                ============     ============    ============     ============

CHANGES IN UNITS:
        Beginning units ....................................               -                -             258                -
                                                                ------------     ------------    ------------     ------------
        Units purchased ....................................       2,837,557                -       3,956,002              258
        Units redeemed .....................................         (51,972)               -         (57,723)               -
                                                                ------------     ------------    ------------     ------------
        Ending units .......................................       2,785,585                -       3,898,537              258
                                                                ============     ============    ============     ============


                                                                            WRLBP                            WRMMP
                                                                -----------------------------    -----------------------------
                                                                    2001             2000            2001             2000
                                                                ------------     ------------    ------------     ------------
INVESTMENT ACTIVITY:
        Net investment income ..............................         164,204                -         236,466                -
        Realized gain (loss) on investments ................           7,079                -               -                -
        Change in unrealized gain (loss)
                  on investments ...........................         (67,882)               -               -                -
        Reinvested capital gains ...........................               -                -               -                -
                                                                ------------     ------------    ------------     ------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................         103,401                -         236,466                -
                                                                ------------     ------------    ------------     ------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................       5,105,357                -      57,026,375                -
        Transfers between funds ............................         155,187                -     (23,028,039)               -
        Redemptions ........................................         (64,865)               -      (2,005,711)               -
        Annuity benefits ...................................               -                -               -                -
        Annual contract maintenance charges
                  (note 2) .................................               -                -               -                -
        Contingent deferred sales charges
                  (note 2) .................................            (525)               -          (4,257)               -
        Adjustments to maintain reserves ...................           1,124                -           6,797                -
                                                                ------------     ------------    ------------     ------------
                           Net equity transactions .........       5,196,278                -      31,995,165                -
                                                                ------------     ------------    ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................       5,299,679                -      32,231,631                -
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................               -                -               -                -
                                                                ------------     ------------    ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................       5,299,679                -      32,231,631                -
                                                                ============     ============    ============     ============

CHANGES IN UNITS:
        Beginning units ....................................               -                -               -                -
                                                                ------------     ------------    ------------     ------------
        Units purchased ....................................         490,875                -       4,101,054                -
        Units redeemed .....................................          (5,907)               -        (958,643)               -
                                                                ------------     ------------    ------------     ------------
        Ending units .......................................         484,968                -       3,142,411                -
                                                                ============     ============    ============     ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                          WRSCITECH                          WRSMCAP
                                                                -----------------------------     -----------------------------
                                                                    2001             2000             2001             2000
                                                                ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
        Net investment income ..............................    $    (73,079)               -         (418,831)               -
        Realized gain (loss) on investments ................        (278,983)               -         (139,963)               -
        Change in unrealized gain (loss)
                  on investments ...........................       1,526,995                -        3,668,515                -
        Reinvested capital gains ...........................               -                -                -                -
                                                                ------------     ------------     ------------     ------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................       1,174,933                -        3,109,721                -
                                                                ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................      50,142,171            5,891       63,019,161            2,675
        Transfers between funds ............................      (2,458,767)               -       10,426,501                -
        Redemptions ........................................        (634,945)               -         (703,059)               -
        Annuity benefits ...................................               -                -                -                -
        Annual contract maintenance charges
                  (note 2) .................................               -                -                -                -
        Contingent deferred sales charges
                  (note 2) .................................         (17,539)               -          (16,935)               -
        Adjustments to maintain reserves ...................         (11,793)              (3)           1,495               (4)
                                                                ------------     ------------     ------------     ------------
                           Net equity transactions .........      47,019,127            5,888       72,727,163            2,671
                                                                ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................      48,194,060            5,888       75,836,884            2,671
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................           5,888                -            2,671                -
                                                                ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................    $ 48,199,948            5,888       75,839,555            2,671
                                                                ============     ============     ============     ============

CHANGES IN UNITS:
        Beginning units ....................................             607                -              265                -
                                                                ------------     ------------     ------------     ------------
        Units purchased ....................................       6,052,105              607        7,852,256              265
        Units redeemed .....................................        (332,391)               -          (73,754)               -
                                                                ------------     ------------     ------------     ------------
        Ending units .......................................       5,720,321              607        7,778,767              265
                                                                ============     ============     ============     ============


                                                                               WRVP
                                                                  -----------------------------
                                                                      2001             2000
                                                                  ------------     ------------
INVESTMENT ACTIVITY:
        Net investment income ..............................             2,712                -
        Realized gain (loss) on investments ................            (1,391)               -
        Change in unrealized gain (loss)
                  on investments ...........................           812,792                -
        Reinvested capital gains ...........................                 -                -
                                                                  ------------     ------------
                  Net increase (decrease) in contract
                           owners' equity resulting from
                           operations ......................           814,113                -
                                                                  ------------     ------------

EQUITY TRANSACTIONS:
        Purchase payments received from
                  contract owners ..........................        35,118,607                -
        Transfers between funds ............................           752,289                -
        Redemptions ........................................          (120,067)               -
        Annuity benefits ...................................                 -                -
        Annual contract maintenance charges
                  (note 2) .................................                 -                -
        Contingent deferred sales charges
                  (note 2) .................................            (1,089)               -
        Adjustments to maintain reserves ...................             4,033                -
                                                                  ------------     ------------
                           Net equity transactions .........        35,753,773                -
                                                                  ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ......................        36,567,886                -
CONTRACT OWNERS' EQUITY BEGINNING
        OF PERIOD ..........................................                 -                -
                                                                  ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ......................        36,567,886                -
                                                                  ============     ============

CHANGES IN UNITS:
        Beginning units ....................................                 -                -
                                                                  ------------     ------------
        Units purchased ....................................         3,628,243                -
        Units redeemed .....................................           (12,064)               -
                                                                  ------------     ------------
        Ending units .......................................         3,616,179                -
                                                                  ============     ============


See accompanying notes to financial statements.

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-9

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 2001 AND 2000



1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a) Organization and Nature of Operations

        The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

        On July 1, 1999, the Company (Depositor) transferred to the Account, 100,000 shares of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 shares of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 shares of the Victory VIF - Small Company Opportunity Fund Class A Shares, for which the Account was credited with 100,000 units of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 units of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 units of the Victory VIF - Small Company Opportunity Fund Class A Shares.

        On August 20, 2001, the Depositor transferred to the Account, 50,000 shares of the First Horizon Capital Appreciation Portfolio and 50,000 shares of the First Horizon Growth & Income Portfolio, for which the Account was credited 50,000 units of the First Horizon Capital Appreciation Portfolio and 50,000 units of the First Horizon Growth & Income Portfolio.

        The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

        Reinsurance - Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The amount of this charge was approximately $74,000 and $39,000 for the years 2001 and 2000, respectively. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

    (b) The Contracts

        Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

        With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

            Portfolios of the AIM Variable Insurance Funds (AIM VIF);
                AIM VIF - Balanced Fund (AIMBal)*
                AIM VIF   Blue Chip Fund (AIMBC)*
                AIM VIF - Capital Appreciation Fund (AIMCapAp)*
                AIM VIF - Growth and Income Fund (AIMGrInc)*
                AIM VIF - Value Fund (AIMVal)*

            Portfolios of the American Century Variable Portfolios, Inc.
              (American Century VP);
                American Century VP - American Century VP Income & Growth
                  (ACVPIncGr)
                American Century VP - American Century VP International
                  (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

            Portfolios of the BB&T Variable Insurance Funds (BB&T VIF);
                BB&T VIF - Capital Appreciation Fund (BBTCapAp)*
                BB&T VIF - Capital Manager Aggressive Growth Fund (BBTMAggGr)* BB&T VIF - Growth and Income Fund (BBTGrInc)*
                BB&T VIF - Large Company Growth Fund (BBTLgCoGr)*

            Portfolios of the Credit Suisse Trust;
                Credit Suisse Trust - Global Post-Venture Capital Portfolio
                  (CSWPGPV)
                Credit Suisse Trust - International Equity Portfolio (CSWPIntEq) Credit Suisse Trust - Large Cap Value Portfolio (CSWPVal)

            Deutsche VIT NASDAQ 100 Index Fund (DNIX)*

            Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                Dreyfus IP - European Equity Portfolio (DryEuroEq)

            The Dreyfus Socially Responsible Growth Fund Inc. (DrySRGro)

            Dreyfus Stock Index Fund (DryStkIx)

            Portfolios of the Dreyfus Variable Investment Funds (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio (DryAp)
                Dreyfus VIF - International Value Portfolio (DryIntVal)* Dreyfus VIF - Small Cap Portfolio (DrySmCap)*

            Portfolios of the Evergreen Variable Trust (Evergreen VT);
                Evergreen VT - Evergreen VA Blue Chip Fund (EvBlCh)*
                Evergreen VT - Evergreen VA Capital Growth Fund (EvCapG)* Evergreen VT - Evergreen VA Equity Index Fund (EvEIx)*
                Evergreen VT - Evergreen VA Foundation Fund (EvFound)*
                Evergreen VT - Evergreen VA Fund (EvFund)*
                Evergreen VT - Evergreen VA Global Leaders Fund (EvGloLead)* Evergreen VT - Evergreen VA Growth and Income Fund (EvGrInc)* Evergreen VT - Evergreen VA International Growth Fund (EvIntGr)* Evergreen VT - Evergreen VA Masters Fund (EvMasters)*
                Evergreen VT - Evergreen VA Omega Fund (EvOmega)*
                Evergreen VT - Evergreen VA Small Cap Value Fund (EvSmCapV)* Evergreen VT - Evergreen VA Special Equity Fund (EvSpEq)* Evergreen VT - Evergreen VA Strategic Income Fund (EvStratInc)*

            Portfolio of the Federated Insurance Series (Federated IS);
                Federated IS - Federated Quality Bond Fund II (FISFedQual)

            Portfolios of the Fidelity(R) Variable Insurance Products Fund
              (Fidelity VIP);
                Fidelity(R) VIP - Equity-Income Portfolio: Service Class
                  (FidVIPEIS)
                Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS) Fidelity(R) VIP - High Income Portfolio: Service Class
                  (FidVIPHIS)
                Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)

            Portfolio of the Fidelity(R) Variable Insurance Products Fund II
              (Fidelity VIP-II);
                Fidelity(R) VIP-II - Contrafund Portfolio: Service Class
                  (FidVIPConS)

            Portfolio of the Fidelity(R) Variable Insurance Products Fund III
              (Fidelity VIP-III);
                Fidelity(R) VIP-III - Growth Opportunities Portfolio: Service
                  Class (FidVIPGrOpS)

            First Horizon Capital Appreciation Portfolio (FHCapAp)

            First Horizon Growth & Income Portfolio (FHGrInc)

            Portfolios of the Janus Aspen Series (Janus AS);
                Janus AS - Capital Appreciation Portfolio - Service Shares
                  (JanCapAp)
                Janus AS - Global Technology Portfolio - Service Shares
                  (JanGlTech)
                Janus AS - International Growth Portfolio - Service Shares
                  (JanIntGro)

            Funds of the Nationwide(R) Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide(R) SAT - Capital Appreciation Fund Class I
                  (NSATCapAp)
                Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I
                  (NSATMidCapIx)
                Nationwide(R) SAT - Federated Equity Income Fund Class I
                  (NSATEqInc)
                Nationwide(R) SAT - Federated High Income Bond Fund Class I
                  (NSATHIncBd)
                Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I
                  (NSATEmMkt)
                Nationwide(R) SAT - Gartmore Global Technology & Communications
                  Fund Class I (NSATGlobTC)
                Nationwide(R) SAT - Gartmore International Growth Fund Class I
                  (NSATIntGr)
                Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd) Nationwide(R) SAT - Investor Destinations Aggressive Fund
                  (NSATIDAgg)*
                Nationwide(R) SAT - Investor Destinations Conservative Fund
                  (NSATIDCon)*
                Nationwide(R) SAT - Investor Destinations Moderate Fund
                  (NSATIDMod)*
                Nationwide(R) SAT - Investor Destinations Moderately Aggressive
                  Fund (NSATIDModAgg)*
                Nationwide(R) SAT - Investor Destinations Moderately Conservative Fund (NSATIDModCon)*
                Nationwide(R) SAT - J.P. Morgan NSAT Balanced Fund Class I
                  (NSATBal)
                Nationwide(R) SAT - MAS NSAT Multi Sector Bond Fund Class I (NSATMSecBd)
                Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt) Nationwide(R) SAT - Nationwide(R) Global 50 Fund Class I
                  (NSATGlob50)
                Nationwide(R) SAT - Nationwide(R) Small Cap Growth Fund Class I
                  (NSATSmCapG)
                Nationwide(R) SAT - Nationwide(R) Small Cap Value Fund Class I
                  (NSATSmCapV)
                Nationwide(R) SAT - Nationwide(R) Small Company Fund Class I
                  (NSATSmCo)
                Nationwide(R) SAT - Nationwide(R) Strategic Value Fund Class I
                  (NSATStrVal)
                Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I
                  (NSATStMCap)
                Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe) Nationwide(R) SAT - Turner Growth Focus Fund Class I (NSATGrFoc)

            Portfolios of the Neuberger Berman Advisers Management Trust
              (Neuberger Berman AMT);
                Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

            Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
                Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
                    (formerly Oppenheimer VAF - Growth Fund)
                Oppenheimer Global Securities Fund/VA (OppGlSec)
                Oppenheimer Main Street Growth & Income Fund/VA (OppMSGrInc)
                    (formerly Oppenheimer VAF - Growth & Income Fund)

            Strong Opportunity Fund II, Inc. (StOpp2)

            The Universal Institutional Funds, Inc. (UIF);
                UIF - Emerging Markets Debt Portfolio (UIFEmMkt) UIF - Mid Cap Growth Portfolio (UIFMidCapG)
                UIF - U.S. Real Estate Portfolio (UIFUSRE)

            Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

            Portfolio of the Victory Variable Insurance Funds (Victory VIF);
                Victory VIF - Diversified Stock Fund Class A Shares (VVIFDStk) Victory VIF - Investment Quality Bond Fund Class A Shares
                  (VVIFInvQBd)
                Victory VIF - Small Company Opportunity Fund Class A Shares
                  (VVIFSmCoOpp)


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

            Portfolios of the Wadell & Reed: W & R Target Funds, Inc. - (W & R
              Target Funds);
                W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
                W & R Target Funds - Balanced Portfolio (WRBal)
                W & R Target Funds - Bond Portfolio (WRBnd)
                W & R Target Funds - Core Equity Portfolio (WRCoreEq)
                W & R Target Funds - Growth Portfolio (WRGrowth)
                W & R Target Funds - High Income Portfolio (WRHIP)
                W & R Target Funds - International Portfolio (WRInt)
                W & R Target Funds - Limited-Term Bond Portfolio (WRLBP)
                W & R Target Funds - Money Market Portfolio (WRMMP)
                W & R Target Funds - Science & Technology Portfolio (WRSciTech) W & R Target Funds - Small Cap Portfolio (WRSmCap)
                W & R Target Funds - Value Portfolio (WRVP)

     *At December 31, 2001, contract owners have not invested in this fund.

        The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

        The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

        A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

        Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

    (c) Security Valuation, Transactions and Related Investment Income

        The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

        Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

        The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                          NATIONWIDE VARIABLE ACCOUNT-9

    (f) Calculation of Annuity Reserves

        Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2) EXPENSES

        The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge.

        On BOA Future, Elite Pro Classic, BOA Choice and BOA V contracts, the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 84 months. On Elite Pro Ltd contracts, the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 48 months. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 96 months. No sales charges are deducted on BOA Exclusive II contracts.

        No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

        The Company may deduct an annual contract maintenance charge of up to $35, dependent upon contract type and issue date, which is satisfied by surrendering units.

        The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Rider table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level rider options available to contract holders. The rider options and related charges are described in more detail in the applicable product prospectus.

        For contracts with the Extra Value (EV) option, the Company contributed approximately $35 and $48 million to the Account in the form of bonus credits for the years ended December 31, 2001 and 2000, respectively.






                                                                     (Continued)

                                                               BOA                             BOA                           BOA
                                                              FUTURE    ELITEPRO    ELITE    CHOICE     BOA      BOA      EXCLUSIVE
NATIONWIDE VARIABLE ACCOUNT-9 RIDERS                           (1)      CLASSIC    PRO LTD     (2)      V(3)   INCOME       II (4)
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK - BASIC:                            0.95%      1.75%     1.75%     1.20%     1.10%   1.25%       1.20%
------------------------------------------------------------------------------------------------------------------------------------
REDUCED PURCHASE PAYMENT OPTION:                               0.25%       --        --        --        --      --          --
    Initial lowered to $1,000 and subsequent
      lowered to $25.
    Not available for investment only
      contracts.
------------------------------------------------------------------------------------------------------------------------------------
CDSC OPTIONS:

  Five Year CDSC                                               0.15%       --        --        --       0.15%    --          --

------------------------------------------------------------------------------------------------------------------------------------
CDSC WAIVER OPTIONS:
  Additional (5%) Withdrawal without Charge
    and Disability                                             0.10%       --        --        --       0.10%    --          --
                                                              ----------------------------------------------------------------------
    In addition to standard 10% CDSC-free
      withdrawal privilege.
  10 Year and Disability Waiver for Tax
    Sheltered Annuities                                        0.05%       --        --        --       0.05%    --          --
                                                              ----------------------------------------------------------------------
    CDSC waived if (i) contract owner has
      owned contract for 10 years and (ii)
      has made regular payroll deferrals
      during entire contract year for at
      least 5 of those 10 years.
  Hardship Waiver for Tax Sheltered Annuities                  0.15%       --        --        --       0.15%    --          --
                                                              ----------------------------------------------------------------------
    CDSC waived if contract owner experiences
      hardship (defined under IRC Section 401(k)).
------------------------------------------------------------------------------------------------------------------------------------
DEATH BENEFIT OPTIONS:
  One-Year (or Anniversary) Enhanced (for
    contracts issued on or after 1-2-01)                       0.15%       --        --        --        --      --         0.15%
                                                              ----------------------------------------------------------------------
    If death before annuitization, benefit will be
      greatest of (i) contract value, (ii) purchase
      payments less surrenders or (iii) highest
      contract value before 86th birthday less
      surrenders.
  Greater of One-Year (or Anniversary) or 5% Enhanced
  (for contracts issued on or after 1-2-01)                    0.20%       --        --       0.15%      --      --         0.20%
                                                              ----------------------------------------------------------------------
    If death before annuitization, benefit will be
      greatest of (i) contract value, (ii) purchase
      payments less surrenders, (iii) highest contract
      value before 86th birthday less surrenders or
      (iv) the 5% interest anniversary value.
  One-Year Step Up (for contracts issued prior to 1-2-01)      0.05%       --        --        --       0.05%    --         0.10%
                                                              ----------------------------------------------------------------------
    If death before annuitization, benefit will be
      greatest of (i) contract value, (ii) purchase
      payments less surrenders or (iii) highest
      contract value before 86th birthday less surrenders.
  5% Enhanced (for contracts issued prior to 1-2-01)           0.10%       --        --       0.05%     0.10%    --         0.15%
                                                              ----------------------------------------------------------------------
    If death before annuitization, benefit will be greater
      of (i) contract value or (ii) total of all purchase
      payments less surrenders with 5% simple interest from
      purchase to most recent contract anniversary prior to
      annuitant's 86th birthday.
  Term Certain with Enhanced - 10, 15 or 20 years                --        --        --        --        --     0.20%        --
------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM INCOME BENEFIT OPTIONS:
  Option 1                                                     0.45%       --        --       0.45%      --      --         0.45%
                                                              ----------------------------------------------------------------------
  Option 2                                                     0.30%       --        --       0.30%      --      --         0.30%
                                                              ----------------------------------------------------------------------
    Provide for minimum guaranteed value that may replace
      contract value for annuitization under certain
      circumstances.
------------------------------------------------------------------------------------------------------------------------------------
EXTRA VALUE OPTION (EV):                                       0.45%       --        --        --        --      --          --
    Fee assessed to allocations to fixed account or
      guaranteed term options for first seven contract
      years in exchange for application of 3% credit of
      purchase payments made during first 12 months
      contract is in force.
------------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY PROTECTOR OPTION:                                  0.40%       --        --       0.40%       --     --         0.40%
    Upon annuitant death, in addition to any death benefit
      payable, an additional amount will be credited to
      contract.
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM VARIABLE ACCOUNT CHARGES(5)                            3.15%      1.75%     1.75%     2.20%      1.70%  1.45%       2.25%
------------------------------------------------------------------------------------------------------------------------------------

(1) Includes KeyCorp, NEA, Waddell & Reed Select Plus, First Tennessee and BB&T products.
(2) Includes KeyCorp product.
(3) Includes NEA product.
(4) Includes Waddell & Reed Select Reserve product.
(5) When maximum options are elected.

The following table provides mortality and expense risk charges by asset fee rates for the year ended December 31, 2001. The stated contract expense rates designated EV below do not include the 45 basis point extra value expense charge (however, this charge is appropriately included in the amounts disclosed).

                                    TOTAL            ACVPINCGR             ACVPINT            ACVPVALUE             CSWPGPV
                             ------------         ------------        ------------         ------------        ------------
     0.95% .........     $     37,815,406              851,017             907,852              654,787              60,522
     1.00% .........           22,207,367              480,039             478,163              283,320              23,550
     1.05% .........            4,224,725               87,206              91,415               55,449               9,482
     1.10% .........            3,010,876               48,629              45,409               50,956                 704
     1.15% .........            1,086,267               14,615              14,866               19,881                   9
     1.20% .........           17,564,849              352,345             593,619              299,096               9,969
     1.25% .........            1,324,110               41,895              30,473               34,979                 124
     1.30% .........            4,640,907               96,731             129,920              153,335                 710
     1.35% .........            1,304,586               54,295              28,410               38,173                 367
     1.40% .........              795,434               23,755              12,687               21,421                 260
     1.45% .........              274,419                6,364               5,116                7,203                   -
     1.50% .........              939,921               21,897              28,406               20,130                   -
     1.55% .........              184,749                3,253               7,019                4,639                   -
     1.60% .........              130,399                1,433               1,523                4,596                   -
     1.65% .........              393,158                9,528               9,660               11,820                   6
     1.70% .........               84,029                  942                 776                  473                   -
     1.75% .........               81,483                1,464                 578                2,044                   -
     1.80% .........              122,477                2,429               1,309                2,719                   -
     1.85% .........               34,936                   13                   2                  992                   -
     1.90% .........               11,241                    -                   -                  710                   -
     1.95% .........                  484                    -                   -                   15                   -
     2.00% .........                  423                   13                  42                   33                   -
     2.05% .........               12,213                  268                 201                  620                   -
     2.10% .........                3,097                    -                   -                    9                   -
     2.20% .........                8,375                  392                 119                  596                   -
     2.25% .........                2,942                    1                   -                   55                   -
     0.95%  EV .....           15,816,572              223,172             271,616              268,747                   -
     1.00%  EV .....           10,968,332              172,681             183,770              200,347                   -
     1.05%  EV .....            1,168,848               18,793              19,822               21,146                   -
     1.10%  EV .....            3,769,215               39,793              56,818               74,216                   -
     1.15%  EV .....            1,330,688               31,409              18,994               22,315                   -
     1.20%  EV .....              806,150               12,414              15,536               14,449                   -
     1.25%  EV .....              874,441               13,762              11,700                7,433                   -
     1.30%  EV .....              157,585                1,346               2,106                4,453                   -
     1.35%  EV .....              190,846                1,524               1,195                7,186                   -
     1.40%  EV .....              579,497                7,347               6,198               11,136                   -
     1.45%  EV .....              188,892                2,745               3,558                3,678                   -
     1.50%  EV .....              248,196                2,742               9,706                4,497                   -
     1.55%  EV .....              273,698                2,625               2,343                7,644                   -
     1.60%  EV .....              128,183                1,336               1,976                4,516                   -
     1.65%  EV .....               68,200                  320                 204                2,417                   -
     1.70%  EV .....               78,935                  139                 469                3,668                   -
     1.75%  EV .....               24,552                  305                 369                  437                   -
     1.80%  EV .....               17,647                   71                  49                   28                   -
     1.85%  EV .....               13,692                   32                   1                1,175                   -
     1.90%  EV .....              601,937                   20                  18                    2                   -
     1.95%  EV .....                5,575                    -                   6                  518                   -
     2.00%  EV .....                  826                    1                   -                    -                   -
     2.05%  EV .....                   90                    -                   -                    1                   -
     2.10%  EV .....                1,669                    -                   -                  124                   -
     2.20%  EV .....                    8                    -                   -                    1                   -
     2.25%  EV .....                   40                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
       Total .......     $    133,573,187            2,631,101           2,994,019            2,328,185             105,703
                             ============         ============        ============         ============        ============


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                                CSWPINTEQ              CSWPVAL                DNIX            DRYEUROEQ            DRYSRGRO
                             ------------         ------------        ------------         ------------        ------------
     0.95% .........     $        109,616              103,488                   -               45,042             886,633
     1.00% .........               48,243               51,712                   -               22,693             547,084
     1.05% .........               11,323               16,887                   -                3,223              94,487
     1.10% .........                  455                1,119                   -                2,452             137,648
     1.15% .........                  297                  574                   -                1,132              32,391
     1.20% .........               29,311               26,952                   -               60,405             251,035
     1.25% .........                2,956                2,194                   -                3,311              23,909
     1.30% .........                1,647                3,147                   -                6,412              63,908
     1.35% .........                  499                1,690                   -                1,752              14,678
     1.40% .........                  104                1,352                   -                1,186              10,212
     1.45% .........                   81                  195                   -                  532               6,584
     1.50% .........                  698                1,841                   -                2,021              17,081
     1.55% .........                    -                  403                   -                  461               5,846
     1.60% .........                   33                    -                   -                  749               1,232
     1.65% .........                  203                  477                   -                1,253               7,058
     1.70% .........                    -                  392                   -                  121               1,906
     1.75% .........                    -                   45                   -                    -               1,254
     1.80% .........                    -                  209                   -                  436                 387
     1.85% .........                    -                    -                   -                    -                 269
     1.90% .........                    -                    -                   -                    -                 402
     1.95% .........                    -                    -                   -                    -                  11
     2.00% .........                    -                    -                   -                    -                  50
     2.05% .........                    -                    -                   -                   14                  95
     2.20% .........                    -                    -                   -                   26                  28
     0.95%  EV .....                    -                8,747                   -               32,252             281,503
     1.00%  EV .....                    -                5,164                   -               27,362             213,222
     1.05%  EV .....                    -                  316                   -                2,262              26,626
     1.10%  EV .....                    -                  105                   -                4,249              40,107
     1.15%  EV .....                    -                  748                   -                1,371              27,636
     1.20%  EV .....                    -                  144                   -                1,289              20,665
     1.25%  EV .....                    -                    -                   -                2,141              14,966
     1.30%  EV .....                    -                  136                   -                   98               1,868
     1.35%  EV .....                    -                   81                   -                  513               2,267
     1.40%  EV .....                    -                   63                   -                  193              11,988
     1.45%  EV .....                    -                   28                   -                  271               3,114
     1.50%  EV .....                    -                   45                   -                   85               5,949
     1.55%  EV .....                    -                    -                   -                1,299               3,121
     1.60%  EV .....                    -                    -                   -                2,800               1,587
     1.65%  EV .....                    -                    -                   -                  240                 779
     1.70%  EV .....                    -                    -                   -                   61                 859
     1.75%  EV .....                    -                    -                   -                   78               1,120
     1.80%  EV .....                    -                    -                   -                   26                  51
     1.85%  EV .....                    -                    8                   -                   14                 153
     1.90%  EV .....                    -                    -             560,028                    3                  88
     2.00%  EV .....                    -                    -                   -                    -                  43
     2.25%  EV .....                    -                    -                   -                    -                   8
                             ------------         ------------        ------------         ------------        ------------
       Total .......     $        205,466              228,262             560,028              229,828           2,761,908
                             ============         ============        ============         ============        ============

                                 DRYSTKIX                DRYAP          FISFEDQUAL            FIDVIPEIS           FIDVIPGRS
                             ------------         ------------        ------------         ------------        ------------
     0.95% .........     $      4,466,121              696,857             363,956            2,013,412           2,914,525
     1.00% .........            2,869,055              402,868             162,437            1,323,856           1,963,729
     1.05% .........              501,624              110,957              40,675              311,608             321,066
     1.10% .........              313,475               49,212              45,909              130,850             229,361
     1.15% .........              116,871               16,631              21,941               52,070              82,586
     1.20% .........            1,391,413              215,730             298,682              678,773           1,374,168
     1.25% .........              126,173               21,616              21,281               72,844             111,968
     1.30% .........              427,510               57,923              84,408              185,463             392,782
     1.35% .........              114,995               13,555              36,083               59,509              82,670
     1.40% .........               72,919               12,242              26,889               29,299              50,278
     1.45% .........               29,166                2,232               3,348               11,999              21,154
     1.50% .........               68,068               13,556              10,992               38,166              72,830
     1.55% .........               11,456                1,818               2,780                5,233              11,700
     1.60% .........                7,571                1,046               3,251                6,091               6,611
     1.65% .........               28,591                5,852               6,459               22,267              40,923
     1.70% .........                8,479                1,121                 771                3,682               7,069
     1.75% .........                2,824                  859               2,356                1,463               8,957
     1.80% .........                5,035                1,984               2,031                5,332               5,784
     1.85% .........                  961                2,703               1,594                  696                 404
     1.90% .........                  375                  219                 169                  294                 462
     1.95% .........                   51                   12                   -                   45                  51
     2.00% .........                    -                    -                  33                    3                   -
     2.05% .........                  319                  284                  49                  414                 644
     2.10% .........                  570                  298                   -                    -                 257
     2.20% .........                  293                  164                  97                  311                  87
     2.25% .........                  125                  170                  48                  156                   -
     0.95%  EV .....            1,053,195              118,672             251,737              730,801           1,271,393
     1.00%  EV .....              802,291               65,785             151,633              444,265             869,281
     1.05%  EV .....               76,874                8,008              25,222               51,016              95,510
     1.10%  EV .....              223,275               29,331              84,389              131,621             204,120
     1.15%  EV .....               88,985                8,708              35,775               59,415              81,487
     1.20%  EV .....               54,380                9,436              15,912               25,785              64,044
     1.25%  EV .....              102,354                8,031              10,008               23,268             132,627
     1.30%  EV .....               13,364                1,145               5,683                4,724               7,744
     1.35%  EV .....                8,382                1,407               1,774               13,741               7,321
     1.40%  EV .....               25,568                2,821               7,013               17,167              25,323
     1.45%  EV .....               11,727                1,329               2,664                1,867              14,622
     1.50%  EV .....               24,760                1,857               2,498               10,318               9,682
     1.55%  EV .....               17,733                1,452               7,564                8,431              13,428
     1.60%  EV .....                9,080                  834               5,989                3,256               6,677
     1.65%  EV .....                3,091                1,138               2,303                1,936               5,923
     1.70%  EV .....                6,966                1,144               2,594                1,420               4,425
     1.75%  EV .....                2,089                  560                 336                  119               1,524
     1.80%  EV .....                  150                   49                 315                  904                 632
     1.85%  EV .....                  714                  134                 484                  541                  80
     1.90%  EV .....                  131                   37                   -                   22                 101
     1.95%  EV .....                  155                   18                 316                  629                  84
     2.00%  EV .....                  151                    -                   1                  102                   -
     2.05%  EV .....                    -                    -                   -                    -                   4
     2.10%  EV .....                   98                    -                   -                  113                 128
     2.20%  EV .....                    -                    -                   -                    1                   -
                             ------------         ------------        ------------         ------------        ------------
       Total .......     $     13,089,553            1,891,805           1,750,449            6,485,298          10,516,226
                             ============         ============        ============         ============        ============


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                                FIDVIPHIS            FIDVIPOVS          FIDVIPCONS          FIDVIPGROPS             FHCAPAP
                             ------------         ------------        ------------         ------------        ------------
     0.95% .........     $        695,049              443,906           2,025,795              606,135                  20
     1.00% .........              381,555              200,417           1,217,021              425,771                   -
     1.05% .........              123,057               50,504             203,365               79,434                   -
     1.10% .........               39,289               18,776             138,145               18,008                   -
     1.15% .........               10,774                5,566              39,831                5,223                   -
     1.20% .........              250,935              357,933             783,842              160,733                   -
     1.25% .........               22,204               13,929              62,533               15,570                   -
     1.30% .........               56,653               57,072             178,733               40,004                   -
     1.35% .........               19,570               11,129              49,427                8,932                   -
     1.40% .........               10,407                6,539              20,085                5,401                   -
     1.45% .........                2,090                2,100               9,342                2,768                   -
     1.50% .........                8,670                7,382              66,500                6,177                   -
     1.55% .........                1,818                1,311              10,160                3,165                   -
     1.60% .........                  723                  843               1,710                  258                   -
     1.65% .........                4,148                6,194              24,901                3,696                   -
     1.70% .........                  394                1,030               3,355                  701                   -
     1.75% .........                  690                  421               3,343                1,739                   -
     1.80% .........                  366                1,073               8,882                  821                   -
     1.85% .........                  264                  105                 136                  127                   -
     1.90% .........                  172                   53                 190                   85                   -
     1.95% .........                    -                    -                  40                    -                   -
     2.00% .........                    -                    -                   3                    -                   -
     2.05% .........                    5                  328                 222                  322                   -
     2.20% .........                   24                   22                 332                   12                   -
     2.25% .........                    -                    -                  25                    -                   -
     0.95%  EV .....              175,351              109,975             562,819               87,592                   -
     1.00%  EV .....              117,895               77,094             441,652               68,588                   -
     1.05%  EV .....               24,211                6,181              40,275                7,248                   -
     1.10%  EV .....               36,834               16,115             110,286               21,357                   -
     1.15%  EV .....               14,510               10,648              43,359                9,017                   -
     1.20%  EV .....               10,019                4,671              22,909                3,210                   -
     1.25%  EV .....                8,397                2,126              18,970                4,897                   -
     1.30%  EV .....                4,126                  920               5,226                1,472                   -
     1.35%  EV .....                1,630                  526               3,249                  552                   -
     1.40%  EV .....                5,652                3,256              18,807                4,464                   -
     1.45%  EV .....                  948                1,313               7,358                2,978                   -
     1.50%  EV .....                3,641                2,520              14,105                1,278                   -
     1.55%  EV .....                1,963                2,474               7,552                1,714                   -
     1.60%  EV .....                  221                  649               3,095                  451                   -
     1.65%  EV .....                  179                  474               3,117                  215                   -
     1.70%  EV .....                1,958                   56               2,091                1,035                   -
     1.75%  EV .....                  213                  195               1,690                  586                   -
     1.80%  EV .....                   55                   35                 652                   14                   -
     1.85%  EV .....                   79                    -                 378                   19                   -
     1.90%  EV .....                    4                    -                  99                   21                   -
     1.95%  EV .....                    -                    -                   -                    7                   -
     2.00%  EV .....                    -                    -                  37                    -                   -
                             ------------         ------------        ------------         ------------        ------------
       Total .......     $      2,036,743            1,425,861           6,155,644            1,601,797                  20
                             ============         ============        ============         ============        ============

                                  FHGRINC             JANCAPAP           JANGLTECH            JANINTGRO           NSATCAPAP
                             ------------         ------------        ------------         ------------        ------------
     0.95% .........     $            114              718,599             370,917              564,944             788,396
     1.00% .........                    -              442,736             229,713              320,609             451,566
     1.05% .........                    -               58,745              28,079               40,659              86,212
     1.10% .........                    7               66,963              32,507               63,395              37,987
     1.15% .........                    -               34,887              16,826               29,825              14,978
     1.20% .........                   73              582,214             286,467              529,790             111,997
     1.25% .........                    6               42,130              24,285               31,968              14,327
     1.30% .........                    -              220,782              72,084              157,946              45,634
     1.35% .........                    1               49,632              18,460               27,446               8,147
     1.40% .........                    -               31,276              12,839               19,421               7,172
     1.45% .........                    -                8,576               4,310                6,047               3,224
     1.50% .........                    -               47,667              23,142               36,957               4,738
     1.55% .........                    -                7,557               2,575                4,304               1,284
     1.60% .........                    -                4,469               1,168                2,832                 555
     1.65% .........                    -               19,007               7,030               12,955               3,827
     1.70% .........                    -                4,034                 967                2,986                 236
     1.75% .........                    -                3,326                 673                3,323                 417
     1.80% .........                    -                7,860               1,359                8,163                 228
     1.85% .........                    -                  486                 152                  158                  21
     1.90% .........                    -                  234                   -                    -                   -
     1.95% .........                    -                   10                  11                    -                   -
     2.00% .........                    -                    -                  24                    2                   -
     2.05% .........                    -                  407                  55                    9                   -
     2.20% .........                    -                  249                 106                  271                   -
     2.25% .........                    -                    -                   -                   14                   -
     0.95%  EV .....                    -              862,596             432,275              623,455              69,771
     1.00%  EV .....                    -              707,646             305,311              453,852              49,210
     1.05%  EV .....                    -               69,344              39,570               56,206               2,930
     1.10%  EV .....                    -              171,961              76,810               91,585               7,372
     1.15%  EV .....                    -               68,829              35,422               45,852               3,042
     1.20%  EV .....                    -               58,180              27,887               31,089               2,593
     1.25%  EV .....                    -               38,800              15,117               26,190               5,259
     1.30%  EV .....                    -                6,244               1,180                4,333                 300
     1.35%  EV .....                    -                8,025               2,564                5,937                 543
     1.40%  EV .....                    -               27,291               8,838               26,924               1,575
     1.45%  EV .....                    -               14,397               4,701                7,994                 236
     1.50%  EV .....                    -               18,810               5,004                7,254                 199
     1.55%  EV .....                    -               12,479               7,339                8,978                 410
     1.60%  EV .....                    -                6,476               2,974                4,419                 240
     1.65%  EV .....                    -                4,190               1,748                4,101                 306
     1.70%  EV .....                    -                4,215               1,381                1,804                 146
     1.75%  EV .....                    -                  928                 731                1,044                   3
     1.80%  EV .....                    -                  642                  33                  152                  34
     1.85%  EV .....                    -                  202                  99                  147                   -
     1.90%  EV .....                    -                   66                  30                   42                  14
     1.95%  EV .....                    -                   15                   5                    6                   -
     2.00%  EV .....                    -                    9                   6                    9                   -
     2.05%  EV .....                    -                    -                   -                    6                   -
                             ------------         ------------        ------------         ------------        ------------
       Total .......     $            201            4,433,191           2,102,774            3,265,403           1,725,129
                             ============         ============        ============         ============        ============


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                             NSATMIDCAPIX            NSATEQINC          NSATHINCBD            NSATEMMKT          NSATGLOBTC
                             ------------         ------------        ------------         ------------        ------------
     0.95% .........     $        349,419              139,882             268,567                5,986              18,766
     1.00% .........              183,481              106,566             162,724                2,975              11,476
     1.05% .........               35,345               21,003              47,014                  381                 266
     1.10% .........               29,869                6,275              13,448                  727               3,170
     1.15% .........               12,169                9,080               5,514                  334                 986
     1.20% .........              161,547               62,969             106,503                3,732              10,325
     1.25% .........               14,819                4,680               6,449                   91                 496
     1.30% .........               49,084               18,152              24,327                  608               1,015
     1.35% .........               15,609                4,071              13,483                  948                 211
     1.40% .........                9,896                2,253               7,413                  212                 266
     1.45% .........                2,261                1,960               3,417                   32                 350
     1.50% .........                8,646                3,119               5,242                   27                 749
     1.55% .........                2,716                  465               1,788                   48                 754
     1.60% .........                1,440                  536                 529                    -                 123
     1.65% .........                4,308                2,106               2,623                  253                  31
     1.70% .........                1,296                1,605                 150                   15                  22
     1.75% .........                  631                  487                 430                  227                   8
     1.80% .........                2,037                  223                 565                   44                  31
     1.85% .........                  175                   32                  93                    -                  84
     1.90% .........                    -                    -                  26                    -                  25
     1.95% .........                   40                    -                  21                    -                   -
     2.00% .........                    2                    -                   -                    -                   -
     2.05% .........                  361                   56                  18                    -                   3
     2.10% .........                    -                  137                   -                    -                   -
     2.20% .........                  284                    -                  92                    -                  22
     2.25% .........                   62                    -                   -                    -                   -
     0.95%  EV .....              191,729               54,883              81,548                4,832              14,229
     1.00%  EV .....              170,422               54,302              39,595                1,305               7,841
     1.05%  EV .....               16,674               14,138               8,728                  249                 656
     1.10%  EV .....               39,747               17,408              17,141                1,492               3,868
     1.15%  EV .....               13,170                7,625               8,725                  450                 826
     1.20%  EV .....               10,111                3,268               5,924                  120                 647
     1.25%  EV .....               11,411                1,461               2,908                  103                 302
     1.30%  EV .....                1,293                  144               2,292                    1                  90
     1.35%  EV .....                5,338                  109                 305                  243                  70
     1.40%  EV .....                7,088                1,770               3,479                  225                 290
     1.45%  EV .....                4,144                  192               1,208                   18                  11
     1.50%  EV .....                1,515                1,724                 440                    3                  11
     1.55%  EV .....                3,064                2,021               1,482                   86                 121
     1.60%  EV .....                3,194                    -               1,833                    4                 150
     1.65%  EV .....                1,155                  279                 346                   55                 185
     1.70%  EV .....                1,311                    -                 965                    -                  96
     1.75%  EV .....                  539                    3                  49                    -                   1
     1.80%  EV .....                  256                   17                  29                    -                   -
     1.85%  EV .....                  373                    -                  59                    -                   -
     1.90%  EV .....                   22                    -                   -                    -                   -
     1.95%  EV .....                  669                    -                   -                    -                   -
     2.10%  EV .....                  210                    -                  18                    -                   -
     2.20%  EV .....                    1                    -                   -                    -                   -
     2.25%  EV .....                    8                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
       Total .......     $      1,368,941              545,001             847,510               25,826              78,573
                             ============         ============        ============         ============        ============

                                NSATINTGR            NSATGVTBD             NSATBAL           NSATMSECBD           NSATMYMKT
                             ------------         ------------        ------------         ------------        ------------
     0.95% .........     $          2,926            1,711,708             440,624              396,151           2,514,769
     1.00% .........                  614            1,080,496             255,002              213,735           1,261,480
     1.05% .........                  272              249,933              55,896               59,124             273,811
     1.10% .........                  217              108,099              32,154               13,953             149,647
     1.15% .........                  241               54,995               9,884               14,362              65,690
     1.20% .........                4,453              596,906             134,345              142,470           3,309,127
     1.25% .........                  206               42,572              15,190                9,852              87,518
     1.30% .........                2,640              202,096              35,889               45,756             645,326
     1.35% .........                  146               50,511              13,548               13,684             180,886
     1.40% .........                  193               37,563              10,054                5,353              54,956
     1.45% .........                   50                9,968               1,377                3,386              11,469
     1.50% .........                    -               19,688               6,018                6,531              86,819
     1.55% .........                   59               11,509               1,511                  633               9,324
     1.60% .........                    -                4,952                 887                1,940               6,521
     1.65% .........                    7               12,920               2,045                1,850              28,910
     1.70% .........                    2                1,780                  74                  537               8,887
     1.75% .........                    -                3,057                 616                  790               4,070
     1.80% .........                    -                3,876                 554                  512               7,820
     1.85% .........                   94                2,739                 470                  206               4,067
     1.90% .........                  134                  796                   -                   39               3,000
     1.95% .........                    -                    5                   -                   24                   -
     2.00% .........                    -                   84                   -                    -                   -
     2.05% .........                    -                  167                 100                  142               2,397
     2.10% .........                    -                  647                 139                    -                 670
     2.20% .........                    -                  433                  35                  152               1,377
     2.25% .........                    -                  314                   -                    -                 924
     0.95%  EV .....                2,445              525,819             118,018              142,665           1,520,139
     1.00%  EV .....                  279              263,347             101,799               71,051             852,543
     1.05%  EV .....                  120               50,684              11,122               13,929             104,038
     1.10%  EV .....                  517              146,183              48,986               17,905             322,687
     1.15%  EV .....                  323               37,384              11,002                9,039              85,319
     1.20%  EV .....                  108               26,720               8,110                8,092              58,855
     1.25%  EV .....                  964               27,148               4,659                6,253              56,006
     1.30%  EV .....                    -                4,123                 923                3,933              24,245
     1.35%  EV .....                   22               24,205                 818                  994              23,503
     1.40%  EV .....                  161               12,986               4,537                3,547              37,158
     1.45%  EV .....                  102                3,763               1,574                  212              16,399
     1.50%  EV .....                    -                9,419               2,850                1,185              15,748
     1.55%  EV .....                    -               10,352               2,544                  733              41,122
     1.60%  EV .....                    -                3,137               1,059                1,025               8,738
     1.65%  EV .....                    2                1,348                 521                  310               6,613
     1.70%  EV .....                    -                3,077               1,077                2,198               6,849
     1.75%  EV .....                    -                   19                 405                   25               3,639
     1.80%  EV .....                    -                  268                   -                   15               1,123
     1.85%  EV .....                    -                1,255                 117                  453                 870
     1.90%  EV .....                    -                    -                   -                    -              40,690
     1.95%  EV .....                    -                  953                   -                    -                  13
     2.00%  EV .....                    -                   99                   -                    -                   -
     2.10%  EV .....                    -                  387                   -                    -                   -
     2.20%  EV .....                    -                    3                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
       Total .......     $         17,297            5,360,493           1,336,533            1,214,746          11,945,762
                             ============         ============        ============         ============        ============


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                               NSATGLOB50           NSATSMCAPG          NSATSMCAPV             NSATSMCO          NSATSTRVAL
                             ------------         ------------        ------------         ------------        ------------
     0.95% .........     $        153,762              176,664           1,029,374              869,913              87,328
     1.00% .........               78,368              106,705             449,822              455,942              57,090
     1.05% .........               18,107               15,587              98,750               77,949              13,295
     1.10% .........                6,828               22,508              63,252               42,228               1,048
     1.15% .........                2,107                8,863              24,054               18,136                 432
     1.20% .........               60,340              126,265             348,160              414,994              23,941
     1.25% .........                5,589                9,065              19,740               20,689               2,330
     1.30% .........               28,623               37,138              91,491               82,706               5,600
     1.35% .........                3,646               12,216              31,659               22,517               1,102
     1.40% .........                  977                7,379              14,292               15,900                 728
     1.45% .........                  254                3,306               7,695                5,863                 561
     1.50% .........                1,239                8,481              17,810               21,937               2,479
     1.55% .........                  528                3,249               6,502                7,361                 364
     1.60% .........                  146                  572               2,887                1,606                  23
     1.65% .........                1,745                3,625               5,824                4,854                 254
     1.70% .........                  156                  127               9,734                1,195                   -
     1.75% .........                    1                2,924               4,942                1,124                   -
     1.80% .........                2,035                2,507               1,285                1,137                 160
     1.85% .........                  125                   29                 448                2,585                   -
     1.90% .........                    -                    4                 829                  261                   -
     1.95% .........                    -                    -                  14                   28                   -
     2.00% .........                    -                   16                   1                    1                   -
     2.05% .........                    8                  650                 367                  415                   -
     2.10% .........                    -                    -                   -                   21                   -
     2.20% .........                   73                   16                 483                   91                   -
     2.25% .........                    -                    -                  15                  180                   -
     0.95%  EV .....               26,417              153,029             346,349              287,058               5,643
     1.00%  EV .....               14,828              146,346             216,155              195,176               8,744
     1.05%  EV .....                1,090               11,672              19,525               17,459               1,934
     1.10%  EV .....                4,745               34,287              75,203               55,935                 471
     1.15%  EV .....                1,357               15,561              21,616               11,797                  12
     1.20%  EV .....                1,662                5,872              21,398               19,055               2,038
     1.25%  EV .....                  326               10,165              14,841               12,992                   -
     1.30%  EV .....                  116                  698               4,956                1,447                 130
     1.35%  EV .....                  131                1,002               8,855                2,762                   -
     1.40%  EV .....                2,174                6,233              12,677               18,816                 584
     1.45%  EV .....                  171                2,347               4,352                2,681                  51
     1.50%  EV .....                   64                1,612               3,340                5,467                   -
     1.55%  EV .....                  178                3,071               8,421                4,303                   -
     1.60%  EV .....                  214                2,006               5,112                1,970                   -
     1.65%  EV .....                  112                1,233               2,627                2,531                  29
     1.70%  EV .....                    -                  729               2,260                  409                  26
     1.75%  EV .....                   44                  605                  84                  422                   -
     1.80%  EV .....                   14                  140                 104                   20                   -
     1.85%  EV .....                    -                   33               1,032                  172                   -
     1.90%  EV .....                   22                   22                  34                    -                   -
     1.95%  EV .....                    -                    6                 581                    -                   -
     2.05%  EV .....                    -                    -                   -                    6                   -
     2.10%  EV .....                    -                    -                 197                    -                   -
     2.20%  EV .....                    -                    -                   1                    -                   -
     2.25%  EV .....                    -                    -                   -                    8                   -
                             ------------         ------------        ------------         ------------        ------------
       Total .......     $        418,322              944,565           2,999,150            2,710,119             216,397
                             ============         ============        ============         ============        ============

                               NSATSTMCAP            NSATTOTRE           NSATGRFOC           NBAMTGUARD           NBAMTMCGR
                             ------------         ------------        ------------         ------------        ------------
     0.95% .........     $        437,002            2,269,420              13,766              367,421             750,967
     1.00% .........              265,742            1,457,120               7,486              228,133             458,335
     1.05% .........               33,274              243,321                 362               47,718              83,822
     1.10% .........               37,076              138,586               2,756               22,774              56,197
     1.15% .........               12,962               46,548                 883               10,365              21,851
     1.20% .........              192,062              283,093               5,023              135,528             355,607
     1.25% .........               18,388               41,855                 213                9,840              29,492
     1.30% .........               61,300               73,238               3,266               33,286             110,695
     1.35% .........               10,258               28,154               1,130               13,030              19,039
     1.40% .........                7,908               22,830                  91               10,927              15,775
     1.45% .........                2,425               16,326                 155                2,975               4,582
     1.50% .........               13,585               26,166                  41                7,996              22,117
     1.55% .........                1,974                3,612                   5                2,462               2,486
     1.60% .........                  406                2,123                  83                1,367               1,903
     1.65% .........                2,643                8,186                  34                2,776               8,532
     1.70% .........                   75                1,905                   5                  296               4,206
     1.75% .........                5,052                   36                   -                  904               1,726
     1.80% .........                  275                1,025                   -                2,060               1,397
     1.85% .........                   98                  105                  64                2,440               1,771
     1.90% .........                    1                  171                   -                  209                  91
     1.95% .........                    -                   10                   -                    -                   -
     2.00% .........                    -                    -                   -                    2                  22
     2.05% .........                  223                  152                   -                    -                 295
     2.10% .........                    -                   61                   -                   21                  14
     2.20% .........                    -                   42                   -                    3                  60
     2.25% .........                    -                   75                   -                  190                 117
     0.95%  EV .....              177,385              402,007               7,720              101,772             380,100
     1.00%  EV .....              269,200              298,723               7,928               75,159             344,383
     1.05%  EV .....               16,344               29,342                 217                5,325              30,586
     1.10%  EV .....               42,271               75,574                 775               20,851              75,890
     1.15%  EV .....               13,419               15,070                 123               12,470              33,896
     1.20%  EV .....               11,459               22,177                 106                5,614              22,915
     1.25%  EV .....               12,098               19,706                 145                3,929              16,340
     1.30%  EV .....                1,425                3,627                  24                1,379               3,535
     1.35%  EV .....                1,870                2,766                   -                1,466               3,008
     1.40%  EV .....                8,022               16,447                 107                3,560              10,396
     1.45%  EV .....                3,153                2,721                   -                1,122               5,906
     1.50%  EV .....                2,711                2,352                   -                3,553               4,921
     1.55%  EV .....                4,662                2,609                  57                1,948               7,459
     1.60%  EV .....                1,810                1,673                 170                4,011               3,499
     1.65%  EV .....                  722                1,424                   -                  109               2,262
     1.70%  EV .....                1,769                1,028                   -                  511               2,886
     1.75%  EV .....                  538                    2                   -                   86               1,211
     1.80%  EV .....                   33                   44                   -                   60                 144
     1.85%  EV .....                   64                  255                   -                  317                  84
     1.90%  EV .....                   38                    -                  12                    -                  35
     1.95%  EV .....                    5                    3                   -                    -                  13
     2.00%  EV .....                   27                  103                   -                    -                   -
     2.05%  EV .....                    -                    3                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
       TOTAL .......     $      1,671,754            5,561,816              52,747            1,145,965           2,900,568
                             ============         ============        ============         ============        ============


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                                NBAMTPART            OPPAGGGRO            OPPCAPAP             OPPGLSEC          OPPMSGRINC
                             ------------         ------------        ------------         ------------        ------------
     0.95% .........     $        499,430            1,018,093           1,465,543              219,683           1,034,623
     1.00% .........              349,371              626,956             916,141               94,282             646,050
     1.05% .........               61,782               96,429             145,120               13,010             124,765
     1.10% .........               13,102               94,417             127,989               31,231              79,184
     1.15% .........                4,023               34,305              53,359               14,932              36,769
     1.20% .........               99,682              416,177             575,868              266,203             492,549
     1.25% .........                9,737               41,388              63,426               16,138              59,710
     1.30% .........               19,843              127,166             164,401               61,795             163,980
     1.35% .........                9,739               29,683              62,989               27,283              46,174
     1.40% .........                3,187               21,186              38,382               12,240              24,153
     1.45% .........                1,142               10,463              16,571                5,856              15,259
     1.50% .........                1,865               32,096              43,584                9,304              46,813
     1.55% .........                  396               10,172               5,589                2,292               7,168
     1.60% .........                  487                3,780               4,387                2,217               2,010
     1.65% .........                  965               10,844              15,613                5,100              23,730
     1.70% .........                   13                1,995               2,858                  190               3,140
     1.75% .........                  275                3,054               7,544                  206               1,641
     1.80% .........                  201                2,496              13,492                6,926              10,680
     1.85% .........                   38                  222               3,707                  651                 922
     1.90% .........                   12                  455                 678                  293                 359
     1.95% .........                    -                    -                  12                   12                  27
     2.00% .........                    -                    -                   3                    1                   -
     2.05% .........                    1                  166                 440                  252                 138
     2.10% .........                    -                    -                  82                    -                   -
     2.20% .........                   38                   28                 288                  138                 637
     2.25% .........                    -                    -                 200                   12                 127
     0.95%  EV .....               51,667              419,546             527,607              191,169             542,821
     1.00%  EV .....               58,805              436,300             672,611              119,848             504,724
     1.05%  EV .....                2,926               42,551              41,719               15,890              49,850
     1.10%  EV .....               16,720               80,201             147,131               49,189             100,960
     1.15%  EV .....                5,170               21,241              36,442               13,784              54,641
     1.20%  EV .....                3,198               26,190              36,012               11,056              28,831
     1.25%  EV .....                2,049               25,044              84,757               16,073              15,588
     1.30%  EV .....                  950                2,811               5,720                3,714               4,567
     1.35%  EV .....                  496                3,461               5,749                2,099               4,342
     1.40%  EV .....                2,081               23,511              27,500                3,686              23,867
     1.45%  EV .....                   78                6,032               7,624                3,501               7,798
     1.50%  EV .....                  182                5,930               5,603                5,871               6,815
     1.55%  EV .....                  409                7,106              10,222                2,843              14,804
     1.60%  EV .....                  487                3,700               3,092                1,970               1,850
     1.65%  EV .....                  146                3,169               3,142                  886               2,406
     1.70%  EV .....                  143                2,235               4,853                  327               4,363
     1.75%  EV .....                   54                  639                 563                   34               2,416
     1.80%  EV .....                   18                   91                 776                   49                 744
     1.85%  EV .....                    -                  141                 473                   69                 137
     1.90%  EV .....                   26                    7                  23                    -                 157
     1.95%  EV .....                    -                   79                 529                   28                   1
     2.00%  EV .....                    -                    -                  97                    -                  37
     2.05%  EV .....                    -                    6                   3                    -                   -
     2.10%  EV .....                    -                   20                 195                   17                   -
     2.20%  EV .....                    -                    -                   1                    -                   -
     2.25%  EV .....                    -                    -                   8                    8                   -
                             ------------         ------------        ------------         ------------        ------------
       Total .......     $      1,220,934            3,691,582           5,350,718            1,232,358           4,192,327
                             ============         ============        ============         ============        ============

                                   STOPP2             UIFEMMKT          UIFMIDCAPG              UIFUSRE          VEWRLDEMKT
                             ------------         ------------        ------------         ------------        ------------
     0.95% .........     $        195,030               63,116              12,022              294,357             124,314
     1.00% .........              114,738               25,679               5,642              151,361              60,180
     1.05% .........               10,440                6,496               1,153               26,942              13,012
     1.10% .........               33,216                1,986               2,252               13,886               4,894
     1.15% .........               18,462                  485               1,415                5,102               1,398
     1.20% .........              198,224               32,453              37,388              140,152              74,319
     1.25% .........               20,998                1,844               3,222                7,823               3,713
     1.30% .........               56,883                3,093               2,330               37,137              16,263
     1.35% .........               25,358                  532               2,713               10,439               3,278
     1.40% .........               10,681                  142               1,752                7,626               3,625
     1.45% .........                1,250                  423                 211                1,267               1,376
     1.50% .........               15,516                1,161              10,224                4,762               2,212
     1.55% .........                1,505                  329                 173                1,006                 305
     1.60% .........                3,404                   15                 140                  748                 310
     1.65% .........                5,875                  629               3,173                2,590               2,751
     1.70% .........                  393                    -                 154                  999                  20
     1.75% .........                4,740                  160                  82                  567                 175
     1.80% .........                2,145                  134                 650                1,642                 119
     1.85% .........                2,193                    -                  43                  227                   -
     1.90% .........                  255                    -                   -                   87                  54
     1.95% .........                    3                    -                   -                    7                   -
     2.00% .........                    -                    -                   -                   32                   -
     2.05% .........                  415                    4                 500                  527                 160
     2.10% .........                   14                    -                   -                    -                   -
     2.20% .........                  519                   37                 167                  203                  28
     2.25% .........                  117                    -                   -                   15                   -
     0.95%  EV .....              153,112               37,814              17,984              103,141              50,357
     1.00%  EV .....              218,863               13,013              14,191               54,211              22,667
     1.05%  EV .....               13,965                1,462               1,742                5,145               2,031
     1.10%  EV .....               54,193                2,714               2,562               25,806               5,698
     1.15%  EV .....               15,370                2,189                 313                4,711               3,569
     1.20%  EV .....               10,593                3,371               1,386                6,033               1,789
     1.25%  EV .....               13,609                  531                 162                3,342               1,801
     1.30%  EV .....                2,541                  280                 525                1,631                 757
     1.35%  EV .....                5,146                  255                  70                1,030                 373
     1.40%  EV .....                5,867                  629               1,349                5,488                 746
     1.45%  EV .....                1,444                  185                 286                1,298               1,026
     1.50%  EV .....                6,578                  271                 249                  362                 775
     1.55%  EV .....                4,765                   69                  92                2,262               1,189
     1.60%  EV .....                1,128                    3                  45                2,728                 403
     1.65%  EV .....                  184                  216                   6                  353                 762
     1.70%  EV .....                  542                  145                   -                  704                 447
     1.75%  EV .....                  311                    -                   6                    -                 145
     1.80%  EV .....                  382                    -                   8                   23                   -
     1.85%  EV .....                   90                   91                   -                  758                  32
     1.90%  EV .....                    -                    -                   -                    -                   5
     1.95%  EV .....                   22                    -                   -                  336                   5
     2.00%  EV .....                  104                    -                   -                    -                   -
     2.10%  EV .....                   12                    -                   -                  150                   -
                             ------------         ------------        ------------         ------------        ------------
       Total .......     $      1,231,195              201,956             126,382              929,016             407,083
                             ============         ============        ============         ============        ============


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                                VEWRLDHAS             VVIFDSTK          VVIFINVQBD          VVIFSMCOOPP           WRASSTRAT
                             ------------         ------------        ------------         ------------        ------------
     0.95% .........     $         42,727                3,557                   -                  285              36,299
     1.00% .........               18,850                4,700                   -                  538               2,423
     1.05% .........                4,106                  425                   -                    -               1,001
     1.10% .........                1,420                4,016                   -                   98              26,535
     1.15% .........                  437                1,061                   -                    -               5,193
     1.20% .........               22,547               56,605              12,664                6,736                 771
     1.25% .........                1,580                2,953                 636                  515                 899
     1.30% .........                2,426                  503                   -                   13                   -
     1.35% .........                1,892                   14                   -                    -                 900
     1.40% .........                1,299                  314                   -                   11               3,280
     1.45% .........                  439                  990                   -                1,011                 646
     1.50% .........                  330                1,946                 708                  323                 689
     1.55% .........                  537                  348                   -                    -                 968
     1.60% .........                    5                   22                   -                   11                  70
     1.65% .........                   88                  687                 138                  237                  14
     1.70% .........                    9                    -                   -                    -                  68
     1.75% .........                    5                    -                   -                    -                   -
     1.80% .........                    6                    -                   -                    -                   -
     1.85% .........                    -                    -                   -                    -                  68
     1.90% .........                   97                    -                   -                    -                   -
     2.10% .........                    -                    -                   -                    -                   4
     0.95%  EV .....               13,643               14,562                   -                1,213             106,952
     1.00%  EV .....               12,711               98,566                   -                3,357              14,068
     1.05%  EV .....                  386                1,177                   -                  903               2,631
     1.10%  EV .....                1,466                7,959                   -                1,958              56,637
     1.15%  EV .....                  188                2,921                   -                   40              21,997
     1.20%  EV .....                  343                1,054                   -                    -               5,050
     1.25%  EV .....                  552                3,222                   -                  107               3,334
     1.30%  EV .....                  184                1,991                   -                   54                 383
     1.35%  EV .....                  225                    -                   -                    -                 607
     1.40%  EV .....                  329                  844                   -                    -               9,531
     1.45%  EV .....                  583                  199                   -                    -               1,730
     1.50%  EV .....                   18                    -                   -                    -               1,438
     1.55%  EV .....                  275                  782                   -                    1               2,390
     1.60%  EV .....                  509                  819                   -                  272               1,524
     1.65%  EV .....                    4                    -                   -                    -                 320
     1.70%  EV .....                    -                1,024                   -                   43                 463
     1.75%  EV .....                    -                    -                   -                    -                   8
     1.80%  EV .....                    -                    -                   -                    -               2,052
     1.85%  EV .....                    9                  236                   -                    -                  14
     2.05%  EV .....                    -                    -                   -                    -                  13
                             ------------         ------------        ------------         ------------        ------------
       Total .......     $        130,225              213,497              14,146               17,726             310,970
                             ============         ============        ============         ============        ============

                                    WRBAL                WRBND            WRCOREEQ             WRGROWTH               WRHIP
                             ------------         ------------        ------------         ------------        ------------
     0.95% .........     $         47,629               49,861             135,252              127,013              26,904
     1.00% .........                2,413                2,683               6,641                6,720                 743
     1.05% .........                1,789                2,319               4,356                5,134               1,910
     1.10% .........               22,461               23,484              98,142               93,973              23,004
     1.15% .........                5,140                5,419              14,818               13,914               2,675
     1.20% .........                  797                  503               2,546                2,680                 175
     1.25% .........                1,450                2,911               7,903                6,481               2,314
     1.35% .........                  342                  508               1,124                1,652                 325
     1.40% .........                2,087                7,085              16,562               11,395               3,558
     1.45% .........                  219                  428               1,076                  868                 231
     1.50% .........                  470                  542               3,311                2,964                 185
     1.55% .........                  289                  186               1,751                3,586                 312
     1.60% .........                  131                  276               8,083                7,728                 362
     1.65% .........                   10                  243                 200                  184                  13
     1.70% .........                    -                    -                 658                  658                   -
     1.75% .........                    -                    -                  92                   70                   -
     1.80% .........                    -                    6                  15                    9                   -
     1.85% .........                  335                    -                 450                  232                   -
     1.95% .........                    -                    -                   7                    7                   -
     2.00% .........                    -                    -                  17                    -                   -
     2.10% .........                    3                   12                  30                   67                  13
     0.95%  EV .....               95,845              106,253             451,499              432,632              56,440
     1.00%  EV .....               14,895                8,111              54,874               53,936               7,242
     1.05%  EV .....                2,559                3,019              10,592                6,308               1,337
     1.10%  EV .....               64,245               66,315             201,229              189,520              28,160
     1.15%  EV .....               17,871               18,026              61,551               55,458              12,628
     1.20%  EV .....                1,424                3,900              10,873                9,617               2,062
     1.25%  EV .....                3,554                8,876              14,388               16,508               1,218
     1.30%  EV .....                  509                1,234               1,385                1,792                 771
     1.35%  EV .....                  997                  257               5,265                4,814                 294
     1.40%  EV .....                4,052                5,528              33,505               25,914               3,408
     1.45%  EV .....                1,566                3,624               5,240                4,400                 875
     1.50%  EV .....                1,012                3,350               8,516                6,122               3,212
     1.55%  EV .....                1,956                1,638               5,397                5,409                 788
     1.60%  EV .....                1,529                2,721               3,143                1,641                 803
     1.65%  EV .....                   33                  294                 628                  244                 129
     1.70%  EV .....                  648                    7               1,153                  900                   -
     1.75%  EV .....                  112                  112                 121                    2                   1
     1.80%  EV .....                  339                2,179               2,401                  736                 174
     1.85%  EV .....                   16                  268                 520                  512                 149
     1.90%  EV .....                    -                    -                  29                    -                   -
     1.95%  EV .....                   97                    -                  98                   97                   -
     2.05%  EV .....                    -                   14                  18                   12                   -
                             ------------         ------------        ------------         ------------        ------------
       Total .......     $        298,824              332,192           1,175,459            1,101,909             182,415
                             ============         ============        ============         ============        ============


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                                    WRINT                WRLBP               WRMMP            WRSCITECH             WRSMCAP
                             ------------         ------------        ------------         ------------        ------------
     0.95% .........     $         15,486                3,899              18,987               32,334              40,046
     1.00% .........                  299                    -                 558                  405                 565
     1.05% .........                  585                   77                 623                1,337               1,131
     1.10% .........               11,893                1,264               9,371               25,371              26,502
     1.15% .........                1,563                  256               3,490                3,356               4,165
     1.20% .........                  439                   28                 231                  986                 951
     1.25% .........                1,378                  102               1,305                1,250               2,558
     1.30% .........                    -                    -                  34                    -                   -
     1.35% .........                  411                  142               2,047                  360                 726
     1.40% .........                3,051                  154               7,717                4,397               7,795
     1.45% .........                  264                  312               1,155                  388                 675
     1.50% .........                  795                   23                 415                  772               2,289
     1.55% .........                  749                   67                 398                1,007               1,128
     1.60% .........                4,164                    -                 447                5,589               8,284
     1.65% .........                   58                  232                  52                  139                 150
     1.70% .........                  363                    -                  18                  220                 680
     1.75% .........                    -                    -                   -                   47                  24
     1.80% .........                    1                    -                   -                    2                   2
     1.85% .........                   75                    -                   -                  311                 223
     1.95% .........                    3                    -                   -                    7                   7
     2.00% .........                    -                    -                   -                   11                  11
     2.10% .........                    -                    -                   -                   16                   5
     0.95%  EV .....               68,280               11,985              69,580              114,814             163,511
     1.00%  EV .....                9,148                  907              47,127               13,665              18,078
     1.05%  EV .....                1,938                   74               8,072                2,717               4,083
     1.10%  EV .....               35,170                4,097              27,840               65,971              83,599
     1.15%  EV .....                9,695                1,594              13,292               18,884              22,024
     1.20%  EV .....                1,566                  142               5,320                3,006               3,596
     1.25%  EV .....                1,710                  701               1,548                2,788               4,615
     1.30%  EV .....                  129                    -               3,513                  159                 758
     1.35%  EV .....                1,279                   52               3,676                1,598               2,016
     1.40%  EV .....                5,883                   32              13,837                6,851              10,844
     1.45%  EV .....                  679                  279                 279                  549               1,762
     1.50%  EV .....                1,402                    8               2,677                1,446               1,205
     1.55%  EV .....                1,447                  635               1,053                1,323               2,681
     1.60%  EV .....                  667                  205                  76                  503               1,226
     1.65%  EV .....                   97                  111                  27                  120                 176
     1.70%  EV .....                  123                  561                 300                  142                 190
     1.75%  EV .....                    -                    1                   2                    -                  11
     1.80%  EV .....                  177                    1                   -                  452                 779
     1.85%  EV .....                  409                   21                  69                    -                 324
     1.90%  EV .....                    -                    -                   -                   30                  31
     1.95%  EV .....                    -                    -                   -                   97                  92
     2.05%  EV .....                    -                    -                   -                    2                   2
                             ------------         ------------        ------------         ------------        ------------
       Total .......     $        181,376               27,962             245,136              313,422             419,520
                             ============         ============        ============         ============        ============

                                     WRVP
                             ------------
     0.95% ............  $         16,798
     1.05% ............                96
     1.10% ............            19,117
     1.15% ............             3,300
     1.20% ............               303
     1.25% ............             2,127
     1.35% ............               687
     1.40% ............             3,045
     1.45% ............             1,056
     1.50% ............             1,013
     1.55% ............               356
     1.60% ............             2,991
     1.65% ............                62
     1.70% ............                91
     1.80% ............                 1
     1.85% ............               531
     1.95% ............                 4
     2.00% ............                17
     2.10% ............                 7
     0.95%  EV ........            34,689
     1.00%  EV ........               239
     1.05%  EV ........               379
     1.10%  EV ........            27,595
     1.15%  EV ........            10,383
     1.20%  EV ........               875
     1.25%  EV ........               561
     1.30%  EV ........               378
     1.35%  EV ........               861
     1.40%  EV ........             2,334
     1.45%  EV ........             2,200
     1.50%  EV ........             3,289
     1.55%  EV ........             1,380
     1.60%  EV ........               958
     1.65%  EV ........               203
     1.75%  EV ........                15
     1.80%  EV ........               107
     1.85%  EV ........                10
     1.90%  EV ........                28
     1.95%  EV ........                92
                             ------------
       Total ..........  $        138,178
                             ============


(3) Related Party Transactions

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.


                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT-9

(4) FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate and total return for each period in the four year period ended December 31, 2001 and the period November 3, 1997 (commencement of operations) through December 31, 1997.


                                     CONTRACT                             UNIT         CONTRACT          TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE    OWNERS' EQUITY     RETURN**
                                   -----------            ---------    ----------    --------------     --------
    American Century VP -- American Century VP Income & Growth
         2001..................       0.95%               7,240,243    $ 12.289665   $  88,980,161         -9.23%
                                      1.00%               3,618,853      12.263892      44,381,222         -9.28%
                                      1.05%                 637,902      12.238143       7,806,736         -9.32%
                                      1.10%                 696,031      11.705008       8,147,048         -9.37%
                                      1.15%                 219,104      11.685785       2,560,402         -9.41%
                                      1.20%               2,543,395      11.591056      29,480,634         -9.46%
                                      1.25%                 281,959      11.571520       3,262,694         -9.51%
                                      1.30%                 529,883      11.552029       6,121,224         -9.55%
                                      1.35%                 293,031      11.609139       3,401,838         -9.60%
                                      1.40%                 215,442      11.590032       2,496,980         -9.64%
                                      1.45%                  29,405      11.570948         340,244         -9.69%
                                      1.50%                 158,021      11.551890       1,825,441         -9.74%
                                      1.55%                  30,850      11.532853         355,789         -9.78%
                                      1.60%                  21,542      11.513844         248,031         -9.83%
                                      1.65%                  81,367      11.494846         935,301         -9.87%
                                      1.70%                   8,011       8.623786          69,085         -9.92%
                                      1.75%                  15,428       8.612091         132,867         -9.97%
                                      1.80%                  37,357       8.600411         321,286        -10.01%
                                      1.85%                     759       8.588758           6,519        -10.06%
                                      2.00%                     867       8.553813           7,416        -10.20%
                                      2.05%                  11,188       8.542208          95,570        -10.24%
                                      2.20%                  14,380       8.507395         122,336        -10.38%
                                      2.25%                     144       8.048687           1,159        -10.43%
                                      0.95%  EV***        1,650,556      11.587805      19,126,321         -9.71%
                                      1.00%  EV***        1,032,649      11.568738      11,946,446         -9.75%
                                      1.05%  EV***          104,534      11.549691       1,207,335         -9.80%
                                      1.10%  EV***          386,427      11.530657       4,455,757         -9.85%
                                      1.15%  EV***          194,371      11.511653       2,237,532         -9.89%
                                      1.20%  EV***           90,219      11.492669       1,036,857         -9.94%
                                      1.25%  EV***          104,807       9.067602         950,348         -9.98%
                                      1.30%  EV***           15,537       9.053949         140,671        -10.03%
                                      1.35%  EV***           14,692       9.040327         132,820        -10.08%
                                      1.40%  EV***           59,567       9.026721         537,695        -10.12%
                                      1.45%  EV***           17,392       9.013139         156,757        -10.17%
                                      1.50%  EV***           26,178       8.999553         235,590        -10.21%
                                      1.55%  EV***           28,393       8.985977         255,139        -10.26%
                                      1.60%  EV***           11,541       8.972424         103,551        -10.31%
                                      1.65%  EV***            3,324       8.958898          29,779        -10.35%
                                      1.70%  EV***            1,817       8.945379          16,254        -10.40%
                                      1.75%  EV***            1,610       8.931857          14,380        -10.44%
                                      1.80%  EV***            1,675       8.918380          14,938        -10.49%
                                      1.85%  EV***              327       8.904894           2,912        -10.54%
                                      1.90%  EV***               96       8.891408             854        -10.58%
                                      2.00%  EV***              182       8.864517           1,613        -10.68%
         2000.................        0.95%               7,018,117      13.539187      95,019,598        -11.46%
                                      1.00%               3,900,358      13.517671      52,723,756        -11.50%
                                      1.05%                 653,732      13.496155       8,822,868        -11.55%

                                     CONTRACT                             UNIT         CONTRACT          TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE    OWNERS' EQUITY     RETURN**
                                   -----------            ---------    ----------    --------------     --------
                                      1.10%                 390,290      12.914785       5,040,511        -11.59%
                                      1.15%                  81,763      12.900147       1,054,755        -11.64%
                                      1.20%               2,074,770      12.802086      26,561,384        -11.68%
                                      1.25%                 257,237      12.787029       3,289,297        -11.73%
                                      1.30%                 579,704      12.771997       7,403,978        -11.77%
                                      1.35%                 143,317      12.841696       1,840,433        -11.82%
                                      1.40%                  48,440      12.827110         621,345        -11.86%
                                      1.45%                  38,213      12.812521         489,605        -11.90%
                                      1.50%                  91,071      12.797950       1,165,522        -11.95%
                                      1.55%                   3,256      12.783396          41,623        -11.99%
                                      1.60%                   4,133      12.768846          52,774        -12.04%
                                      1.65%                  19,036      12.754306         242,791        -12.08%
                                      1.70%                   4,805       9.573565          46,001        -12.13%
                                      1.75%                   8,440       9.565494          80,733        -12.17%
                                      1.80%                   7,095       9.557420          67,810        -12.22%
                                      0.95%  EV***          987,259      12.833535      12,670,023         -9.39%  01/21/00
                                      1.00%  EV***          822,474      12.818972      10,543,271         -9.43%  01/21/00
                                      1.05%  EV***           85,553      12.804410       1,095,456         -9.48%  01/21/00
                                      1.10%  EV***          114,844      12.789854       1,468,838         -9.52%  01/21/00
                                      1.15%  EV***          127,694      12.775316       1,631,331         -9.56%  01/21/00
                                      1.20%  EV***           41,515      12.760780         529,764         -9.60%  01/21/00
                                      1.25%  EV***           79,925      10.073275         805,107         -9.65%  01/21/00
                                      1.30%  EV***            1,834      10.063277          18,456         -9.69%  01/21/00
                                      1.35%  EV***            2,731      10.053296          27,456         -9.73%  01/21/00
                                      1.40%  EV***           34,528      10.043312         346,775         -9.78%  01/21/00
                                      1.45%  EV***           11,881      10.033345         119,206         -9.82%  01/21/00
                                      1.50%  EV***            9,223      10.023377          92,446         -9.86%  01/21/00
                                      1.55%  EV***            7,411      10.013399          74,209         -9.91%  01/21/00
                                      1.60%  EV***            1,201      10.003449          12,014         -9.95%  01/21/00
                                      1.65%  EV***              815       9.993496           8,145         -9.99%  01/21/00
                                      1.75%  EV***            1,091       9.973597          10,881        -10.08%  01/21/00
                                      1.80%  EV***              110       9.963676           1,096        -10.12%  01/21/00
                                      1.85%  EV***              134       9.953738           1,334        -10.16%  01/21/00
                                      1.90%  EV***               96       9.943798             955        -10.21%  01/21/00
         1999..................       0.95%               5,524,884      15.291612      84,484,382         16.90%
                                      1.00%               3,193,659      15.274980      48,783,077         16.84%
                                      1.05%                 521,283      15.258324       7,953,905         16.78%
                                      1.10%                 251,963      14.608384       3,680,772         16.72%
                                      1.15%                  42,710      14.599165         623,530         16.66%
                                      1.20%                 844,114      14.495483      12,235,840         16.60%
                                      1.25%                 106,136      14.485724       1,537,457         16.55%
                                      1.30%                 216,063      14.475981       3,127,724         16.49%
                                      1.35%                  63,876      14.562313         930,182         16.43%
                                      1.40%                   8,669      14.553111         126,161         16.37%
                                      1.45%                   3,338      14.543892          48,548         16.31%
                                      1.50%                   9,928      14.534695         144,300         16.25%
                                      1.65%                   3,631      14.507084          52,675         16.07%
                                      1.70%                     217      10.894734           2,364          8.95%  05/03/99
                                      1.75%                     375      10.891060           4,084          8.91%  05/03/99
                                      1.80%                   2,334      10.887381          25,411          8.87%  05/03/99
         1998.................        0.95%               2,111,024      13.081019      27,614,345         25.66%
                                      1.00%               1,195,665      13.073386      15,631,390         25.60%
                                      1.05%                 210,557      13.065728       2,751,080         25.53%
                                      1.10%                   7,926      12.515499          99,198         25.15%  10/01/98
                                      1.15%                   3,409      12.513926          42,660         25.14%  10/01/98
                                      1.20%                   2,542      12.431326          31,600         24.31%  09/01/98


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                     CONTRACT                             UNIT         CONTRACT          TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE    OWNERS' EQUITY     RETURN**
                                   -----------            ---------    ----------    --------------     --------
         1997.................        0.95%                  20,646      10.409767         214,920          4.10%  11/03/97
                                      1.00%                  17,245      10.408936         179,502          4.09%  11/03/97
                                      1.05%                   6,068      10.408098          63,156          4.08%  11/03/97

American Century VP -- American
 Century VP International
         2001.................        0.95%               6,918,542      11.143861      77,099,270        -29.85%
                                      1.00%               3,433,648      11.120489      38,183,845        -29.89%
                                      1.05%                 619,344      11.097182       6,872,973        -29.92%
                                      1.10%                 422,783      11.275782       4,767,209        -29.96%
                                      1.15%                 152,594      11.257260       1,717,790        -29.99%
                                      1.20%               3,207,260      10.162935      32,595,175        -30.03%
                                      1.25%                 211,312      10.145818       2,143,933        -30.07%
                                      1.30%                 586,172      10.128725       5,937,175        -30.10%
                                      1.35%                 228,512      11.183425       2,555,547        -30.14%
                                      1.40%                 111,445      11.165028       1,244,287        -30.17%
                                      1.45%                  27,334      11.146637         304,682        -30.21%
                                      1.50%                 191,113      11.128268       2,126,757        -30.24%
                                      1.55%                  43,123      11.109924         479,093        -30.28%
                                      1.60%                  13,953      11.091611         154,761        -30.32%
                                      1.65%                  64,441      11.073317         713,576        -30.35%
                                      1.70%                   4,972       8.717309          43,342        -30.39%
                                      1.75%                   4,985       8.705508          43,397        -30.42%
                                      1.80%                  14,292       8.693698         124,250        -30.46%
                                      1.85%                      89       8.681907             773        -30.49%
                                      1.90%                       5       8.670125              43        -30.53%
                                      2.00%                     222       8.646608           1,920        -30.60%
                                      2.05%                   8,318       8.634862          71,825        -30.64%
                                      2.20%                   4,968       8.599678          42,723        -30.74%
                                      0.95%  EV***        1,551,013      11.160807      17,310,557        -30.30%
                                      1.00%  EV***          965,779      11.142433      10,761,128        -30.34%
                                      1.05%  EV***           99,956      11.124101       1,111,921        -30.38%
                                      1.10%  EV***          368,967      11.105768       4,097,662        -30.41%
                                      1.15%  EV***          116,010      11.087463       1,286,257        -30.45%
                                      1.20%  EV***           91,274      11.069191       1,010,329        -30.48%
                                      1.25%  EV***           85,221       8.890356         757,645        -30.52%
                                      1.30%  EV***           30,746       8.876977         272,932        -30.55%
                                      1.35%  EV***           13,445       8.863630         119,172        -30.59%
                                      1.40%  EV***           49,012       8.850282         433,770        -30.63%
                                      1.45%  EV***           17,508       8.836946         154,717        -30.66%
                                      1.50%  EV***           55,594       8.823638         490,541        -30.70%
                                      1.55%  EV***           20,435       8.810329         180,039        -30.73%
                                      1.60%  EV***           21,869       8.797032         192,382        -30.77%
                                      1.65%  EV***            1,183       8.783756          10,391        -30.80%
                                      1.70%  EV***            1,348       8.770494          11,823        -30.84%
                                      1.75%  EV***            1,860       8.757252          16,288        -30.88%
                                      1.80%  EV***              203       8.744003           1,775        -30.91%
                                      1.85%  EV***               13       8.730792             114        -30.95%
                                      1.95%  EV***               29       8.704371             252        -31.02%
         2000.................        0.95%               7,422,625      15.886136     117,916,830        -17.61%
                                      1.00%               3,986,673      15.860876      63,232,126        -17.65%
                                      1.05%                 721,255      15.835690      11,421,571        -17.70%
                                      1.10%                 206,399      16.098754       3,322,767        -17.74%
                                      1.15%                  66,388      16.080508       1,067,553        -17.78%
                                      1.20%               2,611,870      14.524713      37,936,662        -17.82%

                                     CONTRACT                             UNIT         CONTRACT          TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE    OWNERS' EQUITY     RETURN**
                                   -----------            ---------    ----------    --------------     --------
                                      1.25%                 194,423      14.507647       2,820,620        -17.86%
                                      1.30%                 666,520      14.490593       9,658,270        -17.90%
                                      1.35%                 116,849      16.007673       1,870,481        -17.94%
                                      1.40%                  43,434      15.989500         694,488        -17.98%
                                      1.45%                  26,769      15.971330         427,537        -18.03%
                                      1.50%                 124,316      15.953179       1,983,235        -18.07%
                                      1.55%                  33,681      15.935027         536,708        -18.11%
                                      1.60%                   3,933      15.916904          62,601        -18.15%
                                      1.65%                  35,178      15.898785         559,287        -18.19%
                                      1.70%                   3,840      12.522513          48,086        -18.23%
                                      1.75%                   3,023      12.511970          37,824        -18.27%
                                      1.80%                   1,977      12.501416          24,715        -18.32%
                                      1.90%                       5      12.480327              62        -18.40%
                                      2.00%                     212      12.459273           2,641        -18.48%
                                      0.95%  EV***        1,254,272      16.013723      20,085,564        -14.62%  01/21/00
                                      1.00%  EV***          852,006      15.995555      13,628,309        -14.66%  01/21/00
                                      1.05%  EV***           88,800      15.977403       1,418,793        -14.70%  01/21/00
                                      1.10%  EV***          216,712      15.959268       3,458,565        -14.74%  01/21/00
                                      1.15%  EV***           75,717      15.941133       1,207,015        -14.78%  01/21/00
                                      1.20%  EV***           55,732      15.923029         887,422        -14.82%  01/21/00
                                      1.25%  EV***           49,961      12.795341         639,268        -14.86%  01/21/00
                                      1.30%  EV***            2,527      12.782658          32,302        -14.90%  01/21/00
                                      1.35%  EV***            1,253      12.769987          16,001        -14.94%  01/21/00
                                      1.40%  EV***           26,520      12.757327         338,324        -14.98%  01/21/00
                                      1.45%  EV***           18,448      12.744654         235,113        -15.02%  01/21/00
                                      1.50%  EV***           36,626      12.732016         466,323        -15.06%  01/21/00
                                      1.55%  EV***            2,846      12.719356          36,199        -15.10%  01/21/00
                                      1.60%  EV***            2,454      12.706727          31,182        -15.14%  01/21/00
                                      1.65%  EV***              742      12.694086           9,419        -15.19%  01/21/00
                                      1.70%  EV***            2,381      12.681460          30,195        -15.23%  01/21/00
                                      1.75%  EV***            1,206      12.668851          15,279        -15.27%  01/21/00
                                      1.80%  EV***              169      12.656219           2,139        -15.31%  01/21/00
                                      1.90%  EV***               40      12.631008             505        -15.39%  01/21/00
                                      1.95%  EV***               76      12.618411             959        -15.43%  01/21/00
         1999.................        0.95%               5,210,161      19.282175     100,463,236         62.49%
                                      1.00%               3,079,323      19.261196      59,311,444         62.41%
                                      1.05%                 493,669      19.240268       9,498,324         62.32%
                                      1.10%                  56,240      19.569739       1,100,602         62.24%
                                      1.15%                  15,669      19.557409         306,445         62.16%
                                      1.20%               1,087,627      17.674116      19,222,846         62.08%
                                      1.25%                  56,012      17.662250         989,298         62.00%
                                      1.30%                 183,597      17.650383       3,240,557         61.92%
                                      1.35%                  15,728      19.508116         306,824         61.83%
                                      1.40%                   7,664      19.495801         149,416         61.75%
                                      1.45%                   6,296      19.483474         122,668         61.67%
                                      1.50%                  35,092      19.471172         683,282         61.59%
                                      1.55%                     175      19.458849           3,405         61.51%
                                      1.60%                      15      19.446544             292         61.42%
                                      1.65%                   2,347      19.434239          45,612         61.34%
                                      1.70%                      48      15.314929             735         53.15%  05/03/99
         1998.................        0.95%               2,670,904      11.866841      31,695,193         17.63%
                                      1.00%               1,463,410      11.859906      17,355,905         17.57%
                                      1.05%                 265,107      11.852979       3,142,308         17.51%
                                      1.10%                   1,791      12.062037          21,603         20.62%  10/01/98
                                      1.15%                   1,778      12.060517          21,444         20.61%  10/01/98


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



                                     CONTRACT                             UNIT         CONTRACT          TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE    OWNERS' EQUITY     RETURN**
                                   -----------            ---------    ----------    --------------     --------
                                      1.20%                     223      10.904652           2,432          9.05%  09/01/98
                                      1.35%                     272      12.054452           3,279         20.54%  10/01/98
         1997.................        0.95%                  39,079      10.088106         394,233          0.88%  11/03/97
                                      1.00%                  12,469      10.087297         125,779          0.87%  11/03/97
                                      1.05%                   2,963      10.086493          29,886          0.86%  11/03/97

American Century VP -- American
 Century VP Value
         2001.................        0.95%               7,099,643      13.728674      97,468,684         11.74%
                                      1.00%               3,030,117      13.699855      41,512,164         11.69%
                                      1.05%                 487,747      13.671134       6,668,055         11.63%
                                      1.10%                 746,891      14.420645      10,770,650         11.57%
                                      1.15%                 353,703      14.396972       5,092,252         11.52%
                                      1.20%               2,739,454      14.654697      40,145,868         11.46%
                                      1.25%                 282,152      14.630021       4,127,890         11.40%
                                      1.30%               1,077,697      14.605357      15,740,149         11.35%
                                      1.35%                 481,320      14.302552       6,884,104         11.29%
                                      1.40%                 273,342      14.279045       3,903,063         11.23%
                                      1.45%                  49,711      14.255535         708,657         11.18%
                                      1.50%                 162,982      14.232053       2,319,568         11.12%
                                      1.55%                  58,553      14.208598         831,956         11.06%
                                      1.60%                  61,860      14.185172         877,495         11.01%
                                      1.65%                 114,428      14.161782       1,620,504         10.95%
                                      1.70%                   8,675      11.308628          98,102         10.89%
                                      1.75%                  10,322      11.293308         116,570         10.84%
                                      1.80%                  31,419      11.278022         354,344         10.78%
                                      1.85%                  22,369      11.262728         251,936         10.72%
                                      1.90%                  10,608      11.247447         119,313         10.67%
                                      1.95%                     162      11.232186           1,820         10.61%
                                      2.00%                   1,546      11.216937          17,341         10.55%
                                      2.05%                  13,130      11.201712         147,078         10.50%
                                      2.15%                       9      11.171284             101         10.38%
                                      2.20%                  12,980      11.156087         144,806         10.33%
                                      2.25%                     744      12.970847           9,650         10.27%
                                      0.95%  EV***        2,156,943      14.291006      30,824,885         11.33%
                                      1.00%  EV***        1,329,054      14.267511      18,962,293         11.27%
                                      1.05%  EV***          161,424      14.244021       2,299,327         11.21%
                                      1.10%  EV***          857,046      14.220574      12,187,686         11.16%
                                      1.15%  EV***          207,531      14.197145       2,946,348         11.10%
                                      1.20%  EV***          122,741      14.173750       1,739,700         11.04%
                                      1.25%  EV***           81,708      12.647932       1,033,437         10.99%
                                      1.30%  EV***           47,633      12.628921         601,553         10.93%
                                      1.35%  EV***           49,117      12.609948         619,363         10.87%
                                      1.40%  EV***           86,804      12.591006       1,092,950         10.82%
                                      1.45%  EV***           18,011      12.572024         226,435         10.76%
                                      1.50%  EV***           26,258      12.553087         329,619         10.70%
                                      1.55%  EV***           81,766      12.534191       1,024,871         10.65%
                                      1.60%  EV***           33,034      12.515317         413,431         10.59%
                                      1.65%  EV***           14,315      12.496434         178,886         10.53%
                                      1.70%  EV***           33,001      12.477599         411,773         10.48%
                                      1.75%  EV***            2,073      12.458756          25,827         10.42%
                                      1.80%  EV***              644      12.439946           8,011         10.36%
                                      1.85%  EV***            9,059      12.421133         112,523         10.31%
                                      1.90%  EV***               36      12.402386             446         10.25%
                                      1.95%  EV***            8,632      12.383625         106,895         10.19%

                                     CONTRACT                             UNIT         CONTRACT          TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE    OWNERS' EQUITY     RETURN**
                                   -----------            ---------    ----------    --------------     --------
                                      2.05%  EV***               34      12.346160             420         10.08%
                                      2.10%  EV***            2,158      12.327462          26,603         10.02%
                                      2.20%  EV***               17      12.290121             209          9.91%
         2000.................        0.95%               3,301,779      12.285793       0,564,973         17.03%
                                      1.00%               1,348,126      12.266234      16,536,429         16.97%
                                      1.05%                 319,706      12.246733       3,915,354         16.91%
                                      1.10%                  58,618      12.924722         757,621         16.85%
                                      1.15%                  13,110      12.910062         169,251         16.79%
                                      1.20%                 917,715      13.147862      12,065,990         16.73%
                                      1.25%                  79,873      13.132406       1,048,925         16.67%
                                      1.30%                 299,304      13.116946       3,925,954         16.62%
                                      1.35%                  42,146      12.851555         541,642         16.56%
                                      1.40%                  23,436      12.836968         300,847         16.50%
                                      1.45%                  12,071      12.822378         154,779         16.44%
                                      1.50%                  47,141      12.807784         603,772         16.38%
                                      1.55%                   3,503      12.793204          44,815         16.32%
                                      1.60%                     434      12.778642           5,546         16.26%
                                      1.65%                  16,121      12.764086         205,770         16.20%
                                      1.70%                   1,110      10.197744          11,319         16.15%
                                      1.75%                   3,773      10.189139          38,444         16.09%
                                      1.80%                   6,794      10.180559          69,167         16.03%
                                      1.90%                      17      10.163375             173         15.91%
                                      0.95%  EV***          542,421      12.836853       6,962,979         18.56%  01/21/00
                                      1.00%  EV***          542,905      12.822282       6,961,281         18.51%  01/21/00
                                      1.05%  EV***           23,096      12.807702         295,807         18.45%  01/21/00
                                      1.10%  EV***           67,162      12.793140         859,213         18.39%  01/21/00
                                      1.15%  EV***           19,988      12.778588         255,418         18.34%  01/21/00
                                      1.20%  EV***           10,990      12.764037         140,277         18.28%  01/21/00
                                      1.25%  EV***            4,206      11.395802          47,931         18.22%  01/21/00
                                      1.30%  EV***            3,882      11.384497          44,195         18.17%  01/21/00
                                      1.35%  EV***              126      11.373207           1,433         18.11%  01/21/00
                                      1.40%  EV***           21,574      11.361940         245,122         18.06%  01/21/00
                                      1.45%  EV***            4,792      11.350626          54,392         18.00%  01/21/00
                                      1.50%  EV***            9,205      11.339331         104,379         17.94%  01/21/00
                                      1.55%  EV***            3,972      11.328063          44,995         17.89%  01/21/00
                                      1.60%  EV***            4,298      11.316810          48,640         17.83%  01/21/00
                                      1.65%  EV***            2,847      11.305532          32,187         17.77%  01/21/00
                                      1.70%  EV***            1,514      11.294287          17,100         17.72%  01/21/00
                                      1.75%  EV***            1,148      11.283026          12,953         17.66%  01/21/00
         1999.................        0.95%               1,981,007      10.498316      20,797,237         -1.79%
                                      1.00%                 946,032      10.486868       9,920,913         -1.84%
                                      1.05%                 211,432      10.475442       2,214,844         -1.89%
                                      1.10%                  15,283      11.060928         169,044         -1.94%
                                      1.15%                   3,083      11.053935          34,079         -1.99%
                                      1.20%                 351,241      11.263216       3,956,103         -2.04%
                                      1.25%                  39,687      11.255628         446,702         -2.09%
                                      1.30%                  41,505      11.248045         466,850         -2.14%
                                      1.35%                   6,991      11.026014          77,083         -2.19%
                                      1.40%                   7,925      11.019041          87,326         -2.24%
                                      1.45%                   1,405      11.012072          15,472         -2.29%
                                      1.50%                   7,633      11.005082          84,002         -2.34%
                                      1.55%                   3,076      10.998104          33,830         -2.39%
                                      1.65%                   4,630      10.984159          50,857         -2.49%
                                      1.70%                      49       8.780117             430        -12.20%  05/03/99
                                      1.75%                     132       8.777154           1,159        -12.23%  05/03/99




                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED





                                     CONTRACT                             UNIT         CONTRACT          TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE    OWNERS' EQUITY     RETURN**
                                   -----------            ---------    ----------    --------------     --------
         1998.................        0.95%               1,219,986      10.689857      13,041,476          3.82%
                                      1.00%                 654,350      10.683601       6,990,814          3.76%
                                      1.05%                 149,455      10.677353       1,595,784          3.71%
                                      1.10%                     360      11.279817           4,061         12.80%  10/01/98
                                      1.15%                       9      11.278389             102         12.78%  10/01/98
                                      1.20%                   1,309      11.497731          15,051         14.98%  09/01/98
                                      1.25%                     322      11.495807           3,702         14.96%  09/01/98
         1997.................        0.95%                  57,340      10.296896         590,424          2.97%  11/03/97
                                      1.00%                  65,134      10.296077         670,625          2.96%  11/03/97
                                      1.05%                   9,553      10.295249          98,351          2.95%  11/03/97

Credit Suisse Trust -- Global
Post-Venture Capital Portfolio
         2001.................        0.95%                 537,694       9.553561       5,136,892        -29.32%
                                      1.00%                 190,518       9.533519       1,816,307        -29.35%
                                      1.05%                  74,719       9.513493         710,839        -29.39%
                                      1.10%                   4,829      11.746746          56,725        -29.43%
                                      1.15%                      49      11.727447             575        -29.46%
                                      1.20%                  65,796      11.620449         764,579        -29.50%
                                      1.25%                     426      11.600830           4,942        -29.53%
                                      1.30%                   3,607      11.581271          41,774        -29.57%
                                      1.35%                   2,115      11.650462          24,641        -29.61%
                                      1.40%                   1,397      11.631260          16,249        -29.64%
                                      1.65%                      34      11.535653             392        -29.82%
         2000.................        0.95%                 664,992      13.516337       8,988,256        -19.71%
                                      1.00%                 271,329      13.494845       3,661,543        -19.75%
                                      1.05%                  93,547      13.473367       1,260,393        -19.79%
                                      1.10%                   5,260      16.644686          87,551        -19.83%
                                      1.15%                     108      16.625822           1,796        -19.87%
                                      1.20%                  65,241      16.482534       1,075,337        -19.91%
                                      1.25%                   2,892      16.463131          47,611        -19.95%
                                      1.30%                   4,155      16.443767          68,324        -19.99%
                                      1.35%                   2,167      16.550469          35,865        -20.03%
                                      1.40%                   1,553      16.531655          25,674        -20.07%
                                      1.65%                      34      16.437806             559        -20.27%
         1999.................        0.95%                 759,803      16.833540      12,790,174         61.95%
                                      1.00%                 303,386      16.815230       5,101,505         61.87%
                                      1.05%                 104,718      16.796919       1,758,940         61.78%
                                      1.10%                   3,041      20.760969          63,134         61.70%
                                      1.20%                  75,360      20.579437       1,550,866         61.54%
                                      1.25%                   4,113      20.565582          84,586         61.46%
                                      1.30%                   8,128      20.551766         167,045         61.38%
                                      1.35%                   3,334      20.695562          68,999         61.29%
                                      1.40%                   1,159      20.682481          23,971         61.21%
                                      1.65%                      23      20.617144             474         60.80%
         1998.................        0.95%                 401,651      10.394476       4,174,952          5.50%
                                      1.00%                 152,196      10.388404       1,581,074          5.45%
                                      1.05%                  71,804      10.382320         745,492          5.39%
                                      1.10%                      61      12.839012             783         28.39%  10/01/98
                                      1.20%                       3      12.739606              38         27.40%  09/01/98
                                      1.25%                     487      12.737475           6,203         27.37%  09/01/98
         1997.................        0.95%                   8,875       9.852750          87,443         -1.47%  11/03/97
                                      1.00%                   2,390       9.851960          23,546         -1.48%  11/03/97
                                      1.05%                   3,196       9.851173          31,484         -1.49%  11/03/97



                                     CONTRACT                             UNIT         CONTRACT          TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE    OWNERS' EQUITY     RETURN**
                                   -----------            ---------    ----------    --------------     --------
Credit Suisse Trust --
  International Equity Portfolio
         2001.................        0.95%               1,118,265       8.472446       9,474,440        -23.02%
                                      1.00%                 477,215       8.454665       4,034,693        -23.06%
                                      1.05%                 105,407       8.436904         889,309        -23.10%
                                      1.10%                   3,805       9.875436          37,576        -23.14%
                                      1.15%                   2,462       9.859228          24,273        -23.17%
                                      1.20%                  83,328        9.20601        4767,119        -23.21%
                                      1.25%                  10,826       9.190492          99,496        -23.25%
                                      1.30%                  11,224       9.175002         102,980        -23.29%
                                      1.35%                   3,467       9.794534          33,958        -23.33%
                                      1.40%                     695       9.778400           6,796        -23.37%
                                      1.45%                     536       9.762282           5,233        -23.41%
                                      1.50%                   4,375       9.746211          42,640        -23.45%
                                      1.60%                     199       9.714079           1,933        -23.53%
                                      1.65%                   1,458       9.698035          14,140        -23.57%
         2000.................        0.95%               1,280,898      11.005780      14,097,282        -26.60%
                                      1.00%                 560,127      10.988262       6,154,822        -26.63%
                                      1.05%                 129,795      10.970789       1,423,954        -26.67%
                                      1.10%                   4,017      12.847895          51,610        -26.71%
                                      1.15%                   2,389      12.833338          30,659        -26.74%
                                      1.20%                 100,383      11.989196       1,203,511        -26.78%
                                      1.25%                  12,747      11.975093         152,647        -26.82%
                                      1.30%                  17,874      11.961010         213,791        -26.86%
                                      1.35%                   3,467      12.775184          44,292        -26.89%
                                      1.40%                     722      12.760667           9,213        -26.93%
                                      1.45%                     536      12.746142           6,832        -26.97%
                                      1.50%                   4,375      12.731669          55,701        -27.00%
                                      1.60%                     199      12.702702           2,528        -27.08%
                                      1.65%                     903      12.688214          11,457        -27.11%
         1999.................        0.95%               1,577,329      14.993656      23,649,928         51.98%
                                      1.00%                 620,873      14.977312       9,299,009         51.90%
                                      1.05%                 154,254      14.961024       2,307,798         51.82%
                                      1.10%                   2,332      17.529681          40,879         51.75%
                                      1.15%                   2,206      17.518646          38,646         51.67%
                                      1.20%                 375,479      16.374564       6,148,305         51.59%
                                      1.25%                  25,508      16.363554         417,402         51.52%
                                      1.30%                  18,823      16.352558         307,804         51.44%
                                      1.35%                   3,708      17.474463          64,795         51.36%
                                      1.40%                     653      17.463426          11,404         51.29%
                                      1.45%                     736      17.452381          12,845         51.21%
                                      1.50%                   1,557      17.441358          27,156         51.13%
                                      1.60%                      78      17.419297           1,359         50.98%
                                      1.65%                     531      17.408242           9,244         50.90%
         1998.................        0.95%                 976,389       9.865775       9,632,834          4.35%
                                      1.00%                 501,614       9.860001       4,945,915          4.29%
                                      1.05%                 126,381       9.854235       1,245,388          4.24%
                                      1.10%                       2      11.551939              23         15.52%  10/01/98
         1997.................        0.95%                  58,518       9.454794         553,276         -5.45%  11/03/97
                                      1.00%                  20,847       9.454036         197,088         -5.46%  11/03/97
                                      1.05%                   6,653       9.453278          62,893         -5.47%  11/03/97

Credit Suisse Trust -- Large Cap
  Value Portfolio
         2001.................        0.95%                 826,313      13.077460      10,806,075         -0.02%
                                      1.00%                 412,659      13.050029       5,385,212         -0.07%
                                      1.05%                 115,948      13.022678       1,509,953         -0.12%
                                      1.10%                   9,453      13.441552         127,063         -0.17%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



                                     CONTRACT                             UNIT         CONTRACT          TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE    OWNERS' EQUITY     RETURN**
                                   -----------            ---------    ----------    --------------     --------
                                      1.15%                   3,402      13.419495          45,653         -0.22%
                                      1.20%                 160,321      13.167262       2,110,989         -0.27%
                                      1.25%                  15,188      13.145064         199,647         -0.32%
                                      1.30%                  17,165      13.122923         225,255         -0.37%
                                      1.35%                   4,740      13.331498          63,191         -0.43%
                                      1.40%                   7,923      13.309568         105,452         -0.48%
                                      1.45%                   1,010      13.287675          13,421         -0.53%
                                      1.50%                   9,049      13.265780         120,042         -0.58%
                                      1.55%                   1,949      13.243925          25,812         -0.63%
                                      1.65%                   3,890      13.200277          51,349         -0.73%
                                      1.70%                   2,261       9.922893          22,436         -0.78%
                                      1.75%                     261       9.909449           2,586         -0.83%
                                      1.80%                   1,164       9.896033          11,519         -0.88%
                                      0.95%  EV***           47,278      13.317857         629,642         -0.44%
                                      1.00%  EV***           21,315      13.295960         283,403         -0.49%
                                      1.05%  EV***            2,388      13.274068          31,698         -0.54%
                                      1.10%  EV***              528      13.252221           6,997         -0.59%
                                      1.15%  EV***            3,507      13.230390          46,399         -0.64%
                                      1.20%  EV***              781      13.208594          10,316         -0.69%
                                      1.30%  EV***            1,133      11.006650          12,471         -0.79%
                                      1.35%  EV***              438      10.990095           4,814         -0.84%
                                      1.40%  EV***              468      10.973557           5,136         -0.89%
                                      1.45%  EV***              137      10.957044           1,501         -0.94%
                                      1.50%  EV***              658      10.940565           7,199         -0.99%
                                      1.85%  EV***               37      10.825552             401         -1.35%
         2000.................        0.95%                 808,299      13.079940      10,572,502          7.88%
                                      1.00%                 376,965      13.059137       4,922,838          7.83%
                                      1.05%                 115,481      13.038397       1,505,687          7.77%
                                      1.10%                   5,997      13.464612          80,747          7.72%
                                      1.15%                   4,053      13.449360          54,510          7.66%
                                      1.20%                 166,739      13.203287       2,201,503          7.61%
                                      1.25%                   7,602      13.187744         100,253          7.56%
                                      1.30%                  17,814      13.172245         234,650          7.50%
                                      1.35%                  10,852      13.388420         145,291          7.45%
                                      1.40%                   6,137      13.373210          82,071          7.39%
                                      1.45%                   1,010      13.358023          13,492          7.34%
                                      1.50%                   9,842      13.342824         131,320          7.29%
                                      1.55%                   1,949      13.327642          25,976          7.23%
                                      1.70%                   2,169      10.000956          21,692          7.07%
                                      1.75%                     261       9.992513           2,608          7.02%
                                      1.80%                   1,164       9.984104          11,621          6.96%
                                      0.95%  EV***           38,406      13.376195         513,726         13.89%  01/21/00
                                      1.00%  EV***           21,454      13.361008         286,647         13.84%  01/21/00
                                      1.05%  EV***            1,396      13.345820          18,631         13.79%  01/21/00
                                      1.10%  EV***              513      13.330655           6,839         13.73%  01/21/00
                                      1.15%  EV***            3,507      13.315500          46,697         13.68%  01/21/00
                                      1.20%  EV***              288      13.300356           3,831         13.62%  01/21/00
                                      1.35%  EV***              392      11.083443           4,345         13.46%  01/21/00
                                      1.45%  EV***              137      11.061443           1,515         13.35%  01/21/00
                                      1.85%  EV***               37      10.973682             406         12.92%  01/21/00
         1999.................        0.95%                 828,945      12.124398      10,050,459          5.23%
                                      1.00%                 454,648      12.111181       5,506,324          5.18%
                                      1.05%                 123,154      12.098010       1,489,918          5.13%
                                      1.10%                   2,246      12.499772          28,074          5.07%


                                     CONTRACT                             UNIT         CONTRACT          TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE    OWNERS' EQUITY     RETURN**
                                   -----------            ---------    ----------    --------------     --------
                                      1.15%                   2,880      12.491882          35,977          5.02%
                                      1.20%                  76,138      12.269490         934,174          4.97%
                                      1.25%                   5,352      12.261224          65,622          4.92%
                                      1.30%                  15,717      12.252980         192,580          4.86%
                                      1.35%                     666      12.460330           8,299          4.81%
                                      1.40%                   4,826      12.452445          60,095          4.76%
                                      1.50%                   3,588      12.436688          44,623          4.65%
                                      1.55%                     366      12.428801           4,549          4.60%
                                      1.70%                     125       9.340613           1,168         -6.59%  05/03/99
                                      1.75%                      53       9.337456             495         -6.63%  05/03/99
         1998.................        0.95%                 702,417      11.521372       8,092,808         11.06%
                                      1.00%                 344,025      11.514627       3,961,320         11.01%
                                      1.05%                  89,716      11.507907       1,032,443         10.95%
                                      1.10%                     252      11.896081           2,998         18.96%  10/01/98
                                      1.20%                      25      11.688738             292         16.89%  09/01/98
                                      1.25%                     499      11.686779           5,832         16.87%  09/01/98
         1997.................        0.95%                  13,398      10.373620         138,986          3.74%  11/03/97
                                      1.00%                  21,505      10.372788         223,067          3.73%  11/03/97
                                      1.05%                   7,035      10.371958          72,967          3.72%  11/03/97

Dreyfus IP -- European Equity
 Portfolio
         2001.................        0.95%                 454,243       8.913201       4,048,759        -28.82%
                                      1.00%                 185,975       8.903041       1,655,743        -28.85%
                                      1.05%                  27,678       8.892869         246,137        -28.89%
                                      1.10%                  33,810       8.882711         300,324        -28.93%
                                      1.15%                  18,919       8.872549         167,860        -28.96%
                                      1.20%                 315,440       8.862400       2,795,555        -29.00%
                                      1.25%                  25,980       8.852258         229,982        -29.03%
                                      1.30%                  38,783       8.842128         342,924        -29.07%
                                      1.35%                  16,496       8.831987         145,692        -29.11%
                                      1.40%                  16,788       8.821867         148,102        -29.14%
                                      1.45%                   6,162       8.811750          54,298        -29.18%
                                      1.50%                  14,184       8.801647         124,843        -29.21%
                                      1.55%                   3,608       8.791539          31,720        -29.25%
                                      1.60%                   5,402       8.781441          47,437        -29.29%
                                      1.65%                   9,955       8.771359          87,319        -29.32%
                                      1.70%                     666       8.761270           5,835        -29.36%
                                      1.80%                   4,229       8.741121          36,966        -29.43%
                                      2.05%                     595       8.690852           5,171        -29.61%
                                      2.20%                   1,399       8.660779          12,116        -29.72%
                                      0.95%  EV***          260,242       8.762006       2,280,242        -29.23%
                                      1.00%  EV***          190,354       8.750152       1,665,626        -29.27%
                                      1.05%  EV***            9,024       8.738293          78,854        -29.31%
                                      1.10%  EV***           41,717       8.726456         364,042        -29.34%
                                      1.15%  EV***           10,224       8.714618          89,098        -29.38%
                                      1.20%  EV***            9,056       8.702793          78,812        -29.41%
                                      1.25%  EV***           24,108       8.690985         209,522        -29.45%
                                      1.30%  EV***              737       8.679182           6,397        -29.49%
                                      1.35%  EV***            7,961       8.667390          69,001        -29.52%
                                      1.40%  EV***            1,789       8.655591          15,485        -29.56%
                                      1.45%  EV***            2,451       8.643834          21,186        -29.60%
                                      1.50%  EV***              487       8.632064           4,204        -29.63%
                                      1.55%  EV***            4,649       8.620321          40,076        -29.67%
                                      1.60%  EV***            3,215       8.608569          27,677        -29.70%
                                      1.65%  EV***              858       8.596840           7,376        -29.74%
                                      1.70%  EV***              279       8.585118           2,395        -29.78%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED





                                     CONTRACT                             UNIT         CONTRACT          TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE    OWNERS' EQUITY     RETURN**
                                   -----------            ---------    ----------    --------------     --------
                                      1.75%  EV***              380       8.573405           3,258        -29.81%
                                      1.80%  EV***              105       8.561710             899        -29.85%
                                      1.90%  EV***              118       8.538321           1,008        -29.92%
         2000.................        0.95%                 425,730      12.521432       5,330,749         -2.92%
                                      1.00%                 208,417      12.513519       2,608,030         -2.97%
                                      1.05%                  33,115      12.505588         414,123         -3.02%
                                      1.10%                   9,132      12.497666         114,129         -3.07%
                                      1.15%                   6,234      12.489736          77,861         -3.12%
                                      1.20%                 432,778      12.481806       5,401,851         -3.17%
                                      1.25%                  22,568      12.473885         281,511         -3.22%
                                      1.30%                  44,415      12.465971         553,676         -3.27%
                                      1.35%                   9,752      12.458039         121,491         -3.31%
                                      1.40%                   5,440      12.450126          67,729         -3.36%
                                      1.45%                     764      12.442209           9,506         -3.41%
                                      1.50%                   9,446      12.434292         117,454         -3.46%
                                      1.55%                   2,657      12.426374          33,017         -3.51%
                                      1.60%                   3,612      12.418459          44,855         -3.56%
                                      1.65%                   6,339      12.410545          78,670         -3.61%
                                      1.70%                     760      12.402636           9,426         -3.66%
                                      1.80%                   1,937      12.386804          23,993         -3.75%
                                      0.95%  EV***          170,601      12.381637       2,112,320         -2.52%  01/21/00
                                      1.00%  EV***          163,597      12.371216       2,023,894         -2.57%  01/21/00
                                      1.05%  EV***            5,783      12.360784          71,482         -2.62%  01/21/00
                                      1.10%  EV***           17,875      12.350364         220,763         -2.66%  01/21/00
                                      1.15%  EV***            6,458      12.339938          79,691         -2.71%  01/21/00
                                      1.20%  EV***            5,325      12.329516          65,655         -2.76%  01/21/00
                                      1.25%  EV***              756      12.319107           9,313         -2.80%  01/21/00
                                      1.30%  EV***              900      12.308685          11,078         -2.85%  01/21/00
                                      1.35%  EV***              242      12.298291           2,976         -2.89%  01/21/00
                                      1.40%  EV***              447      12.287862           5,493         -2.94%  01/21/00
                                      1.45%  EV***              527      12.277474           6,470         -2.99%  01/21/00
                                      1.50%  EV***              419      12.267075           5,140         -3.03%  01/21/00
                                      1.55%  EV***            3,356      12.256688          41,133         -3.08%  01/21/00
                                      1.60%  EV***            3,291      12.246288          40,303         -3.13%  01/21/00
                                      1.65%  EV***            2,609      12.235904          31,923         -3.17%  01/21/00
                                      1.70%  EV***              277      12.225512           3,386         -3.22%  01/21/00
                                      1.75%  EV***              259      12.215141           3,164         -3.27%  01/21/00
                                      1.85%  EV***               42      12.194379             512         -3.36%  01/21/00
         1999.................        0.95%                  96,035      12.898688       1,238,726         28.99%  09/27/99
                                      1.00%                  34,963      12.897004         450,918         28.97%  09/27/99
                                      1.05%                   2,189      12.895311          28,228         28.95%  09/27/99
                                      1.10%                     101      12.893630           1,302         28.94%  09/27/99
                                      1.20%                  23,374      12.890242         301,297         28.90%  09/27/99
                                      1.25%                   2,491      12.888550          32,105         28.89%  09/27/99
                                      1.30%                   4,624      12.886864          59,589         28.87%  09/27/99
                                      1.35%                   1,689      12.885161          21,763         28.85%  09/27/99

The Dreyfus Socially Responsible
 Growth Fund, Inc.
         2001.................        0.95%               7,030,011      11.349542      79,787,405        -23.32%
                                      1.00%               3,610,991      11.325725      40,897,091        -23.35%
                                      1.05%                 665,268      11.301945       7,518,822        -23.39%
                                      1.10%               1,130,878      11.081580      12,531,915        -23.43%
                                      1.15%                 270,988      11.063366       2,998,039        -23.47%
                                      1.20%               1,713,603      11.025487      18,893,308        -23.51%


                                     CONTRACT                             UNIT         CONTRACT          TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE    OWNERS' EQUITY     RETURN**
                                   -----------            ---------    ----------    --------------     --------
                                      1.25%                 166,377      11.006915       1,831,297        -23.55%
                                      1.30%                 360,004      10.988353       3,955,851        -23.59%
                                      1.35%                 129,020      10.990787       1,418,031        -23.63%
                                      1.40%                  79,639      10.972704         873,855        -23.67%
                                      1.45%                  37,572      10.954608         411,587        -23.71%
                                      1.50%                 116,946      10.936572       1,278,988        -23.74%
                                      1.55%                  34,424      10.918541         375,860        -23.78%
                                      1.60%                  12,704      10.900528         138,480        -23.82%
                                      1.65%                  41,599      10.882532         452,702        -23.86%
                                      1.70%                  14,962       7.899217         118,188        -23.90%
                                      1.75%                   3,901       7.888512          30,773        -23.94%
                                      1.80%                   4,448       7.877818          35,041        -23.98%
                                      1.85%                   2,098       7.867141          16,505        -24.02%
                                      1.90%                   6,421       7.856453          50,446        -24.06%
                                      1.95%                     171       7.845781           1,342        -24.10%
                                      2.00%                     295       7.835121           2,311        -24.13%
                                      2.05%                   1,524       7.824478          11,925        -24.17%
                                      2.10%                       7       7.813837              55        -24.21%
                                      2.20%                     922       7.792572           7,185        -24.29%
                                      0.95%  EV***        1,744,239      10.967643      19,130,191        -23.78%
                                      1.00%  EV***        1,256,210      10.949607      13,755,006        -23.82%
                                      1.05%  EV***          157,213      10.931570       1,718,585        -23.86%
                                      1.10%  EV***          313,658      10.913542       3,423,120        -23.90%
                                      1.15%  EV***          166,415      10.895550       1,813,183        -23.94%
                                      1.20%  EV***          111,230      10.877587       1,209,914        -23.98%
                                      1.25%  EV***           82,221       8.418144         692,148        -24.02%
                                      1.30%  EV***           12,596       8.405492         105,876        -24.05%
                                      1.35%  EV***           21,287       8.392839         178,658        -24.09%
                                      1.40%  EV***           71,336       8.380205         597,810        -24.13%
                                      1.45%  EV***           20,214       8.367588         169,142        -24.17%
                                      1.50%  EV***           40,749       8.354967         340,457        -24.21%
                                      1.55%  EV***           27,133       8.342368         226,353        -24.25%
                                      1.60%  EV***           12,904       8.329787         107,488        -24.29%
                                      1.65%  EV***            4,348       8.317219          36,163        -24.33%
                                      1.70%  EV***            2,401       8.304642          19,939        -24.37%
                                      1.75%  EV***            5,514       8.292072          45,722        -24.41%
                                      1.80%  EV***            1,188       8.279561           9,836        -24.44%
                                      1.85%  EV***            1,086       8.267023           8,978        -24.48%
                                      1.90%  EV***              461       8.254511           3,805        -24.52%
                                      2.00%  EV***              197       8.229535           1,621        -24.60%
                                      2.25%  EV***              335       8.167275           2,736        -24.80%
         2000.................        0.95%               7,688,486      14.800297     113,791,876        -11.87%
                                      1.00%               4,662,244      14.776765      68,892,884        -11.92%
                                      1.05%                 767,101      14.753247      11,317,231        -11.96%
                                      1.10%                 895,698      14.472958      12,963,400        -12.01%
                                      1.15%                 180,156      14.456547       2,604,434        -12.05%
                                      1.20%               1,625,644      14.414394      23,432,673        -12.10%
                                      1.25%                 151,054      14.397461       2,174,794        -12.14%
                                      1.30%                 432,064      14.380518       6,213,304        -12.18%
                                      1.35%                  66,346      14.391057         954,789        -12.23%
                                      1.40%                  39,017      14.374715         560,858        -12.27%
                                      1.45%                  34,149      14.358357         490,324        -12.32%
                                      1.50%                  86,373      14.342049       1,238,766        -12.36%
                                      1.55%                  29,279      14.325738         419,443        -12.40%
                                      1.60%                   2,319      14.309420          33,184        -12.45%
                                      1.65%                  27,53       14.293123         393,490        -12.49%



                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT-9

                                     CONTRACT                             UNIT         CONTRACT          TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE    OWNERS' EQUITY     RETURN**
                                   -----------            ---------    ----------    --------------     --------
                                      1.70%                  10,940      10.380157         113,559        -12.54%
                                      1.75%                  27,073      10.371408         280,785        -12.58%
                                      1.80%                   3,663      10.362676          37,958        -12.63%
                                      2.00%                     289      10.327709           2,985        -12.80%
                                      0.95%  EV***        1,376,834      14.389633      19,812,136        -11.10%  01/21/00
                                      1.00%  EV***          989,939      14.373315      14,228,705        -11.14%  01/21/00
                                      1.05%  EV***          119,018      14.356999       1,708,741        -11.19%  01/21/00
                                      1.10%  EV***          123,367      14.340689       1,769,168        -11.23%  01/21/00
                                      1.15%  EV***          117,607      14.324376       1,684,647        -11.27%  01/21/00
                                      1.20%  EV***           75,452      14.308099       1,079,575        -11.31%  01/21/00
                                      1.25%  EV***           69,590      11.078709         770,967        -11.36%  01/21/00
                                      1.30%  EV***            8,012      11.067740          88,675        -11.40%  01/21/00
                                      1.35%  EV***            6,690      11.056764          73,970        -11.44%  01/21/00
                                      1.40%  EV***           62,594      11.045784         691,400        -11.48%  01/21/00
                                      1.45%  EV***           12,862      11.034829         141,930        -11.52%  01/21/00
                                      1.50%  EV***           19,564      11.023866         215,671        -11.57%  01/21/00
                                      1.55%  EV***            4,939      11.012907          54,393        -11.61%  01/21/00
                                      1.60%  EV***            4,615      11.001966          50,774        -11.65%  01/21/00
                                      1.65%  EV***            2,529      10.991025          27,796        -11.69%  01/21/00
                                      1.70%  EV***            4,687      10.980071          51,464        -11.74%  01/21/00
                                      1.75%  EV***            5,474      10.969119          60,045        -11.78%  01/21/00
                                      1.80%  EV***              194      10.958221           2,126        -11.82%  01/21/00
                                      1.85%  EV***               72      10.947277             788        -11.86%  01/21/00
                                      1.90%  EV***              332      10.936362           3,631        -11.90%  01/21/00
                                      1.95%  EV***                4      10.925453              44        -11.95%  01/21/00
                                      2.00%  EV***              197      10.914553           2,150        -11.99%  01/21/00
         1999.................        0.95%               4,972,547      16.794438      83,511,132         28.84%
                                      1.00%               3,055,024      16.776156      51,251,559         28.78%
                                      1.05%                 514,785      16.757880       8,626,705         28.71%
                                      1.10%                 507,978      16.447766       8,355,103         28.65%
                                      1.15%                  81,322      16.437396       1,336,722         28.59%
                                      1.20%                 563,632      16.397708       9,242,273         28.52%
                                      1.25%                  48,443      16.386683         793,820         28.46%
                                      1.30%                 127,319      16.375662       2,084,933         28.39%
                                      1.35%                  41,805      16.395915         685,431         28.33%
                                      1.40%                   7,057      16.385550         115,633         28.26%
                                      1.45%                  17,118      16.375184         280,310         28.20%
                                      1.50%                  11,609      16.364824         189,979         28.13%
                                      1.55%                     180      16.354471           2,944         28.07%
                                      1.60%                     160      16.344103           2,615         28.00%
                                      1.65%                   7,523      16.333747         122,879         27.94%
                                      1.70%                     586      11.868131           6,955         18.68%  05/03/99
                                      1.75%                     194      11.864126           2,302         18.64%  05/03/99
                                      1.80%                   2,591      11.860138          30,730         18.60%  05/03/99
         1998.................        0.95%               1,626,908      13.034607      21,206,106         28.15%
                                      1.00%               1,108,379      13.026995      14,438,848         28.09%
                                      1.05%                 224,740      13.019372       2,925,974         28.02%
                                      1.10%                  10,741      12.784895         137,323         27.85%  10/01/98
                                      1.15%                   2,689      12.783289          34,374         27.83%  10/01/98
                                      1.20%                   3,023      12.758878          38,570         27.59%  09/01/98
                                      1.25%                   1,342      12.756741          17,120         27.57%  09/01/98
                                      1.30%                     571      12.754610           7,283         27.55%  09/01/98

                                     CONTRACT                             UNIT         CONTRACT          TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE    OWNERS' EQUITY     RETURN**
                                   -----------            ---------    ----------    --------------     --------
         1997.................        0.95%                  41,603      10.171132         423,150          1.71%  11/03/97
                                      1.00%                  35,213      10.170317         358,127          1.70%  11/03/97
                                      1.05%                   7,419      10.169503          75,448          1.70%  11/03/97

 Dreyfus Stock Index Fund
         2001.................        0.95%              36,289,960      12.265220     445,104,343        -13.02%
                                      1.00%              20,999,923      12.239498     257,028,516        -13.06%
                                      1.05%               3,545,422      12.213795      43,303,057        -13.11%
                                      1.10%               3,154,274      11.585200      36,542,895        -13.15%
                                      1.15%               1,197,215      11.566182      13,847,207        -13.20%
                                      1.20%              10,204,987      11.460136     116,950,539        -13.24%
                                      1.25%                 902,896      11.440825      10,329,875        -13.29%
                                      1.30%               2,584,063      11.421554      29,514,015        -13.33%
                                      1.35%               1,095,737      11.490304      12,590,351        -13.37%
                                      1.40%                 854,069      11.471393       9,797,361        -13.42%
                                      1.45%                 166,836      11.452508       1,910,691        -13.46%
                                      1.50%                 417,800      11.433642       4,776,976        -13.51%
                                      1.55%                 106,436      11.414791       1,214,945        -13.55%
                                      1.60%                 100,758      11.395964       1,148,235        -13.59%
                                      1.65%                 204,833      11.377149       2,330,416        -13.64%
                                      1.70%                  75,054       8.309551         623,665        -13.68%
                                      1.75%                  31,492       8.298290         261,330        -13.73%
                                      1.80%                  94,964       8.287031         786,970        -13.77%
                                      1.85%                  17,458       8.275796         144,479        -13.82%
                                      1.90%                   6,767       8.264570          55,926        -13.86%
                                      1.95%                     776       8.253345           6,405        -13.90%
                                      2.05%                  16,881       8.230945         138,947        -13.99%
                                      2.10%                   4,259       8.219747          35,008        -14.04%
                                      2.20%                  11,021       8.197399          90,344        -14.13%
                                      2.25%                   1,860       7.767594          14,448        -14.17%
                                      0.95%  EV***        7,379,576      11.469265      84,638,313        -13.49%
                                      1.00%  EV***        4,746,278      11.450389      54,346,729        -13.54%
                                      1.05%  EV***          466,186      11.431531       5,329,220        -13.58%
                                      1.10%  EV***        1,975,300      11.412703      22,543,512        -13.63%
                                      1.15%  EV***          677,088      11.393889       7,714,666        -13.67%
                                      1.20%  EV***          341,927      11.375103       3,889,455        -13.71%
                                      1.25%  EV***          690,635       9.028626       6,235,485        -13.76%
                                      1.30%  EV***          149,020       9.015037       1,343,421        -13.80%
                                      1.35%  EV***           99,887       9.001494         899,132        -13.85%
                                      1.40%  EV***          215,900       8.987931       1,940,494        -13.89%
                                      1.45%  EV***          120,139       8.974402       1,078,176        -13.94%
                                      1.50%  EV***          178,775       8.960880       1,601,981        -13.98%
                                      1.55%  EV***          168,924       8.947359       1,511,424        -14.02%
                                      1.60%  EV***           83,117       8.933880         742,557        -14.07%
                                      1.65%  EV***           20,054       8.920389         178,889        -14.11%
                                      1.70%  EV***           66,253       8.906911         590,110        -14.16%
                                      1.75%  EV***           11,487       8.893465         102,159        -14.20%
                                      1.80%  EV***            2,699       8.880036          23,967        -14.25%
                                      1.85%  EV***            8,363       8.866608          74,151        -14.29%
                                      1.90%  EV***              663       8.853192           5,870        -14.33%
                                      1.95%  EV***            2,417       8.839789          21,366        -14.38%
                                      2.00%  EV***            3,290       8.826401          29,039        -14.42%
                                      2.10%  EV***            1,120       8.799650           9,856        -14.51%
         2000.................        0.95%              36,570,268      14.101205     515,684,846        -10.14%
                                      1.00%              23,031,006      14.078788     324,248,651        -10.18%
                                      1.05%               3,936,553      14.056384      55,333,701        -10.23%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                     CONTRACT                             UNIT         CONTRACT          TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE    OWNERS' EQUITY     RETURN**
                                   -----------            ---------    ----------    --------------     --------
                                      1.10%               1,747,579      13.339745      23,312,258        -10.27%
                                      1.15%                 591,749      13.324628       7,884,835        -10.32%
                                      1.20%               8,683,693      13.209188     114,704,533        -10.36%
                                      1.25%                 756,443      13.193664       9,980,255        -10.41%
                                      1.30%               2,902,116      13.178151      38,244,523        -10.45%
                                      1.35%                 585,977      13.264252       7,772,547        -10.50%
                                      1.40%                 274,625      13.249172       3,638,554        -10.54%
                                      1.45%                 161,061      13.234124       2,131,501        -10.59%
                                      1.50%                 329,534      13.219073       4,356,134        -10.63%
                                      1.55%                  29,457      13.204037         388,951        -10.68%
                                      1.60%                  13,659      13.188992         180,148        -10.72%
                                      1.65%                  92,278      13.173971       1,215,668        -10.77%
                                      1.70%                  46,901       9.626823         451,508        -10.81%
                                      1.75%                  14,530       9.618706         139,760        -10.86%
                                      1.80%                  12,622       9.610581         121,305        -10.91%
                                      1.85%                      41       9.602483             394        -10.95%
                                      0.95%  EV***        4,619,541      13.258257      61,247,062         -8.73%  01/21/00
                                      1.00%  EV***        3,831,015      13.243205      50,734,917         -8.78%  01/21/00
                                      1.05%  EV***          342,924      13.228164       4,536,255         -8.82%  01/21/00
                                      1.10%  EV***          604,423      13.213132       7,986,321         -8.86%  01/21/00
                                      1.15%  EV***          305,013      13.198108       4,025,595         -8.91%  01/21/00
                                      1.20%  EV***          193,695      13.183101       2,553,501         -8.95%  01/21/00
                                      1.25%  EV***          506,525      10.469032       5,302,826         -8.99%  01/21/00
                                      1.30%  EV***           20,265      10.458642         211,944         -9.04%  01/21/00
                                      1.35%  EV***           10,271      10.448286         107,314         -9.08%  01/21/00
                                      1.40%  EV***           94,257      10.437897         983,845         -9.12%  01/21/00
                                      1.45%  EV***           40,751      10.427541         424,933         -9.17%  01/21/00
                                      1.50%  EV***           89,972      10.417184         937,255         -9.21%  01/21/00
                                      1.55%  EV***           44,847      10.406826         466,715         -9.25%  01/21/00
                                      1.60%  EV***           17,859      10.396491         185,671         -9.30%  01/21/00
                                      1.65%  EV***            8,833      10.386136          91,741         -9.34%  01/21/00
                                      1.70%  EV***            9,380      10.375788          97,325         -9.38%  01/21/00
                                      1.75%  EV***            8,593      10.365465          89,070         -9.43%  01/21/00
                                      1.80%  EV***               84      10.355142             870         -9.47%  01/21/00
                                      1.85%  EV***              291      10.344815           3,010         -9.51%  01/21/00
                                      1.90%  EV***              508      10.334497           5,250         -9.56%  01/21/00
                                      1.95%  EV***              196      10.324178           2,024         -9.60%  01/21/00
                                      2.00%  EV***              216      10.313873           2,228         -9.64%  01/21/00
         1999.................        0.95%              29,764,175      15.692141     467,063,631         19.46%
                                      1.00%              19,106,503      15.675065     299,495,676         19.40%
                                      1.05%               3,247,273      15.657978      50,845,729         19.34%
                                      1.10%                 889,614      14.867150      13,226,025         19.28%
                                      1.15%                 221,734      14.857773       3,294,473         19.22%
                                      1.20%               3,947,975      14.736468      58,179,207         19.16%
                                      1.25%                 283,781      14.726559       4,179,118         19.10%
                                      1.30%               1,726,229      14.716647      25,404,303         19.04%
                                      1.35%                 195,843      14.820270       2,902,446         18.98%
                                      1.40%                  72,553      14.810885       1,074,574         18.92%
                                      1.45%                  58,810      14.801530         870,478         18.86%
                                      1.50%                 185,119      14.792159       2,738,310         18.80%
                                      1.55%                   3,580      14.782794          52,922         18.74%
                                      1.60%                   1,231      14.773416          18,186         18.68%
                                      1.65%                  10,076      14.764046         148,763         18.62%




                                     CONTRACT                             UNIT         CONTRACT          TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE    OWNERS' EQUITY     RETURN**
                                   -----------            ---------    ----------    --------------     --------
                                      1.70%                   3,494      10.794215          37,715          7.94%  05/03/99
                                      1.75%                   2,192      10.790571          23,653          7.91%  05/03/99
                                      1.80%                   4,831      10.786928          52,112          7.87%  05/03/99
         1998.................        0.95%              13,460,461      13.135997     176,816,575         26.99%
                                      1.00%               8,490,513      13.128325     111,466,214         26.93%
                                      1.05%               1,697,284      13.120640      22,269,452         26.87%
                                      1.10%                  31,323      12.464249         390,418         24.64%  10/01/98
                                      1.15%                   7,360      12.462691          91,725         24.63%  10/01/98
                                      1.20%                  29,704      12.367188         367,355         23.67%  09/01/98
                                      1.25%                   2,927      12.365124          36,193         23.65%  09/01/98
                                      1.30%                   1,040      12.363055          12,858         23.63%  09/01/98
                                      1.35%                     311      12.456413           3,874         24.56%  10/01/98
         1997.................        0.95%                 387,437      10.343734       4,007,545          3.44%  11/03/97
                                      1.00%                 182,012      10.342909       1,882,534          3.43%  11/03/97
                                      1.05%                  22,293      10.342079         230,556          3.42%  11/03/97

 Dreyfus VIF -- Appreciation
  Portfolio
         2001.................        0.95%               5,362,401      12.901502      69,183,027        -10.18%
                                      1.00%               2,853,648      12.874440      36,739,120        -10.22%
                                      1.05%                 744,004      12.847445       9,558,550        -10.27%
                                      1.10%                 486,996      12.036131       5,861,548        -10.31%
                                      1.15%                 178,840      12.016387       2,149,011        -10.36%
                                      1.20%               1,592,127      11.823034      18,823,772        -10.40%
                                      1.25%                 148,964      11.803122       1,758,240        -10.45%
                                      1.30%                 373,434      11.783214       4,400,253        -10.50%
                                      1.35%                 153,760      11.937596       1,835,525        -10.54%
                                      1.40%                 163,851      11.917939       1,952,766        -10.59%
                                      1.45%                  13,925      11.898327         165,684        -10.63%
                                      1.50%                  97,869      11.878721       1,162,559        -10.68%
                                      1.55%                  22,573      11.859151         267,697        -10.72%
                                      1.60%                  15,693      11.839596         185,799        -10.77%
                                      1.65%                  51,039      11.820057         603,284        -10.81%
                                      1.70%                  11,996       8.866534         106,363        -10.86%
                                      1.75%                   8,497       8.854519          75,237        -10.91%
                                      1.80%                  17,548       8.842525         155,169        -10.95%
                                      1.85%                  72,102       8.830538         636,699        -11.00%
                                      1.90%                   3,122       8.818570          27,532        -11.04%
                                      1.95%                     162       8.806588           1,427        -11.09%
                                      2.05%                  11,285       8.782702          99,113        -11.18%
                                      2.10%                   5,813       8.770750          50,984        -11.23%
                                      2.15%                      11       8.758825              96        -11.27%
                                      2.20%                   3,171       8.746914          27,736        -11.32%
                                      2.25%                   3,991       8.646332          34,508        -11.36%
                                      0.95%  EV***          859,798      11.918964      10,247,901        -10.62%
                                      1.00%  EV***          426,302      11.899352       5,072,718        -10.67%
                                      1.05%  EV***           50,494      11.879757         599,856        -10.72%
                                      1.10%  EV***          283,779      11.860210       3,365,679        -10.76%
                                      1.15%  EV***           77,615      11.840651         919,012        -10.81%
                                      1.20%  EV***           53,128      11.821135         628,033        -10.85%
                                      1.25%  EV***           53,304       9.522566         507,591        -10.90%
                                      1.30%  EV***           11,967       9.508268         113,785        -10.94%
                                      1.35%  EV***           15,016       9.493960         142,561        -10.99%
                                      1.40%  EV***           25,857       9.479662         245,116        -11.04%
                                      1.45%  EV***           10,533       9.465425          99,699        -11.08%
                                      1.50%  EV***           20,547       9.451147         194,193        -11.13%
                                      1.55%  EV***           8,028        9.436902          75,759        -11.17%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



                                     CONTRACT                             UNIT         CONTRACT          TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE    OWNERS' EQUITY     RETURN**
                                   -----------            ---------    ----------    --------------     --------
                                      1.60%  EV***           12,310       9.422682         115,993        -11.22%
                                      1.65%  EV***            5,513       9.408459          51,869        -11.26%
                                      1.70%  EV***            8,157       9.394270          76,629        -11.31%
                                      1.75%  EV***            6,659       9.380080          62,462        -11.36%
                                      1.80%  EV***              109       9.365902           1,021        -11.40%
                                      1.85%  EV***              743       9.351755           6,948        -11.45%
                                      1.90%  EV***              154       9.337616           1,438        -11.49%
                                      1.95%  EV***               75       9.323471             699        -11.54%
         2000.................        0.95%               5,496,898      14.363060      78,952,276         -1.59%
                                      1.00%               3,112,371      14.340226      44,632,104         -1.64%
                                      1.05%                 824,612      14.317438      11,806,331         -1.69%
                                      1.10%                 275,207      13.420126       3,693,313         -1.74%
                                      1.15%                  83,827      13.404933       1,123,695         -1.79%
                                      1.20%               1,334,422      13.195948      17,608,963         -1.84%
                                      1.25%                 124,104      13.180436       1,635,745         -1.89%
                                      1.30%                 342,791      13.164923       4,512,817         -1.94%
                                      1.35%                  24,994      13.344202         333,525         -1.99%
                                      1.40%                  41,854      13.329025         557,873         -2.03%
                                      1.45%                  12,502      13.313894         166,450         -2.08%
                                      1.50%                  52,941      13.298747         704,049         -2.13%
                                      1.55%                   4,185      13.283611          55,592         -2.18%
                                      1.65%                   5,853      13.253384          77,572         -2.28%
                                      1.70%                   2,517       9.946799          25,036         -2.33%
                                      1.75%                   1,913       9.938414          19,012         -2.38%
                                      1.80%                   6,835       9.930036          67,872         -2.43%
                                      1.90%                      28       9.913289             278         -2.53%
                                      0.95%  EV***          463,848      13.335902       6,185,831         -1.63%  01/21/00
                                      1.00%  EV***          249,020      13.320761       3,317,136         -1.68%  01/21/00
                                      1.05%  EV***           34,390      13.305621         457,580         -1.73%  01/21/00
                                      1.10%  EV***           75,371      13.290516       1,001,719         -1.77%  01/21/00
                                      1.15%  EV***           16,219      13.275397         215,314         -1.82%  01/21/00
                                      1.20%  EV***           33,946      13.260303         450,134         -1.87%  01/21/00
                                      1.25%  EV***           20,313      10.687361         217,092         -1.91%  01/21/00
                                      1.30%  EV***            3,093      10.676781          33,023         -1.96%  01/21/00
                                      1.35%  EV***            3,597      10.666195          38,366         -2.01%  01/21/00
                                      1.40%  EV***            4,404      10.655601          46,927         -2.05%  01/21/00
                                      1.45%  EV***            3,496      10.645035          37,215         -2.10%  01/21/00
                                      1.50%  EV***            7,007      10.634443          74,516         -2.15%  01/21/00
                                      1.55%  EV***            6,831      10.623866          72,572         -2.19%  01/21/00
                                      1.60%  EV***            5,159      10.613306          54,754         -2.24%  01/21/00
                                      1.65%  EV***            4,188      10.602746          44,404         -2.29%  01/21/00
                                      1.70%  EV***            4,232      10.592201          44,826         -2.33%  01/21/00
                                      1.75%  EV***              240      10.581647           2,540         -2.38%  01/21/00
                                      1.80%  EV***              147      10.571091           1,554         -2.43%  01/21/00
                                      1.85%  EV***              196      10.560568           2,070         -2.47%  01/21/00
                                      1.90%  EV***              188      10.550036           1,983         -2.52%  01/21/00
                                      1.95%  EV***              197      10.539499           2,076         -2.57%  01/21/00
         1999.................        0.95%               5,754,253      14.595134      83,984,094         10.40%
                                      1.00%               3,439,699      14.579248      50,148,225         10.34%
                                      1.05%                 835,636      14.563385      12,169,689         10.29%
                                      1.10%                 214,075      13.657521       2,923,734         10.23%
                                      1.15%                  72,191      13.648909         985,328         10.17%
                                      1.20%                 778,216      13.442893      10,461,474         10.12%
                                      1.25%                  50,457      13.433832         677,831         10.06%



                                     CONTRACT                             UNIT         CONTRACT          TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE    OWNERS' EQUITY     RETURN**
                                   -----------            ---------    ----------    --------------     --------
                                      1.30%                 238,748      13.424790       3,205,142         10.01%
                                      1.35%                  10,541      13.614453         143,510          9.95%
                                      1.40%                  22,748      13.605834         309,506          9.90%
                                      1.45%                   6,255      13.597232          85,051          9.84%
                                      1.50%                  18,500      13.588614         251,389          9.78%
                                      1.55%                     337      13.580004           4,576          9.73%
                                      1.65%                     309      13.562791           4,191          9.62%
                                      1.70%                     622      10.184154           6,335          1.84%  05/03/99
                                      1.75%                     192      10.180717           1,955          1.81%  05/03/99
         1998.................        0.95%               2,629,289      13.220513      34,760,549         28.98%
                                      1.00%               1,310,726      13.212796      17,318,355         28.92%
                                      1.05%                 377,807      13.205079       4,988,971         28.85%
                                      1.10%                  19,799      12.389971         245,309         23.90%  10/01/98
                                      1.15%                   4,127      12.388419          51,127         23.88%  10/01/98
                                      1.20%                   3,300      12.207586          40,285         22.08%  09/01/98
                                      1.30%                     343      12.203505           4,186         22.04%  09/01/98
                                      1.35%                     259      12.382184           3,207         23.82%  10/01/98
         1997.................        0.95%                  59,606      10.249990         610,961          2.50%  11/03/97
                                      1.00%                  26,843      10.249171         275,118          2.49%  11/03/97
                                      1.05%                   4,483      10.248351          45,943          2.48%  11/03/97

Federated IS -- Federated Quality
 Bond Fund II
         2001.................        0.95%               5,061,312      11.478449      58,096,012          6.98%
                                      1.00%               2,023,283      11.463034      23,192,962          6.93%
                                      1.05%                 428,480      11.447615       4,905,074          6.87%
                                      1.10%                 904,263      11.432220      10,337,734          6.82%
                                      1.15%                 462,825      11.416849       5,284,003          6.77%
                                      1.20%               3,036,274      11.401464      34,617,969          6.71%
                                      1.25%                 258,932      11.386105       2,948,227          6.66%
                                      1.30%                 731,008      11.370764       8,312,119          6.60%
                                      1.35%                 549,443      11.355438       6,239,166          6.55%
                                      1.40%                 409,720      11.340121       4,646,274          6.49%
                                      1.45%                  29,942      11.324824         339,088          6.44%
                                      1.50%                 129,734      11.309545       1,467,233          6.39%
                                      1.55%                  55,590      11.294237         627,847          6.33%
                                      1.60%                  40,553      11.278978         457,396          6.28%
                                      1.65%                  68,087      11.263725         766,913          6.22%
                                      1.70%                  13,948      11.248475         156,894          6.17%
                                      1.75%                   8,055      11.233244          90,484          6.11%
                                      1.80%                  28,506      11.218050         319,782          6.06%
                                      1.85%                  32,685      11.202838         366,165          6.01%
                                      1.90%                     998      11.187661          11,165          5.95%
                                      2.00%                   1,571      11.157316          17,528          5.84%
                                      2.05%                   2,036      11.142163          22,685          5.79%
                                      2.15%                       9      11.111890             100          5.68%
                                      2.20%                   3,198      11.096780          35,488          5.63%
                                      2.25%                   2,829      11.484670          32,490          5.57%
                                      0.95%  EV***        2,448,266      11.262503      27,573,603          6.55%
                                      1.00%  EV***        1,223,421      11.247159      13,760,011          6.49%
                                      1.05%  EV***          208,645      11.231813       2,343,462          6.44%
                                      1.10%  EV***        1,066,896      11.216478      11,966,816          6.38%
                                      1.15%  EV***          382,681      11.201145       4,286,465          6.33%
                                      1.20%  EV***          147,173      11.185850       1,646,255          6.28%
                                      1.25%  EV***          143,896      11.170567       1,607,400          6.22%
                                      1.30%  EV***           88,973      11.155285         992,519          6.17%
                                      1.35%  EV***           37,702      11.140009         420,001          6.11%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*             UNITS                 FAIR VALUE
                                                                      -------------           ---------               ----------
                                                                         1.40%  EV***          101,275                 11.124780
                                                                         1.45%  EV***           16,486                 11.109544
                                                                         1.50%  EV***           17,017                 11.094314
                                                                         1.55%  EV***           78,678                 11.079077
                                                                         1.60%  EV***           42,595                 11.063880
                                                                         1.65%  EV***           11,539                 11.048714
                                                                         1.70%  EV***           23,012                 11.033534
                                                                         1.75%  EV***            4,233                 11.018370
                                                                         1.80%  EV***            1,879                 11.003239
                                                                         1.85%  EV***            4,364                 10.988101
                                                                         1.95%  EV***            4,844                 10.957886
                                                                         2.00%  EV***              147                 10.942780
              2000 ..............................................        0.95%               1,638,098                 10.729245
                                                                         1.00%                 789,960                 10.720271
                                                                         1.05%                 219,014                 10.711288
                                                                         1.10%                  64,540                 10.702323
                                                                         1.15%                  25,498                 10.693364
                                                                         1.20%               1,148,950                 10.684388
                                                                         1.25%                  69,524                 10.675429
                                                                         1.30%                 467,538                 10.666472
                                                                         1.35%                  41,480                 10.657518
                                                                         1.40%                  64,102                 10.648571
                                                                         1.45%                   8,231                 10.639621
                                                                         1.50%                  14,453                 10.630687
                                                                         1.55%                   4,717                 10.621724
                                                                         1.60%                     249                 10.612780
                                                                         1.65%                   3,615                 10.603847
                                                                         1.70%                     517                 10.594913
                                                                         1.75%                     609                 10.585977
                                                                         1.80%                   2,293                 10.577071
                                                                         1.90%                     221                 10.559225
                                                                         0.95%  EV***          699,097                 10.570472
                                                                         1.00%  EV***          507,768                 10.561450
                                                                         1.05%  EV***           56,131                 10.552420
                                                                         1.10%  EV***          127,164                 10.543392
                                                                         1.15%  EV***           54,241                 10.534356
                                                                         1.20%  EV***           27,245                 10.525342
                                                                         1.25%  EV***            6,445                 10.516326
                                                                         1.30%  EV***            1,419                 10.507323
                                                                         1.35%  EV***              564                 10.498298
                                                                         1.40%  EV***            8,311                 10.489298
                                                                         1.45%  EV***            2,904                 10.480307
                                                                         1.50%  EV***            1,319                 10.471308
                                                                         1.55%  EV***            4,658                 10.462281
                                                                         1.60%  EV***            1,021                 10.453285
                                                                         1.65%  EV***            4,473                 10.444309
                                                                         1.70%  EV***            2,272                 10.435325
                                                                         1.80%  EV***               93                 10.417362
              1999 ..............................................        0.95%                 348,640                  9.806807
                                                                         1.00%                 222,439                  9.803523
                                                                         1.05%                  26,134                  9.800240
                                                                         1.10%                   6,059                  9.796953
                                                                         1.15%                   3,521                  9.793677
                                                                         1.20%                 109,453                  9.790385

                                                                          CONTRACT            TOTAL
                                                                      OWNERS' EQUITY         RETURN**
                                                                      --------------         --------
                                                                           1,126,662           6.06%
                                                                             183,152           6.00%
                                                                             188,792           5.95%
                                                                             871,680           5.90%
                                                                             471,266           5.84%
                                                                             127,491           5.79%
                                                                             253,904           5.73%
                                                                              46,641           5.68%
                                                                              20,675           5.62%
                                                                              47,952           5.57%
                                                                              53,080           5.46%
                                                                               1,609           5.41%
              2000 ..............................................         17,575,555           9.41%
                                                                           8,468,585           9.35%
                                                                           2,345,922           9.30%
                                                                             690,728           9.24%
                                                                             272,659           9.19%
                                                                          12,275,828           9.13%
                                                                             742,199           9.08%
                                                                           4,986,981           9.02%
                                                                             442,074           8.97%
                                                                             682,595           8.91%
                                                                              87,575           8.86%
                                                                             153,645           8.80%
                                                                              50,103           8.75%
                                                                               2,643           8.69%
                                                                              38,333           8.64%
                                                                               5,478           8.58%
                                                                               6,447           8.53%
                                                                              24,253           8.47%
                                                                               2,334           8.36%
                                                                           7,389,785           9.68%  01/21/00
                                                                           5,362,766           9.63%  01/21/00
                                                                             592,318           9.58%  01/21/00
                                                                           1,340,740           9.53%  01/21/00
                                                                             571,394           9.48%  01/21/00
                                                                             286,763           9.42%  01/21/00
                                                                              67,778           9.37%  01/21/00
                                                                              14,910           9.32%  01/21/00
                                                                               5,921           9.27%  01/21/00
                                                                              87,177           9.22%  01/21/00
                                                                              30,435           9.16%  01/21/00
                                                                              13,812           9.11%  01/21/00
                                                                              48,733           9.06%  01/21/00
                                                                              10,673           9.01%  01/21/00
                                                                              46,717           8.96%  01/21/00
                                                                              23,709           8.90%  01/21/00
                                                                                 969           8.80%  01/21/00
              1999 ..............................................          3,419,045          -1.93%  05/03/99
                                                                           2,180,686          -1.96%  05/03/99
                                                                             256,119          -2.00%  05/03/99
                                                                              59,360          -2.03%  05/03/99
                                                                              34,484          -2.06%  05/03/99
                                                                           1,071,587          -2.10%  05/03/99

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*             UNITS                 FAIR VALUE
                                                                      -------------           ---------               ----------
                                                                         1.25%                     848                  9.787093
                                                                         1.30%                  34,763                  9.783812
                                                                         1.35%                   5,527                  9.780523
                                                                         1.40%                     182                  9.777237
                                                                         1.45%                      52                  9.773948
                                                                         1.50%                   1,545                  9.770666
                                                                         1.65%                     594                  9.760781

      Fidelity(R) VIP - Equity-Income Portfolio: Service Class
              2001 ..............................................        0.95%              18,438,020                 12.123397
                                                                         1.00%              10,651,326                 12.097973
                                                                         1.05%               2,328,510                 12.072578
                                                                         1.10%               1,709,669                 12.478012
                                                                         1.15%                 736,769                 12.457519
                                                                         1.20%               5,604,224                 12.483021
                                                                         1.25%                 550,840                 12.462000
                                                                         1.30%               1,129,033                 12.440995
                                                                         1.35%                 730,161                 12.375831
                                                                         1.40%                 451,608                 12.355466
                                                                         1.45%                  84,427                 12.335099
                                                                         1.50%                 301,428                 12.314799
                                                                         1.55%                  59,837                 12.294512
                                                                         1.60%                 110,686                 12.274215
                                                                         1.65%                 182,072                 12.253980
                                                                         1.70%                  42,044                  9.247408
                                                                         1.75%                  16,518                  9.234883
                                                                         1.80%                  66,973                  9.222382
                                                                         1.85%                  16,929                  9.209865
                                                                         1.90%                   4,955                  9.197371
                                                                         1.95%                     504                  9.184896
                                                                         2.00%                     197                  9.172426
                                                                         2.05%                  15,948                  9.159972
                                                                         2.15%                      11                  9.135077
                                                                         2.20%                   8,921                  9.122665
                                                                         2.25%                   3,435                 10.188250
                                                                         0.95%  EV***        5,244,708                 12.360967
                                                                         1.00%  EV***        2,694,836                 12.340624
                                                                         1.05%  EV***          310,402                 12.320306
                                                                         1.10%  EV***        1,419,078                 12.300018
                                                                         1.15%  EV***          505,460                 12.279771
                                                                         1.20%  EV***          218,939                 12.259499
                                                                         1.25%  EV***          233,981                 10.394912
                                                                         1.30%  EV***           76,343                 10.379291
                                                                         1.35%  EV***          165,467                 10.363670
                                                                         1.40%  EV***          182,387                 10.348103
                                                                         1.45%  EV***           16,805                 10.332514
                                                                         1.50%  EV***           73,659                 10.316948
                                                                         1.55%  EV***           78,223                 10.301414
                                                                         1.60%  EV***           57,091                 10.285878
                                                                         1.65%  EV***           14,976                 10.270366
                                                                         1.70%  EV***           18,478                 10.254867
                                                                         1.75%  EV***            1,914                 10.239394
                                                                         1.80%  EV***            7,952                 10.223922
                                                                         1.85%  EV***            6,625                 10.208473
                                                                         1.90%  EV***               94                 10.193032
                                                                         1.95%  EV***           12,564                 10.177624

                                                                          CONTRACT            TOTAL
                                                                      OWNERS' EQUITY         RETURN**
                                                                      --------------         --------
                                                                               8,299          -2.13%  05/03/99
                                                                             340,115          -2.16%  05/03/99
                                                                              54,057          -2.19%  05/03/99
                                                                               1,779          -2.23%  05/03/99
                                                                                 508          -2.26%  05/03/99
                                                                              15,096          -2.29%  05/03/99
                                                                               5,798          -2.39%  05/03/99

      Fidelity(R) VIP - Equity-Income Portfolio: Service Class
              2001 ..............................................        223,531,436          -6.00%
                                                                         128,859,454          -6.04%
                                                                          28,111,119          -6.09%
                                                                          21,333,270          -6.14%
                                                                           9,178,314          -6.19%
                                                                          69,957,646          -6.23%
                                                                           6,864,568          -6.28%
                                                                          14,046,294          -6.33%
                                                                           9,036,349          -6.38%
                                                                           5,579,827          -6.43%
                                                                           1,041,415          -6.47%
                                                                           3,712,025          -6.52%
                                                                             735,667          -6.57%
                                                                           1,358,584          -6.62%
                                                                           2,231,107          -6.66%
                                                                             388,798          -6.71%
                                                                             152,542          -6.76%
                                                                             617,651          -6.81%
                                                                             155,914          -6.86%
                                                                              45,573          -6.90%
                                                                               4,629          -6.95%
                                                                               1,807          -7.00%
                                                                             146,083          -7.05%
                                                                                 100          -7.14%
                                                                              81,383          -7.19%
                                                                              34,997          -7.24%
                                                                          64,829,663          -6.41%
                                                                          33,255,958          -6.46%
                                                                           3,824,248          -6.50%
                                                                          17,454,685          -6.55%
                                                                           6,206,933          -6.60%
                                                                           2,684,082          -6.65%
                                                                           2,432,212          -6.70%
                                                                             792,386          -6.74%
                                                                           1,714,845          -6.79%
                                                                           1,887,359          -6.84%
                                                                             173,638          -6.89%
                                                                             759,936          -6.93%
                                                                             805,808          -6.98%
                                                                             587,231          -7.03%
                                                                             153,809          -7.08%
                                                                             189,489          -7.13%
                                                                              19,598          -7.17%
                                                                              81,301          -7.22%
                                                                              67,631          -7.27%
                                                                                 958          -7.32%
                                                                             127,872          -7.36%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*             UNITS                 FAIR VALUE
                                                                      -------------           ---------               ----------
                                                                         2.00%  EV***            2,679                 10.162219
                                                                         2.10%  EV***            2,058                 10.131439
                                                                         2.20%  EV***               30                 10.100736
              2000 ..............................................        0.95%              15,756,237                 12.896641
                                                                         1.00%              10,464,868                 12.876144
                                                                         1.05%               2,445,131                 12.855639
                                                                         1.10%                 402,998                 13.294130
                                                                         1.15%                 112,656                 13.279061
                                                                         1.20%               3,510,807                 13.313013
                                                                         1.25%                 330,677                 13.297371
                                                                         1.30%                 978,014                 13.281731
                                                                         1.35%                 127,583                 13.218906
                                                                         1.40%                  47,963                 13.203880
                                                                         1.45%                  42,818                 13.188860
                                                                         1.50%                 121,232                 13.173869
                                                                         1.55%                  10,644                 13.158890
                                                                         1.60%                   5,168                 13.143893
                                                                         1.65%                  59,631                 13.128922
                                                                         1.70%                   7,314                  9.912757
                                                                         1.75%                   9,140                  9.904395
                                                                         1.80%                  11,051                  9.896058
                                                                         0.95%  EV***        2,744,291                 13.207427
                                                                         1.00%  EV***        1,800,958                 13.192435
                                                                         1.05%  EV***          181,494                 13.177431
                                                                         1.10%  EV***          212,264                 13.162452
                                                                         1.15%  EV***          136,707                 13.147512
                                                                         1.20%  EV***           45,639                 13.132529
                                                                         1.25%  EV***           25,569                 11.140856
                                                                         1.30%  EV***              664                 11.129809
                                                                         1.35%  EV***            3,377                 11.118748
                                                                         1.40%  EV***           51,011                 11.107740
                                                                         1.45%  EV***            4,714                 11.096691
                                                                         1.50%  EV***           29,365                 11.085675
                                                                         1.55%  EV***           11,143                 11.074652
                                                                         1.60%  EV***            3,397                 11.063636
                                                                         1.65%  EV***            3,955                 11.052622
                                                                         1.75%  EV***              192                 11.030626
                                                                         1.90%  EV***               94                 10.997656
              1999 ..............................................        0.95%              14,773,070                 12.021290
                                                                         1.00%              10,535,091                 12.008202
                                                                         1.05%               2,278,309                 11.995103
                                                                         1.10%                 228,241                 12.410474
                                                                         1.15%                  39,823                 12.402631
                                                                         1.20%               1,509,637                 12.440601
                                                                         1.25%                 167,045                 12.432231
                                                                         1.30%                 355,344                 12.423854
                                                                         1.35%                  69,899                 12.371310
                                                                         1.40%                  19,494                 12.363474
                                                                         1.45%                  27,316                 12.355641
                                                                         1.50%                  29,246                 12.347825
                                                                         1.55%                   5,921                 12.339995
                                                                         1.65%                  10,719                 12.324339
                                                                         1.70%                     764                  9.309967
                                                                         1.80%                   4,509                  9.303685

                                                                          CONTRACT            TOTAL
                                                                      OWNERS' EQUITY         RETURN**
                                                                      --------------         --------
                                                                              27,225          -7.41%
                                                                              20,851          -7.51%
                                                                                 303          -7.60%
              2000 ..............................................        203,202,532           7.28%
                                                                         134,747,147           7.23%
                                                                          31,433,721           7.17%
                                                                           5,357,508           7.12%
                                                                           1,495,966           7.07%
                                                                          46,739,419           7.01%
                                                                           4,397,135           6.96%
                                                                          12,989,719           6.91%
                                                                           1,686,508           6.85%
                                                                             633,298           6.80%
                                                                             564,721           6.74%
                                                                           1,597,094           6.69%
                                                                             140,063           6.64%
                                                                              67,928           6.58%
                                                                             782,891           6.53%
                                                                              72,502           6.47%
                                                                              90,526           6.42%
                                                                             109,361           6.37%
                                                                          36,245,023          10.72%  01/21/00
                                                                          23,759,021          10.67%  01/21/00
                                                                           2,391,625          10.62%  01/21/00
                                                                           2,793,915          10.56%  01/21/00
                                                                           1,797,357          10.51%  01/21/00
                                                                             599,355          10.46%  01/21/00
                                                                             284,861          10.41%  01/21/00
                                                                               7,390          10.35%  01/21/00
                                                                              37,548          10.30%  01/21/00
                                                                             566,617          10.25%  01/21/00
                                                                              52,310          10.20%  01/21/00
                                                                             325,531          10.14%  01/21/00
                                                                             123,405          10.09%  01/21/00
                                                                              37,583          10.04%  01/21/00
                                                                              43,713           9.99%  01/21/00
                                                                               2,118           9.88%  01/21/00
                                                                               1,034           9.72%  01/21/00
              1999 ..............................................        177,591,359           5.25%
                                                                         126,507,501           5.19%
                                                                          27,328,551           5.14%
                                                                           2,832,579           5.09%
                                                                             493,910           5.03%
                                                                          18,780,792           4.98%
                                                                           2,076,742           4.93%
                                                                           4,414,742           4.87%
                                                                             864,742           4.82%
                                                                             241,014           4.77%
                                                                             337,507           4.71%
                                                                             361,124           4.66%
                                                                              73,065           4.61%
                                                                             132,105           4.50%
                                                                               7,113          -6.90%  05/03/99
                                                                              41,950          -6.96%  05/03/99

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*             UNITS                 FAIR VALUE
                                                                      -------------           ---------               ----------
              1998 ..............................................        0.95%               9,083,505                 11.422130
                                                                         1.00%               6,721,539                 11.415454
                                                                         1.05%               1,389,353                 11.408770
                                                                         1.10%                   9,330                 11.809798
                                                                         1.15%                   1,904                 11.808307
                                                                         1.20%                   4,750                 11.850451
                                                                         1.25%                   2,288                 11.848469
                                                                         1.30%                   2,008                 11.846486
              1997 ..............................................        0.95%                 277,274                 10.338433
                                                                         1.00%                 181,900                 10.337608
                                                                         1.05%                  55,125                 10.336779

      Fidelity(R) VIP - Growth Portfolio: Service Class
              2001 ..............................................        0.95%              20,618,004                 13.517575
                                                                         1.00%              12,636,638                 13.489243
                                                                         1.05%               2,014,700                 13.460931
                                                                         1.10%               2,089,601                 12.549094
                                                                         1.15%                 761,533                 12.528481
                                                                         1.20%               9,361,971                 12.608518
                                                                         1.25%                 704,803                 12.587267
                                                                         1.30%               2,077,608                 12.566043
                                                                         1.35%                 778,099                 12.446254
                                                                         1.40%                 424,881                 12.425772
                                                                         1.45%                 107,033                 12.405324
                                                                         1.50%                 391,980                 12.384853
                                                                         1.55%                  85,773                 12.364452
                                                                         1.60%                  75,788                 12.344049
                                                                         1.65%                 245,747                 12.323670
                                                                         1.70%                  59,889                  8.711728
                                                                         1.75%                  31,194                  8.699922
                                                                         1.80%                  61,324                  8.688117
                                                                         1.85%                   7,494                  8.676331
                                                                         1.90%                   4,696                  8.664560
                                                                         1.95%                     732                  8.652786
                                                                         2.00%                     802                  8.641032
                                                                         2.05%                  19,981                  8.629292
                                                                         2.10%                   4,241                  8.617548
                                                                         2.20%                   2,569                  8.594096
                                                                         0.95%  EV***        7,315,589                 12.422268
                                                                         1.00%  EV***        4,757,770                 12.401812
                                                                         1.05%  EV***          512,852                 12.381392
                                                                         1.10%  EV***        1,509,227                 12.360975
                                                                         1.15%  EV***          484,256                 12.340596
                                                                         1.20%  EV***          362,773                 12.320240
                                                                         1.25%  EV***          823,790                  9.186545
                                                                         1.30%  EV***           82,665                  9.172737
                                                                         1.35%  EV***           90,579                  9.158931
                                                                         1.40%  EV***          184,584                  9.145134
                                                                         1.45%  EV***           86,384                  9.131346
                                                                         1.50%  EV***           68,002                  9.117584
                                                                         1.55%  EV***           97,543                  9.103824
                                                                         1.60%  EV***           44,997                  9.090089
                                                                         1.65%  EV***           30,824                  9.076376
                                                                         1.70%  EV***           29,029                  9.062653
                                                                         1.75%  EV***            9,115                  9.048959
                                                                         1.80%  EV***            5,747                  9.035286

                                                                          CONTRACT            TOTAL
                                                                      OWNERS' EQUITY         RETURN**
                                                                      --------------         --------
              1998 ..............................................        103,752,975          10.48%
                                                                          76,729,419          10.43%
                                                                          15,850,809          10.37%
                                                                             110,185          18.10%  10/01/98
                                                                              22,483          18.08%  10/01/98
                                                                              56,290          18.50%  09/01/98
                                                                              27,109          18.48%  09/01/98
                                                                              23,788          18.46%  09/01/98
              1997 ..............................................          2,866,579           3.38%  11/03/97
                                                                           1,880,411           3.38%  11/03/97
                                                                             569,815           3.37%  11/03/97

      Fidelity(R) VIP - Growth Portfolio: Service Class
              2001 ..............................................        278,705,415         -18.51%
                                                                         170,458,681         -18.55%
                                                                          27,119,738         -18.60%
                                                                          26,222,599         -18.64%
                                                                           9,540,852         -18.68%
                                                                         118,040,580         -18.72%
                                                                           8,871,544         -18.76%
                                                                          26,107,311         -18.80%
                                                                           9,684,418         -18.84%
                                                                           5,279,474         -18.89%
                                                                           1,327,779         -18.93%
                                                                           4,854,615         -18.97%
                                                                           1,060,536         -19.01%
                                                                             935,531         -19.05%
                                                                           3,028,505         -19.09%
                                                                             521,737         -19.13%
                                                                             271,385         -19.18%
                                                                             532,790         -19.22%
                                                                              65,020         -19.26%
                                                                              40,689         -19.30%
                                                                               6,334         -19.34%
                                                                               6,930         -19.38%
                                                                             172,422         -19.43%
                                                                              36,547         -19.47%
                                                                              22,078         -19.55%
                                                                          90,876,207         -19.01%
                                                                          59,004,969         -19.05%
                                                                           6,349,822         -19.09%
                                                                          18,655,517         -19.13%
                                                                           5,976,008         -19.17%
                                                                           4,469,450         -19.21%
                                                                           7,567,784         -19.26%
                                                                             758,264         -19.30%
                                                                             829,607         -19.34%
                                                                           1,688,045         -19.38%
                                                                             788,802         -19.42%
                                                                             620,014         -19.46%
                                                                             888,014         -19.50%
                                                                             409,027         -19.55%
                                                                             279,770         -19.59%
                                                                             263,080         -19.63%
                                                                              82,481         -19.67%
                                                                              51,926         -19.71%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*             UNITS                 FAIR VALUE
                                                                      -------------           ---------               ----------
                                                                         1.85%  EV***              424                  9.021617
                                                                         1.90%  EV***              385                  9.007955
                                                                         1.95%  EV***            1,297                  8.994299
                                                                         2.05%  EV***              137                  8.967079
                                                                         2.10%  EV***            2,005                  8.953481
              2000 ..............................................        0.95%              21,776,778                 16.588646
                                                                         1.00%              14,646,896                 16.562294
                                                                         1.05%               2,250,475                 16.535951
                                                                         1.10%               1,140,129                 15.423665
                                                                         1.15%                 366,478                 15.406192
                                                                         1.20%               8,080,547                 15.512519
                                                                         1.25%                 621,780                 15.494279
                                                                         1.30%               2,378,768                 15.476056
                                                                         1.35%                 284,354                 15.336364
                                                                         1.40%                 151,803                 15.318941
                                                                         1.45%                 110,853                 15.301552
                                                                         1.50%                 317,262                 15.284127
                                                                         1.55%                  38,013                 15.266755
                                                                         1.60%                  13,134                 15.249368
                                                                         1.65%                 152,649                 15.232000
                                                                         1.70%                  14,057                 10.773174
                                                                         1.75%                  44,653                 10.764092
                                                                         1.80%                  22,915                 10.755009
                                                                         1.85%                      35                 10.745932
                                                                         0.95%  EV***        5,691,730                 15.337470
                                                                         1.00%  EV***        4,326,812                 15.320062
                                                                         1.05%  EV***          395,142                 15.302668
                                                                         1.10%  EV***          625,647                 15.285279
                                                                         1.15%  EV***          262,234                 15.267904
                                                                         1.20%  EV***          213,138                 15.250538
                                                                         1.25%  EV***          689,694                 11.377352
                                                                         1.30%  EV***           17,625                 11.366086
                                                                         1.35%  EV***            9,588                 11.354805
                                                                         1.40%  EV***          101,032                 11.343541
                                                                         1.45%  EV***           59,620                 11.332264
                                                                         1.50%  EV***           37,255                 11.321010
                                                                         1.55%  EV***           39,860                 11.309755
                                                                         1.60%  EV***           13,856                 11.298506
                                                                         1.65%  EV***           19,531                 11.287280
                                                                         1.70%  EV***           11,478                 11.276035
                                                                         1.75%  EV***            4,590                 11.264800
                                                                         1.80%  EV***              224                 11.253585
                                                                         1.85%  EV***              258                 11.242370
                                                                         1.90%  EV***              515                 11.231151
                                                                         1.95%  EV***              169                 11.219930
              1999 ..............................................        0.95%              15,405,441                 18.830990
                                                                         1.00%              10,392,799                 18.810518
                                                                         1.05%               1,614,931                 18.790040
                                                                         1.10%                 479,155                 17.534950
                                                                         1.15%                 122,669                 17.523903
                                                                         1.20%               3,228,132                 17.653733
                                                                         1.25%                 199,362                 17.641868
                                                                         1.30%                 899,495                 17.630000
                                                                         1.35%                 112,375                 17.479679

                                                                          CONTRACT            TOTAL
                                                                      OWNERS' EQUITY         RETURN**
                                                                      --------------         --------
                                                                               3,825         -19.75%
                                                                               3,468         -19.79%
                                                                              11,666         -19.84%
                                                                               1,228         -19.92%
                                                                              17,952         -19.96%
              2000 ..............................................        361,247,261         -11.91%
                                                                         242,586,198         -11.95%
                                                                          37,213,744         -12.00%
                                                                          17,584,968         -12.04%
                                                                           5,646,030         -12.08%
                                                                         125,349,639         -12.13%
                                                                           9,634,033         -12.17%
                                                                          36,813,947         -12.22%
                                                                           4,360,956         -12.26%
                                                                           2,325,461         -12.31%
                                                                           1,696,223         -12.35%
                                                                           4,849,073         -12.39%
                                                                             580,335         -12.44%
                                                                             200,285         -12.48%
                                                                           2,325,150         -12.53%
                                                                             151,439         -12.57%
                                                                             480,649         -12.62%
                                                                             246,451         -12.66%
                                                                                 376         -12.70%
                                                                          87,296,738         -13.59%  01/21/00
                                                                          66,287,028         -13.63%  01/21/00
                                                                           6,046,727         -13.67%  01/21/00
                                                                           9,563,189         -13.71%  01/21/00
                                                                           4,003,764         -13.75%  01/21/00
                                                                           3,250,469         -13.79%  01/21/00
                                                                           7,846,891         -13.83%  01/21/00
                                                                             200,327         -13.87%  01/21/00
                                                                             108,870         -13.92%  01/21/00
                                                                           1,146,061         -13.96%  01/21/00
                                                                             675,630         -14.00%  01/21/00
                                                                             421,764         -14.04%  01/21/00
                                                                             450,807         -14.08%  01/21/00
                                                                             156,552         -14.12%  01/21/00
                                                                             220,452         -14.16%  01/21/00
                                                                             129,426         -14.20%  01/21/00
                                                                              51,705         -14.24%  01/21/00
                                                                               2,521         -14.29%  01/21/00
                                                                               2,901         -14.33%  01/21/00
                                                                               5,784         -14.37%  01/21/00
                                                                               1,896         -14.41%  01/21/00
              1999 ..............................................        290,099,705          35.98%
                                                                         195,493,933          35.91%
                                                                          30,344,618          35.85%
                                                                           8,401,959          35.78%
                                                                           2,149,640          35.71%
                                                                          56,988,580          35.64%
                                                                           3,517,118          35.57%
                                                                          15,858,097          35.50%
                                                                           1,964,279          35.43%

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*             UNITS                 FAIR VALUE
                                                                      -------------           ---------               ----------
                                                                         1.40%                  45,624                 17.468631
                                                                         1.45%                  22,573                 17.457597
                                                                         1.50%                  63,256                 17.446540
                                                                         1.55%                   2,721                 17.435504
                                                                         1.60%                   1,135                 17.424460
                                                                         1.65%                  54,396                 17.413426
                                                                         1.70%                   5,717                 12.322268
                                                                         1.75%                   7,433                 12.318116
                                                                         1.80%                   5,787                 12.313961
              1998 ..............................................        0.95%               4,188,288                 13.848033
                                                                         1.00%               3,083,667                 13.839948
                                                                         1.05%                 596,487                 13.831860
                                                                         1.10%                  17,906                 12.914475
                                                                         1.15%                   1,337                 12.912859
                                                                         1.20%                  10,429                 13.015101
                                                                         1.25%                   1,242                 13.012933
                                                                         1.30%                     123                 13.010755
              1997 ..............................................        0.95%                 116,824                 10.030842
                                                                         1.00%                  68,679                 10.030041
                                                                         1.05%                  14,431                 10.029235

      Fidelity(R) VIP - High Income Portfolio: Service Class
              2001 ..............................................        0.95%              10,029,318                  6.864641
                                                                         1.00%               4,631,145                  6.850243
                                                                         1.05%               1,518,553                  6.835860
                                                                         1.10%                 650,954                  7.506322
                                                                         1.15%                 204,793                  7.493979
                                                                         1.20%               2,679,676                  7.379494
                                                                         1.25%                 273,617                  7.367024
                                                                         1.30%                 503,022                  7.354603
                                                                         1.35%                 262,092                  7.444808
                                                                         1.40%                 168,187                  7.432559
                                                                         1.45%                  17,292                  7.420301
                                                                         1.50%                 113,528                  7.408079
                                                                         1.55%                  29,264                  7.395859
                                                                         1.60%                  19,592                  7.383653
                                                                         1.65%                  37,878                  7.371466
                                                                         1.70%                   3,828                  6.372448
                                                                         1.75%                   7,217                  6.363800
                                                                         1.80%                  11,626                  6.355190
                                                                         1.85%                   2,859                  6.346563
                                                                         1.90%                   1,321                  6.337956
                                                                         2.00%                       7                  6.320746
                                                                         2.05%                     322                  6.312150
                                                                         2.20%                   1,238                  6.286416
                                                                         0.95%  EV***        1,723,211                  7.423304
                                                                         1.00%  EV***        1,174,709                  7.411069
                                                                         1.05%  EV***          213,682                  7.398856
                                                                         1.10%  EV***          534,495                  7.386661
                                                                         1.15%  EV***          177,940                  7.374481
                                                                         1.20%  EV***          123,308                  7.362312
                                                                         1.25%  EV***          105,430                  6.905333
                                                                         1.30%  EV***           98,937                  6.894942
                                                                         1.35%  EV***           22,340                  6.884560
                                                                         1.40%  EV***           78,609                  6.874200
                                                                         1.45%  EV***            7,399                  6.863838

                                                                          CONTRACT            TOTAL
                                                                      OWNERS' EQUITY         RETURN**
                                                                      --------------         --------
                                                                             796,989          35.37%
                                                                             394,070          35.30%
                                                                           1,103,598          35.23%
                                                                              47,442          35.16%
                                                                              19,777          35.09%
                                                                             947,221          35.02%
                                                                              70,446          23.22%  05/03/99
                                                                              91,561          23.18%  05/03/99
                                                                              71,261          23.14%  05/03/99
              1998 ..............................................         57,999,550          38.05%
                                                                          42,677,791          37.98%
                                                                           8,250,525          37.92%
                                                                             231,247          29.14%  10/01/98
                                                                              17,264          29.13%  10/01/98
                                                                             135,734          30.15%  09/01/98
                                                                              16,162          30.13%  09/01/98
                                                                               1,600          30.11%  09/01/98
              1997 ..............................................          1,171,843           0.31%  11/03/97
                                                                             688,853           0.30%  11/03/97
                                                                             144,732           0.29%  11/03/97

      Fidelity(R) VIP - High Income Portfolio: Service Class
              2001 ..............................................         68,847,668         -12.74%
                                                                          31,724,469         -12.78%
                                                                          10,380,616         -12.83%
                                                                           4,886,270         -12.87%
                                                                           1,534,714         -12.92%
                                                                          19,774,653         -12.96%
                                                                           2,015,743         -13.00%
                                                                           3,699,527         -13.05%
                                                                           1,951,225         -13.09%
                                                                           1,250,060         -13.14%
                                                                             128,312         -13.18%
                                                                             841,024         -13.23%
                                                                             216,432         -13.27%
                                                                             144,661         -13.31%
                                                                             279,216         -13.36%
                                                                              24,394         -13.40%
                                                                              45,928         -13.45%
                                                                              73,885         -13.49%
                                                                              18,145         -13.54%
                                                                               8,372         -13.58%
                                                                                  44         -13.67%
                                                                               2,033         -13.71%
                                                                               7,783         -13.85%
                                                                          12,791,919         -13.24%
                                                                           8,705,849         -13.28%
                                                                           1,581,002         -13.33%
                                                                           3,948,133         -13.37%
                                                                           1,312,215         -13.42%
                                                                             907,832         -13.46%
                                                                             728,029         -13.50%
                                                                             682,165         -13.55%
                                                                             153,801         -13.59%
                                                                             540,374         -13.64%
                                                                              50,786         -13.68%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*             UNITS                 FAIR VALUE
                                                                      -------------           ---------               ----------
                                                                         1.50%  EV***           29,889                  6.853474
                                                                         1.55%  EV***           22,125                  6.843121
                                                                         1.60%  EV***            7,340                  6.832811
                                                                         1.65%  EV***            9,090                  6.822486
                                                                         1.70%  EV***           35,113                  6.812186
                                                                         1.75%  EV***            1,384                  6.801884
                                                                         1.80%  EV***              765                  6.791595
                                                                         1.85%  EV***              592                  6.781327
              2000 ..............................................        0.95%               9,388,426                  7.866679
                                                                         1.00%               5,152,252                  7.854169
                                                                         1.05%               1,663,688                  7.841660
                                                                         1.10%                 253,701                  8.615157
                                                                         1.15%                  52,946                  8.605370
                                                                         1.20%               2,070,355                  8.478210
                                                                         1.25%                 130,242                  8.468211
                                                                         1.30%                 519,542                  8.458245
                                                                         1.35%                  97,532                  8.566348
                                                                         1.40%                  41,716                  8.556624
                                                                         1.45%                   9,766                  8.546878
                                                                         1.50%                  50,119                  8.537159
                                                                         1.55%                   6,995                  8.527425
                                                                         1.60%                     138                  8.517712
                                                                         1.65%                  17,765                  8.508002
                                                                         1.70%                   2,708                  7.358723
                                                                         1.75%                   2,702                  7.352510
                                                                         1.80%                   1,112                  7.346312
                                                                         1.90%                     105                  7.333907
                                                                         0.95%  EV***        1,020,379                  8.555985
                                                                         1.00%  EV***          637,826                  8.546256
                                                                         1.05%  EV***          135,807                  8.536535
                                                                         1.10%  EV***          145,792                  8.526829
                                                                         1.15%  EV***           47,715                  8.517121
                                                                         1.20%  EV***           29,928                  8.507421
                                                                         1.25%  EV***           25,504                  7.983465
                                                                         1.30%  EV***            2,734                  7.975536
                                                                         1.35%  EV***            3,578                  7.967608
                                                                         1.40%  EV***           17,319                  7.959698
                                                                         1.45%  EV***            4,520                  7.951778
                                                                         1.50%  EV***           15,687                  7.943867
                                                                         1.55%  EV***            1,192                  7.935952
                                                                         1.65%  EV***              864                  7.920163
                                                                         1.70%  EV***            2,839                  7.912268
                                                                         1.75%  EV***              996                  7.904376
                                                                         1.80%  EV***               52                  7.896488
              1999 ..............................................        0.95%               9,270,411                 10.262325
                                                                         1.00%               5,146,040                 10.251150
                                                                         1.05%               1,600,546                 10.239981
                                                                         1.10%                 110,080                 11.255695
                                                                         1.15%                  26,781                 11.248584
                                                                         1.20%               2,342,151                 11.087928
                                                                         1.25%                  58,297                 11.080460
                                                                         1.30%                 279,497                 11.072984
                                                                         1.35%                  46,653                 11.220168
                                                                         1.40%                   7,259                 11.213084

                                                                          CONTRACT            TOTAL
                                                                      OWNERS' EQUITY         RETURN**
                                                                      --------------         --------
                                                                             204,843         -13.73%
                                                                             151,404         -13.77%
                                                                              50,153         -13.81%
                                                                              62,016         -13.86%
                                                                             239,196         -13.90%
                                                                               9,414         -13.95%
                                                                               5,196         -13.99%
                                                                               4,015         -14.04%
              2000 ..............................................         73,855,734         -23.34%
                                                                          40,466,658         -23.38%
                                                                          13,046,076         -23.42%
                                                                           2,185,674         -23.46%
                                                                             455,620         -23.50%
                                                                          17,552,904         -23.54%
                                                                           1,102,917         -23.58%
                                                                           4,394,414         -23.61%
                                                                             835,493         -23.65%
                                                                             356,948         -23.69%
                                                                              83,469         -23.73%
                                                                             427,874         -23.77%
                                                                              59,649         -23.81%
                                                                               1,175         -23.84%
                                                                             151,145         -23.88%
                                                                              19,927         -23.92%
                                                                              19,866         -23.96%
                                                                               8,169         -24.00%
                                                                                 770         -24.08%
                                                                           8,730,347         -22.41%  01/21/00
                                                                           5,451,024         -22.45%  01/21/00
                                                                           1,159,321         -22.49%  01/21/00
                                                                           1,243,143         -22.53%  01/21/00
                                                                             406,394         -22.56%  01/21/00
                                                                             254,610         -22.60%  01/21/00
                                                                             203,610         -22.64%  01/21/00
                                                                              21,805         -22.67%  01/21/00
                                                                              28,508         -22.71%  01/21/00
                                                                             137,854         -22.75%  01/21/00
                                                                              35,942         -22.78%  01/21/00
                                                                             124,615         -22.82%  01/21/00
                                                                               9,460         -22.86%  01/21/00
                                                                               6,843         -22.93%  01/21/00
                                                                              22,463         -22.97%  01/21/00
                                                                               7,873         -23.01%  01/21/00
                                                                                 411         -23.04%  01/21/00
              1999 ..............................................         95,135,971           7.05%
                                                                          52,752,828           6.99%
                                                                          16,389,561           6.94%
                                                                           1,239,027           6.89%
                                                                             301,248           6.83%
                                                                          25,969,602           6.78%
                                                                             645,958           6.72%
                                                                           3,094,866           6.67%
                                                                             523,454           6.62%
                                                                              81,396           6.56%

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*             UNITS                 FAIR VALUE
                                                                      -------------           ---------               ----------
                                                                         1.45%                   3,204                 11.205978
                                                                         1.50%                  11,327                 11.198884
                                                                         1.55%                     718                 11.191773
                                                                         1.65%                   3,220                 11.177582
              1998 ..............................................        0.95%               6,130,632                  9.586675
                                                                         1.00%               3,669,846                  9.581067
                                                                         1.05%                 974,914                  9.575458
                                                                         1.10%                   7,723                 10.530579
                                                                         1.15%                   1,020                 10.529250
                                                                         1.20%                   2,242                 10.384114
                                                                         1.35%                     295                 10.523939
              1997 ..............................................        0.95%                 205,062                 10.126638
                                                                         1.00%                  66,981                 10.125825
                                                                         1.05%                  15,115                 10.125013

      Fidelity(R) VIP - Overseas Portfolio: Service Class
              2001 ..............................................        0.95%               4,184,562                  9.735184
                                                                         1.00%               1,752,818                  9.714760
                                                                         1.05%                 434,467                  9.694371
                                                                         1.10%                 161,688                 10.690513
                                                                         1.15%                  72,679                 10.672961
                                                                         1.20%               1,786,643                  9.879361
                                                                         1.25%                 105,605                  9.862700
                                                                         1.30%                 334,256                  9.846083
                                                                         1.35%                  96,414                 10.602942
                                                                         1.40%                 116,925                 10.585490
                                                                         1.45%                  11,562                 10.568057
                                                                         1.50%                  51,232                 10.550644
                                                                         1.55%                   8,424                 10.533247
                                                                         1.60%                   7,257                 10.515875
                                                                         1.65%                  35,553                 10.498504
                                                                         1.70%                   9,556                  8.031546
                                                                         1.75%                   4,451                  8.020658
                                                                         1.80%                  11,883                  8.009778
                                                                         1.85%                   1,610                  7.998921
                                                                         1.90%                     342                  7.988069
                                                                         2.05%                  15,711                  7.955555
                                                                         2.20%                   1,411                  7.923128
                                                                         0.95%  EV***          780,203                 10.581809
                                                                         1.00%  EV***          475,889                 10.564384
                                                                         1.05%  EV***           32,470                 10.546977
                                                                         1.10%  EV***          116,733                 10.529596
                                                                         1.15%  EV***           66,594                 10.512251
                                                                         1.20%  EV***           26,999                 10.494909
                                                                         1.25%  EV***           21,100                  8.586166
                                                                         1.30%  EV***           11,430                  8.573249
                                                                         1.35%  EV***            9,723                  8.560341
                                                                         1.40%  EV***           33,850                  8.547451
                                                                         1.45%  EV***           11,138                  8.534586
                                                                         1.50%  EV***           14,462                  8.521721
                                                                         1.55%  EV***           16,091                  8.508864
                                                                         1.60%  EV***           12,183                  8.496017
                                                                         1.65%  EV***            5,120                  8.483207
                                                                         1.70%  EV***            2,662                  8.470397
                                                                         1.75%  EV***            1,032                  8.457589
                                                                         1.80%  EV***            1,250                  8.444800
                                                                         1.85%  EV***                9                  8.432024

                                                                          CONTRACT            TOTAL
                                                                      OWNERS' EQUITY         RETURN**
                                                                      --------------         --------
                                                                              35,904           6.51%
                                                                             126,850           6.45%
                                                                               8,036           6.40%
                                                                              35,992           6.29%
              1998 ..............................................         58,772,377          -5.33%
                                                                          35,161,040          -5.38%
                                                                           9,335,248          -5.43%
                                                                              81,328           5.31%  10/01/98
                                                                              10,740           5.29%  10/01/98
                                                                              23,281           3.84%  09/01/98
                                                                               3,105           5.24%  10/01/98
              1997 ..............................................          2,076,589           1.27%  11/03/97
                                                                             678,238           1.26%  11/03/97
                                                                             153,040           1.25%  11/03/97

      Fidelity(R) VIP - Overseas Portfolio: Service Class
              2001 ..............................................         40,737,481         -22.03%
                                                                          17,028,206         -22.06%
                                                                           4,211,884         -22.10%
                                                                           1,728,528         -22.14%
                                                                             775,700         -22.18%
                                                                          17,650,891         -22.22%
                                                                           1,041,550         -22.26%
                                                                           3,291,112         -22.30%
                                                                           1,022,272         -22.34%
                                                                           1,237,708         -22.38%
                                                                             122,188         -22.42%
                                                                             540,531         -22.46%
                                                                              88,732         -22.50%
                                                                              76,314         -22.54%
                                                                             373,253         -22.58%
                                                                              76,749         -22.62%
                                                                              35,700         -22.66%
                                                                              95,180         -22.70%
                                                                              12,878         -22.74%
                                                                               2,732         -22.78%
                                                                             124,990         -22.90%
                                                                              11,180         -23.02%
                                                                           8,255,959         -22.50%
                                                                           5,027,474         -22.53%
                                                                             342,460         -22.57%
                                                                           1,229,151         -22.61%
                                                                             700,053         -22.65%
                                                                             283,352         -22.69%
                                                                             181,168         -22.73%
                                                                              97,992         -22.77%
                                                                              83,232         -22.81%
                                                                             289,331         -22.85%
                                                                              95,058         -22.89%
                                                                             123,241         -22.93%
                                                                             136,916         -22.97%
                                                                             103,507         -23.01%
                                                                              43,434         -23.05%
                                                                              22,548         -23.09%
                                                                               8,728         -23.13%
                                                                              10,556         -23.17%
                                                                                  76         -23.21%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*             UNITS                 FAIR VALUE
                                                                      -------------           ---------               ----------
              2000 ..............................................        0.95%               4,123,737                 12.485012
                                                                         1.00%               1,932,170                 12.465168
                                                                         1.05%                 438,863                 12.445337
                                                                         1.10%                  96,077                 13.731142
                                                                         1.15%                  21,463                 13.715591
                                                                         1.20%               1,464,152                 12.702222
                                                                         1.25%                  92,291                 12.687275
                                                                         1.30%                 398,358                 12.672362
                                                                         1.35%                  53,816                 13.653448
                                                                         1.40%                  18,077                 13.637938
                                                                         1.45%                  11,947                 13.622435
                                                                         1.50%                  28,532                 13.606956
                                                                         1.55%                   5,968                 13.591466
                                                                         1.60%                     488                 13.576001
                                                                         1.65%                  28,672                 13.560524
                                                                         1.70%                   6,048                 10.379362
                                                                         1.75%                   2,324                 10.370604
                                                                         1.80%                   4,336                 10.361858
                                                                         1.90%                     201                 10.344382
                                                                         0.95%  EV***          537,740                 13.653116
                                                                         1.00%  EV***          401,919                 13.637615
                                                                         1.05%  EV***           26,639                 13.622125
                                                                         1.10%  EV***           61,958                 13.606646
                                                                         1.15%  EV***           43,939                 13.591204
                                                                         1.20%  EV***           19,000                 13.575732
                                                                         1.25%  EV***            6,898                 11.112370
                                                                         1.30%  EV***            1,752                 11.101354
                                                                         1.35%  EV***              658                 11.090346
                                                                         1.40%  EV***            9,281                 11.079343
                                                                         1.45%  EV***            3,337                 11.068353
                                                                         1.50%  EV***           10,698                 11.057354
                                                                         1.55%  EV***            7,731                 11.046362
                                                                         1.60%  EV***              765                 11.035367
                                                                         1.65%  EV***              937                 11.024412
                                                                         1.75%  EV***              563                 11.002467
                                                                         1.80%  EV***              132                 10.991496
              1999 ..............................................        0.95%               3,049,093                 15.589761
                                                                         1.00%               1,457,542                 15.572798
                                                                         1.05%                 356,883                 15.555856
                                                                         1.10%                  24,035                 17.171657
                                                                         1.15%                   3,667                 17.160838
                                                                         1.20%                 701,180                 15.900927
                                                                         1.25%                  54,288                 15.890221
                                                                         1.30%                 210,885                 15.879549
                                                                         1.35%                  32,043                 17.117558
                                                                         1.40%                   2,556                 17.106743
                                                                         1.45%                   1,505                 17.095933
                                                                         1.50%                  10,390                 17.085125
                                                                         1.55%                     190                 17.074312
                                                                         1.65%                     871                 17.052691
                                                                         1.70%                     254                 13.058898
              1998 ..............................................        0.95%               1,389,947                 11.047878
                                                                         1.00%                 755,148                 11.041416
                                                                         1.05%                 228,953                 11.034969

                                                                          CONTRACT            TOTAL
                                                                      OWNERS' EQUITY         RETURN**
                                                                      --------------         --------
              2000 ..............................................         51,484,906         -19.92%
                                                                          24,084,824         -19.96%
                                                                           5,461,798         -20.00%
                                                                           1,319,247         -20.04%
                                                                             294,378         -20.08%
                                                                          18,597,984         -20.12%
                                                                           1,170,921         -20.16%
                                                                           5,048,137         -20.20%
                                                                             734,774         -20.24%
                                                                             246,533         -20.28%
                                                                             162,747         -20.32%
                                                                             388,234         -20.36%
                                                                              81,114         -20.40%
                                                                               6,625         -20.44%
                                                                             388,807         -20.48%
                                                                              62,774         -20.52%
                                                                              24,101         -20.56%
                                                                              44,929         -20.60%
                                                                               2,079         -20.68%
                                                                           7,341,827         -16.44%  01/21/00
                                                                           5,481,217         -16.48%  01/21/00
                                                                             362,880         -16.52%  01/21/00
                                                                             843,041         -16.56%  01/21/00
                                                                             597,184         -16.60%  01/21/00
                                                                             257,939         -16.64%  01/21/00
                                                                              76,653         -16.68%  01/21/00
                                                                              19,450         -16.72%  01/21/00
                                                                               7,297         -16.76%  01/21/00
                                                                             102,827         -16.80%  01/21/00
                                                                              36,935         -16.84%  01/21/00
                                                                             118,292         -16.88%  01/21/00
                                                                              85,399         -16.92%  01/21/00
                                                                               8,442         -16.96%  01/21/00
                                                                              10,330         -17.00%  01/21/00
                                                                               6,194         -17.08%  01/21/00
                                                                               1,451         -17.12%  01/21/00
              1999 ..............................................         47,534,631          41.11%
                                                                          22,698,007          41.04%
                                                                           5,551,621          40.97%
                                                                             412,721          40.90%
                                                                              62,929          40.83%
                                                                          11,149,412          40.76%
                                                                             862,648          40.68%
                                                                           3,348,759          40.61%
                                                                             548,498          40.54%
                                                                              43,725          40.47%
                                                                              25,729          40.40%
                                                                             177,514          40.33%
                                                                               3,244          40.26%
                                                                              14,853          40.12%
                                                                               3,317          30.59%  05/03/99
              1998 ..............................................         15,355,965          11.57%
                                                                           8,337,903          11.51%
                                                                           2,526,489          11.46%

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*             UNITS                 FAIR VALUE
                                                                      -------------           ---------               ----------
                                                                         1.10%                     171                 12.187321
                                                                         1.15%                     221                 12.185792
                                                                         1.20%                   4,196                 11.296846
              1997 ..............................................        0.95%                  62,522                  9.902344
                                                                         1.00%                  20,532                  9.901549
                                                                         1.05%                   9,958                  9.900760

      Fidelity(R) VIP II - Contrafund Portfolio: Service Class
              2001 ..............................................        0.95%              15,913,813                 12.636709
                                                                         1.00%               8,760,884                 12.610214
                                                                         1.05%               1,415,598                 12.583756
                                                                         1.10%               1,225,829                 12.564462
                                                                         1.15%                 401,722                 12.543824
                                                                         1.20%               5,406,961                 12.335838
                                                                         1.25%                 427,092                 12.315058
                                                                         1.30%               1,011,490                 12.294307
                                                                         1.35%                 463,949                 12.461548
                                                                         1.40%                 183,939                 12.441038
                                                                         1.45%                  55,837                 12.420560
                                                                         1.50%                 371,799                 12.400091
                                                                         1.55%                  77,697                 12.379644
                                                                         1.60%                  25,063                 12.359225
                                                                         1.65%                 166,947                 12.338834
                                                                         1.70%                  35,944                  8.909469
                                                                         1.75%                  16,308                  8.897411
                                                                         1.80%                  68,397                  8.885347
                                                                         1.85%                   4,060                  8.873298
                                                                         1.90%                   2,951                  8.861264
                                                                         1.95%                     420                  8.849226
                                                                         2.00%                     155                  8.837210
                                                                         2.05%                   9,509                  8.825197
                                                                         2.15%                      23                  8.801213
                                                                         2.20%                   9,915                  8.789237
                                                                         2.25%                   2,264                  7.816214
                                                                         0.95%  EV***        3,525,145                 12.440502
                                                                         1.00%  EV***        2,439,709                 12.420037
                                                                         1.05%  EV***          220,327                 12.399584
                                                                         1.10%  EV***          838,894                 12.379164
                                                                         1.15%  EV***          273,402                 12.358750
                                                                         1.20%  EV***          140,111                 12.338365
                                                                         1.25%  EV***          151,579                  9.514490
                                                                         1.30%  EV***           51,089                  9.500190
                                                                         1.35%  EV***           42,477                  9.485882
                                                                         1.40%  EV***          130,898                  9.471606
                                                                         1.45%  EV***           52,920                  9.457350
                                                                         1.50%  EV***           82,465                  9.443096
                                                                         1.55%  EV***           80,070                  9.428875
                                                                         1.60%  EV***           27,251                  9.414650
                                                                         1.65%  EV***           17,747                  9.400450
                                                                         1.70%  EV***           22,450                  9.386241
                                                                         1.75%  EV***            8,642                  9.372076
                                                                         1.80%  EV***            6,114                  9.357905
                                                                         1.85%  EV***            4,592                  9.343744
                                                                         1.90%  EV***              478                  9.329610
                                                                         1.95%  EV***              626                  9.315485
                                                                         2.00%  EV***              160                  9.301384

                                                                          CONTRACT            TOTAL
                                                                      OWNERS' EQUITY         RETURN**
                                                                      --------------         --------
                                                                               2,084          21.87%  10/01/98
                                                                               2,693          21.86%  10/01/98
                                                                              47,402          12.97%  09/01/98
              1997 ..............................................            619,114          -0.98%  11/03/97
                                                                             203,299          -0.98%  11/03/97
                                                                              98,592          -0.99%  11/03/97

      Fidelity(R) VIP II - Contrafund Portfolio: Service Class
              2001 ..............................................        201,098,224         -13.20%
                                                                         110,476,622         -13.24%
                                                                          17,813,540         -13.29%
                                                                          15,401,882         -13.33%
                                                                           5,039,130         -13.38%
                                                                          66,699,395         -13.42%
                                                                           5,259,663         -13.46%
                                                                          12,435,569         -13.51%
                                                                           5,781,523         -13.55%
                                                                           2,288,392         -13.60%
                                                                             693,527         -13.64%
                                                                           4,610,341         -13.68%
                                                                             961,861         -13.73%
                                                                             309,759         -13.77%
                                                                           2,059,931         -13.82%
                                                                             320,242         -13.86%
                                                                             145,099         -13.90%
                                                                             607,731         -13.95%
                                                                              36,026         -13.99%
                                                                              26,150         -14.04%
                                                                               3,717         -14.08%
                                                                               1,370         -14.13%
                                                                              83,919         -14.17%
                                                                                 202         -14.26%
                                                                              87,145         -14.30%
                                                                              17,696         -14.35%
                                                                          43,854,573         -13.67%
                                                                          30,301,276         -13.71%
                                                                           2,731,963         -13.76%
                                                                          10,384,806         -13.80%
                                                                           3,378,907         -13.85%
                                                                           1,728,741         -13.89%
                                                                           1,442,197         -13.93%
                                                                             485,355         -13.98%
                                                                             402,932         -14.02%
                                                                           1,239,814         -14.07%
                                                                             500,483         -14.11%
                                                                             778,725         -14.15%
                                                                             754,970         -14.20%
                                                                             256,559         -14.24%
                                                                             166,830         -14.29%
                                                                             210,721         -14.33%
                                                                              80,993         -14.38%
                                                                              57,214         -14.42%
                                                                              42,906         -14.46%
                                                                               4,460         -14.51%
                                                                               5,831         -14.55%
                                                                               1,488         -14.60%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*             UNITS                 FAIR VALUE
                                                                      -------------           ---------               ----------
              2000 ..............................................        0.95%              16,831,668                 14.558242
                                                                         1.00%               9,894,736                 14.535120
                                                                         1.05%               1,584,274                 14.511996
                                                                         1.10%                 751,177                 14.497111
                                                                         1.15%                 184,536                 14.480674
                                                                         1.20%               4,946,188                 14.247834
                                                                         1.25%                 373,809                 14.231074
                                                                         1.30%               1,162,668                 14.214337
                                                                         1.35%                 192,839                 14.415058
                                                                         1.40%                  67,925                 14.398684
                                                                         1.45%                  41,709                 14.382315
                                                                         1.50%                 291,480                 14.365961
                                                                         1.55%                  37,010                 14.349605
                                                                         1.60%                   3,194                 14.333260
                                                                         1.65%                  63,843                 14.316943
                                                                         1.70%                   8,357                 10.343090
                                                                         1.75%                  35,608                 10.334368
                                                                         1.80%                  45,895                 10.325655
                                                                         1.90%                     332                 10.308233
                                                                         0.95%  EV***        2,581,229                 14.410328
                                                                         1.00%  EV***        2,022,841                 14.393972
                                                                         1.05%  EV***          194,058                 14.377618
                                                                         1.10%  EV***          361,817                 14.361282
                                                                         1.15%  EV***          140,506                 14.344951
                                                                         1.20%  EV***           76,091                 14.328634
                                                                         1.25%  EV***           73,795                 11.054900
                                                                         1.30%  EV***            7,415                 11.043938
                                                                         1.35%  EV***            4,792                 11.032970
                                                                         1.40%  EV***           84,404                 11.022018
                                                                         1.45%  EV***           24,919                 11.011080
                                                                         1.50%  EV***           50,885                 11.000138
                                                                         1.55%  EV***           24,878                 10.989205
                                                                         1.60%  EV***            7,403                 10.978278
                                                                         1.65%  EV***            7,785                 10.967361
                                                                         1.70%  EV***            2,034                 10.956423
                                                                         1.75%  EV***            7,733                 10.945527
                                                                         1.80%  EV***              466                 10.934605
                                                                         1.90%  EV***              382                 10.912808
                                                                         2.00%  EV***              160                 10.891023
              1999 ..............................................        0.95%              13,708,127                 15.755094
                                                                         1.00%               8,632,372                 15.737973
                                                                         1.05%               1,301,240                 15.720833
                                                                         1.10%                 411,632                 15.712599
                                                                         1.15%                  69,644                 15.702687
                                                                         1.20%               2,112,786                 15.457984
                                                                         1.25%                 134,046                 15.447579
                                                                         1.30%                 472,842                 15.437189
                                                                         1.35%                  80,326                 15.663065
                                                                         1.40%                  18,957                 15.653161
                                                                         1.45%                   7,651                 15.643260
                                                                         1.50%                  59,421                 15.633362
                                                                         1.55%                   4,341                 15.623458
                                                                         1.65%                  14,412                 15.603664

                                                                          CONTRACT            TOTAL
                                                                      OWNERS' EQUITY         RETURN**
                                                                      --------------         --------
              2000 ..............................................        245,039,496          -7.60%
                                                                         143,821,175          -7.64%
                                                                          22,990,978          -7.69%
                                                                          10,889,896          -7.74%
                                                                           2,672,206          -7.78%
                                                                          70,472,466          -7.83%
                                                                           5,319,704          -7.88%
                                                                          16,526,555          -7.92%
                                                                           2,779,785          -7.97%
                                                                             978,031          -8.01%
                                                                             599,872          -8.06%
                                                                           4,187,390          -8.11%
                                                                             531,079          -8.15%
                                                                              45,780          -8.20%
                                                                             914,037          -8.25%
                                                                              86,437          -8.29%
                                                                             367,986          -8.34%
                                                                             473,896          -8.39%
                                                                               3,422          -8.48%
                                                                          37,196,357          -7.96%  01/21/00
                                                                          29,116,717          -8.00%  01/21/00
                                                                           2,790,092          -8.05%  01/21/00
                                                                           5,196,156          -8.09%  01/21/00
                                                                           2,015,552          -8.14%  01/21/00
                                                                           1,090,280          -8.18%  01/21/00
                                                                             815,796          -8.22%  01/21/00
                                                                              81,891          -8.27%  01/21/00
                                                                              52,870          -8.31%  01/21/00
                                                                             930,302          -8.35%  01/21/00
                                                                             274,385          -8.40%  01/21/00
                                                                             559,742          -8.44%  01/21/00
                                                                             273,389          -8.49%  01/21/00
                                                                              81,272          -8.53%  01/21/00
                                                                              85,381          -8.57%  01/21/00
                                                                              22,285          -8.62%  01/21/00
                                                                              84,642          -8.66%  01/21/00
                                                                               5,096          -8.70%  01/21/00
                                                                               4,169          -8.79%  01/21/00
                                                                               1,743          -8.88%  01/21/00
              1999 ..............................................        215,972,829          22.97%
                                                                         135,856,037          22.91%
                                                                          20,456,577          22.84%
                                                                           6,467,809          22.78%
                                                                           1,093,598          22.72%
                                                                          32,659,412          22.66%
                                                                           2,070,686          22.60%
                                                                           7,299,351          22.53%
                                                                           1,258,151          22.47%
                                                                             296,737          22.41%
                                                                             119,687          22.35%
                                                                             928,950          22.29%
                                                                              67,821          22.22%
                                                                             224,880          22.10%

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*             UNITS                 FAIR VALUE
                                                                      -------------           ---------               ----------
                                                                         1.70%                   3,026                 11.278366
                                                                         1.75%                     778                 11.274564
                                                                         1.80%                     378                 11.270766
              1998 ..............................................        0.95%               5,862,648                 12.812355
                                                                         1.00%               3,494,555                 12.804877
                                                                         1.05%                 660,796                 12.797393
                                                                         1.10%                  12,405                 12.797152
                                                                         1.15%                   2,519                 12.795546
                                                                         1.20%                  12,360                 12.602507
                                                                         1.30%                     169                 12.598299
              1997 ..............................................        0.95%                 231,858                  9.954885
                                                                         1.00%                 114,004                  9.954090
                                                                         1.05%                  26,984                  9.953285

      Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
              2001 ..............................................        0.95%               5,988,705                  9.201903
                                                                         1.00%               4,024,075                  9.182583
                                                                         1.05%                 722,505                  9.163302
                                                                         1.10%                 213,257                  8.791124
                                                                         1.15%                  65,195                  8.776671
                                                                         1.20%               1,375,053                  8.844341
                                                                         1.25%                 138,896                  8.829438
                                                                         1.30%                 275,148                  8.814543
                                                                         1.35%                 103,538                  8.719070
                                                                         1.40%                  69,976                  8.704709
                                                                         1.45%                  20,137                  8.690341
                                                                         1.50%                  57,668                  8.676041
                                                                         1.55%                  22,739                  8.661731
                                                                         1.60%                   4,361                  8.647434
                                                                         1.65%                  35,829                  8.633163
                                                                         1.70%                   7,054                  6.758171
                                                                         1.75%                  13,341                  6.749005
                                                                         1.80%                  11,725                  6.739861
                                                                         1.85%                   2,221                  6.730718
                                                                         1.90%                   1,650                  6.721581
                                                                         2.05%                  14,517                  6.694209
                                                                         2.20%                   2,479                  6.666912
                                                                         0.95%  EV***          792,782                  8.692317
                                                                         1.00%  EV***          519,218                  8.678000
                                                                         1.05%  EV***           51,738                  8.663683
                                                                         1.10%  EV***          215,594                  8.649412
                                                                         1.15%  EV***           81,120                  8.635134
                                                                         1.20%  EV***           33,170                  8.620880
                                                                         1.25%  EV***           58,783                  7.001277
                                                                         1.30%  EV***           28,868                  6.990738
                                                                         1.35%  EV***           11,278                  6.980209
                                                                         1.40%  EV***           38,094                  6.969694
                                                                         1.45%  EV***           19,817                  6.959181
                                                                         1.50%  EV***           11,204                  6.948687
                                                                         1.55%  EV***           13,560                  6.938208
                                                                         1.60%  EV***            3,744                  6.927732
                                                                         1.65%  EV***            1,273                  6.917278
                                                                         1.70%  EV***           15,730                  6.906826
                                                                         1.75%  EV***            3,305                  6.896377
                                                                         1.80%  EV***               94                  6.885942

                                                                          CONTRACT            TOTAL
                                                                      OWNERS' EQUITY         RETURN**
                                                                      --------------         --------
                                                                              34,128          12.78%  05/03/99
                                                                               8,772          12.75%  05/03/99
                                                                               4,260          12.71%  05/03/99
              1998 ..............................................         75,114,327          28.70%
                                                                          44,747,347          28.64%
                                                                           8,456,466          28.57%
                                                                             158,749          27.97%  10/01/98
                                                                              32,232          27.96%  10/01/98
                                                                             155,767          26.03%  09/01/98
                                                                               2,129          25.98%  09/01/98
              1997 ..............................................          2,308,120          -0.45%  11/03/97
                                                                           1,134,806          -0.46%  11/03/97
                                                                             268,579          -0.47%  11/03/97

      Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
              2001 ..............................................         55,107,483         -15.26%
                                                                          36,951,403         -15.30%
                                                                           6,620,532         -15.34%
                                                                           1,874,769         -15.39%
                                                                             572,195         -15.43%
                                                                          12,161,438         -15.47%
                                                                           1,226,374         -15.51%
                                                                           2,425,304         -15.56%
                                                                             902,755         -15.60%
                                                                             609,121         -15.64%
                                                                             174,997         -15.69%
                                                                             500,330         -15.73%
                                                                             196,959         -15.77%
                                                                              37,711         -15.82%
                                                                             309,318         -15.86%
                                                                              47,672         -15.90%
                                                                              90,038         -15.95%
                                                                              79,025         -15.99%
                                                                              14,949         -16.03%
                                                                              11,091         -16.07%
                                                                              97,180         -16.20%
                                                                              16,527         -16.33%
                                                                           6,891,112         -15.75%
                                                                           4,505,774         -15.80%
                                                                             448,242         -15.84%
                                                                           1,864,761         -15.88%
                                                                             700,482         -15.93%
                                                                             285,955         -15.97%
                                                                             411,556         -16.01%
                                                                             201,809         -16.06%
                                                                              78,723         -16.10%
                                                                             265,504         -16.14%
                                                                             137,910         -16.19%
                                                                              77,853         -16.23%
                                                                              94,082         -16.27%
                                                                              25,937         -16.31%
                                                                               8,806         -16.36%
                                                                             108,644         -16.40%
                                                                              22,793         -16.44%
                                                                                 647         -16.49%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*             UNITS                 FAIR VALUE
                                                                      -------------           ---------               ----------
                                                                         1.85%  EV***              120                  6.875512
                                                                         1.90%  EV***              130                  6.865095
                                                                         1.95%  EV***               43                  6.854707
              2000 ..............................................        0.95%               7,163,757                 10.858509
                                                                         1.00%               4,836,376                 10.841223
                                                                         1.05%                 852,312                 10.823977
                                                                         1.10%                 143,713                 10.389625
                                                                         1.15%                  39,423                 10.377837
                                                                         1.20%               1,453,017                 10.463173
                                                                         1.25%                 132,945                 10.450878
                                                                         1.30%                 393,066                 10.438575
                                                                         1.35%                  61,854                 10.330777
                                                                         1.40%                  28,632                 10.319040
                                                                         1.45%                  31,989                 10.307281
                                                                         1.50%                  34,764                 10.295564
                                                                         1.55%                  23,068                 10.283843
                                                                         1.65%                  14,299                 10.260418
                                                                         1.70%                   4,832                  8.036133
                                                                         1.75%                  13,894                  8.029346
                                                                         1.80%                   5,424                  8.022575
                                                                         0.95%  EV***          540,031                 10.317848
                                                                         1.00%  EV***          463,101                 10.306132
                                                                         1.05%  EV***           52,128                 10.294409
                                                                         1.10%  EV***          106,268                 10.282724
                                                                         1.15%  EV***           38,797                 10.270998
                                                                         1.20%  EV***           14,811                 10.259307
                                                                         1.25%  EV***           17,450                  8.336162
                                                                         1.30%  EV***              564                  8.327889
                                                                         1.35%  EV***              237                  8.319614
                                                                         1.40%  EV***           15,755                  8.311348
                                                                         1.45%  EV***           18,700                  8.303083
                                                                         1.50%  EV***            4,834                  8.294830
                                                                         1.55%  EV***           10,669                  8.286578
                                                                         1.60%  EV***            2,899                  8.278325
                                                                         1.65%  EV***            1,648                  8.270092
                                                                         1.70%  EV***            1,710                  8.261845
                                                                         1.75%  EV***            3,552                  8.253601
                                                                         1.80%  EV***               94                  8.245368
                                                                         1.85%  EV***              118                  8.237132
                                                                         1.90%  EV***              130                  8.228905
                                                                         1.95%  EV***              118                  8.220689
              1999 ..............................................        0.95%               7,575,722                 13.235715
                                                                         1.00%               5,808,499                 13.221287
                                                                         1.05%                 895,134                 13.206894
                                                                         1.10%                  78,870                 12.683293
                                                                         1.15%                  15,158                 12.675276
                                                                         1.20%               1,083,497                 12.785954
                                                                         1.25%                  54,900                 12.777351
                                                                         1.30%                 195,179                 12.768758
                                                                         1.35%                  36,185                 12.643267
                                                                         1.40%                  10,667                 12.635267
                                                                         1.45%                   1,483                 12.627255
                                                                         1.50%                  12,095                 12.619265
                                                                         1.55%                   3,980                 12.611273

                                                                          CONTRACT            TOTAL
                                                                      OWNERS' EQUITY         RETURN**
                                                                      --------------         --------
                                                                                 825         -16.53%
                                                                                 892         -16.57%
                                                                                 295         -16.62%
              2000 ..............................................         77,787,720         -17.96%
                                                                          52,432,231         -18.00%
                                                                           9,225,405         -18.04%
                                                                           1,493,124         -18.08%
                                                                             409,125         -18.13%
                                                                          15,203,168         -18.17%
                                                                           1,389,392         -18.21%
                                                                           4,103,049         -18.25%
                                                                             639,000         -18.29%
                                                                             295,455         -18.33%
                                                                             329,720         -18.37%
                                                                             357,915         -18.41%
                                                                             237,228         -18.46%
                                                                             146,714         -18.54%
                                                                              38,831         -18.58%
                                                                             111,560         -18.62%
                                                                              43,514         -18.66%
                                                                           5,571,958         -15.47%  01/21/00
                                                                           4,772,780         -15.51%  01/21/00
                                                                             536,627         -15.55%  01/21/00
                                                                           1,092,725         -15.59%  01/21/00
                                                                             398,484         -15.63%  01/21/00
                                                                             151,951         -15.67%  01/21/00
                                                                             145,466         -15.71%  01/21/00
                                                                               4,697         -15.75%  01/21/00
                                                                               1,972         -15.79%  01/21/00
                                                                             130,945         -15.83%  01/21/00
                                                                             155,268         -15.87%  01/21/00
                                                                              40,097         -15.91%  01/21/00
                                                                              88,410         -15.95%  01/21/00
                                                                              23,999         -15.99%  01/21/00
                                                                              13,629         -16.03%  01/21/00
                                                                              14,128         -16.07%  01/21/00
                                                                              29,317         -16.11%  01/21/00
                                                                                 775         -16.15%  01/21/00
                                                                                 972         -16.19%  01/21/00
                                                                               1,070         -16.23%  01/21/00
                                                                                 970         -16.27%  01/21/00
              1999 ..............................................        100,270,097           3.19%
                                                                          76,795,832           3.14%
                                                                          11,821,940           3.09%
                                                                           1,000,331           3.04%
                                                                             192,132           2.98%
                                                                          13,853,543           2.93%
                                                                             701,477           2.88%
                                                                           2,492,193           2.83%
                                                                             457,497           2.78%
                                                                             134,780           2.72%
                                                                              18,726           2.67%
                                                                             152,630           2.62%
                                                                              50,193           2.57%

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*             UNITS                 FAIR VALUE
                                                                      -------------           ---------               ----------
                                                                         1.65%                   4,907                 12.595275
                                                                         1.70%                     190                  9.869824
                                                                         1.75%                     133                  9.866489
                                                                         1.80%                   2,240                  9.863165
              1998 ..............................................        0.95%               4,044,180                 12.826216
                                                                         1.00%               3,268,432                 12.818700
                                                                         1.05%                 527,034                 12.811215
                                                                         1.10%                   4,170                 12.309512
                                                                         1.15%                      52                 12.307964
                                                                         1.20%                   2,339                 12.421717
              1997 ..............................................        0.95%                 140,753                 10.400464
                                                                         1.00%                  85,139                 10.399630
                                                                         1.05%                  22,018                 10.398800

      First Horizon Capital Appreciation Portfolio
              2001 ..............................................        0.95%                     539                 11.088140
                                                                         2.00%                     209                 11.049951
          Initial Deposit Funding ...............................           -                   50,000                 10.900000

      First Horizon Growth & Income Portfolio
              2001 ..............................................        0.95%                   4,144                 10.273079
                                                                         1.10%                     640                 10.268045
                                                                         1.20%                   5,418                 10.264683
                                                                         1.25%                     254                 10.263007
                                                                         1.35%                      89                 10.259637
                                                                         2.00%                     449                 10.237721
          Initial Deposit Funding ...............................           -                   50,000                 10.067840

      Janus AS - Capital Appreciation Portfolio - Service Shares
              2001 ..............................................        0.95%              11,473,119                  6.320884
                                                                         1.00%               6,028,134                  6.314727
                                                                         1.05%                 794,372                  6.308565
                                                                         1.10%               1,262,449                  6.302423
                                                                         1.15%                 598,603                  6.296270
                                                                         1.20%               7,038,310                  6.290120
                                                                         1.25%                 523,538                  6.283990
                                                                         1.30%               2,086,801                  6.277859
                                                                         1.35%                 727,701                  6.271720
                                                                         1.40%                 489,458                  6.265584
                                                                         1.45%                  82,720                  6.259448
                                                                         1.50%                 501,246                  6.253323
                                                                         1.55%                 112,849                  6.247210
                                                                         1.60%                  81,633                  6.241085
                                                                         1.65%                 238,877                  6.234962
                                                                         1.70%                  49,712                  6.228852
                                                                         1.75%                  16,557                  6.222739
                                                                         1.80%                  83,728                  6.216622
                                                                         1.85%                  10,413                  6.210517
                                                                         1.90%                   2,529                  6.204428
                                                                         1.95%                     412                  6.198324
                                                                         2.05%                  20,552                  6.186133
                                                                         2.10%                       8                  6.180038
                                                                         2.20%                   6,892                  6.167860
                                                                         0.95%  EV***        5,908,435                  9.680756
                                                                         1.00%  EV***        4,085,883                  9.666348
                                                                         1.05%  EV***          424,532                  9.651934
                                                                         1.10%  EV***        1,252,254                  9.637541

                                                                          CONTRACT            TOTAL
                                                                      OWNERS' EQUITY         RETURN**
                                                                      --------------         --------
                                                                              61,805           2.46%
                                                                               1,875          -1.30%  05/03/99
                                                                               1,312          -1.34%  05/03/99
                                                                              22,093          -1.37%  05/03/99
              1998 ..............................................         51,871,526          23.32%
                                                                          41,897,049          23.26%
                                                                           6,751,946          23.20%
                                                                              51,331          23.10%  10/01/98
                                                                                 640          23.08%  10/01/98
                                                                              29,054          24.22%  09/01/98
              1997 ..............................................          1,463,897           4.00%  11/03/97
                                                                             885,414           4.00%  11/03/97
                                                                             228,961           3.99%  11/03/97

      First Horizon Capital Appreciation Portfolio
              2001 ..............................................              5,977          10.88%  09/04/01
                                                                               2,309          10.50%  09/04/01
          Initial Deposit Funding ...............................            545,000           9.00%  09/04/01

      First Horizon Growth & Income Portfolio
              2001 ..............................................             42,572           2.73%  09/04/01
                                                                               6,572           2.68%  09/04/01
                                                                              55,614           2.65%  09/04/01
                                                                               2,607           2.63%  09/04/01
                                                                                 913           2.60%  09/04/01
                                                                               4,597           2.38%  09/04/01
          Initial Deposit Funding ...............................            503,392           0.70%  09/04/01

      Janus AS - Capital Appreciation Portfolio - Service Shares
              2001 ..............................................         72,520,254         -22.58%
                                                                          38,066,021         -22.62%
                                                                           5,011,347         -22.66%
                                                                           7,956,488         -22.70%
                                                                           3,768,966         -22.73%
                                                                          44,271,814         -22.77%
                                                                           3,289,908         -22.81%
                                                                          13,100,642         -22.85%
                                                                           4,563,937         -22.89%
                                                                           3,066,740         -22.93%
                                                                             517,782         -22.97%
                                                                           3,134,453         -23.01%
                                                                             704,991         -23.05%
                                                                             509,478         -23.09%
                                                                           1,489,389         -23.13%
                                                                             309,649         -23.17%
                                                                             103,030         -23.21%
                                                                             520,505         -23.25%
                                                                              64,670         -23.29%
                                                                              15,691         -23.33%
                                                                               2,554         -23.37%
                                                                             127,137         -23.44%
                                                                                  49         -23.48%
                                                                              42,509         -23.56%
                                                                          57,198,118         -23.08%
                                                                          39,495,567         -23.12%
                                                                           4,097,555         -23.16%
                                                                          12,068,649         -23.20%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.15%  EV***          422,951        9.623169
                                                                         1.20%  EV***          340,567        9.608796
                                                                         1.25%  EV***          241,145        9.594436
                                                                         1.30%  EV***           49,092        9.580104
                                                                         1.35%  EV***           64,270        9.565775
                                                                         1.40%  EV***          165,248        9.551475
                                                                         1.45%  EV***           77,550        9.537173
                                                                         1.50%  EV***          107,152        9.522886
                                                                         1.55%  EV***           67,618        9.508624
                                                                         1.60%  EV***           39,069        9.494382
                                                                         1.65%  EV***           19,951        9.480146
                                                                         1.70%  EV***           24,560        9.465904
                                                                         1.75%  EV***            3,511        9.451694
                                                                         1.80%  EV***            5,417        9.437500
                                                                         1.85%  EV***            1,246        9.423314
                                                                         1.90%  EV***              406        9.409142
                                                                         1.95%  EV***               56        9.394994
                                                                         2.00%  EV***               42        9.380841
              2000 ..............................................        0.95%               9,411,277        8.164119
                                                                         1.00%               6,347,257        8.160311
                                                                         1.05%                 803,607        8.156515
                                                                         1.10%                 585,869        8.152720
                                                                         1.15%                 310,561        8.148922
                                                                         1.20%               6,411,081        8.145127
                                                                         1.25%                 409,936        8.141323
                                                                         1.30%               2,424,845        8.137529
                                                                         1.35%                 408,367        8.133724
                                                                         1.40%                 205,198        8.129929
                                                                         1.45%                  74,713        8.126129
                                                                         1.50%                 389,193        8.122329
                                                                         1.55%                  43,414        8.118530
                                                                         1.60%                  25,619        8.114733
                                                                         1.65%                 123,519        8.110923
                                                                         1.70%                  21,395        8.107133
                                                                         1.75%                  48,477        8.103330
                                                                         1.80%                  50,621        8.099528
                                                                         0.95%  EV***        5,171,200       12.585443
                                                                         1.00%  EV***        4,279,748       12.573144
                                                                         1.05%  EV***          427,395       12.560833
                                                                         1.10%  EV***          841,186       12.548531
                                                                         1.15%  EV***          372,633       12.536247
                                                                         1.20%  EV***          288,715       12.523953
                                                                         1.25%  EV***          140,690       12.511670
                                                                         1.30%  EV***           11,263       12.499399
                                                                         1.35%  EV***           23,965       12.487127
                                                                         1.40%  EV***          118,431       12.474860
                                                                         1.45%  EV***           59,411       12.462604
                                                                         1.50%  EV***           72,579       12.450342
                                                                         1.55%  EV***           42,015       12.438108
                                                                         1.60%  EV***           30,634       12.425863
                                                                         1.65%  EV***           15,806       12.413636
                                                                         1.70%  EV***           10,872       12.401389
                                                                         1.75%  EV***            3,388       12.389174
                                                                         1.80%  EV***              127       12.376958

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                           4,070,129         -23.24%
                                                                           3,272,439         -23.28%
                                                                           2,313,650         -23.32%
                                                                             470,306         -23.36%
                                                                             614,792         -23.39%
                                                                           1,578,362         -23.43%
                                                                             739,608         -23.47%
                                                                           1,020,396         -23.51%
                                                                             642,954         -23.55%
                                                                             370,936         -23.59%
                                                                             189,138         -23.63%
                                                                             232,483         -23.67%
                                                                              33,185         -23.71%
                                                                              51,123         -23.75%
                                                                              11,741         -23.79%
                                                                               3,820         -23.83%
                                                                                 526         -23.87%
                                                                                 394         -23.91%
              2000 ..............................................         76,834,785         -18.36%  01/27/00
                                                                          51,795,591         -18.40%  01/27/00
                                                                           6,554,633         -18.43%  01/27/00
                                                                           4,776,426         -18.47%  01/27/00
                                                                           2,530,737         -18.51%  01/27/00
                                                                          52,219,069         -18.55%  01/27/00
                                                                           3,337,421         -18.59%  01/27/00
                                                                          19,732,247         -18.62%  01/27/00
                                                                           3,321,544         -18.66%  01/27/00
                                                                           1,668,245         -18.70%  01/27/00
                                                                             607,127         -18.74%  01/27/00
                                                                           3,161,154         -18.78%  01/27/00
                                                                             352,458         -18.81%  01/27/00
                                                                             207,891         -18.85%  01/27/00
                                                                           1,001,853         -18.89%  01/27/00
                                                                             173,452         -18.93%  01/27/00
                                                                             392,825         -18.97%  01/27/00
                                                                             410,006         -19.00%  01/27/00
                                                                          65,081,843         -18.63%  01/27/00
                                                                          53,809,888         -18.67%  01/27/00
                                                                           5,368,437         -18.70%  01/27/00
                                                                          10,555,649         -18.74%  01/27/00
                                                                           4,671,419         -18.78%  01/27/00
                                                                           3,615,853         -18.82%  01/27/00
                                                                           1,760,267         -18.86%  01/27/00
                                                                             140,781         -18.89%  01/27/00
                                                                             299,254         -18.93%  01/27/00
                                                                           1,477,410         -18.97%  01/27/00
                                                                             740,416         -19.01%  01/27/00
                                                                             903,633         -19.05%  01/27/00
                                                                             522,587         -19.08%  01/27/00
                                                                             380,654         -19.12%  01/27/00
                                                                             196,210         -19.16%  01/27/00
                                                                             134,828         -19.20%  01/27/00
                                                                              41,975         -19.24%  01/27/00
                                                                               1,572         -19.27%  01/27/00

                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.85%  EV***              225       12.364740
                                                                         1.90%  EV***              399       12.352534
                                                                         1.95%  EV***              151       12.340340
                                                                         2.00%  EV***               42       12.328129

      Janus AS - Global Technology Portfolio - Service Shares
              2001 ..............................................        0.95%               8,250,026        4.050734
                                                                         1.00%               4,514,955        4.046784
                                                                         1.05%                 599,052        4.042843
                                                                         1.10%                 814,233        4.038883
                                                                         1.15%                 403,451        4.034937
                                                                         1.20%               5,689,417        4.030994
                                                                         1.25%                 428,065        4.027049
                                                                         1.30%                 929,406        4.023106
                                                                         1.35%                 359,506        4.019173
                                                                         1.40%                 268,082        4.015227
                                                                         1.45%                  63,597        4.011291
                                                                         1.50%                 328,234        4.007355
                                                                         1.55%                  43,688        4.003432
                                                                         1.60%                  33,734        3.999498
                                                                         1.65%                 118,180        3.995569
                                                                         1.70%                  12,183        3.991639
                                                                         1.75%                  11,382        3.987735
                                                                         1.80%                  25,682        3.983793
                                                                         1.85%                   4,652        3.979883
                                                                         1.95%                     265        3.972038
                                                                         2.00%                     266        3.968131
                                                                         2.05%                   8,890        3.964208
                                                                         2.20%                   8,733        3.952480
                                                                         0.95%  EV***        6,754,051        3.997318
                                                                         1.00%  EV***        4,329,431        3.993343
                                                                         1.05%  EV***          538,399        3.989367
                                                                         1.10%  EV***        1,172,645        3.985403
                                                                         1.15%  EV***          478,950        3.981436
                                                                         1.20%  EV***          342,377        3.977467
                                                                         1.25%  EV***          267,902        3.973497
                                                                         1.30%  EV***           26,278        3.969541
                                                                         1.35%  EV***           50,585        3.965577
                                                                         1.40%  EV***          125,510        3.961628
                                                                         1.45%  EV***           54,831        3.957661
                                                                         1.50%  EV***           49,645        3.953705
                                                                         1.55%  EV***           78,987        3.949759
                                                                         1.60%  EV***           45,801        3.945808
                                                                         1.65%  EV***           28,905        3.941852
                                                                         1.70%  EV***           13,671        3.937906
                                                                         1.75%  EV***            6,199        3.933966
                                                                         1.80%  EV***            1,983        3.930021
                                                                         1.85%  EV***            1,421        3.926078
                                                                         1.90%  EV***              767        3.922138
                                                                         1.95%  EV***               43        3.918197
                                                                         2.00%  EV***               66        3.914265
              2000 ..............................................        0.95%               8,158,988        6.524649
                                                                         1.00%               4,867,293        6.521611
                                                                         1.05%                 565,403        6.518569
                                                                         1.10%                 510,539        6.515527
                                                                         1.15%                 242,219        6.512483

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                               2,782         -19.31%  01/27/00
                                                                               4,929         -19.35%  01/27/00
                                                                               1,863         -19.39%  01/27/00
                                                                                 518         -19.43%  01/27/00

      Janus AS - Global Technology Portfolio - Service Shares
              2001 ..............................................         33,418,661         -37.92%
                                                                          18,271,048         -37.95%
                                                                           2,421,873         -37.98%
                                                                           3,288,592         -38.01%
                                                                           1,627,899         -38.04%
                                                                          22,934,006         -38.07%
                                                                           1,723,839         -38.11%
                                                                           3,739,099         -38.14%
                                                                           1,444,917         -38.17%
                                                                           1,076,410         -38.20%
                                                                             255,106         -38.23%
                                                                           1,315,350         -38.26%
                                                                             174,902         -38.30%
                                                                             134,919         -38.33%
                                                                             472,196         -38.36%
                                                                              48,630         -38.39%
                                                                              45,388         -38.42%
                                                                             102,312         -38.45%
                                                                              18,514         -38.49%
                                                                               1,053         -38.55%
                                                                               1,056         -38.58%
                                                                              35,242         -38.61%
                                                                              34,517         -38.71%
                                                                          26,998,090         -38.50%
                                                                          17,288,903         -38.53%
                                                                           2,147,871         -38.56%
                                                                           4,673,463         -38.59%
                                                                           1,906,909         -38.63%
                                                                           1,361,793         -38.66%
                                                                           1,064,508         -38.69%
                                                                             104,312         -38.72%
                                                                             200,599         -38.75%
                                                                             497,224         -38.78%
                                                                             217,003         -38.82%
                                                                             196,282         -38.85%
                                                                             311,980         -38.88%
                                                                             180,722         -38.91%
                                                                             113,939         -38.94%
                                                                              53,835         -38.97%
                                                                              24,387         -39.01%
                                                                               7,793         -39.04%
                                                                               5,579         -39.07%
                                                                               3,008         -39.10%
                                                                                 168         -39.13%
                                                                                 258         -39.16%
              2000 ..............................................         53,234,533         -34.75%  01/27/00
                                                                          31,742,592         -34.78%  01/27/00
                                                                           3,685,618         -34.81%  01/27/00
                                                                           3,326,431         -34.84%  01/27/00
                                                                           1,577,447         -34.88%  01/27/00

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.20%               4,740,967        6.509446
                                                                         1.25%                 398,913        6.506406
                                                                         1.30%               1,251,253        6.503356
                                                                         1.35%                 276,658        6.500322
                                                                         1.40%                 128,053        6.497274
                                                                         1.45%                  66,776        6.494235
                                                                         1.50%                 287,381        6.491188
                                                                         1.55%                  31,984        6.488148
                                                                         1.60%                  10,258        6.485104
                                                                         1.65%                 101,925        6.482069
                                                                         1.70%                  12,689        6.479020
                                                                         1.75%                   7,738        6.475985
                                                                         1.80%                  12,017        6.472936
                                                                         2.00%                     261        6.460766
                                                                         0.95%  EV***        6,204,193        6.499606
                                                                         1.00%  EV***        4,140,670        6.496489
                                                                         1.05%  EV***          542,434        6.493376
                                                                         1.10%  EV***          910,169        6.490254
                                                                         1.15%  EV***          458,793        6.487133
                                                                         1.20%  EV***          343,621        6.484019
                                                                         1.25%  EV***          135,381        6.480897
                                                                         1.30%  EV***           10,160        6.477790
                                                                         1.35%  EV***           12,722        6.474660
                                                                         1.40%  EV***           92,047        6.471546
                                                                         1.45%  EV***           47,294        6.468423
                                                                         1.50%  EV***           50,903        6.465306
                                                                         1.55%  EV***           56,670        6.462183
                                                                         1.60%  EV***           20,518        6.459071
                                                                         1.65%  EV***           12,801        6.455949
                                                                         1.70%  EV***           13,276        6.452837
                                                                         1.75%  EV***            5,495        6.449714
                                                                         1.80%  EV***               25        6.446598
                                                                         1.85%  EV***              310        6.443478
                                                                         1.90%  EV***              226        6.440358
                                                                         1.95%  EV***              158        6.437232
                                                                         2.00%  EV***               66        6.434118

      Janus AS - International Growth Portfolio - Service Shares
              2001 ..............................................        0.95%               8,996,324        6.219459
                                                                         1.00%               4,288,523        6.213405
                                                                         1.05%                 585,134        6.207358
                                                                         1.10%               1,140,922        6.201296
                                                                         1.15%                 543,567        6.195252
                                                                         1.20%               6,335,649        6.189198
                                                                         1.25%                 430,148        6.183160
                                                                         1.30%               1,174,857        6.177123
                                                                         1.35%                 422,876        6.171086
                                                                         1.40%                 311,213        6.165048
                                                                         1.45%                  62,407        6.159009
                                                                         1.50%                 390,296        6.152979
                                                                         1.55%                  64,772        6.146956
                                                                         1.60%                  47,109        6.140922
                                                                         1.65%                 155,438        6.134915
                                                                         1.70%                  29,976        6.128895

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                          30,861,069         -34.91%  01/27/00
                                                                           2,595,490         -34.94%  01/27/00
                                                                           8,137,344         -34.97%  01/27/00
                                                                           1,798,366         -35.00%  01/27/00
                                                                             831,995         -35.03%  01/27/00
                                                                             433,659         -35.06%  01/27/00
                                                                           1,865,444         -35.09%  01/27/00
                                                                             207,517         -35.12%  01/27/00
                                                                              66,524         -35.15%  01/27/00
                                                                             660,685         -35.18%  01/27/00
                                                                              82,212         -35.21%  01/27/00
                                                                              50,111         -35.24%  01/27/00
                                                                              77,785         -35.27%  01/27/00
                                                                               1,686         -35.39%  01/27/00
                                                                          40,324,810         -35.05%  01/27/00
                                                                          26,899,817         -35.08%  01/27/00
                                                                           3,522,228         -35.11%  01/27/00
                                                                           5,907,228         -35.14%  01/27/00
                                                                           2,976,251         -35.17%  01/27/00
                                                                           2,228,045         -35.20%  01/27/00
                                                                             877,390         -35.23%  01/27/00
                                                                              65,814         -35.26%  01/27/00
                                                                              82,371         -35.29%  01/27/00
                                                                             595,686         -35.32%  01/27/00
                                                                             305,918         -35.35%  01/27/00
                                                                             329,103         -35.38%  01/27/00
                                                                             366,212         -35.41%  01/27/00
                                                                             132,527         -35.44%  01/27/00
                                                                              82,643         -35.47%  01/27/00
                                                                              85,668         -35.50%  01/27/00
                                                                              35,441         -35.53%  01/27/00
                                                                                 161         -35.56%  01/27/00
                                                                               1,997         -35.59%  01/27/00
                                                                               1,456         -35.62%  01/27/00
                                                                               1,017         -35.65%  01/27/00
                                                                                 425         -35.68%  01/27/00

      Janus AS - International Growth Portfolio - Service Shares
              2001 ..............................................         55,952,268         -24.16%
                                                                          26,646,330         -24.20%
                                                                           3,632,136         -24.24%
                                                                           7,075,195         -24.28%
                                                                           3,367,535         -24.32%
                                                                          39,212,586         -24.35%
                                                                           2,659,674         -24.39%
                                                                           7,257,236         -24.43%
                                                                           2,609,604         -24.47%
                                                                           1,918,643         -24.51%
                                                                             384,365         -24.55%
                                                                           2,401,483         -24.59%
                                                                             398,151         -24.62%
                                                                             289,293         -24.66%
                                                                             953,599         -24.70%
                                                                             183,720         -24.74%

                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.75%                  23,969        6.122880
                                                                         1.80%                  81,815        6.116877
                                                                         1.85%                   3,730        6.110859
                                                                         1.90%                       8        6.104844
                                                                         2.00%                     151        6.092844
                                                                         2.05%                     769        6.086848
                                                                         2.20%                   8,303        6.068862
                                                                         2.25%                   1,573        6.062871
                                                                         0.95%  EV***        3,693,116       10.877343
                                                                         1.00%  EV***        2,501,207       10.861143
                                                                         1.05%  EV***          304,128       10.844957
                                                                         1.10%  EV***          611,163       10.828785
                                                                         1.15%  EV***          254,829       10.812641
                                                                         1.20%  EV***          182,196       10.796492
                                                                         1.25%  EV***          161,535       10.780382
                                                                         1.30%  EV***           28,337       10.764275
                                                                         1.35%  EV***           45,327       10.748179
                                                                         1.40%  EV***          132,429       10.732105
                                                                         1.45%  EV***           45,007       10.716046
                                                                         1.50%  EV***           30,152       10.700008
                                                                         1.55%  EV***           57,713       10.683975
                                                                         1.60%  EV***           27,965       10.667972
                                                                         1.65%  EV***           15,936       10.651980
                                                                         1.70%  EV***            4,994       10.635992
                                                                         1.75%  EV***            3,951       10.620037
                                                                         1.80%  EV***            1,168       10.604097
                                                                         1.85%  EV***              863       10.588168
                                                                         1.90%  EV***              132       10.572252
                                                                         1.95%  EV***               23       10.556350
                                                                         2.00%  EV***               36       10.540466
                                                                         2.05%  EV***              157       10.524585
              2000 ..............................................        0.95%               7,884,779        8.200976
                                                                         1.00%               4,584,519        8.197162
                                                                         1.05%                 554,608        8.193350
                                                                         1.10%                 497,855        8.189524
                                                                         1.15%                 251,431        8.185713
                                                                         1.20%               5,319,082        8.181886
                                                                         1.25%                 298,709        8.178071
                                                                         1.30%               2,284,129        8.174255
                                                                         1.35%                 256,927        8.170438
                                                                         1.40%                 106,213        8.166613
                                                                         1.45%                  61,800        8.162793
                                                                         1.50%                 276,666        8.158972
                                                                         1.55%                  25,393        8.155155
                                                                         1.60%                  19,477        8.151333
                                                                         1.65%                  86,294        8.147522
                                                                         1.70%                  15,135        8.143702
                                                                         1.75%                  51,515        8.139885
                                                                         1.80%                  49,861        8.136062
                                                                         1.90%                       7        8.128419
                                                                         0.95%  EV***        3,481,085       14.439886
                                                                         1.00%  EV***        2,332,564       14.425767
                                                                         1.05%  EV***          313,797       14.411653
                                                                         1.10%  EV***          419,099       14.397554
                                                                         1.15%  EV***          226,581       14.383456

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                             146,759         -24.78%
                                                                             500,452         -24.82%
                                                                              22,794         -24.86%
                                                                                  49         -24.90%
                                                                                 920         -24.97%
                                                                               4,681         -25.01%
                                                                              50,390         -25.13%
                                                                               9,537         -25.17%
                                                                          40,171,289         -24.67%
                                                                          27,165,967         -24.71%
                                                                           3,298,255         -24.75%
                                                                           6,618,153         -24.79%
                                                                           2,755,374         -24.83%
                                                                           1,967,078         -24.86%
                                                                           1,741,409         -24.90%
                                                                             305,027         -24.94%
                                                                             487,183         -24.98%
                                                                           1,421,242         -25.02%
                                                                             482,297         -25.06%
                                                                             322,627         -25.10%
                                                                             616,604         -25.13%
                                                                             298,330         -25.17%
                                                                             169,750         -25.21%
                                                                              53,116         -25.25%
                                                                              41,960         -25.29%
                                                                              12,386         -25.33%
                                                                               9,138         -25.37%
                                                                               1,396         -25.40%
                                                                                 243         -25.44%
                                                                                 379         -25.48%
                                                                               1,652         -25.52%
              2000 ..............................................         64,662,883         -17.99%  01/27/00
                                                                          37,580,045         -18.03%  01/27/00
                                                                           4,544,097         -18.07%  01/27/00
                                                                           4,077,195         -18.10%  01/27/00
                                                                           2,058,142         -18.14%  01/27/00
                                                                          43,520,123         -18.18%  01/27/00
                                                                           2,442,863         -18.22%  01/27/00
                                                                          18,671,053         -18.26%  01/27/00
                                                                           2,099,206         -18.30%  01/27/00
                                                                             867,400         -18.33%  01/27/00
                                                                             504,461         -18.37%  01/27/00
                                                                           2,257,310         -18.41%  01/27/00
                                                                             207,084         -18.45%  01/27/00
                                                                             158,764         -18.49%  01/27/00
                                                                             703,082         -18.52%  01/27/00
                                                                             123,255         -18.56%  01/27/00
                                                                             419,326         -18.60%  01/27/00
                                                                             405,672         -18.64%  01/27/00
                                                                                  57         -18.72%  01/27/00
                                                                          50,266,471         -18.21%  01/27/00
                                                                          33,649,025         -18.25%  01/27/00
                                                                           4,522,333         -18.29%  01/27/00
                                                                           6,034,000         -18.33%  01/27/00
                                                                           3,259,018         -18.37%  01/27/00

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.20%  EV***          129,993       14.369363
                                                                         1.25%  EV***           98,855       14.355273
                                                                         1.30%  EV***           11,599       14.341204
                                                                         1.35%  EV***           17,844       14.327122
                                                                         1.40%  EV***          101,352       14.313062
                                                                         1.45%  EV***           32,293       14.298996
                                                                         1.50%  EV***           28,746       14.284951
                                                                         1.55%  EV***           24,232       14.270906
                                                                         1.60%  EV***           21,498       14.256879
                                                                         1.65%  EV***           14,610       14.242852
                                                                         1.70%  EV***            7,282       14.228817
                                                                         1.75%  EV***            3,356       14.214801
                                                                         1.80%  EV***              374       14.200799
                                                                         1.85%  EV***              161       14.186795
                                                                         1.90%  EV***              231       14.172799
                                                                         1.95%  EV***               67       14.158803
                                                                         2.00%  EV***               36       14.144816

      Nationwide(R) SAT - Capital Appreciation Fund Class I
              2001 ..............................................        0.95%               9,150,538        7.152671
                                                                         1.00%               5,079,026        7.137655
                                                                         1.05%                 981,588        7.122661
                                                                         1.10%                 507,114        6.624951
                                                                         1.15%                 157,657        6.614069
                                                                         1.20%               1,250,187        6.580071
                                                                         1.25%                 148,142        6.568981
                                                                         1.30%                 416,075        6.557891
                                                                         1.35%                 105,137        6.570618
                                                                         1.40%                  89,146        6.559782
                                                                         1.45%                  37,364        6.548971
                                                                         1.50%                  43,868        6.538172
                                                                         1.55%                  12,075        6.527385
                                                                         1.60%                  11,551        6.516595
                                                                         1.65%                  38,523        6.505832
                                                                         1.70%                   2,747        4.952256
                                                                         1.75%                   6,280        4.945547
                                                                         1.80%                   1,183        4.938830
                                                                         1.85%                     441        4.932123
                                                                         0.95%  EV***          782,262        6.538143
                                                                         1.00%  EV***          674,152        6.527358
                                                                         1.05%  EV***           31,392        6.516593
                                                                         1.10%  EV***           95,975        6.505831
                                                                         1.15%  EV***           19,400        6.495083
                                                                         1.20%  EV***           19,573        6.484348
                                                                         1.25%  EV***           64,125        5.221508
                                                                         1.30%  EV***            3,634        5.213630
                                                                         1.35%  EV***            9,338        5.205775
                                                                         1.40%  EV***           27,027        5.197909
                                                                         1.45%  EV***            3,056        5.190069
                                                                         1.50%  EV***            4,322        5.182224
                                                                         1.55%  EV***           19,251        5.174397
                                                                         1.60%  EV***            9,736        5.166564
                                                                         1.65%  EV***            3,780        5.158761
                                                                         1.70%  EV***            3,912        5.150943

                                                                           CONTRACT            TOTAL
                                                                        OWNERS' EQUITY        RETURN**
                                                                        --------------        --------
                                                                             1,867,917         -18.40%  01/27/00
                                                                             1,419,091         -18.44%  01/27/00
                                                                               166,344         -18.48%  01/27/00
                                                                               255,653         -18.52%  01/27/00
                                                                             1,450,657         -18.56%  01/27/00
                                                                               461,757         -18.59%  01/27/00
                                                                               410,635         -18.63%  01/27/00
                                                                               345,813         -18.67%  01/27/00
                                                                               306,494         -18.71%  01/27/00
                                                                               208,088         -18.75%  01/27/00
                                                                               103,614         -18.79%  01/27/00
                                                                                47,705         -18.82%  01/27/00
                                                                                 5,311         -18.86%  01/27/00
                                                                                 2,284         -18.90%  01/27/00
                                                                                 3,274         -18.94%  01/27/00
                                                                                   949         -18.98%  01/27/00
                                                                                   509         -19.01%  01/27/00

      Nationwide(R) SAT - Capital Appreciation Fund Class I
              2001 ..............................................           65,450,788         -28.82%
                                                                            36,252,335         -28.86%
                                                                             6,991,519         -28.89%
                                                                             3,359,605         -28.93%
                                                                             1,042,754         -28.97%
                                                                             8,226,319         -29.00%
                                                                               973,142         -29.04%
                                                                             2,728,574         -29.08%
                                                                               690,815         -29.11%
                                                                               584,778         -29.15%
                                                                               244,696         -29.18%
                                                                               286,817         -29.22%
                                                                                78,818         -29.26%
                                                                                75,273         -29.29%
                                                                               250,624         -29.33%
                                                                                13,604         -29.37%
                                                                                31,058         -29.40%
                                                                                 5,843         -29.44%
                                                                                 2,175         -29.47%
                                                                             5,114,541         -29.38%
                                                                             4,400,431         -29.41%
                                                                               204,569         -29.45%
                                                                               624,397         -29.49%
                                                                               126,005         -29.52%
                                                                               126,918         -29.56%
                                                                               334,829         -29.59%
                                                                                18,946         -29.63%
                                                                                48,612         -29.67%
                                                                               140,484         -29.70%
                                                                                15,861         -29.74%
                                                                                22,398         -29.78%
                                                                                99,612         -29.81%
                                                                                50,302         -29.85%
                                                                                19,500         -29.88%
                                                                                20,150         -29.92%

                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.75%  EV***              110        5.143138
                                                                         1.80%  EV***            2,585        5.135362
                                                                         1.90%  EV***              113        5.119799
              2000 ..............................................        0.95%              11,687,404       10.049026
                                                                         1.00%               6,688,260       10.033034
                                                                         1.05%               1,133,208       10.017067
                                                                         1.10%                 454,667        9.321861
                                                                         1.15%                 180,771        9.311292
                                                                         1.20%               1,262,244        9.268169
                                                                         1.25%                 164,322        9.257262
                                                                         1.30%                 573,406        9.246358
                                                                         1.35%                  73,093        9.269045
                                                                         1.40%                  68,136        9.258498
                                                                         1.45%                  26,761        9.247972
                                                                         1.50%                  48,929        9.237443
                                                                         1.55%                  11,462        9.226923
                                                                         1.65%                  31,847        9.205900
                                                                         1.70%                   2,474        7.011148
                                                                         1.75%                   2,716        7.005239
                                                                         1.80%                   3,523        6.999319
                                                                         0.95%  EV***          492,789        9.257800
                                                                         1.00%  EV***          376,453        9.247271
                                                                         1.05%  EV***           24,653        9.236751
                                                                         1.10%  EV***           45,132        9.226246
                                                                         1.15%  EV***            7,849        9.215746
                                                                         1.20%  EV***           19,498        9.205231
                                                                         1.25%  EV***           28,552        7.416323
                                                                         1.30%  EV***              741        7.408952
                                                                         1.35%  EV***              259        7.401596
                                                                         1.40%  EV***            7,357        7.394235
                                                                         1.45%  EV***            1,779        7.386879
                                                                         1.50%  EV***              259        7.379521
                                                                         1.55%  EV***            1,021        7.372182
                                                                         1.65%  EV***            2,275        7.357505
                                                                         1.70%  EV***              899        7.350153
                                                                         1.80%  EV***              155        7.335508
                                                                         1.90%  EV***              113        7.320856
              1999 ..............................................        0.95%              13,583,638       13.808913
                                                                         1.00%               7,874,195       13.793878
                                                                         1.05%               1,315,909       13.778852
                                                                         1.10%                 359,751       12.829034
                                                                         1.15%                 145,380       12.820934
                                                                         1.20%                 957,194       12.767993
                                                                         1.25%                  82,247       12.759401
                                                                         1.30%                 445,726       12.750810
                                                                         1.35%                  51,632       12.788549
                                                                         1.40%                  46,385       12.780450
                                                                         1.45%                  13,541       12.772360
                                                                         1.50%                  29,399       12.764281
                                                                         1.55%                   6,377       12.756184
                                                                         1.60%                   1,104       12.748099
                                                                         1.65%                  19,671       12.740010
                                                                         1.70%                     110        9.707627
                                                                         1.80%                   3,065        9.701077

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                                 566         -29.96%
                                                                              13,275         -29.99%
                                                                                 579         -30.07%
              2000 ..............................................        117,447,027         -27.23%
                                                                          67,103,540         -27.26%
                                                                          11,351,420         -27.30%
                                                                           4,238,343         -27.34%
                                                                           1,683,212         -27.37%
                                                                          11,698,691         -27.41%
                                                                           1,521,172         -27.45%
                                                                           5,301,917         -27.48%
                                                                             677,502         -27.52%
                                                                             630,837         -27.56%
                                                                             247,485         -27.59%
                                                                             451,979         -27.63%
                                                                             105,759         -27.67%
                                                                             293,180         -27.74%
                                                                              17,346         -27.78%
                                                                              19,026         -27.81%
                                                                              24,659         -27.85%
                                                                           4,562,142         -25.96%  01/21/00
                                                                           3,481,163         -26.00%  01/21/00
                                                                             227,714         -26.03%  01/21/00
                                                                             416,399         -26.07%  01/21/00
                                                                              72,334         -26.10%  01/21/00
                                                                             179,484         -26.14%  01/21/00
                                                                             211,751         -26.17%  01/21/00
                                                                               5,490         -26.21%  01/21/00
                                                                               1,917         -26.24%  01/21/00
                                                                              54,399         -26.28%  01/21/00
                                                                              13,141         -26.32%  01/21/00
                                                                               1,911         -26.35%  01/21/00
                                                                               7,527         -26.39%  01/21/00
                                                                              16,738         -26.46%  01/21/00
                                                                               6,608         -26.49%  01/21/00
                                                                               1,137         -26.56%  01/21/00
                                                                                 827         -26.63%  01/21/00
              1999 ..............................................        187,575,275           3.29%
                                                                         108,615,685           3.23%
                                                                          18,131,715           3.18%
                                                                           4,615,258           3.13%
                                                                           1,863,907           3.08%
                                                                          12,221,446           3.03%
                                                                           1,049,422           2.97%
                                                                           5,683,368           2.92%
                                                                             660,298           2.87%
                                                                             592,821           2.82%
                                                                             172,951           2.77%
                                                                             375,257           2.71%
                                                                              81,346           2.66%
                                                                              14,074           2.61%
                                                                             250,609           2.56%
                                                                               1,068          -2.92%  05/03/99
                                                                              29,734          -2.99%  05/03/99

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
              1998 ..............................................        0.95%               8,932,889       13.369463
                                                                         1.00%               4,786,713       13.361662
                                                                         1.05%                 890,825       13.353842
                                                                         1.10%                  13,141       12.439602
                                                                         1.15%                   3,567       12.438039
                                                                         1.20%                   2,759       12.392954
                                                                         1.25%                     203       12.390885
                                                                         1.35%                      51       12.431774
              1997 ..............................................        0.95%                 150,657       10.385596
                                                                         1.00%                  77,292       10.384765
                                                                         1.05%                  28,321       10.383931

      Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I
              2001 ..............................................        0.95%               3,394,845       14.589867
                                                                         1.00%               1,439,691       14.559258
                                                                         1.05%                 265,789       14.528686
                                                                         1.10%                 330,402       16.298133
                                                                         1.15%                 135,757       16.271356
                                                                         1.20%               1,150,432       16.253946
                                                                         1.25%                 110,269       16.226571
                                                                         1.30%                 265,378       16.199200
                                                                         1.35%                 126,829       16.164624
                                                                         1.40%                 125,887       16.138025
                                                                         1.45%                  12,491       16.111432
                                                                         1.50%                  59,197       16.084876
                                                                         1.55%                  24,180       16.058378
                                                                         1.60%                  21,837       16.031888
                                                                         1.65%                  35,981       16.005443
                                                                         1.70%                   8,549       12.577501
                                                                         1.75%                   5,760       12.560435
                                                                         1.80%                  17,754       12.543420
                                                                         1.85%                   3,130       12.526391
                                                                         1.95%                     324       12.492426
                                                                         2.00%                     100       12.475451
                                                                         2.05%                   9,877       12.458494
                                                                         2.15%                       8       12.424639
                                                                         2.20%                   4,288       12.407725
                                                                         2.25%                   1,478       10.678915
                                                                         0.95%  EV***        1,295,184       16.156322
                                                                         1.00%  EV***          864,969       16.129724
                                                                         1.05%  EV***           73,863       16.103170
                                                                         1.10%  EV***          330,553       16.076657
                                                                         1.15%  EV***          150,978       16.050159
                                                                         1.20%  EV***           57,933       16.023703
                                                                         1.25%  EV***           90,669       12.988722
                                                                         1.30%  EV***           14,477       12.969206
                                                                         1.35%  EV***           23,643       12.949707
                                                                         1.40%  EV***           63,264       12.930207
                                                                         1.45%  EV***           14,252       12.910766
                                                                         1.50%  EV***           16,010       12.891295
                                                                         1.55%  EV***           35,805       12.871877
                                                                         1.60%  EV***           23,348       12.852495
                                                                         1.65%  EV***            3,526       12.833076
                                                                         1.70%  EV***           12,618       12.813721

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
              1998 ..............................................        119,427,929          28.73%
                                                                          63,958,441          28.67%
                                                                          11,895,936          28.60%
                                                                             163,469          24.40%  10/01/98
                                                                              44,366          24.38%  10/01/98
                                                                              34,192          23.93%  09/01/98
                                                                               2,515          23.91%  09/01/98
                                                                                 634          24.32%  10/01/98
              1997 ..............................................          1,564,663           3.86%  11/03/97
                                                                             802,659           3.85%  11/03/97
                                                                             294,083           3.84%  11/03/97

      Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I
              2001 ..............................................         49,530,337          -2.25%
                                                                          20,960,833          -2.30%
                                                                           3,861,565          -2.35%
                                                                           5,384,936          -2.40%
                                                                           2,208,950          -2.45%
                                                                          18,699,060          -2.50%
                                                                           1,789,288          -2.55%
                                                                           4,298,911          -2.60%
                                                                           2,050,143          -2.65%
                                                                           2,031,568          -2.70%
                                                                             201,248          -2.75%
                                                                             952,176          -2.79%
                                                                             388,292          -2.84%
                                                                             350,088          -2.89%
                                                                             575,892          -2.94%
                                                                             107,525          -2.99%
                                                                              72,348          -3.04%
                                                                             222,696          -3.09%
                                                                              39,208          -3.14%
                                                                               4,048          -3.24%
                                                                               1,248          -3.29%
                                                                             123,053          -3.34%
                                                                                  99          -3.44%
                                                                              53,204          -3.49%
                                                                              15,783          -3.54%
                                                                          20,925,410          -2.70%
                                                                          13,951,711          -2.75%
                                                                           1,189,428          -2.80%
                                                                           5,314,187          -2.85%
                                                                           2,423,221          -2.90%
                                                                             928,301          -2.95%
                                                                           1,177,674          -3.00%
                                                                             187,755          -3.05%
                                                                             306,170          -3.10%
                                                                             818,017          -3.15%
                                                                             184,004          -3.19%
                                                                             206,390          -3.24%
                                                                             460,878          -3.29%
                                                                             300,080          -3.34%
                                                                              45,249          -3.39%
                                                                             161,684          -3.44%

                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.75%  EV***            1,785       12.794380
                                                                         1.80%  EV***            1,949       12.775041
                                                                         1.85%  EV***            4,114       12.755715
                                                                         1.90%  EV***               77       12.736428
                                                                         1.95%  EV***           10,323       12.717157
                                                                         2.10%  EV***            2,445       12.659454
                                                                         2.20%  EV***               25       12.621076
                                                                         2.25%  EV***              229       12.601913
              2000 ..............................................        0.95%               1,946,949       14.925432
                                                                         1.00%               1,028,703       14.901697
                                                                         1.05%                 211,846       14.877970
                                                                         1.10%                  68,310       16.698444
                                                                         1.15%                  22,166       16.679519
                                                                         1.20%                 721,507       16.670157
                                                                         1.25%                  38,315       16.650563
                                                                         1.30%                 192,526       16.630966
                                                                         1.35%                  36,362       16.603938
                                                                         1.40%                  16,625       16.585077
                                                                         1.45%                   7,090       16.566203
                                                                         1.50%                  15,949       16.547367
                                                                         1.55%                   4,409       16.528554
                                                                         1.60%                     335       16.509731
                                                                         1.65%                   7,992       16.490935
                                                                         1.70%                   3,656       12.965645
                                                                         1.75%                   1,998       12.954698
                                                                         1.80%                   1,823       12.943788
                                                                         0.95%  EV***          589,632       16.604295
                                                                         1.00%  EV***          566,544       16.585430
                                                                         1.05%  EV***           47,830       16.566592
                                                                         1.10%  EV***           63,485       16.547780
                                                                         1.15%  EV***           30,588       16.528970
                                                                         1.20%  EV***           18,778       16.510158
                                                                         1.25%  EV***           14,853       13.389901
                                                                         1.30%  EV***            1,227       13.376641
                                                                         1.35%  EV***            2,516       13.363375
                                                                         1.40%  EV***            5,958       13.350095
                                                                         1.45%  EV***            8,380       13.336857
                                                                         1.50%  EV***            2,237       13.323595
                                                                         1.55%  EV***            1,359       13.310362
                                                                         1.60%  EV***              663       13.297147
                                                                         1.65%  EV***            1,624       13.283898
                                                                         1.70%  EV***              897       13.270679
                                                                         1.75%  EV***            1,955       13.257459
                                                                         1.80%  EV***               70       13.244257
                                                                         1.90%  EV***               77       13.217852
              1999 ..............................................        0.95%                 560,588       13.078919
                                                                         1.00%                 352,598       13.064679
                                                                         1.05%                  89,094       13.050437
                                                                         1.10%                   6,989       14.654661
                                                                         1.15%                     957       14.645409
                                                                         1.20%                  83,112       14.644558
                                                                         1.25%                   3,140       14.634711
                                                                         1.30%                  10,915       14.624858
                                                                         1.35%                   2,985       14.608445
                                                                         1.40%                     871       14.599208

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                              22,838          -3.49%
                                                                              24,899          -3.54%
                                                                              52,477          -3.59%
                                                                                 981          -3.64%
                                                                             131,279          -3.69%
                                                                              30,952          -3.84%
                                                                                 316          -3.94%
                                                                               2,886          -3.99%
              2000 ..............................................         29,059,055          14.12%
                                                                          15,329,420          14.06%
                                                                           3,151,838          14.00%
                                                                           1,140,671          13.95%
                                                                             369,718          13.89%
                                                                          12,027,635          13.83%
                                                                             637,966          13.77%
                                                                           3,201,893          13.72%
                                                                             603,752          13.66%
                                                                             275,727          13.60%
                                                                             117,454          13.55%
                                                                             263,914          13.49%
                                                                              72,874          13.43%
                                                                               5,531          13.37%
                                                                             131,796          13.32%
                                                                              47,402          13.26%
                                                                              25,883          13.20%
                                                                              23,597          13.14%
                                                                           9,790,424          11.71%  01/21/00
                                                                           9,396,376          11.66%  01/21/00
                                                                             792,380          11.60%  01/21/00
                                                                           1,050,536          11.55%  01/21/00
                                                                             505,588          11.50%  01/21/00
                                                                             310,028          11.44%  01/21/00
                                                                             198,880          11.39%  01/21/00
                                                                              16,413          11.34%  01/21/00
                                                                              33,622          11.29%  01/21/00
                                                                              79,540          11.23%  01/21/00
                                                                             111,763          11.18%  01/21/00
                                                                              29,805          11.13%  01/21/00
                                                                              18,089          11.07%  01/21/00
                                                                               8,816          11.02%  01/21/00
                                                                              21,573          10.97%  01/21/00
                                                                              11,904          10.91%  01/21/00
                                                                              25,918          10.86%  01/21/00
                                                                                 927          10.81%  01/21/00
                                                                               1,018          10.70%  01/21/00
              1999 ..............................................          7,331,885          19.77%
                                                                           4,606,580          19.71%
                                                                           1,162,716          19.65%
                                                                             102,421          19.59%
                                                                              14,016          19.53%
                                                                           1,217,139          19.47%
                                                                              45,953          19.41%
                                                                             159,630          19.35%
                                                                              43,606          19.29%
                                                                              12,716          19.23%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.50%                     923       14.580726
                                                                         1.55%                   2,028       14.571500
                                                                         1.65%                     120       14.553031
              1998 ..............................................        0.95%                 356,878       10.919701
                                                                         1.00%                 249,626       10.913315
                                                                         1.05%                  55,569       10.906928
                                                                         1.10%                   1,284       12.253848
                                                                         1.15%                      81       12.252304
              1997 ..............................................        0.95%                   8,862        9.949100
                                                                         1.00%                   9,538        9.948304
                                                                         1.05%                   4,625        9.947507

      Nationwide(R) SAT - Federated Equity Income Fund Class I
              2001 ..............................................        0.95%               1,297,710       10.476789
                                                                         1.00%                 898,268       10.454831
                                                                         1.05%                 177,336       10.432880
                                                                         1.10%                  70,024       10.661295
                                                                         1.15%                  99,022       10.643778
                                                                         1.20%                 466,752       10.702140
                                                                         1.25%                  36,735       10.684106
                                                                         1.30%                 115,643       10.666092
                                                                         1.35%                  46,888       10.573946
                                                                         1.40%                  31,542       10.556552
                                                                         1.45%                  12,184       10.539153
                                                                         1.50%                  21,811       10.521790
                                                                         1.55%                   9,144       10.504440
                                                                         1.60%                   7,809       10.487119
                                                                         1.65%                  11,603       10.469799
                                                                         1.70%                   2,846        8.177730
                                                                         1.75%                   2,330        8.166647
                                                                         1.80%                   6,067        8.155563
                                                                         1.85%                     658        8.144524
                                                                         2.05%                   6,356        8.100362
                                                                         2.10%                   3,153        8.089339
                                                                         0.95%  EV***          377,529       10.552428
                                                                         1.00%  EV***          337,795       10.535058
                                                                         1.05%  EV***           75,605       10.517716
                                                                         1.10%  EV***          121,127       10.500390
                                                                         1.15%  EV***           46,387       10.483074
                                                                         1.20%  EV***           29,888       10.465769
                                                                         1.25%  EV***            9,203        8.748134
                                                                         1.30%  EV***            1,666        8.734978
                                                                         1.35%  EV***              981        8.721848
                                                                         1.40%  EV***           12,060        8.708705
                                                                         1.45%  EV***            1,248        8.695580
                                                                         1.50%  EV***            8,251        8.682484
                                                                         1.55%  EV***           22,436        8.669399
                                                                         1.65%  EV***            1,505        8.643243
                                                                         1.75%  EV***              105        8.617159
                                                                         1.80%  EV***               89        8.604129
              2000 ..............................................        0.95%               1,349,271       12.041215
                                                                         1.00%               1,027,331       12.022088
                                                                         1.05%                 195,943       12.002951
                                                                         1.10%                  25,845       12.271980

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                              13,458          19.11%
                                                                              29,551          19.05%
                                                                               1,746          18.93%
              1998 ..............................................          3,897,001           9.76%
                                                                           2,724,247           9.70%
                                                                             606,087           9.64%
                                                                              15,734          22.54%  10/01/98
                                                                                 992          22.52%  10/01/98
              1997 ..............................................             88,169          -0.51%  11/03/97
                                                                              94,887          -0.52%  11/03/97
                                                                              46,007          -0.53%  11/03/97

      Nationwide(R) SAT - Federated Equity Income Fund Class I
              2001 ..............................................         13,595,834         -12.99%
                                                                           9,391,240         -13.04%
                                                                           1,850,125         -13.08%
                                                                             746,547         -13.12%
                                                                           1,053,968         -13.17%
                                                                           4,995,245         -13.21%
                                                                             392,481         -13.26%
                                                                           1,233,459         -13.30%
                                                                             495,791         -13.35%
                                                                             332,975         -13.39%
                                                                             128,409         -13.43%
                                                                             229,491         -13.48%
                                                                              96,053         -13.52%
                                                                              81,894         -13.57%
                                                                             121,481         -13.61%
                                                                              23,274         -13.66%
                                                                              19,028         -13.70%
                                                                              49,480         -13.74%
                                                                               5,359         -13.79%
                                                                              51,486         -13.97%
                                                                              25,506         -14.01%
                                                                           3,983,848         -13.49%
                                                                           3,558,690         -13.53%
                                                                             795,192         -13.58%
                                                                           1,271,881         -13.62%
                                                                             486,278         -13.66%
                                                                             312,801         -13.71%
                                                                              80,509         -13.75%
                                                                              14,552         -13.80%
                                                                               8,556         -13.84%
                                                                             105,027         -13.88%
                                                                              10,852         -13.93%
                                                                              71,639         -13.97%
                                                                             194,507         -14.02%
                                                                              13,008         -14.11%
                                                                                 905         -14.19%
                                                                                 766         -14.24%
              2000 ..............................................         16,246,862         -11.47%
                                                                          12,350,664         -11.51%
                                                                           2,351,894         -11.56%
                                                                             317,169         -11.60%

                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.15%                  24,922       12.258057
                                                                         1.20%                 439,625       12.331560
                                                                         1.25%                  21,520       12.317063
                                                                         1.30%                 145,035       12.302565
                                                                         1.35%                  20,896       12.202501
                                                                         1.40%                   7,896       12.188636
                                                                         1.45%                  11,477       12.174767
                                                                         1.50%                  14,725       12.160926
                                                                         1.55%                   2,210       12.147081
                                                                         1.60%                   3,942       12.133258
                                                                         1.65%                  13,049       12.119427
                                                                         1.70%                  50,938        9.471062
                                                                         1.75%                   3,808        9.463069
                                                                         1.80%                      12        9.455077
                                                                         0.95%  EV***          337,971       12.197466
                                                                         1.00%  EV***          303,538       12.183617
                                                                         1.05%  EV***           73,598       12.169785
                                                                         1.10%  EV***           91,737       12.155951
                                                                         1.15%  EV***           34,836       12.142125
                                                                         1.20%  EV***            9,076       12.128301
                                                                         1.25%  EV***           17,979       10.143007
                                                                         1.30%  EV***              480       10.132945
                                                                         1.35%  EV***              474       10.122906
                                                                         1.40%  EV***            8,491       10.112844
                                                                         1.45%  EV***              393       10.102797
                                                                         1.50%  EV***           10,061       10.092770
                                                                         1.55%  EV***            5,842       10.082728
                                                                         1.65%  EV***            1,173       10.062671
                                                                         1.75%  EV***               87       10.042633
                                                                         1.80%  EV***               91       10.032626
              1999 ..............................................        0.95%                 944,848       13.600816
                                                                         1.00%                 740,422       13.586032
                                                                         1.05%                 140,273       13.571227
                                                                         1.10%                   6,744       13.882376
                                                                         1.15%                   2,578       13.873607
                                                                         1.20%                  97,434       13.963829
                                                                         1.25%                   3,768       13.954430
                                                                         1.30%                  26,452       13.945030
                                                                         1.35%                   4,734       13.838584
                                                                         1.40%                   2,220       13.829829
                                                                         1.45%                     230       13.821079
                                                                         1.50%                   3,648       13.812331
                                                                         1.65%                     690       13.786084
                                                                         1.70%                     102       10.778958
                                                                         1.75%                     191       10.775320
              1998 ..............................................        0.95%                 577,515       11.588459
                                                                         1.00%                 445,887       11.581699
                                                                         1.05%                  79,131       11.574924
                                                                         1.10%                      17       11.846282
                                                                         1.15%                      58       11.844786
                                                                         1.20%                   1,552       11.927845
              1997 ..............................................        0.95%                  38,169       10.161693
                                                                         1.00%                  15,095       10.160882
                                                                         1.05%                   5,069       10.160070

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                             305,495         -11.64%
                                                                           5,421,262         -11.69%
                                                                             265,063         -11.73%
                                                                           1,784,303         -11.78%
                                                                             254,983         -11.82%
                                                                              96,241         -11.87%
                                                                             139,730         -11.91%
                                                                             179,070         -11.96%
                                                                              26,845         -12.00%
                                                                              47,829         -12.04%
                                                                             158,146         -12.09%
                                                                             482,437         -12.13%
                                                                              36,035         -12.18%
                                                                                 113         -12.22%
                                                                           4,122,390         -14.11%  01/21/00
                                                                           3,698,191         -14.15%  01/21/00
                                                                             895,672         -14.19%  01/21/00
                                                                           1,115,150         -14.23%  01/21/00
                                                                             422,983         -14.27%  01/21/00
                                                                             110,076         -14.31%  01/21/00
                                                                             182,361         -14.35%  01/21/00
                                                                               4,864         -14.39%  01/21/00
                                                                               4,798         -14.43%  01/21/00
                                                                              85,868         -14.48%  01/21/00
                                                                               3,970         -14.52%  01/21/00
                                                                             101,543         -14.56%  01/21/00
                                                                              58,903         -14.60%  01/21/00
                                                                              11,804         -14.68%  01/21/00
                                                                                 874         -14.76%  01/21/00
                                                                                 913         -14.80%  01/21/00
              1999 ..............................................         12,850,704          17.37%
                                                                          10,059,397          17.31%
                                                                           1,903,677          17.25%
                                                                              93,623          17.19%
                                                                              35,766          17.13%
                                                                           1,360,552          17.07%
                                                                              52,580          17.01%
                                                                             368,874          16.95%
                                                                              65,512          16.89%
                                                                              30,702          16.83%
                                                                               3,179          16.77%
                                                                              50,387          16.71%
                                                                               9,512          16.54%
                                                                               1,099           7.79%  05/03/99
                                                                               2,058           7.75%  05/03/99
              1998 ..............................................          6,692,509          14.04%
                                                                           5,164,129          13.98%
                                                                             915,935          13.93%
                                                                                 201          18.46%  10/01/98
                                                                                 687          18.45%  10/01/98
                                                                              18,512          19.28%  09/01/98
              1997 ..............................................            387,862           1.62%  11/03/97
                                                                             153,379           1.61%  11/03/97
                                                                              51,501           1.60%  11/03/97

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
      Nationwide(R) SAT - Federated High Income Bond Fund Class I
              2001 ..............................................        0.95%               3,208,923       10.258387
                                                                         1.00%               1,501,540       10.236873
                                                                         1.05%                 395,986       10.215382
                                                                         1.10%                 248,997        9.866328
                                                                         1.15%                  98,213        9.850124
                                                                         1.20%               1,368,108       10.044539
                                                                         1.25%                  74,770       10.027593
                                                                         1.30%                 212,284       10.010690
                                                                         1.35%                 242,403        9.785504
                                                                         1.40%                 145,208        9.769394
                                                                         1.45%                  30,858        9.753315
                                                                         1.50%                  64,682        9.737236
                                                                         1.55%                  23,980        9.721174
                                                                         1.60%                   8,502        9.705141
                                                                         1.65%                  24,856        9.689126
                                                                         1.70%                   2,735        8.938092
                                                                         1.75%                   5,979        8.925976
                                                                         1.80%                   6,745        8.913897
                                                                         1.85%                   1,093        8.901799
                                                                         1.95%                     237        8.877656
                                                                         2.05%                   1,014        8.853567
                                                                         2.20%                   3,246        8.817499
                                                                         0.95%  EV***          825,096        9.768707
                                                                         1.00%  EV***          363,188        9.752635
                                                                         1.05%  EV***           66,017        9.736583
                                                                         1.10%  EV***          224,336        9.720523
                                                                         1.15%  EV***           74,547        9.704496
                                                                         1.20%  EV***           55,812        9.688491
                                                                         1.25%  EV***           38,556        9.338215
                                                                         1.30%  EV***           33,006        9.324183
                                                                         1.35%  EV***            3,175        9.310147
                                                                         1.40%  EV***           37,521        9.296130
                                                                         1.45%  EV***           14,212        9.282134
                                                                         1.50%  EV***            3,750        9.268144
                                                                         1.55%  EV***           21,811        9.254189
                                                                         1.60%  EV***           15,737        9.240228
                                                                         1.65%  EV***            2,393        9.226284
                                                                         1.70%  EV***           11,655        9.212355
                                                                         1.75%  EV***              307        9.198433
                                                                         1.85%  EV***              478        9.170645
                                                                         2.10%  EV***              439        9.101420
              2000 ..............................................        0.95%               2,338,128        9.938283
                                                                         1.00%               1,480,361        9.922475
                                                                         1.05%                 458,389        9.906674
                                                                         1.10%                  36,518        9.573036
                                                                         1.15%                  20,663        9.562175
                                                                         1.20%                 487,952        9.755865
                                                                         1.25%                  23,638        9.744373
                                                                         1.30%                 137,722        9.732895
                                                                         1.35%                  38,690        9.518824
                                                                         1.40%                  15,984        9.507993
                                                                         1.45%                   3,331        9.497186
                                                                         1.50%                  19,650        9.486372

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
      Nationwide(R) SAT - Federated High Income Bond Fund Class I
              2001 ..............................................         32,918,374           3.22%
                                                                          15,371,074           3.17%
                                                                           4,045,148           3.12%
                                                                           2,456,686           3.06%
                                                                             967,410           3.01%
                                                                          13,742,014           2.96%
                                                                             749,763           2.91%
                                                                           2,125,109           2.85%
                                                                           2,372,036           2.80%
                                                                           1,418,594           2.75%
                                                                             300,968           2.70%
                                                                             629,824           2.64%
                                                                             233,114           2.59%
                                                                              82,513           2.54%
                                                                             240,833           2.49%
                                                                              24,446           2.43%
                                                                              53,368           2.38%
                                                                              60,124           2.33%
                                                                               9,730           2.28%
                                                                               2,104           2.17%
                                                                               8,978           2.07%
                                                                              28,622           1.91%
                                                                           8,060,121           2.74%
                                                                           3,542,040           2.69%
                                                                             642,780           2.64%
                                                                           2,180,663           2.58%
                                                                             723,441           2.53%
                                                                             540,734           2.48%
                                                                             360,044           2.43%
                                                                             307,754           2.37%
                                                                              29,560           2.32%
                                                                             348,800           2.27%
                                                                             131,918           2.22%
                                                                              34,756           2.16%
                                                                             201,843           2.11%
                                                                             145,413           2.06%
                                                                              22,078           2.01%
                                                                             107,370           1.95%
                                                                               2,824           1.90%
                                                                               4,384           1.80%
                                                                               3,996           1.53%
              2000 ..............................................         23,236,978          -9.14%
                                                                          14,688,845          -9.19%
                                                                           4,541,110          -9.23%
                                                                             349,588          -9.28%
                                                                             197,583          -9.33%
                                                                           4,760,394          -9.37%
                                                                             230,337          -9.42%
                                                                           1,340,434          -9.46%
                                                                             368,283          -9.51%
                                                                             151,976          -9.55%
                                                                              31,635          -9.60%
                                                                             186,407          -9.65%

                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.55%                   3,616        9.475563
                                                                         1.60%                     596        9.464778
                                                                         1.65%                   3,734        9.453988
                                                                         1.70%                     258        8.725646
                                                                         1.75%                   1,655        8.718281
                                                                         1.80%                     789        8.710943
                                                                         0.95%  EV***          281,342        9.508186
                                                                         1.00%  EV***          103,771        9.497374
                                                                         1.05%  EV***           41,890        9.486588
                                                                         1.10%  EV***           45,488        9.475782
                                                                         1.15%  EV***           33,224        9.464990
                                                                         1.20%  EV***           13,700        9.454222
                                                                         1.25%  EV***            4,991        9.117076
                                                                         1.30%  EV***              683        9.108029
                                                                         1.35%  EV***              768        9.098990
                                                                         1.40%  EV***            5,547        9.089938
                                                                         1.45%  EV***            3,041        9.080912
                                                                         1.50%  EV***              481        9.071884
                                                                         1.55%  EV***              572        9.062865
                                                                         1.65%  EV***              399        9.044819
                                                                         1.80%  EV***              230        9.017797
              1999 ..............................................        0.95%               2,224,331       10.938415
                                                                         1.00%               1,500,846       10.926498
                                                                         1.05%                 465,883       10.914588
                                                                         1.10%                  11,623       10.552305
                                                                         1.15%                   1,386       10.545637
                                                                         1.20%                 213,204       10.764664
                                                                         1.25%                  12,430       10.757403
                                                                         1.30%                 116,333       10.750149
                                                                         1.35%                  16,103       10.519004
                                                                         1.40%                   2,864       10.512337
                                                                         1.45%                   2,283       10.505688
                                                                         1.50%                   6,368       10.499020
                                                                         1.55%                     327       10.492359
                                                                         1.60%                     131       10.485712
                                                                         1.65%                   1,098       10.479056
              1998 ..............................................        0.95%               1,365,905       10.701912
                                                                         1.00%               1,071,196       10.695657
                                                                         1.05%                 365,757       10.689393
                                                                         1.10%                      85       10.339812
                                                                         1.15%                       2       10.338506
                                                                         1.20%                   1,173       10.558563
                                                                         1.25%                     151       10.556787
              1997 ..............................................        0.95%                  48,707       10.212505
                                                                         1.00%                  23,079       10.211688
                                                                         1.05%                  17,715       10.210867

      Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I

              2001 ..............................................        0.95%                 123,737        8.162972
                                                                         1.00%                  78,434        8.157826
                                                                         1.05%                  14,775        8.152672
                                                                         1.10%                  17,341        8.147532
                                                                         1.15%                  16,659        8.142380
                                                                         1.20%                 116,209        8.137235
                                                                         1.25%                   4,644        8.132085
                                                                         1.30%                  16,936        8.126945

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                              34,264          -9.69%
                                                                               5,641          -9.74%
                                                                              35,301          -9.78%
                                                                               2,251          -9.83%
                                                                              14,429          -9.87%
                                                                               6,873          -9.92%
                                                                           2,675,052          -8.24%  01/21/00
                                                                             985,552          -8.28%  01/21/00
                                                                             397,393          -8.32%  01/21/00
                                                                             431,034          -8.37%  01/21/00
                                                                             314,465          -8.41%  01/21/00
                                                                             129,523          -8.46%  01/21/00
                                                                              45,503          -8.50%  01/21/00
                                                                               6,221          -8.54%  01/21/00
                                                                               6,988          -8.59%  01/21/00
                                                                              50,422          -8.63%  01/21/00
                                                                              27,615          -8.67%  01/21/00
                                                                               4,364          -8.72%  01/21/00
                                                                               5,184          -8.76%  01/21/00
                                                                               3,609          -8.85%  01/21/00
                                                                               2,074          -8.98%  01/21/00
              1999 ..............................................         24,330,656           2.21%
                                                                          16,398,991           2.16%
                                                                           5,084,921           2.11%
                                                                             122,649           2.06%
                                                                              14,616           2.00%
                                                                           2,295,069           1.95%
                                                                             133,715           1.90%
                                                                           1,250,597           1.85%
                                                                             169,388           1.80%
                                                                              30,107           1.75%
                                                                              23,984           1.69%
                                                                              66,858           1.64%
                                                                               3,431           1.59%
                                                                               1,374           1.54%
                                                                              11,506           1.49%
              1998 ..............................................         14,617,795           4.79%
                                                                          11,457,145           4.74%
                                                                           3,909,720           4.69%
                                                                                 879           3.40%  10/01/98
                                                                                  21           3.39%  10/01/98
                                                                              12,385           5.59%  09/01/98
                                                                               1,594           5.57%  09/01/98
              1997 ..............................................            497,420           2.13%  11/03/97
                                                                             235,676           2.12%  11/03/97
                                                                             180,886           2.11%  11/03/97

      Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I

              2001 ..............................................          1,010,062          -6.09%
                                                                             639,851          -6.14%
                                                                             120,456          -6.18%
                                                                             141,286          -6.23%
                                                                             135,644          -6.28%
                                                                             945,620          -6.33%
                                                                              37,765          -6.38%
                                                                             137,638          -6.42%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.35%                  42,287        8.121795
                                                                         1.40%                   5,193        8.116661
                                                                         1.45%                     133        8.111518
                                                                         1.50%                     307        8.106355
                                                                         1.55%                   1,040        8.101230
                                                                         1.65%                   3,691        8.090952
                                                                         1.70%                     279        8.085801
                                                                         1.75%                   3,847        8.080662
                                                                         1.80%                     932        8.075525
                                                                         0.95%  EV***          184,804        6.981526
                                                                         1.00%  EV***           13,986        6.976785
                                                                         1.05%  EV***            2,615        6.972040
                                                                         1.10%  EV***           21,836        6.967300
                                                                         1.15%  EV***            3,818        6.962569
                                                                         1.20%  EV***            3,933        6.957837
                                                                         1.25%  EV***            1,573        6.953093
                                                                         1.30%  EV***               81        6.948357
                                                                         1.35%  EV***            1,739        6.943615
                                                                         1.40%  EV***            5,258        6.938878
                                                                         1.45%  EV***              209        6.934144
                                                                         1.55%  EV***            1,847        6.924678
                                                                         1.60%  EV***              151        6.919948
                                                                         1.65%  EV***              488        6.915216
                                                                         1.85%  EV***                6        6.896297
              2000 ..............................................        0.95%                   4,777        8.692251
                                                                         1.00%                   1,886        8.691194
                                                                         1.20%                   1,816        8.686950
                                                                         1.30%                     194        8.684823
                                                                         0.95%  EV***            3,923        7.479489
                                                                         1.40%  EV***               20        7.468170

      Nationwide(R) SAT - Gartmore Global Technology & Communications Fund Class I
              2001 ..............................................        0.95%                 654,385        3.405832
                                                                         1.00%                 364,960        3.403675
                                                                         1.05%                  15,325        3.401525
                                                                         1.10%                 128,956        3.399372
                                                                         1.15%                  37,254        3.397209
                                                                         1.20%                 510,277        3.395066
                                                                         1.25%                  20,063        3.392912
                                                                         1.30%                  19,639        3.390760
                                                                         1.35%                   7,874        3.388600
                                                                         1.40%                  14,151        3.386452
                                                                         1.45%                   7,933        3.384294
                                                                         1.50%                  15,431        3.382136
                                                                         1.55%                  22,181        3.379992
                                                                         1.60%                   9,141        3.377839
                                                                         1.65%                   1,110        3.375688
                                                                         1.70%                   1,508        3.373545
                                                                         1.75%                   1,508        3.371381
                                                                         1.80%                   6,020        3.369237
                                                                         1.85%                   3,910        3.367087
                                                                         1.90%                   5,139        3.364948
                                                                         2.05%                     392        3.358489
                                                                         2.20%                   1,961        3.352039

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                             343,446          -6.47%
                                                                              42,150          -6.52%
                                                                               1,079          -6.57%
                                                                               2,489          -6.61%
                                                                               8,425          -6.66%
                                                                              29,864          -6.76%
                                                                               2,256          -6.81%
                                                                              31,086          -6.85%
                                                                               7,526          -6.90%
                                                                           1,290,214          -6.66%
                                                                              97,577          -6.71%
                                                                              18,232          -6.75%
                                                                             152,138          -6.80%
                                                                              26,583          -6.85%
                                                                              27,365          -6.90%
                                                                              10,937          -6.94%
                                                                                 563          -6.99%
                                                                              12,075          -7.04%
                                                                              36,485          -7.09%
                                                                               1,449          -7.14%
                                                                              12,790          -7.23%
                                                                               1,045          -7.28%
                                                                               3,375          -7.33%
                                                                                  41          -7.52%
              2000 ..............................................             41,523         -13.08%  10/02/00
                                                                              16,392         -13.09%  10/02/00
                                                                              15,776         -13.13%  10/02/00
                                                                               1,685         -13.15%  10/02/00
                                                                              29,342         -13.20%  10/02/00
                                                                                 149         -13.29%  10/02/00

      Nationwide(R) SAT - Gartmore Global Technology & Communications Fund Class I
              2001 ..............................................          2,228,725         -43.27%
                                                                           1,242,205         -43.30%
                                                                              52,128         -43.33%
                                                                             438,369         -43.36%
                                                                             126,560         -43.39%
                                                                           1,732,424         -43.42%
                                                                              68,072         -43.45%
                                                                              66,591         -43.47%
                                                                              26,682         -43.50%
                                                                              47,922         -43.53%
                                                                              26,848         -43.56%
                                                                              52,190         -43.59%
                                                                              74,972         -43.62%
                                                                              30,877         -43.65%
                                                                               3,747         -43.68%
                                                                               5,087         -43.71%
                                                                               5,084         -43.73%
                                                                              20,283         -43.76%
                                                                              13,165         -43.79%
                                                                              17,292         -43.82%
                                                                               1,317         -43.91%
                                                                               6,573         -44.00%

                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         0.95%  EV***          262,393        4.185202
                                                                         1.00%  EV***          175,123        4.181985
                                                                         1.05%  EV***           13,488        4.178778
                                                                         1.10%  EV***          137,442        4.175577
                                                                         1.15%  EV***           27,851        4.172358
                                                                         1.20%  EV***           15,211        4.169155
                                                                         1.25%  EV***           10,581        4.165953
                                                                         1.30%  EV***            2,809        4.162740
                                                                         1.35%  EV***            1,257        4.159542
                                                                         1.40%  EV***            9,745        4.156337
                                                                         1.45%  EV***              308        4.153140
                                                                         1.50%  EV***              196        4.149924
                                                                         1.55%  EV***            6,228        4.146730
                                                                         1.60%  EV***            3,901        4.143522
                                                                         1.65%  EV***            4,701        4.140320
                                                                         1.70%  EV***              988        4.137123
                                                                         1.75%  EV***               68        4.133933
              2000 ..............................................        0.95%                 273,699        6.003728
                                                                         1.00%                 265,717        6.002991
                                                                         1.05%                   1,607        6.002258
                                                                         1.10%                  22,419        6.001519
                                                                         1.15%                   8,135        6.000784
                                                                         1.20%                  53,499        6.000048
                                                                         1.25%                   3,541        5.999315
                                                                         1.30%                   9,572        5.998573
                                                                         1.35%                      44        5.997839
                                                                         1.40%                   2,291        5.997100
                                                                         1.45%                   6,270        5.996363
                                                                         1.50%                   8,691        5.995625
                                                                         1.55%                  10,845        5.994889
                                                                         0.95%  EV***          150,096        7.452322
                                                                         1.00%  EV***           41,154        7.450445
                                                                         1.05%  EV***            8,273        7.448563
                                                                         1.10%  EV***            2,167        7.446685
                                                                         1.15%  EV***            2,841        7.444802
                                                                         1.20%  EV***            1,064        7.442921
                                                                         1.25%  EV***              616        7.441041
                                                                         1.35%  EV***              190        7.437274
                                                                         1.40%  EV***               24        7.435396
                                                                         1.70%  EV***              324        7.424084

      Nationwide(R) SAT - Gartmore International Growth Fund Class I
              2001 ..............................................        0.95%                  69,796        6.521536
                                                                         1.00%                  11,675        6.517435
                                                                         1.05%                   5,745        6.513326
                                                                         1.10%                   4,974        6.509205
                                                                         1.15%                   6,746        6.505103
                                                                         1.20%                  38,648        6.500996
                                                                         1.25%                   3,549        6.496891
                                                                         1.30%                   6,863        6.492772
                                                                         1.35%                   4,532        6.488671
                                                                         1.40%                   4,333        6.484565
                                                                         1.45%                     636        6.480453
                                                                         1.55%                     929        6.472249
                                                                         1.65%                     329        6.464037
                                                                         1.70%                     177        6.459936

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                           1,098,168         -43.84%
                                                                             732,362         -43.87%
                                                                              56,363         -43.90%
                                                                             573,900         -43.93%
                                                                             116,204         -43.96%
                                                                              63,417         -43.98%
                                                                              44,080         -44.01%
                                                                              11,693         -44.04%
                                                                               5,229         -44.07%
                                                                              40,504         -44.10%
                                                                               1,279         -44.13%
                                                                                 813         -44.16%
                                                                              25,826         -44.19%
                                                                              16,164         -44.22%
                                                                              19,464         -44.25%
                                                                               4,087         -44.27%
                                                                                 281         -44.30%
              2000 ..............................................          1,643,214         -39.96%  10/02/00
                                                                           1,595,097         -39.97%  10/02/00
                                                                               9,646         -39.98%  10/02/00
                                                                             134,548         -39.98%  10/02/00
                                                                              48,816         -39.99%  10/02/00
                                                                             320,997         -40.00%  10/02/00
                                                                              21,244         -40.01%  10/02/00
                                                                              57,418         -40.01%  10/02/00
                                                                                 264         -40.02%  10/02/00
                                                                              13,739         -40.03%  10/02/00
                                                                              37,597         -40.04%  10/02/00
                                                                              52,108         -40.04%  10/02/00
                                                                              65,015         -40.05%  10/02/00
                                                                           1,118,564         -40.03%  10/02/00
                                                                             306,616         -40.04%  10/02/00
                                                                              61,622         -40.05%  10/02/00
                                                                              16,137         -40.05%  10/02/00
                                                                              21,151         -40.06%  10/02/00
                                                                               7,919         -40.07%  10/02/00
                                                                               4,584         -40.08%  10/02/00
                                                                               1,413         -40.09%  10/02/00
                                                                                 178         -40.10%  10/02/00
                                                                               2,405         -40.14%  10/02/00

      Nationwide(R) SAT - Gartmore International Growth Fund Class I
              2001 ..............................................            455,177         -29.33%
                                                                              76,091         -29.37%
                                                                              37,419         -29.40%
                                                                              32,377         -29.44%
                                                                              43,883         -29.48%
                                                                             251,250         -29.51%
                                                                              23,057         -29.55%
                                                                              44,560         -29.58%
                                                                              29,407         -29.62%
                                                                              28,098         -29.66%
                                                                               4,122         -29.69%
                                                                               6,013         -29.76%
                                                                               2,127         -29.84%
                                                                               1,143         -29.87%

                                                                      (Conitued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.85%                   2,180        6.447625
                                                                         1.90%                   1,074        6.443529
                                                                         0.95%  EV***           46,487        6.030684
                                                                         1.00%  EV***            2,065        6.026587
                                                                         1.10%  EV***           11,619        6.018405
                                                                         1.15%  EV***            9,445        6.014303
                                                                         1.20%  EV***            1,269        6.010220
                                                                         1.25%  EV***           12,492        6.006121
                                                                         1.35%  EV***              237        5.997953
                                                                         1.40%  EV***            2,884        5.993869
                                                                         1.45%  EV***            1,413        5.989779
                                                                         1.65%  EV***               28        5.973433
              2000 ..............................................        0.95%                  21,032        9.228501
                                                                         1.00%                  11,687        9.227382
                                                                         1.05%                   1,924        9.226253
                                                                         1.10%                     750        9.225133
                                                                         1.15%                     246        9.224008
                                                                         1.20%                   4,952        9.222891
                                                                         1.25%                      84        9.221767
                                                                         1.35%                     329        9.219512
                                                                         1.45%                     302        9.217263
                                                                         0.95%  EV***            2,317        8.588399
                                                                         1.00%  EV***              248        8.586962
                                                                         1.40%  EV***               31        8.575444

      Nationwide(R) SAT - Government Bond Fund Class I
              2001 ..............................................        0.95%              16,770,095       12.533031
                                                                         1.00%               9,235,396       12.506739
                                                                         1.05%               1,960,456       12.480491
                                                                         1.10%               1,733,833       11.234737
                                                                         1.15%                 858,514       11.216307
                                                                         1.20%               5,605,854       11.565612
                                                                         1.25%                 458,047       11.546116
                                                                         1.30%               1,402,120       11.526653
                                                                         1.35%                 767,886       11.142753
                                                                         1.40%                 626,774       11.124403
                                                                         1.45%                  80,492       11.106073
                                                                         1.50%                 220,475       11.087778
                                                                         1.55%                 127,849       11.069522
                                                                         1.60%                  79,081       11.051278
                                                                         1.65%                 114,169       11.033039
                                                                         1.70%                  27,600       11.354552
                                                                         1.75%                  13,560       11.339175
                                                                         1.80%                  54,171       11.323824
                                                                         1.85%                   7,449       11.308475
                                                                         1.90%                   5,587       11.293161
                                                                         1.95%                      72       11.277822
                                                                         2.00%                   4,290       11.262532
                                                                         2.05%                   6,254       11.247230
                                                                         2.10%                   3,379       11.231951
                                                                         2.15%                       9       11.216684
                                                                         2.20%                  10,795       11.201435
                                                                         2.25%                   4,996       11.591446

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                              14,056         -29.98%
                                                                               6,920         -30.02%
                                                                             280,348         -29.78%
                                                                              12,445         -29.82%
                                                                              69,928         -29.89%
                                                                              56,805         -29.92%
                                                                               7,627         -29.96%
                                                                              75,028         -30.00%
                                                                               1,422         -30.07%
                                                                              17,286         -30.10%
                                                                               8,464         -30.14%
                                                                                 167         -30.28%
              2000 ..............................................            194,094          -7.71%  10/02/00
                                                                             107,840          -7.73%  10/02/00
                                                                              17,751          -7.74%  10/02/00
                                                                               6,919          -7.75%  10/02/00
                                                                               2,269          -7.76%  10/02/00
                                                                              45,672          -7.77%  10/02/00
                                                                                 775          -7.78%  10/02/00
                                                                               3,033          -7.80%  10/02/00
                                                                               2,784          -7.83%  10/02/00
                                                                              19,899          -7.83%  10/02/00
                                                                               2,130          -7.84%  10/02/00
                                                                                 266          -7.93%  10/02/00

      Nationwide(R) SAT - Government Bond Fund Class I
              2001 ..............................................        210,180,121           6.23%
                                                                         115,504,687           6.18%
                                                                          24,467,453           6.12%
                                                                          19,479,158           6.07%
                                                                           9,629,357           6.01%
                                                                          64,835,132           5.96%
                                                                           5,288,664           5.91%
                                                                          16,161,751           5.85%
                                                                           8,556,364           5.80%
                                                                           6,972,487           5.75%
                                                                             893,950           5.69%
                                                                           2,444,578           5.64%
                                                                           1,415,227           5.58%
                                                                             873,946           5.53%
                                                                           1,259,631           5.48%
                                                                             313,386           5.42%
                                                                             153,759           5.37%
                                                                             613,423           5.31%
                                                                              84,237           5.26%
                                                                              63,095           5.21%
                                                                                 812           5.15%
                                                                              48,316           5.10%
                                                                              70,340           5.04%
                                                                              37,953           4.99%
                                                                                 101           4.94%
                                                                             120,919           4.88%
                                                                              57,911           4.83%

                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         0.95%  EV***        5,089,673       11.131269
                                                                         1.00%  EV***        2,286,581       11.112947
                                                                         1.05%  EV***          346,425       11.094647
                                                                         1.10%  EV***        1,805,553       11.076389
                                                                         1.15%  EV***          386,044       11.058135
                                                                         1.20%  EV***          250,158       11.039907
                                                                         1.25%  EV***          288,440       11.210947
                                                                         1.30%  EV***           56,719       11.194098
                                                                         1.35%  EV***          248,385       11.177254
                                                                         1.40%  EV***          154,157       11.160442
                                                                         1.45%  EV***           22,432       11.143665
                                                                         1.50%  EV***           55,775       11.126885
                                                                         1.55%  EV***          139,997       11.110116
                                                                         1.60%  EV***           36,789       11.093383
                                                                         1.65%  EV***           14,274       11.076652
                                                                         1.70%  EV***           36,954       11.059948
                                                                         1.75%  EV***               39       11.043255
                                                                         1.80%  EV***            4,522       11.026576
                                                                         1.85%  EV***           13,128       11.009914
                                                                         1.95%  EV***           18,608       10.976634
                                                                         2.00%  EV***            2,433       10.960025
                                                                         2.10%  EV***            5,503       10.926865
                                                                         2.20%  EV***               54       10.893745
              2000 ..............................................        0.95%              12,064,797       11.797971
                                                                         1.00%               7,809,275       11.779202
                                                                         1.05%               1,786,299       11.760452
                                                                         1.10%                 349,839       10.591943
                                                                         1.15%                 127,474       10.579941
                                                                         1.20%               3,435,916       10.914977
                                                                         1.25%                 155,866       10.902126
                                                                         1.30%               1,050,041       10.889287
                                                                         1.35%                 118,561       10.531983
                                                                         1.40%                  59,851       10.519995
                                                                         1.45%                  47,475       10.508016
                                                                         1.50%                  82,724       10.496056
                                                                         1.55%                   6,012       10.484119
                                                                         1.60%                   1,254       10.472185
                                                                         1.65%                  37,365       10.460250
                                                                         1.70%                   2,908       10.770572
                                                                         1.75%                   7,540       10.761486
                                                                         1.80%                   2,594       10.752417
                                                                         0.95%  EV***        1,521,796       10.521193
                                                                         1.00%  EV***          871,783       10.509221
                                                                         1.05%  EV***          177,392       10.497270
                                                                         1.10%  EV***          179,761       10.485342
                                                                         1.15%  EV***           40,052       10.473415
                                                                         1.20%  EV***           43,110       10.461478
                                                                         1.25%  EV***           28,877       10.628978
                                                                         1.30%  EV***            3,614       10.618443
                                                                         1.35%  EV***            1,274       10.607887
                                                                         1.40%  EV***           17,109       10.597350
                                                                         1.45%  EV***            9,617       10.586836
                                                                         1.50%  EV***           26,795       10.576306
                                                                         1.55%  EV***              678       10.565781
                                                                         1.60%  EV***            6,132       10.555277

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                          56,654,519           5.80%
                                                                          25,410,653           5.74%
                                                                           3,843,463           5.69%
                                                                          19,999,007           5.64%
                                                                           4,268,927           5.58%
                                                                           2,761,721           5.53%
                                                                           3,233,686           5.48%
                                                                             634,918           5.42%
                                                                           2,776,262           5.37%
                                                                           1,720,460           5.31%
                                                                             249,975           5.26%
                                                                             620,602           5.21%
                                                                           1,555,383           5.15%
                                                                             408,114           5.10%
                                                                             158,108           5.04%
                                                                             408,709           4.99%
                                                                                 431           4.94%
                                                                              49,862           4.88%
                                                                             144,538           4.83%
                                                                             204,253           4.72%
                                                                              26,666           4.67%
                                                                              60,131           4.56%
                                                                                 588           4.45%
              2000 ..............................................        142,340,125          11.48%
                                                                          91,987,028          11.42%
                                                                          21,007,684          11.36%
                                                                           3,705,475          11.31%
                                                                           1,348,667          11.25%
                                                                          37,502,944          11.20%
                                                                           1,699,271          11.14%
                                                                          11,434,198          11.08%
                                                                           1,248,682          11.03%
                                                                             629,632          10.97%
                                                                             498,868          10.92%
                                                                             868,276          10.86%
                                                                              63,031          10.80%
                                                                              13,132          10.75%
                                                                             390,847          10.69%
                                                                              31,321          10.64%
                                                                              81,142          10.58%
                                                                              27,892          10.52%
                                                                          16,011,109          11.49%  01/21/00
                                                                           9,161,760          11.44%  01/21/00
                                                                           1,862,132          11.39%  01/21/00
                                                                           1,884,856          11.33%  01/21/00
                                                                             419,481          11.28%  01/21/00
                                                                             450,994          11.23%  01/21/00
                                                                             306,933          11.18%  01/21/00
                                                                              38,375          11.12%  01/21/00
                                                                              13,514          11.07%  01/21/00
                                                                             181,310          11.02%  01/21/00
                                                                             101,814          10.96%  01/21/00
                                                                             283,392          10.91%  01/21/00
                                                                               7,164          10.86%  01/21/00
                                                                              64,725          10.80%  01/21/00

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.65%  EV***            5,047       10.544757
                                                                         1.70%  EV***               20       10.534255
                                                                         1.80%  EV***              114       10.513271
              1999 ..............................................        0.95%              11,671,094       10.583479
                                                                         1.00%               7,241,560       10.571951
                                                                         1.05%               1,537,796       10.560422
                                                                         1.10%                 202,292        9.515930
                                                                         1.15%                  86,611        9.509925
                                                                         1.20%               1,495,446        9.816007
                                                                         1.25%                  77,610        9.809384
                                                                         1.30%                 568,543        9.802780
                                                                         1.35%                 110,557        9.485894
                                                                         1.40%                   8,066        9.479885
                                                                         1.45%                  28,000        9.473867
                                                                         1.50%                  15,913        9.467860
                                                                         1.55%                     565        9.461864
                                                                         1.60%                     213        9.455873
                                                                         1.65%                  10,206        9.449856
                                                                         1.75%                     235        9.731842
              1998 ..............................................        0.95%               6,839,695       10.941842
                                                                         1.00%               4,551,673       10.935440
                                                                         1.05%               1,003,911       10.929045
                                                                         1.10%                  10,119        9.853072
                                                                         1.15%                   2,542        9.851828
                                                                         1.20%                   1,182       10.174058
                                                                         1.25%                   1,595       10.172348
                                                                         1.30%                     144       10.170644
              1997 ..............................................        0.95%                 205,716       10.143182
                                                                         1.00%                  67,191       10.142367
                                                                         1.05%                  39,631       10.141552

      Nationwide(R) SAT - J.P. Morgan NSAT Balanced Fund Class I
              2001 ..............................................        0.95%               4,716,220       10.202856
                                                                         1.00%               2,416,227       10.181439
                                                                         1.05%                 512,399       10.160077
                                                                         1.10%                 424,888       10.000553
                                                                         1.15%                 130,446        9.984133
                                                                         1.20%               1,336,075       10.059016
                                                                         1.25%                 154,381       10.042076
                                                                         1.30%                 304,453       10.025137
                                                                         1.35%                 147,156        9.918634
                                                                         1.40%                 164,034        9.902320
                                                                         1.45%                  10,601        9.886012
                                                                         1.50%                  49,262        9.869728
                                                                         1.55%                  24,071        9.853445
                                                                         1.60%                  14,726        9.837192
                                                                         1.65%                  27,536        9.820962
                                                                         1.70%                     765        8.794081
                                                                         1.75%                   7,153        8.782156
                                                                         1.80%                  14,037        8.770271
                                                                         1.85%                   7,578        8.758381
                                                                         2.05%                   1,435        8.710921
                                                                         2.10%                   2,937        8.699077
                                                                         2.20%                     784        8.675437

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                              53,219          10.75%  01/21/00
                                                                                 211          10.70%  01/21/00
                                                                               1,199          10.59%  01/21/00
              1999 ..............................................        123,520,778          -3.28%
                                                                          76,557,417          -3.32%
                                                                          16,239,775          -3.37%
                                                                           1,924,997          -3.42%
                                                                             823,664          -3.47%
                                                                          14,679,308          -3.52%
                                                                             761,306          -3.57%
                                                                           5,573,302          -3.62%
                                                                           1,048,732          -3.67%
                                                                              76,465          -3.71%
                                                                             265,268          -3.76%
                                                                             150,662          -3.81%
                                                                               5,346          -3.86%
                                                                               2,014          -3.91%
                                                                              96,445          -3.96%
                                                                               2,287          -2.68%  05/03/99
              1998 ..............................................         74,838,862           7.87%
                                                                          49,774,547           7.82%
                                                                          10,971,788           7.77%
                                                                              99,703          -1.47%  10/01/98
                                                                              25,043          -1.48%  10/01/98
                                                                              12,026           1.74%  09/01/98
                                                                              16,225           1.72%  09/01/98
                                                                               1,465           1.71%  09/01/98
              1997 ..............................................          2,086,615           1.43%  11/03/97
                                                                             681,476           1.42%  11/03/97
                                                                             401,920           1.42%  11/03/97

      Nationwide(R) SAT - J.P. Morgan NSAT Balanced Fund Class I
              2001 ..............................................         48,118,914          -4.59%
                                                                          24,600,668          -4.64%
                                                                           5,206,013          -4.69%
                                                                           4,249,115          -4.74%
                                                                           1,302,390          -4.79%
                                                                          13,439,600          -4.84%
                                                                           1,550,306          -4.89%
                                                                           3,052,183          -4.93%
                                                                           1,459,587          -4.98%
                                                                           1,624,317          -5.03%
                                                                             104,802          -5.08%
                                                                             486,203          -5.13%
                                                                             237,182          -5.18%
                                                                             144,862          -5.22%
                                                                             270,430          -5.27%
                                                                               6,727          -5.32%
                                                                              62,819          -5.37%
                                                                             123,108          -5.42%
                                                                              66,371          -5.47%
                                                                              12,500          -5.66%
                                                                              25,549          -5.71%
                                                                               6,802          -5.81%

                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         0.95%  EV***        1,169,635        9.901199
                                                                         1.00%  EV***          779,625        9.884899
                                                                         1.05%  EV***           74,484        9.868596
                                                                         1.10%  EV***          517,730        9.852352
                                                                         1.15%  EV***          121,136        9.836107
                                                                         1.20%  EV***           82,458        9.819888
                                                                         1.25%  EV***           56,548        9.176045
                                                                         1.30%  EV***           21,246        9.162266
                                                                         1.35%  EV***           11,467        9.148463
                                                                         1.40%  EV***           44,681        9.134698
                                                                         1.45%  EV***           10,596        9.120947
                                                                         1.50%  EV***           26,670        9.107204
                                                                         1.55%  EV***           15,771        9.093479
                                                                         1.60%  EV***           12,377        9.079773
                                                                         1.65%  EV***            2,850        9.066061
                                                                         1.70%  EV***            6,949        9.052376
                                                                         1.75%  EV***            4,179        9.038708
                                                                         1.80%  EV***              151        9.025039
                                                                         1.85%  EV***              953        9.011403
              2000 ..............................................        0.95%               4,138,035       10.694236
                                                                         1.00%               2,446,285       10.677219
                                                                         1.05%                 526,287       10.660231
                                                                         1.10%                 156,661       10.498193
                                                                         1.15%                  47,682       10.486281
                                                                         1.20%                 871,418       10.570325
                                                                         1.25%                  68,148       10.557899
                                                                         1.30%                 237,382       10.545461
                                                                         1.35%                  61,006       10.438746
                                                                         1.40%                  33,145       10.426893
                                                                         1.45%                   8,969       10.415037
                                                                         1.50%                  30,191       10.403190
                                                                         1.55%                   4,200       10.391332
                                                                         1.60%                   3,402       10.379505
                                                                         1.65%                   5,332       10.367680
                                                                         1.70%                     340        9.288391
                                                                         1.75%                   5,308        9.280546
                                                                         1.80%                     190        9.272721
                                                                         0.95%  EV***          442,589       10.428050
                                                                         1.00%  EV***          469,137       10.416199
                                                                         1.05%  EV***           61,043       10.404344
                                                                         1.10%  EV***          103,302       10.392519
                                                                         1.15%  EV***           36,339       10.380700
                                                                         1.20%  EV***           21,002       10.368880
                                                                         1.25%  EV***            7,636        9.694005
                                                                         1.30%  EV***            1,182        9.684406
                                                                         1.35%  EV***            1,365        9.674767
                                                                         1.40%  EV***           20,784        9.665171
                                                                         1.45%  EV***            7,049        9.655579
                                                                         1.50%  EV***            8,305        9.645974
                                                                         1.55%  EV***           11,727        9.636383
                                                                         1.65%  EV***            3,217        9.617195
                                                                         1.70%  EV***              209        9.607615
                                                                         1.75%  EV***            1,342        9.598052
              1999 ..............................................        0.95%               3,718,729       10.834304
                                                                         1.00%               2,299,699       10.822502
                                                                         1.05%                 384,790       10.810714

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                          11,580,789          -5.05%
                                                                           7,706,514          -5.10%
                                                                             735,053          -5.15%
                                                                           5,100,858          -5.20%
                                                                           1,191,507          -5.25%
                                                                             809,728          -5.29%
                                                                             518,887          -5.34%
                                                                             194,662          -5.39%
                                                                             104,905          -5.44%
                                                                             408,147          -5.49%
                                                                              96,646          -5.54%
                                                                             242,889          -5.59%
                                                                             143,413          -5.63%
                                                                             112,380          -5.68%
                                                                              25,838          -5.73%
                                                                              62,905          -5.78%
                                                                              37,773          -5.83%
                                                                               1,363          -5.88%
                                                                               8,588          -5.92%
              2000 ..............................................         44,253,123          -1.29%
                                                                          26,119,521          -1.34%
                                                                           5,610,341          -1.39%
                                                                           1,644,657          -1.44%
                                                                             500,007          -1.49%
                                                                           9,211,171          -1.54%
                                                                             719,500          -1.59%
                                                                           2,503,303          -1.64%
                                                                             636,826          -1.69%
                                                                             345,599          -1.74%
                                                                              93,412          -1.79%
                                                                             314,083          -1.84%
                                                                              43,644          -1.89%
                                                                              35,311          -1.94%
                                                                              55,280          -1.99%
                                                                               3,158          -2.04%
                                                                              49,261          -2.09%
                                                                               1,762          -2.14%
                                                                           4,615,340          -1.56%  01/21/00
                                                                           4,886,624          -1.61%  01/21/00
                                                                             635,112          -1.66%  01/21/00
                                                                           1,073,568          -1.70%  01/21/00
                                                                             377,224          -1.75%  01/21/00
                                                                             217,767          -1.80%  01/21/00
                                                                              74,023          -1.85%  01/21/00
                                                                              11,447          -1.89%  01/21/00
                                                                              13,206          -1.94%  01/21/00
                                                                             200,881          -1.99%  01/21/00
                                                                              68,062          -2.03%  01/21/00
                                                                              80,110          -2.08%  01/21/00
                                                                             113,006          -2.13%  01/21/00
                                                                              30,939          -2.22%  01/21/00
                                                                               2,008          -2.27%  01/21/00
                                                                              12,881          -2.31%  01/21/00
              1999 ..............................................         40,289,840          -0.09%
                                                                          24,888,497          -0.14%
                                                                           4,159,855          -0.19%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.10%                  42,251       10.651741
                                                                         1.15%                   7,321       10.645005
                                                                         1.20%                 263,365       10.735723
                                                                         1.25%                  15,806       10.728485
                                                                         1.30%                  63,319       10.721257
                                                                         1.35%                  18,064       10.618109
                                                                         1.40%                   2,564       10.611396
                                                                         1.45%                   4,932       10.604669
                                                                         1.50%                   6,456       10.597955
                                                                         1.65%                   1,176       10.577794
                                                                         1.70%                      77        9.481422
              1998 ..............................................        0.95%               1,969,836       10.844036
                                                                         1.00%               1,365,940       10.837697
                                                                         1.05%                 272,735       10.831355
                                                                         1.10%                   2,359       10.677473
                                                                         1.15%                     798       10.676123
                                                                         1.20%                     844       10.772545
                                                                         1.30%                   1,074       10.768931
              1997 ..............................................        0.95%                  44,525       10.130674
                                                                         1.00%                  25,928       10.129864
                                                                         1.05%                  17,654       10.129053

      Nationwide(R) SAT - MAS NSAT Multi Sector Bond Fund Class I
              2001 ..............................................        0.95%               4,018,111       11.138320
                                                                         1.00%               1,865,034       11.114970
                                                                         1.05%                 479,207       11.091651
                                                                         1.10%                 201,720       11.080176
                                                                         1.15%                 166,809       11.062002
                                                                         1.20%               1,137,813       11.293959
                                                                         1.25%                  89,807       11.274938
                                                                         1.30%                 318,697       11.255907
                                                                         1.35%                 138,509       10.989466
                                                                         1.40%                  62,170       10.971350
                                                                         1.45%                  24,970       10.953304
                                                                         1.50%                  47,754       10.935239
                                                                         1.55%                   7,371       10.917216
                                                                         1.60%                  17,757       10.899202
                                                                         1.65%                  16,040       10.881227
                                                                         1.70%                   6,043       10.527978
                                                                         1.75%                   4,902       10.513712
                                                                         1.80%                  11,936       10.499466
                                                                         1.85%                   2,571       10.485245
                                                                         1.95%                     209       10.456814
                                                                         2.00%                       4       10.442637
                                                                         2.05%                   4,435       10.428441
                                                                         2.20%                   3,062       10.385975
                                                                         0.95%  EV***        1,253,966       10.976787
                                                                         1.00%  EV***          537,132       10.958721
                                                                         1.05%  EV***           84,618       10.940676
                                                                         1.10%  EV***          196,269       10.922644
                                                                         1.15%  EV***           67,567       10.904663
                                                                         1.20%  EV***           63,294       10.886672
                                                                         1.25%  EV***           75,379       10.740913
                                                                         1.30%  EV***           34,806       10.724778

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                             450,047          -0.24%
                                                                              77,932          -0.29%
                                                                           2,827,414          -0.34%
                                                                             169,574          -0.39%
                                                                             678,859          -0.44%
                                                                             191,806          -0.49%
                                                                              27,208          -0.54%
                                                                              52,302          -0.59%
                                                                              68,420          -0.64%
                                                                              12,439          -0.80%
                                                                                 730          -5.19%  05/03/99
              1998 ..............................................         21,360,972           7.04%
                                                                          14,803,644           6.99%
                                                                           2,954,090           6.93%
                                                                              25,188           6.77%  10/01/98
                                                                               8,520           6.76%  10/01/98
                                                                               9,092           7.73%  09/01/98
                                                                              11,566           7.69%  09/01/98
              1997 ..............................................            451,068           1.31%  11/03/97
                                                                             262,647           1.30%  11/03/97
                                                                             178,818           1.29%  11/03/97

      Nationwide(R) SAT - MAS NSAT Multi Sector Bond Fund Class I
              2001 ..............................................         44,755,006           3.19%
                                                                          20,729,797           3.14%
                                                                           5,315,197           3.09%
                                                                           2,235,093           3.04%
                                                                           1,845,241           2.98%
                                                                          12,850,413           2.93%
                                                                           1,012,568           2.88%
                                                                           3,587,224           2.83%
                                                                           1,522,140           2.77%
                                                                             682,089           2.72%
                                                                             273,504           2.67%
                                                                             522,201           2.62%
                                                                              80,471           2.57%
                                                                             193,537           2.51%
                                                                             174,535           2.46%
                                                                              63,621           2.41%
                                                                              51,538           2.36%
                                                                             125,322           2.30%
                                                                              26,958           2.25%
                                                                               2,185           2.15%
                                                                                  42           2.09%
                                                                              46,250           2.04%
                                                                              31,802           1.88%
                                                                          13,764,518           2.75%
                                                                           5,886,280           2.70%
                                                                             925,778           2.65%
                                                                           2,143,776           2.59%
                                                                             736,795           2.54%
                                                                             689,061           2.49%
                                                                             809,639           2.44%
                                                                             373,287           2.38%

                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.35%  EV***           15,288       10.708663
                                                                         1.40%  EV***           28,609       10.692547
                                                                         1.45%  EV***            2,664       10.676454
                                                                         1.50%  EV***            4,411       10.660362
                                                                         1.55%  EV***            5,730       10.644312
                                                                         1.60%  EV***           10,152       10.628262
                                                                         1.65%  EV***              562       10.612233
                                                                         1.70%  EV***           20,552       10.596203
                                                                         1.75%  EV***              324       10.580225
                                                                         1.85%  EV***            2,634       10.548265
              2000 ..............................................        0.95%               3,659,345       10.793620
                                                                         1.00%               1,920,070       10.776464
                                                                         1.05%                 531,806       10.759314
                                                                         1.10%                  35,187       10.753649
                                                                         1.15%                  23,570       10.741462
                                                                         1.20%                 930,439       10.972282
                                                                         1.25%                  38,859       10.959378
                                                                         1.30%                 295,215       10.946464
                                                                         1.35%                  60,710       10.692772
                                                                         1.40%                   7,831       10.680606
                                                                         1.45%                  15,148       10.668471
                                                                         1.50%                  22,642       10.656316
                                                                         1.55%                     988       10.644186
                                                                         1.65%                   7,738       10.619936
                                                                         1.70%                     262       10.280419
                                                                         1.75%                   4,445       10.271747
                                                                         0.95%  EV***          629,913       10.683001
                                                                         1.00%  EV***          319,931       10.670861
                                                                         1.05%  EV***           80,072       10.658729
                                                                         1.10%  EV***           45,904       10.646593
                                                                         1.15%  EV***           36,389       10.634492
                                                                         1.20%  EV***           28,227       10.622378
                                                                         1.25%  EV***           19,857       10.485523
                                                                         1.30%  EV***            4,897       10.475116
                                                                         1.35%  EV***            3,692       10.464729
                                                                         1.40%  EV***           10,822       10.454333
                                                                         1.50%  EV***            5,401       10.433555
                                                                         1.55%  EV***            1,495       10.423186
                                                                         1.65%  EV***              391       10.402441
                                                                         1.70%  EV***              224       10.392077
                                                                         1.80%  EV***              112       10.371388
              1999 ..............................................        0.95%               2,952,291       10.313452
                                                                         1.00%               1,763,463       10.302225
                                                                         1.05%                 511,647       10.290997
                                                                         1.10%                   4,638       10.290756
                                                                         1.15%                   3,849       10.284262
                                                                         1.20%                 376,587       10.510552
                                                                         1.25%                   4,085       10.503468
                                                                         1.30%                 110,034       10.496386
                                                                         1.35%                  15,349       10.258279
                                                                         1.40%                   1,003       10.251777
                                                                         1.45%                     746       10.245290
                                                                         1.50%                     510       10.238786
                                                                         1.65%                   1,554       10.219313

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                             163,714           2.33%
                                                                             305,903           2.28%
                                                                              28,442           2.23%
                                                                              47,023           2.17%
                                                                              60,992           2.12%
                                                                             107,898           2.07%
                                                                               5,964           2.02%
                                                                             217,773           1.96%
                                                                               3,428           1.91%
                                                                              27,784           1.81%
              2000 ..............................................         39,497,579           4.66%
                                                                          20,691,565           4.60%
                                                                           5,721,868           4.55%
                                                                             378,389           4.50%
                                                                             253,176           4.45%
                                                                          10,209,039           4.39%
                                                                             425,870           4.34%
                                                                           3,231,560           4.29%
                                                                             649,158           4.24%
                                                                              83,640           4.18%
                                                                             161,606           4.13%
                                                                             241,280           4.08%
                                                                              10,516           4.03%
                                                                              82,177           3.92%
                                                                               2,693           3.87%
                                                                              45,658           3.82%
                                                                           6,729,361           4.96%  01/21/00
                                                                           3,413,939           4.91%  01/21/00
                                                                             853,466           4.86%  01/21/00
                                                                             488,721           4.81%  01/21/00
                                                                             386,979           4.76%  01/21/00
                                                                             299,838           4.71%  01/21/00
                                                                             208,211           4.66%  01/21/00
                                                                              51,297           4.61%  01/21/00
                                                                              38,636           4.56%  01/21/00
                                                                             113,137           4.51%  01/21/00
                                                                              56,352           4.41%  01/21/00
                                                                              15,583           4.36%  01/21/00
                                                                               4,067           4.26%  01/21/00
                                                                               2,328           4.21%  01/21/00
                                                                               1,162           4.11%  01/21/00
              1999 ..............................................         30,448,312           0.59%
                                                                          18,167,593           0.54%
                                                                           5,265,358           0.49%
                                                                              47,729           0.44%
                                                                              39,584           0.39%
                                                                           3,958,137           0.34%
                                                                              42,907           0.29%
                                                                           1,154,959           0.24%
                                                                             157,454           0.19%
                                                                              10,283           0.13%
                                                                               7,643           0.08%
                                                                               5,222           0.03%
                                                                              15,881          -0.12%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
              1998 ..............................................        0.95%               1,849,856       10.252876
                                                                         1.00%               1,176,806       10.246882
                                                                         1.05%                 380,924       10.240891
                                                                         1.10%                     338       10.245831
                                                                         1.15%                     367       10.244538
                                                                         1.20%                   1,706       10.475252
                                                                         1.25%                     153       10.473496
                                                                         1.30%                     115       10.471735
              1997 ..............................................        0.95%                  55,043       10.088793
                                                                         1.00%                  34,667       10.087985
                                                                         1.05%                  13,508       10.087176

      Nationwide(R) SAT - Money Market Fund Class I
              2001 ..............................................        0.95%              26,057,912       11.756760
                                                                         1.00%              11,136,197       11.732054
                                                                         1.05%               2,174,170       11.707381
                                                                         1.10%               2,141,653       11.248046
                                                                         1.15%                 912,243       11.229574
                                                                         1.20%              35,906,328       11.247642
                                                                         1.25%                 835,783       11.228670
                                                                         1.30%               4,668,281       11.209725
                                                                         1.35%               2,451,347       11.155845
                                                                         1.40%                 770,063       11.137467
                                                                         1.45%                  67,918       11.119112
                                                                         1.50%                 672,904       11.100780
                                                                         1.55%                 145,068       11.082465
                                                                         1.60%                  69,705       11.064171
                                                                         1.65%                 200,303       11.045897
                                                                         1.70%                  63,091       10.836691
                                                                         1.75%                  33,048       10.821968
                                                                         1.80%                 115,806       10.807263
                                                                         1.85%                  71,714       10.792570
                                                                         1.90%                  37,054       10.777889
                                                                         2.05%                   9,851       10.733926
                                                                         2.10%                   3,283       10.719296
                                                                         2.20%                  27,635       10.690073
                                                                         2.25%                  19,274       10.495945
                                                                         0.95%  EV***       13,347,552       11.144419
                                                                         1.00%  EV***        6,371,876       11.126065
                                                                         1.05%  EV***          779,404       11.107732
                                                                         1.10%  EV***        3,473,869       11.089417
                                                                         1.15%  EV***          821,648       11.071128
                                                                         1.20%  EV***          433,385       11.052859
                                                                         1.25%  EV***          431,896       10.975582
                                                                         1.30%  EV***          236,333       10.958387
                                                                         1.35%  EV***          306,165       10.941204
                                                                         1.40%  EV***          301,933       10.924037
                                                                         1.45%  EV***          140,292       10.906893
                                                                         1.50%  EV***          120,211       10.889763
                                                                         1.55%  EV***          225,091       10.872661
                                                                         1.60%  EV***           84,953       10.855570
                                                                         1.65%  EV***           50,867       10.838500
                                                                         1.70%  EV***           32,467       10.821448
                                                                         1.75%  EV***           21,092       10.804409

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
              1998 ..............................................         18,966,344           1.63%
                                                                          12,058,592           1.58%
                                                                           3,901,001           1.52%
                                                                               3,463           2.46%  10/01/98
                                                                               3,760           2.45%  10/01/98
                                                                              17,871           4.75%  09/01/98
                                                                               1,602           4.73%  09/01/98
                                                                               1,204           4.72%  09/01/98
              1997 ..............................................            555,317           0.89%  11/03/97
                                                                             349,720           0.88%  11/03/97
                                                                             136,258           0.87%  11/03/97

      Nationwide(R) SAT - Money Market Fund Class I
              2001 ..............................................        306,356,617           2.61%
                                                                         130,650,465           2.56%
                                                                          25,453,837           2.51%
                                                                          24,089,411           2.46%
                                                                          10,244,100           2.41%
                                                                         403,861,523           2.35%
                                                                           9,384,731           2.30%
                                                                          52,330,146           2.25%
                                                                          27,346,847           2.20%
                                                                           8,576,551           2.15%
                                                                             755,188           2.09%
                                                                           7,469,759           2.04%
                                                                           1,607,711           1.99%
                                                                             771,228           1.94%
                                                                           2,212,526           1.88%
                                                                             683,698           1.83%
                                                                             357,644           1.78%
                                                                           1,251,546           1.73%
                                                                             773,978           1.68%
                                                                             399,364           1.62%
                                                                             105,740           1.47%
                                                                              35,191           1.42%
                                                                             295,420           1.31%
                                                                             202,299           1.26%
                                                                         148,750,712           2.17%
                                                                          70,893,907           2.12%
                                                                           8,657,411           2.06%
                                                                          38,523,182           2.01%
                                                                           9,096,570           1.96%
                                                                           4,790,143           1.91%
                                                                           4,740,310           1.86%
                                                                           2,589,828           1.80%
                                                                           3,349,814           1.75%
                                                                           3,298,327           1.70%
                                                                           1,530,150           1.65%
                                                                           1,309,069           1.60%
                                                                           2,447,338           1.54%
                                                                             922,213           1.49%
                                                                             551,322           1.44%
                                                                             351,340           1.39%
                                                                             227,887           1.33%

                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.80%  EV***            6,084       10.787395
                                                                         1.85%  EV***            5,535       10.770395
                                                                         1.90%  EV***               91       10.753413
                                                                         1.95%  EV***               64       10.736453
              2000 ..............................................        0.95%              16,687,257       11.457292
                                                                         1.00%               8,697,988       11.439024
                                                                         1.05%               1,776,128       11.420765
                                                                         1.10%                 437,879       10.978256
                                                                         1.15%                 122,310       10.965798
                                                                         1.20%              25,353,338       10.989031
                                                                         1.25%                 493,431       10.976083
                                                                         1.30%               5,331,546       10.963142
                                                                         1.35%                 287,070       10.916008
                                                                         1.40%                  84,088       10.903584
                                                                         1.45%                  65,728       10.891167
                                                                         1.50%                 323,878       10.878760
                                                                         1.55%                  10,269       10.866357
                                                                         1.60%                   5,002       10.853962
                                                                         1.65%                  91,744       10.841575
                                                                         1.70%                   7,424       10.641677
                                                                         1.75%                   3,093       10.632658
                                                                         1.80%                   5,331       10.623647
                                                                         1.90%                   9,076       10.605632
                                                                         0.95%  EV***        6,246,799       10.907908
                                                                         1.00%  EV***        3,075,738       10.895499
                                                                         1.05%  EV***          413,491       10.883097
                                                                         1.10%  EV***          467,289       10.870702
                                                                         1.15%  EV***           69,372       10.858317
                                                                         1.20%  EV***          167,322       10.845938
                                                                         1.25%  EV***           25,207       10.775615
                                                                         1.30%  EV***           25,416       10.764235
                                                                         1.35%  EV***           11,031       10.752859
                                                                         1.40%  EV***           63,000       10.741487
                                                                         1.45%  EV***           47,092       10.730125
                                                                         1.50%  EV***           54,546       10.718766
                                                                         1.55%  EV***          104,628       10.707419
                                                                         1.60%  EV***           27,962       10.696075
                                                                         1.65%  EV***           14,152       10.684738
                                                                         1.70%  EV***           15,186       10.673409
                                                                         1.75%  EV***           12,873       10.662080
                                                                         1.80%  EV***            1,199       10.650763
              1999 ..............................................        0.95%              16,437,673       10.909142
                                                                         1.00%               9,086,097       10.897217
                                                                         1.05%               2,202,577       10.885293
                                                                         1.10%                 225,514       10.468792
                                                                         1.15%                  18,259       10.462170
                                                                         1.20%               7,035,969       10.489614
                                                                         1.25%                 199,651       10.482530
                                                                         1.30%               2,339,353       10.475448
                                                                         1.35%                 259,819       10.435669
                                                                         1.40%                   5,528       10.429048
                                                                         1.45%                  27,388       10.422427
                                                                         1.50%                  98,614       10.415808
                                                                         1.65%                  14,215       10.395950
                                                                         1.70%                     599       10.209430
                                                                         1.75%                   3,456       10.205942

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                              65,631           1.28%
                                                                              59,614           1.23%
                                                                                 979           1.18%
                                                                                 687           1.13%
              2000 ..............................................        191,190,776           5.02%
                                                                          99,496,493           4.97%
                                                                          20,284,740           4.92%
                                                                           4,807,148           4.87%
                                                                           1,341,227           4.81%
                                                                         278,608,617           4.76%
                                                                           5,415,940           4.71%
                                                                          58,450,496           4.66%
                                                                           3,133,658           4.60%
                                                                             916,861           4.55%
                                                                             715,855           4.50%
                                                                           3,523,391           4.44%
                                                                             111,587           4.39%
                                                                              54,292           4.34%
                                                                             994,649           4.29%
                                                                              79,004           4.23%
                                                                              32,887           4.18%
                                                                              56,635           4.13%
                                                                              96,257           4.02%
                                                                          68,139,509           4.57%
                                                                          33,511,700           4.52%
                                                                           4,500,063           4.47%
                                                                           5,079,759           4.42%
                                                                             753,263           4.36%
                                                                           1,814,764           4.31%
                                                                             271,621           4.26%
                                                                             273,584           4.21%
                                                                             118,615           4.15%
                                                                             676,714           4.10%
                                                                             505,303           4.05%
                                                                             584,666           3.99%
                                                                           1,120,296           3.94%
                                                                             299,084           3.89%
                                                                             151,210           3.84%
                                                                             162,086           3.78%
                                                                             137,253           3.73%
                                                                              12,770           3.68%
              1999 ..............................................        179,320,909           3.85%
                                                                          99,013,171           3.80%
                                                                          23,975,696           3.75%
                                                                           2,360,859           3.69%
                                                                             191,029           3.64%
                                                                          73,804,599           3.59%
                                                                           2,092,848           3.54%
                                                                          24,505,771           3.49%
                                                                           2,711,385           3.43%
                                                                              57,652           3.38%
                                                                             285,449           3.33%
                                                                           1,027,144           3.28%
                                                                             147,778           3.12%
                                                                               6,115           2.09%  04/30/99
                                                                              35,272           2.06%  04/30/99

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
              1998 ..............................................        0.95%              10,444,932       10.504509
                                                                         1.00%               6,006,870       10.498325
                                                                         1.05%               1,706,027       10.492136
                                                                         1.10%                   9,288       10.095781
                                                                         1.15%                      99       10.094495
                                                                         1.20%                  48,756       10.126097
                                                                         1.35%                   4,169       10.089342
              1997 ..............................................        0.95%                 737,584       10.074129
                                                                         1.00%                 400,491       10.073279
                                                                         1.05%                 170,879       10.072429

      Nationwide(R) SAT - Nationwide(R) Global 50 Fund Class I
              2001 ..............................................        0.95%               1,445,756       10.137325
                                                                         1.00%                 670,901       10.116053
                                                                         1.05%                 142,400       10.094833
                                                                         1.10%                  67,499       10.337468
                                                                         1.15%                  19,623       10.320501
                                                                         1.20%                 456,922        9.913802
                                                                         1.25%                  33,918        9.897097
                                                                         1.30%                 192,734        9.880402
                                                                         1.35%                  30,110       10.252768
                                                                         1.40%                  12,899       10.235887
                                                                         1.45%                   1,551       10.219036
                                                                         1.50%                   8,839       10.202185
                                                                         1.55%                   3,844       10.185366
                                                                         1.60%                   1,947       10.168561
                                                                         1.65%                  10,946       10.151774
                                                                         1.70%                     468        7.691601
                                                                         1.75%                     518        7.681183
                                                                         1.80%                  14,936        7.670769
                                                                         1.85%                   2,531        7.660350
                                                                         2.05%                     581        7.618821
                                                                         2.20%                   2,724        7.587757
                                                                         0.95%  EV***          203,171       10.229502
                                                                         1.00%  EV***           95,495       10.212653
                                                                         1.05%  EV***            6,542       10.195832
                                                                         1.10%  EV***           37,153       10.179024
                                                                         1.15%  EV***            9,482       10.162241
                                                                         1.20%  EV***           11,803       10.145470
                                                                         1.25%  EV***            3,583        8.249114
                                                                         1.30%  EV***            2,105        8.236703
                                                                         1.35%  EV***              220        8.224306
                                                                         1.40%  EV***           15,882        8.211918
                                                                         1.45%  EV***            1,047        8.199542
                                                                         1.50%  EV***              430        8.187193
                                                                         1.55%  EV***            2,062        8.174831
                                                                         1.60%  EV***            2,437        8.162503
                                                                         1.65%  EV***              515        8.150166
                                                                         1.75%  EV***              238        8.125553
                                                                         1.80%  EV***               79        8.113268
                                                                         1.90%  EV***              111        8.088735
              2000 ..............................................        0.95%               1,556,485       12.606419
                                                                         1.00%                 782,047       12.586381
                                                                         1.05%                 176,364       12.566361

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
              1998 ..............................................        109,718,882           4.27%
                                                                          63,062,073           4.22%
                                                                          17,899,867           4.17%
                                                                              93,770           0.96%  09/30/98
                                                                                 999           0.95%  09/30/98
                                                                             493,708           1.26%  08/31/98
                                                                              42,062           0.89%  09/30/98
              1997 ..............................................          7,430,516           0.74%  10/31/97
                                                                           4,034,258           0.73%  10/31/97
                                                                           1,721,167           0.72%  10/31/97

      Nationwide(R) SAT - Nationwide(R) Global 50 Fund Class I
              2001 ..............................................         14,656,098         -19.59%
                                                                           6,786,870         -19.63%
                                                                           1,437,504         -19.67%
                                                                             697,769         -19.71%
                                                                             202,519         -19.75%
                                                                           4,529,834         -19.79%
                                                                             335,690         -19.83%
                                                                           1,904,289         -19.87%
                                                                             308,711         -19.91%
                                                                             132,033         -19.95%
                                                                              15,850         -20.00%
                                                                              90,177         -20.04%
                                                                              39,153         -20.08%
                                                                              19,798         -20.12%
                                                                             111,121         -20.16%
                                                                               3,600         -20.20%
                                                                               3,979         -20.24%
                                                                             114,571         -20.28%
                                                                              19,388         -20.32%
                                                                               4,427         -20.49%
                                                                              20,669         -20.61%
                                                                           2,078,338         -20.06%
                                                                             975,257         -20.10%
                                                                              66,701         -20.14%
                                                                             378,181         -20.18%
                                                                              96,358         -20.22%
                                                                             119,747         -20.26%
                                                                              29,557         -20.31%
                                                                              17,338         -20.35%
                                                                               1,809         -20.39%
                                                                             130,422         -20.43%
                                                                               8,585         -20.47%
                                                                               3,520         -20.51%
                                                                              16,857         -20.55%
                                                                              19,892         -20.59%
                                                                               4,197         -20.63%
                                                                               1,934         -20.71%
                                                                                 641         -20.76%
                                                                                 898         -20.84%
              2000 ..............................................         19,621,702         -13.15%
                                                                           9,843,142         -13.19%
                                                                           2,216,254         -13.24%

                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.10%                  44,680       12.874957
                                                                         1.15%                  15,046       12.860372
                                                                         1.20%                 396,824       12.359900
                                                                         1.25%                  43,117       12.345376
                                                                         1.30%                 214,656       12.330829
                                                                         1.35%                  20,773       12.802092
                                                                         1.40%                   3,150       12.787543
                                                                         1.45%                   1,550       12.773009
                                                                         1.50%                   7,453       12.758477
                                                                         1.55%                   2,626       12.743972
                                                                         1.60%                     604       12.729459
                                                                         1.65%                   8,267       12.714940
                                                                         1.70%                   1,182        9.638561
                                                                         1.80%                  13,871        9.622318
                                                                         0.95%  EV***          135,932       12.796444
                                                                         1.00%  EV***           75,748       12.781911
                                                                         1.05%  EV***            5,179       12.767397
                                                                         1.10%  EV***           21,939       12.752885
                                                                         1.15%  EV***            5,120       12.738390
                                                                         1.20%  EV***            6,861       12.723887
                                                                         1.25%  EV***            1,804       10.350894
                                                                         1.30%  EV***              354       10.340635
                                                                         1.35%  EV***            1,250       10.330371
                                                                         1.40%  EV***            8,320       10.320116
                                                                         1.45%  EV***              929       10.309861
                                                                         1.50%  EV***              261       10.299633
                                                                         1.55%  EV***              382       10.289384
                                                                         1.65%  EV***              713       10.268906
                                                                         1.75%  EV***              238       10.248467
                                                                         1.80%  EV***               79       10.238256
                                                                         1.90%  EV***              111       10.217840
              1999 ..............................................        0.95%               1,264,267       14.515197
                                                                         1.00%                 734,012       14.499401
                                                                         1.05%                 165,736       14.483618
                                                                         1.10%                  25,137       14.846771
                                                                         1.15%                   5,573       14.837408
                                                                         1.20%                 210,066       14.267173
                                                                         1.25%                  17,400       14.257588
                                                                         1.30%                 117,589       14.247974
                                                                         1.35%                  14,216       14.799960
                                                                         1.40%                   1,502       14.790595
                                                                         1.45%                   1,707       14.781243
                                                                         1.50%                   2,864       14.771891
                                                                         1.55%                   2,000       14.762540
              1998 ..............................................        0.95%                 679,485       11.921445
                                                                         1.00%                 475,649       11.914478
                                                                         1.05%                 104,659       11.907510
                                                                         1.10%                     672       12.212250
                                                                         1.15%                      97       12.210713
                                                                         1.25%                     298       11.745400
              1997 ..............................................        0.95%                  28,786       10.102208
                                                                         1.00%                  16,493       10.101401
                                                                         1.05%                   5,552       10.100588

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                             575,253         -13.28%
                                                                             193,497         -13.32%
                                                                           4,904,705         -13.37%
                                                                             532,296         -13.41%
                                                                           2,646,886         -13.46%
                                                                             265,938         -13.50%
                                                                              40,281         -13.54%
                                                                              19,798         -13.59%
                                                                              95,089         -13.63%
                                                                              33,466         -13.67%
                                                                               7,689         -13.72%
                                                                             105,114         -13.76%
                                                                              11,393         -13.80%
                                                                             133,471         -13.89%
                                                                           1,739,446         -11.79%  01/21/00
                                                                             968,204         -11.83%  01/21/00
                                                                              66,122         -11.88%  01/21/00
                                                                             279,786         -11.92%  01/21/00
                                                                              65,221         -11.96%  01/21/00
                                                                              87,299         -12.00%  01/21/00
                                                                              18,673         -12.04%  01/21/00
                                                                               3,661         -12.08%  01/21/00
                                                                              12,913         -12.13%  01/21/00
                                                                              85,863         -12.17%  01/21/00
                                                                               9,578         -12.21%  01/21/00
                                                                               2,688         -12.25%  01/21/00
                                                                               3,931         -12.29%  01/21/00
                                                                               7,322         -12.38%  01/21/00
                                                                               2,439         -12.46%  01/21/00
                                                                                 809         -12.50%  01/21/00
                                                                               1,134         -12.59%  01/21/00
              1999 ..............................................         18,351,085          21.76%
                                                                          10,642,734          21.70%
                                                                           2,400,457          21.63%
                                                                             373,203          21.57%
                                                                              82,689          21.51%
                                                                           2,997,048          21.45%
                                                                             248,082          21.39%
                                                                           1,675,405          21.33%
                                                                             210,396          21.27%
                                                                              22,215          21.20%
                                                                              25,232          21.14%
                                                                              42,307          21.08%
                                                                              29,525          21.02%
              1998 ..............................................          8,100,443          18.01%
                                                                           5,667,110          17.95%
                                                                           1,246,228          17.89%
                                                                               8,207          22.12%  10/01/98
                                                                               1,184          22.11%  10/01/98
                                                                               3,500          17.45%  09/01/98
              1997 ..............................................            290,802           1.02%  11/03/97
                                                                             166,602           1.01%  11/03/97
                                                                              56,078           1.01%  11/03/97

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
      Nationwide(R) SAT - Nationwide(R) Small Cap Growth Fund Class I
              2001 ..............................................        0.95%               1,727,486       14.938890
                                                                         1.00%                 857,083       14.918788
                                                                         1.05%                 101,935       14.898743
                                                                         1.10%                 240,043       14.878675
                                                                         1.15%                  93,073       14.858644
                                                                         1.20%                 851,847       14.838618
                                                                         1.25%                  60,360       14.818626
                                                                         1.30%                 191,990       14.798640
                                                                         1.35%                 112,181       14.778663
                                                                         1.40%                  75,535       14.758730
                                                                         1.45%                  15,530       14.738777
                                                                         1.50%                  45,501       14.718863
                                                                         1.55%                  28,789       14.698966
                                                                         1.60%                   7,894       14.679081
                                                                         1.65%                  28,201       14.659211
                                                                         1.70%                   1,797       14.639366
                                                                         1.75%                  43,000       14.619524
                                                                         1.80%                  12,431       14.599711
                                                                         1.85%                     651       14.579903
                                                                         1.90%                     238       14.560133
                                                                         2.00%                      60       14.520604
                                                                         2.05%                  11,989       14.500883
                                                                         2.20%                     272       14.441772
                                                                         0.95%  EV***          956,030       14.769894
                                                                         1.00%  EV***          943,674       14.749980
                                                                         1.05%  EV***           62,536       14.730067
                                                                         1.10%  EV***          270,993       14.710154
                                                                         1.15%  EV***           81,475       14.690290
                                                                         1.20%  EV***           31,389       14.670428
                                                                         1.25%  EV***           58,696       14.650565
                                                                         1.30%  EV***            4,220       14.630739
                                                                         1.35%  EV***            9,428       14.610915
                                                                         1.40%  EV***           35,765       14.591121
                                                                         1.45%  EV***           10,073       14.571334
                                                                         1.50%  EV***           10,085       14.551583
                                                                         1.55%  EV***           18,136       14.531830
                                                                         1.60%  EV***            7,885       14.512098
                                                                         1.65%  EV***            5,448       14.492407
                                                                         1.70%  EV***            3,237       14.472690
                                                                         1.75%  EV***            1,933       14.453020
                                                                         1.80%  EV***              162       14.433349
                                                                         1.85%  EV***               63       14.413698
                                                                         1.90%  EV***              349       14.394080
                                                                         1.95%  EV***               20       14.374459
              2000 ..............................................        0.95%               1,026,407       16.916678
                                                                         1.00%                 631,683       16.902529
                                                                         1.05%                 105,996       16.888400
                                                                         1.10%                  56,584       16.874259
                                                                         1.15%                  23,281       16.860140
                                                                         1.20%                 568,318       16.846010
                                                                         1.25%                  35,104       16.831886
                                                                         1.30%                 175,053       16.817775
                                                                         1.35%                  30,873       16.803658

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
      Nationwide(R) SAT - Nationwide(R) Small Cap Growth Fund Class I
              2001 ..............................................         25,806,723         -11.69%
                                                                          12,786,640         -11.74%
                                                                           1,518,703         -11.78%
                                                                           3,571,522         -11.83%
                                                                           1,382,939         -11.87%
                                                                          12,640,232         -11.92%
                                                                             894,452         -11.96%
                                                                           2,841,191         -12.01%
                                                                           1,657,885         -12.05%
                                                                           1,114,801         -12.10%
                                                                             228,893         -12.14%
                                                                             669,723         -12.19%
                                                                             423,169         -12.23%
                                                                             115,877         -12.28%
                                                                             413,404         -12.32%
                                                                              26,307         -12.37%
                                                                             628,640         -12.41%
                                                                             181,489         -12.46%
                                                                               9,492         -12.50%
                                                                               3,465         -12.55%
                                                                                 871         -12.64%
                                                                             173,851         -12.68%
                                                                               3,928         -12.81%
                                                                          14,120,462         -12.25%
                                                                          13,919,173         -12.29%
                                                                             921,159         -12.34%
                                                                           3,986,349         -12.38%
                                                                           1,196,891         -12.43%
                                                                             460,490         -12.47%
                                                                             859,930         -12.52%
                                                                              61,742         -12.56%
                                                                             137,752         -12.61%
                                                                             521,851         -12.65%
                                                                             146,777         -12.70%
                                                                             146,753         -12.74%
                                                                             263,549         -12.79%
                                                                             114,428         -12.83%
                                                                              78,955         -12.88%
                                                                              46,848         -12.92%
                                                                              27,938         -12.97%
                                                                               2,338         -13.01%
                                                                                 908         -13.06%
                                                                               5,024         -13.10%
                                                                                 287         -13.15%
              2000 ..............................................         17,363,397         -16.96%
                                                                          10,677,040         -17.00%
                                                                           1,790,103         -17.05%
                                                                             954,813         -17.09%
                                                                             392,521         -17.13%
                                                                           9,573,891         -17.17%
                                                                             590,867         -17.21%
                                                                           2,944,002         -17.26%
                                                                             518,779         -17.30%

                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.40%                   8,808       16.789563
                                                                         1.45%                  12,922       16.775454
                                                                         1.50%                  26,552       16.761357
                                                                         1.55%                  10,978       16.747262
                                                                         1.60%                     615       16.733188
                                                                         1.65%                   6,308       16.719097
                                                                         1.70%                     139       16.705019
                                                                         1.75%                  16,670       16.690944
                                                                         1.80%                   7,580       16.676873
                                                                         2.00%                      59       16.620645
                                                                         0.95%  EV***          569,339       16.831336
                                                                         1.00%  EV***          446,178       16.817252
                                                                         1.05%  EV***           45,027       16.803160
                                                                         1.10%  EV***           98,130       16.789058
                                                                         1.15%  EV***           52,937       16.774984
                                                                         1.20%  EV***           18,242       16.760904
                                                                         1.25%  EV***           17,435       16.746817
                                                                         1.30%  EV***              809       16.732740
                                                                         1.35%  EV***            1,191       16.718668
                                                                         1.40%  EV***           15,375       16.704618
                                                                         1.45%  EV***            6,654       16.690547
                                                                         1.50%  EV***            4,291       16.676507
                                                                         1.55%  EV***            6,021       16.662458
                                                                         1.60%  EV***            4,022       16.648407
                                                                         1.65%  EV***            1,837       16.634392
                                                                         1.70%  EV***            2,195       16.620337
                                                                         1.75%  EV***            1,495       16.606309
                                                                         1.85%  EV***               86       16.578264
                                                                         1.90%  EV***               28       16.564252
                                                                         1.95%  EV***               53       16.550232
          Initial Deposit Funding ...............................           -                  100,000       17.186295
              1999 ..............................................        0.95%                 298,776       20.372476
                                                                         1.00%                 160,242       20.365684
                                                                         1.05%                  33,734       20.358893
                                                                         1.10%                   1,653       20.352098
                                                                         1.15%                     346       20.345317
                                                                         1.20%                  70,255       20.338511
                                                                         1.25%                   4,348       20.331712
                                                                         1.30%                  12,527       20.324927
                                                                         1.35%                     436       20.318124
                                                                         1.45%                   1,870       20.304522
                                                                         1.50%                  15,068       20.297724
                                                                         1.70%                      12       20.270503
          Initial Deposit Funding ...............................           -                  100,000       20.501257

      Nationwide(R) SAT - Nationwide(R) Small Cap Value Fund Class I
              2001 ..............................................        0.95%               8,470,958       16.714543
                                                                         1.00%               3,232,158       16.679480
                                                                         1.05%                 666,716       16.644463
                                                                         1.10%                 505,658       22.869189
                                                                         1.15%                 204,294       22.831653
                                                                         1.20%               1,869,605       22.134881
                                                                         1.25%                 110,564       22.097595
                                                                         1.30%                 420,250       22.060369
                                                                         1.35%                 237,746       22.681958
                                                                         1.40%                 118,506       22.644645

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                             147,882         -17.34%
                                                                             216,772         -17.38%
                                                                             445,048         -17.42%
                                                                             183,851         -17.46%
                                                                              10,291         -17.51%
                                                                             105,464         -17.55%
                                                                               2,322         -17.59%
                                                                             278,238         -17.63%
                                                                             126,411         -17.67%
                                                                                 981         -17.84%
                                                                           9,582,736         -21.89%  01/21/00
                                                                           7,503,488         -21.92%  01/21/00
                                                                             756,596         -21.96%  01/21/00
                                                                           1,647,510         -22.00%  01/21/00
                                                                             888,017         -22.04%  01/21/00
                                                                             305,752         -22.07%  01/21/00
                                                                             291,981         -22.11%  01/21/00
                                                                              13,537         -22.15%  01/21/00
                                                                              19,912         -22.18%  01/21/00
                                                                             256,834         -22.22%  01/21/00
                                                                             111,059         -22.26%  01/21/00
                                                                              71,559         -22.30%  01/21/00
                                                                             100,325         -22.33%  01/21/00
                                                                              66,960         -22.37%  01/21/00
                                                                              30,557         -22.41%  01/21/00
                                                                              36,482         -22.44%  01/21/00
                                                                              24,826         -22.48%  01/21/00
                                                                               1,426         -22.56%  01/21/00
                                                                                 464         -22.59%  01/21/00
                                                                                 877         -22.63%  01/21/00
          Initial Deposit Funding ...............................          1,718,630         -16.17%
              1999 ..............................................          6,086,807         103.72%  05/03/99
                                                                           3,263,438         103.66%  05/03/99
                                                                             686,787         103.59%  05/03/99
                                                                              33,642         103.52%  05/03/99
                                                                               7,039         103.45%  05/03/99
                                                                           1,428,882         103.39%  05/03/99
                                                                              88,402         103.32%  05/03/99
                                                                             254,610         103.25%  05/03/99
                                                                               8,859         103.18%  05/03/99
                                                                              37,969         103.05%  05/03/99
                                                                             305,846         102.98%  05/03/99
                                                                                 243         102.71%  05/03/99
          Initial Deposit Funding ...............................          2,050,126         103.72%  05/03/99

      Nationwide(R) SAT - Nationwide(R) Small Cap Value Fund Class I
              2001 ..............................................        141,588,192          27.05%
                                                                          53,910,715          26.99%
                                                                          11,097,130          26.92%
                                                                          11,563,988          26.86%
                                                                           4,664,370          26.79%
                                                                          41,383,484          26.73%
                                                                           2,443,198          26.66%
                                                                           9,270,870          26.60%
                                                                           5,392,545          26.54%
                                                                           2,683,526          26.47%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.45%                  30,985       22.607355
                                                                         1.50%                  77,163       22.570133
                                                                         1.55%                  32,878       22.532936
                                                                         1.60%                  27,979       22.495777
                                                                         1.65%                  36,420       22.458672
                                                                         1.70%                  66,713       16.122666
                                                                         1.75%                  80,397       16.100836
                                                                         1.80%                  14,741       16.079016
                                                                         1.85%                   4,505       16.057232
                                                                         1.90%                   7,140       16.035460
                                                                         1.95%                     113       16.013702
                                                                         2.00%                      50       15.991958
                                                                         2.05%                  11,708       15.970228
                                                                         2.10%                       2       15.948542
                                                                         2.15%                       7       15.926842
                                                                         2.20%                   8,057       15.905177
                                                                         2.25%                     822       13.774932
                                                                         0.95%  EV***        1,893,482       22.691657
                                                                         1.00%  EV***          941,762       22.654357
                                                                         1.05%  EV***           80,392       22.617086
                                                                         1.10%  EV***          515,529       22.579866
                                                                         1.15%  EV***          167,455       22.542668
                                                                         1.20%  EV***           98,796       22.505547
                                                                         1.25%  EV***          111,652       16.837096
                                                                         1.30%  EV***           37,310       16.811818
                                                                         1.35%  EV***           49,759       16.786533
                                                                         1.40%  EV***           81,735       16.761317
                                                                         1.45%  EV***           24,256       16.736095
                                                                         1.50%  EV***           24,534       16.710899
                                                                         1.55%  EV***           66,055       16.685749
                                                                         1.60%  EV***           26,204       16.660601
                                                                         1.65%  EV***            6,317       16.635493
                                                                         1.70%  EV***           18,483       16.610403
                                                                         1.75%  EV***            1,029       16.585340
                                                                         1.80%  EV***            1,025       16.560289
                                                                         1.85%  EV***            5,675       16.535264
                                                                         1.90%  EV***              120       16.510283
                                                                         1.95%  EV***            7,248       16.485305
                                                                         2.10%  EV***            1,786       16.410569
                                                                         2.20%  EV***               13       16.360855
              2000 ..............................................        0.95%               4,814,143       13.155704
                                                                         1.00%               2,176,352       13.134786
                                                                         1.05%                 487,437       13.113877
                                                                         1.10%                 102,797       18.027390
                                                                         1.15%                  30,134       18.006956
                                                                         1.20%                 862,874       17.466310
                                                                         1.25%                  34,587       17.445777
                                                                         1.30%                 204,956       17.425261
                                                                         1.35%                  32,546       17.925387
                                                                         1.40%                  11,148       17.905028
                                                                         1.45%                  12,587       17.884672
                                                                         1.50%                  34,245       17.864340
                                                                         1.55%                  14,174       17.844017
                                                                         1.60%                     764       17.823704

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                             700,489          26.41%
                                                                           1,741,579          26.34%
                                                                             740,838          26.28%
                                                                             629,409          26.21%
                                                                             817,945          26.15%
                                                                           1,075,591          26.08%
                                                                           1,294,459          26.02%
                                                                             237,021          25.95%
                                                                              72,338          25.89%
                                                                             114,493          25.83%
                                                                               1,810          25.76%
                                                                                 800          25.70%
                                                                             186,979          25.63%
                                                                                  32          25.57%
                                                                                 111          25.50%
                                                                             128,148          25.44%
                                                                              11,323          25.37%
                                                                          42,966,244          26.58%
                                                                          21,335,013          26.51%
                                                                           1,818,233          26.45%
                                                                          11,640,576          26.38%
                                                                           3,774,882          26.32%
                                                                           2,223,458          26.25%
                                                                           1,879,895          26.19%
                                                                             627,249          26.12%
                                                                             835,281          26.06%
                                                                           1,369,986          26.00%
                                                                             405,951          25.93%
                                                                             409,985          25.87%
                                                                           1,102,177          25.80%
                                                                             436,574          25.74%
                                                                             105,086          25.67%
                                                                             307,010          25.61%
                                                                              17,066          25.54%
                                                                              16,974          25.48%
                                                                              93,838          25.41%
                                                                               1,981          25.35%
                                                                             119,485          25.29%
                                                                              29,309          25.09%
                                                                                 213          24.96%
              2000 ..............................................         63,333,440          10.15%
                                                                          28,585,918          10.09%
                                                                           6,392,189          10.04%
                                                                           1,853,162           9.98%
                                                                             542,622           9.93%
                                                                          15,071,225           9.87%
                                                                             603,397           9.82%
                                                                           3,571,412           9.76%
                                                                             583,400           9.71%
                                                                             199,605           9.65%
                                                                             225,114           9.60%
                                                                             611,764           9.54%
                                                                             252,921           9.49%
                                                                              13,617           9.43%

                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.65%                   5,027       17.803398
                                                                         1.70%                   1,272       12.787277
                                                                         1.75%                   2,045       12.776504
                                                                         1.80%                   2,310       12.765722
                                                                         0.95%  EV***          521,516       17.927244
                                                                         1.00%  EV***          315,970       17.906914
                                                                         1.05%  EV***           33,408       17.886580
                                                                         1.10%  EV***           43,492       17.866258
                                                                         1.15%  EV***           16,806       17.845938
                                                                         1.20%  EV***           21,271       17.825655
                                                                         1.25%  EV***            9,763       13.342749
                                                                         1.30%  EV***            4,752       13.329535
                                                                         1.35%  EV***              788       13.316304
                                                                         1.40%  EV***           13,697       13.303105
                                                                         1.45%  EV***            6,545       13.289891
                                                                         1.50%  EV***            4,707       13.276689
                                                                         1.55%  EV***            7,680       13.263507
                                                                         1.60%  EV***            2,578       13.250319
                                                                         1.65%  EV***            3,822       13.237144
                                                                         1.70%  EV***              445       13.223965
                                                                         1.75%  EV***               33       13.210805
                                                                         1.80%  EV***              150       13.197628
                                                                         1.90%  EV***               90       13.171324
              1999 ..............................................        0.95%               3,285,083       11.943543
                                                                         1.00%               1,455,481       11.930542
                                                                         1.05%                 360,333       11.917534
                                                                         1.10%                  50,497       16.391038
                                                                         1.15%                  10,915       16.380692
                                                                         1.20%                 302,299       15.896867
                                                                         1.25%                  15,812       15.886176
                                                                         1.30%                  92,230       15.875478
                                                                         1.35%                  12,557       16.339365
                                                                         1.40%                   2,879       16.329040
                                                                         1.45%                   2,951       16.318704
                                                                         1.50%                  14,045       16.308373
                                                                         1.60%                      68       16.287722
                                                                         1.65%                     872       16.277398
                                                                         1.70%                      20       11.697140
              1998 ..............................................        0.95%               1,952,229        9.432351
                                                                         1.00%                 969,900        9.426837
                                                                         1.05%                 222,207        9.421309
                                                                         1.10%                   1,427       12.964349
                                                                         1.15%                     757       12.962717
                                                                         1.20%                   3,627       12.586199
                                                                         1.25%                     310       12.584102
              1997 ..............................................        0.95%                  71,786        9.823904
                                                                         1.00%                  37,087        9.823118
                                                                         1.05%                   8,921        9.822329

      Nationwide(R) SAT - Nationwide(R) Small Company Fund Class I
              2001 ..............................................        0.95%               7,057,570       13.675678
                                                                         1.00%               3,271,755       13.646984
                                                                         1.05%                 532,226       13.618327
                                                                         1.10%                 372,318       17.159419
                                                                         1.15%                 157,423       17.131237
                                                                         1.20%               2,189,806       16.957444

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                              89,498           9.37%
                                                                              16,265           9.32%
                                                                              26,128           9.26%
                                                                              29,489           9.21%
                                                                           9,349,345          10.86%  01/21/00
                                                                           5,658,048          10.81%  01/21/00
                                                                             597,555          10.76%  01/21/00
                                                                             777,039          10.71%  01/21/00
                                                                             299,919          10.65%  01/21/00
                                                                             379,170          10.60%  01/21/00
                                                                             130,265          10.55%  01/21/00
                                                                              63,342          10.50%  01/21/00
                                                                              10,493          10.44%  01/21/00
                                                                             182,213          10.39%  01/21/00
                                                                              86,982          10.34%  01/21/00
                                                                              62,493          10.28%  01/21/00
                                                                             101,864          10.23%  01/21/00
                                                                              34,159          10.18%  01/21/00
                                                                              50,592          10.13%  01/21/00
                                                                               5,885          10.07%  01/21/00
                                                                                 436          10.02%  01/21/00
                                                                               1,980           9.97%  01/21/00
                                                                               1,185           9.86%  01/21/00
              1999 ..............................................         39,235,530          26.62%
                                                                          17,364,677          26.56%
                                                                           4,294,281          26.50%
                                                                             827,698          26.43%
                                                                             178,795          26.37%
                                                                           4,805,607          26.30%
                                                                             251,192          26.24%
                                                                           1,464,195          26.18%
                                                                             205,173          26.11%
                                                                              47,011          26.05%
                                                                              48,156          25.98%
                                                                             229,051          25.92%
                                                                               1,108          25.79%
                                                                              14,194          25.73%
                                                                                 234          16.97%  05/03/99
              1998 ..............................................         18,414,109          -3.99%
                                                                           9,143,089          -4.03%
                                                                           2,093,481          -4.08%
                                                                              18,500          29.64%  10/01/98
                                                                               9,813          29.63%  10/01/98
                                                                              45,650          25.86%  09/01/98
                                                                               3,901          25.84%  09/01/98
              1997 ..............................................            705,219          -1.76%  11/03/97
                                                                             364,310          -1.77%  11/03/97
                                                                              87,625          -1.78%  11/03/97

      Nationwide(R) SAT - Nationwide(R) Small Company Fund Class I
              2001 ..............................................         96,517,055          -7.60%
                                                                          44,649,588          -7.64%
                                                                           7,248,028          -7.69%
                                                                           6,388,761          -7.74%
                                                                           2,696,851          -7.78%
                                                                          37,133,513          -7.83%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.25%                 117,626       16.928867
                                                                         1.30%                 362,569       16.900322
                                                                         1.35%                 157,600       17.018889
                                                                         1.40%                 157,202       16.990870
                                                                         1.45%                  23,210       16.962886
                                                                         1.50%                 103,022       16.934952
                                                                         1.55%                  35,023       16.907018
                                                                         1.60%                  20,199       16.879142
                                                                         1.65%                  32,872       16.851295
                                                                         1.70%                   9,854       13.866158
                                                                         1.75%                  10,464       13.847390
                                                                         1.80%                  12,107       13.828616
                                                                         1.85%                  48,695       13.809877
                                                                         1.90%                   2,710       13.791138
                                                                         1.95%                     183       13.772426
                                                                         2.00%                      45       13.753727
                                                                         2.05%                  12,547       13.735040
                                                                         2.10%                       3       13.716369
                                                                         2.15%                      15       13.697716
                                                                         2.20%                   2,562       13.679062
                                                                         2.25%                   4,251        9.149061
                                                                         0.95%  EV***        1,383,141       17.014849
                                                                         1.00%  EV***          822,115       16.986860
                                                                         1.05%  EV***           69,114       16.958920
                                                                         1.10%  EV***          317,936       16.930984
                                                                         1.15%  EV***           82,149       16.903110
                                                                         1.20%  EV***           84,918       16.875240
                                                                         1.25%  EV***           85,659       14.077324
                                                                         1.30%  EV***           13,951       14.056170
                                                                         1.35%  EV***           21,900       14.035020
                                                                         1.40%  EV***           89,874       14.013927
                                                                         1.45%  EV***           12,793       13.992820
                                                                         1.50%  EV***           30,105       13.971760
                                                                         1.55%  EV***           22,389       13.950711
                                                                         1.60%  EV***           19,185       13.929687
                                                                         1.65%  EV***            6,390       13.908669
                                                                         1.70%  EV***            1,992       13.887683
                                                                         1.75%  EV***            2,470       13.866711
                                                                         1.80%  EV***              239       13.845774
                                                                         1.85%  EV***              850       13.824857
                                                                         2.05%  EV***              121       13.741349
                                                                         2.25%  EV***              210       13.658187
              2000 ..............................................        0.95%               6,381,124       14.799910
                                                                         1.00%               3,275,225       14.776367
                                                                         1.05%                 559,475       14.752842
                                                                         1.10%                 133,435       18.598401
                                                                         1.15%                  51,830       18.577322
                                                                         1.20%               1,312,706       18.398225
                                                                         1.25%                  77,770       18.376589
                                                                         1.30%                 349,046       18.354971
                                                                         1.35%                  65,782       18.493168
                                                                         1.40%                  33,617       18.472168
                                                                         1.45%                  17,982       18.451164
                                                                         1.50%                  57,030       18.430186

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                           1,991,275          -7.88%
                                                                           6,127,533          -7.93%
                                                                           2,682,177          -7.97%
                                                                           2,670,999          -8.02%
                                                                             393,709          -8.07%
                                                                           1,744,673          -8.11%
                                                                             592,134          -8.16%
                                                                             340,942          -8.21%
                                                                             553,936          -8.25%
                                                                             136,637          -8.30%
                                                                             144,899          -8.35%
                                                                             167,423          -8.39%
                                                                             672,472          -8.44%
                                                                              37,374          -8.49%
                                                                               2,520          -8.54%
                                                                                 619          -8.58%
                                                                             172,334          -8.63%
                                                                                  41          -8.68%
                                                                                 205          -8.72%
                                                                              35,046          -8.77%
                                                                              38,893          -8.82%
                                                                          23,533,935          -8.05%
                                                                          13,965,152          -8.09%
                                                                           1,172,099          -8.14%
                                                                           5,382,969          -8.19%
                                                                           1,388,574          -8.24%
                                                                           1,433,012          -8.28%
                                                                           1,205,849          -8.33%
                                                                             196,098          -8.38%
                                                                             307,367          -8.42%
                                                                           1,259,488          -8.47%
                                                                             179,010          -8.52%
                                                                             420,620          -8.56%
                                                                             312,342          -8.61%
                                                                             267,241          -8.66%
                                                                              88,876          -8.71%
                                                                              27,664          -8.75%
                                                                              34,251          -8.80%
                                                                               3,309          -8.85%
                                                                              11,751          -8.89%
                                                                               1,663          -9.08%
                                                                               2,868          -9.27%
              2000 ..............................................         94,440,061           7.87%
                                                                          48,395,927           7.81%
                                                                           8,253,846           7.76%
                                                                           2,481,678           7.71%
                                                                             962,863           7.65%
                                                                          24,151,460           7.60%
                                                                           1,429,147           7.54%
                                                                           6,406,729           7.49%
                                                                           1,216,518           7.44%
                                                                             620,979           7.38%
                                                                             331,789           7.33%
                                                                           1,051,074           7.27%

                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.55%                  22,938       18.409209
                                                                         1.60%                     491       18.388267
                                                                         1.65%                   8,378       18.367325
                                                                         1.70%                   3,350       15.121378
                                                                         1.75%                   3,878       15.108647
                                                                         1.80%                   1,037       15.095906
                                                                         1.90%                       4       15.070448
                                                                         0.95%  EV***          917,234       18.504013
                                                                         1.00%  EV***          655,683       18.483030
                                                                         1.05%  EV***           65,137       18.462044
                                                                         1.10%  EV***          161,570       18.441081
                                                                         1.15%  EV***           26,037       18.420139
                                                                         1.20%  EV***           53,846       18.399189
                                                                         1.25%  EV***           28,993       15.356464
                                                                         1.30%  EV***            1,975       15.341263
                                                                         1.35%  EV***            2,184       15.326036
                                                                         1.40%  EV***           52,906       15.310860
                                                                         1.45%  EV***            9,929       15.295646
                                                                         1.50%  EV***            9,183       15.280478
                                                                         1.55%  EV***            6,391       15.265297
                                                                         1.60%  EV***            2,404       15.250126
                                                                         1.65%  EV***            8,266       15.234953
                                                                         1.70%  EV***              606       15.219794
                                                                         1.75%  EV***              704       15.204656
                                                                         1.80%  EV***               71       15.189513
                                                                         1.85%  EV***               25       15.174391
              1999 ..............................................        0.95%               3,821,664       13.720318
                                                                         1.00%               2,163,204       13.705373
                                                                         1.05%                 372,212       13.690433
                                                                         1.10%                  31,317       17.267747
                                                                         1.15%                  10,027       17.256864
                                                                         1.20%                 730,073       17.099098
                                                                         1.25%                  21,333       17.087592
                                                                         1.30%                  52,855       17.076087
                                                                         1.35%                  12,642       17.213333
                                                                         1.40%                   1,566       17.202461
                                                                         1.45%                     842       17.191574
                                                                         1.50%                   7,417       17.180698
                                                                         1.70%                     237       14.124755
                                                                         1.75%                   1,202       14.120006
                                                                         1.80%                     308       14.115240
              1998 ..............................................        0.95%               2,522,929        9.617964
                                                                         1.00%               1,662,209        9.612340
                                                                         1.05%                 286,195        9.606706
                                                                         1.10%                   1,483       12.123056
                                                                         1.15%                      67       12.121529
                                                                         1.20%                       3       12.016781
                                                                         1.30%                       4       12.012761
              1997 ..............................................        0.95%                  86,736        9.613184
                                                                         1.00%                  62,861        9.612411
                                                                         1.05%                  12,512        9.611642

      Nationwide(R) SAT - Nationwide(R) Strategic Value Fund Class I
              2001 ..............................................        0.95%                 915,158        9.894502
                                                                         1.00%                 423,123        9.873761
                                                                         1.05%                 119,414        9.853022

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                             422,270           7.22%
                                                                               9,029           7.16%
                                                                             153,881           7.11%
                                                                              50,657           7.06%
                                                                              58,591           7.00%
                                                                              15,654           6.95%
                                                                                  60           6.84%
                                                                          16,972,510           1.29%  01/21/00
                                                                          12,119,009           1.24%  01/21/00
                                                                           1,202,562           1.19%  01/21/00
                                                                           2,979,525           1.15%  01/21/00
                                                                             479,605           1.10%  01/21/00
                                                                             990,723           1.05%  01/21/00
                                                                             445,230           1.00%  01/21/00
                                                                              30,299           0.95%  01/21/00
                                                                              33,472           0.91%  01/21/00
                                                                             810,036           0.86%  01/21/00
                                                                             151,870           0.81%  01/21/00
                                                                             140,321           0.76%  01/21/00
                                                                              97,561           0.71%  01/21/00
                                                                              36,661           0.66%  01/21/00
                                                                             125,932           0.62%  01/21/00
                                                                               9,223           0.57%  01/21/00
                                                                              10,704           0.52%  01/21/00
                                                                               1,078           0.47%  01/21/00
                                                                                 379           0.42%  01/21/00
              1999 ..............................................         52,434,445          42.65%
                                                                          29,647,518          42.58%
                                                                           5,095,743          42.51%
                                                                             540,774          42.44%
                                                                             173,035          42.37%
                                                                          12,483,590          42.29%
                                                                             364,530          42.22%
                                                                             902,557          42.15%
                                                                             217,611          42.08%
                                                                              26,939          42.01%
                                                                              14,475          41.93%
                                                                             127,429          41.86%
                                                                               3,348          41.25%  05/03/99
                                                                              16,972          41.20%  05/03/99
                                                                               4,347          41.15%  05/03/99
              1998 ..............................................         24,265,440           0.05%
                                                                          15,977,718           0.00%
                                                                           2,749,391          -0.05%
                                                                              17,978          21.23%  10/01/98
                                                                                 812          21.22%  10/01/98
                                                                                  36          20.17%  09/01/98
                                                                                  48          20.13%  09/01/98
              1997 ..............................................            833,809          -3.87%  11/03/97
                                                                             604,246          -3.88%  11/03/97
                                                                             120,261          -3.88%  11/03/97

      Nationwide(R) SAT - Nationwide(R) Strategic Value Fund Class I
              2001 ..............................................          9,055,033          -4.18%
                                                                           4,177,815          -4.23%
                                                                           1,176,589          -4.28%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.10%                   6,407       12.717972
                                                                         1.15%                   2,999       12.697103
                                                                         1.20%                 161,635       12.142851
                                                                         1.25%                  15,813       12.122397
                                                                         1.30%                  38,194       12.101949
                                                                         1.35%                   5,156       12.613785
                                                                         1.40%                   4,134       12.593029
                                                                         1.45%                   2,957       12.572301
                                                                         1.50%                   9,832       12.551564
                                                                         1.55%                   1,867       12.530882
                                                                         1.60%                     119       12.510199
                                                                         1.65%                   1,216       12.489572
                                                                         1.80%                     789        8.575738
                                                                         0.95%  EV***           29,852       12.594658
                                                                         1.00%  EV***           46,392       12.573942
                                                                         1.05%  EV***           13,336       12.553222
                                                                         1.10%  EV***            2,133       12.532549
                                                                         1.20%  EV***            8,751       12.491250
                                                                         1.30%  EV***            1,229        9.931849
                                                                         1.40%  EV***            3,478        9.901993
                                                                         1.45%  EV***              251        9.887058
                                                                         1.65%  EV***              146        9.827565
              2000 ..............................................        0.95%                 937,668       10.326230
                                                                         1.00%                 610,165       10.309817
                                                                         1.05%                 119,251       10.293400
                                                                         1.10%                   8,281       13.293158
                                                                         1.15%                   2,517       13.278102
                                                                         1.20%                 174,755       12.704964
                                                                         1.25%                  14,900       12.690016
                                                                         1.30%                  32,366       12.675084
                                                                         1.35%                   8,325       13.217900
                                                                         1.40%                   4,131       13.202878
                                                                         1.45%                   3,419       13.187886
                                                                         1.50%                  11,997       13.172860
                                                                         1.55%                   1,867       13.157882
                                                                         1.60%                     119       13.142888
                                                                         1.65%                   1,035       13.127925
                                                                         1.80%                     901        9.027908
                                                                         0.95%  EV***           31,054       13.204656
                                                                         1.00%  EV***           53,570       13.189671
                                                                         1.05%  EV***           12,019       13.174668
                                                                         1.10%  EV***            1,934       13.159697
                                                                         1.15%  EV***            1,067       13.144720
                                                                         1.20%  EV***           11,209       13.129756
                                                                         1.40%  EV***            2,190       10.429501
                                                                         1.45%  EV***              252       10.419119
                                                                         1.65%  EV***              144       10.377722
              1999 ..............................................        0.95%                 855,184        9.687523
                                                                         1.00%                 389,197        9.676976
                                                                         1.05%                 121,052        9.666432
                                                                         1.10%                   3,536       12.489739
                                                                         1.15%                   1,129       12.481871
                                                                         1.20%                  39,603       11.949113

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                              81,484          -4.33%
                                                                              38,079          -4.38%
                                                                           1,962,710          -4.42%
                                                                             191,691          -4.47%
                                                                             462,222          -4.52%
                                                                              65,037          -4.57%
                                                                              52,060          -4.62%
                                                                              37,176          -4.67%
                                                                             123,407          -4.72%
                                                                              23,395          -4.77%
                                                                               1,489          -4.81%
                                                                              15,187          -4.86%
                                                                               6,766          -5.01%
                                                                             375,976          -4.62%
                                                                             583,330          -4.67%
                                                                             167,410          -4.72%
                                                                              26,732          -4.77%
                                                                             109,311          -4.86%
                                                                              12,206          -4.96%
                                                                              34,439          -5.06%
                                                                               2,482          -5.11%
                                                                               1,435          -5.30%
              2000 ..............................................          9,682,575           6.59%
                                                                           6,290,689           6.54%
                                                                           1,227,498           6.49%
                                                                             110,081           6.43%
                                                                              33,421           6.38%
                                                                           2,220,256           6.33%
                                                                             189,081           6.27%
                                                                             410,242           6.22%
                                                                             110,039           6.17%
                                                                              54,541           6.11%
                                                                              45,089           6.06%
                                                                             158,035           6.00%
                                                                              24,566           5.95%
                                                                               1,564           5.90%
                                                                              13,587           5.84%
                                                                               8,134           5.68%
                                                                             410,057           7.80%  01/21/00
                                                                             706,571           7.75%  01/21/00
                                                                             158,346           7.70%  01/21/00
                                                                              25,451           7.65%  01/21/00
                                                                              14,025           7.60%  01/21/00
                                                                             147,171           7.54%  01/21/00
                                                                              22,841           7.34%  01/21/00
                                                                               2,626           7.29%  01/21/00
                                                                               1,494           7.08%  01/21/00
              1999 ..............................................          8,284,615          -3.99%
                                                                           3,766,250          -4.04%
                                                                           1,170,141          -4.09%
                                                                              44,164          -4.14%
                                                                              14,092          -4.18%
                                                                             473,221          -4.23%

                                                                        CONTRACT                               UNIT
                                                                      EXPENSE RATE*            UNITS        FAIR VALUE
                                                                      -------------         ----------      ----------
                                                                         1.25%                   6,717       11.941061
                                                                         1.30%                  17,949       11.933031
                                                                         1.35%                   5,161       12.450334
                                                                         1.40%                   3,398       12.442449
                                                                         1.45%                   2,925       12.434581
                                                                         1.50%                   6,451       12.426696
                                                                         1.65%                     195       12.403079
                                                                         1.80%                     995        8.542404
              1998 ..............................................        0.95%                 851,333       10.090240
                                                                         1.00%                 373,650       10.084334
                                                                         1.05%                 122,222       10.078441
                                                                         1.10%                     184       13.028676
                                                                         1.15%                     283       13.027042
                                                                         1.20%                     853       12.477330
                                                                         1.30%                       3       12.473162
              1997 ..............................................        0.95%                  25,735       10.147459
                                                                         1.00%                  16,175       10.146650
                                                                         1.05%                   5,736       10.145838

      Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I
              2001 ..............................................        0.95%               3,099,984       12.263081
                                                                         1.00%               1,708,576       12.237328
                                                                         1.05%                 196,504       12.211625
                                                                         1.10%                 294,631       13.352487
                                                                         1.15%                 110,516       13.330533
                                                                         1.20%               1,072,257       13.096398
                                                                         1.25%                  98,558       13.074320
                                                                         1.30%                 299,300       13.052260
                                                                         1.35%                  74,055       13.242999
                                                                         1.40%                  72,972       13.221187
                                                                         1.45%                  12,254       13.199389
                                                                         1.50%                  62,273       13.177611
                                                                         1.55%                  11,388       13.155873
                                                                         1.60%                   4,027       13.134144
                                                                         1.65%                  16,486       13.112455
                                                                         1.70%                     804        8.352516
                                                                         1.75%                   1,521        8.341195
                                                                         1.80%                   7,693        8.329869
                                                                         1.85%                   2,903        8.318555
                                                                         1.90%                      17        8.307241
                                                                         2.00%                     550        8.284669
                                                                         2.05%                  12,368        8.273390
                                                                         0.95%  EV***          859,178       13.216069
                                                                         1.00%  EV***        1,062,424       13.194282
                                                                         1.05%  EV***           74,577       13.172522
                                                                         1.10%  EV***          299,214       13.150802
                                                                         1.15%  EV***           68,087       13.129094
                                                                         1.20%  EV***           50,744       13.107408
                                                                         1.25%  EV***           53,071       10.195247
                                                                         1.30%  EV***            2,844       10.179914
                                                                         1.35%  EV***           14,747       10.164569
                                                                         1.40%  EV***           51,280       10.149256
                                                                         1.45%  EV***           23,568       10.133953
                                                                         1.50%  EV***           19,707       10.118653
                                                                         1.55%  EV***           28,288       10.103383
                                                                         1.60%  EV***           13,763       10.088127

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                              80,208          -4.28%
                                                                             214,186          -4.33%
                                                                              64,256          -4.38%
                                                                              42,279          -4.43%
                                                                              36,371          -4.48%
                                                                              80,165          -4.52%
                                                                               2,419          -4.67%
                                                                               8,500         -14.58%  05/03/99
              1998 ..............................................          8,590,154          -0.56%
                                                                           3,768,011          -0.61%
                                                                           1,231,807          -0.66%
                                                                               2,397          30.29%  10/01/98
                                                                               3,687          30.27%  10/01/98
                                                                              10,643          24.77%  09/01/98
                                                                                  37          24.73%  09/01/98
              1997 ..............................................            261,145           1.47%  11/03/97
                                                                             164,122           1.47%  11/03/97
                                                                              58,197           1.46%  11/03/97

      Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I
              2001 ..............................................         38,015,355         -30.98%
                                                                          20,908,405         -31.01%
                                                                           2,399,633         -31.05%
                                                                           3,934,057         -31.08%
                                                                           1,473,237         -31.12%
                                                                          14,042,704         -31.15%
                                                                           1,288,579         -31.19%
                                                                           3,906,541         -31.22%
                                                                             980,710         -31.26%
                                                                             964,776         -31.29%
                                                                             161,745         -31.33%
                                                                             820,609         -31.36%
                                                                             149,819         -31.40%
                                                                              52,891         -31.43%
                                                                             216,172         -31.47%
                                                                               6,715         -31.50%
                                                                              12,687         -31.54%
                                                                              64,082         -31.57%
                                                                              24,149         -31.61%
                                                                                 141         -31.64%
                                                                               4,557         -31.71%
                                                                             102,325         -31.75%
                                                                          11,354,956         -31.48%
                                                                          14,017,922         -31.52%
                                                                             982,367         -31.55%
                                                                           3,934,904         -31.59%
                                                                             893,921         -31.62%
                                                                             665,122         -31.66%
                                                                             541,072         -31.69%
                                                                              28,952         -31.73%
                                                                             149,897         -31.76%
                                                                             520,454         -31.80%
                                                                             238,837         -31.83%
                                                                             199,408         -31.87%
                                                                             285,804         -31.90%
                                                                             138,843         -31.94%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                        CONTRACT                        UNIT          CONTRACT      TOTAL
                                                      EXPENSE RATE*      UNITS      FAIR VALUE    OWNERS' EQUITY   RETURN**
                                                     ---------------  -----------   -----------  ---------------- ----------
                                                        1.65%  EV***        6,766    10.072894           68,153     -31.97%
                                                        1.70%  EV***       10,442    10.057660          105,022     -32.01%
                                                        1.75%  EV***        3,188    10.042441           32,015     -32.04%
                                                        1.80%  EV***          133    10.027240            1,334     -32.08%
                                                        1.85%  EV***          690    10.012051            6,908     -32.11%
                                                        1.90%  EV***          157     9.996881            1,570     -32.15%
                                                        1.95%  EV***           22     9.981726              220     -32.18%
                                                        2.00%  EV***          101     9.966598            1,007     -32.22%
      2000 .......................................      0.95%           3,465,292    17.766242       61,565,216     -16.18%
                                                        1.00%           2,026,048    17.737976       35,937,991     -16.22%
                                                        1.05%             257,361    17.709761        4,557,802     -16.26%
                                                        1.10%             175,471    19.374164        3,399,604     -16.31%
                                                        1.15%              46,725    19.352193          904,231     -16.35%
                                                        1.20%           1,029,346    19.022019       19,580,239     -16.39%
                                                        1.25%              86,140    18.999657        1,636,630     -16.43%
                                                        1.30%             297,231    18.977298        5,640,641     -16.47%
                                                        1.35%              35,432    19.264494          682,580     -16.52%
                                                        1.40%              13,165    19.242613          253,329     -16.56%
                                                        1.45%               9,433    19.220739          181,309     -16.60%
                                                        1.50%              59,186    19.198852        1,136,303     -16.64%
                                                        1.55%               5,814    19.177019          111,495     -16.69%
                                                        1.60%                 982    19.155179           18,810     -16.73%
                                                        1.65%               8,677    19.133359          166,020     -16.77%
                                                        1.70%                 437    12.194050            5,329     -16.81%
                                                        1.75%              21,744    12.183768          264,924     -16.85%
                                                        1.80%                  41    12.173489              499     -16.90%
                                                        1.90%                  14    12.152925              170     -16.98%
                                                        0.95%  EV***      670,835    19.287913       12,939,007     -22.69% 01/21/00
                                                        1.00%  EV***      991,277    19.266026       19,097,968     -22.73% 01/21/00
                                                        1.05%  EV***       62,680    19.244138        1,206,223     -22.76% 01/21/00
                                                        1.10%  EV***      115,255    19.222288        2,215,465     -22.80% 01/21/00
                                                        1.15%  EV***       39,489    19.200441          758,206     -22.84% 01/21/00
                                                        1.20%  EV***       39,397    19.178592          755,579     -22.87% 01/21/00
                                                        1.25%  EV***       46,232    14.925252          690,024     -22.91% 01/21/00
                                                        1.30%  EV***        9,996    14.910479          149,045     -22.95% 01/21/00
                                                        1.35%  EV***        7,477    14.895685          111,375     -22.98% 01/21/00
                                                        1.40%  EV***       28,263    14.880925          420,580     -23.02% 01/21/00
                                                        1.45%  EV***        9,564    14.866149          142,180     -23.06% 01/21/00
                                                        1.50%  EV***        7,808    14.851385          115,960     -23.09% 01/21/00
                                                        1.55%  EV***        7,641    14.836614          113,367     -23.13% 01/21/00
                                                        1.60%  EV***       13,847    14.821873          205,238     -23.17% 01/21/00
                                                        1.65%  EV***        1,315    14.807150           19,471     -23.20% 01/21/00
                                                        1.70%  EV***        3,033    14.792416           44,865     -23.24% 01/21/00
                                                        1.75%  EV***        1,481    14.777679           21,886     -23.28% 01/21/00
                                                        1.80%  EV***           70    14.762964            1,033     -23.32% 01/21/00
                                                        1.85%  EV***           71    14.748240            1,047     -23.35% 01/21/00
                                                        1.90%  EV***          119    14.733531            1,753     -23.39% 01/21/00
                                                        1.95%  EV***           22    14.718828              324     -23.43% 01/21/00
                                                        2.00%  EV***          101    14.704149            1,485     -23.46% 01/21/00
      1999 .......................................      0.95%           2,210,320    21.195607       46,849,074      83.00%
                                                        1.00%           1,127,322    21.172544       23,868,275      82.91%
                                                        1.05%             161,063    21.149503        3,406,402      82.82%
                                                        1.10%              41,723    23.148836          965,839      82.72%

                                                        CONTRACT                        UNIT          CONTRACT      TOTAL
                                                      EXPENSE RATE*      UNITS      FAIR VALUE    OWNERS' EQUITY   RETURN**
                                                     ---------------  -----------   -----------  ---------------- ----------
                                                        1.15%               6,544    23.134244          151,390      82.63%
                                                        1.20%             297,386    22.750997        6,765,828      82.54%
                                                        1.25%              36,473    22.735718          829,240      82.45%
                                                        1.30%             161,921    22.720430        3,678,915      82.36%
                                                        1.35%               8,177    23.075929          188,692      82.26%
                                                        1.40%               3,393    23.061361           78,247      82.17%
                                                        1.45%               5,187    23.046789          119,544      82.08%
                                                        1.50%              17,499    23.032196          403,040      81.99%
                                                        1.55%                  69    23.017640            1,588      81.89%
                                                        1.60%                  74    23.003080            1,702      81.80%
                                                        1.65%                 656    22.988509           15,080      81.71%
                                                        1.70%                 126    14.658438            1,847      46.58% 05/03/99
      1998 .......................................      0.95%             489,081    11.582258        5,664,662      13.51%
                                                        1.00%             221,759    11.575478        2,566,966      13.45%
                                                        1.05%              42,543    11.568711          492,168      13.39%
                                                        1.10%                 896    12.668723           11,351      26.69% 10/01/98
                                                        1.15%                  52    12.667131              659      26.67% 10/01/98
                                                        1.30%                 134    12.459415            1,670      24.59% 09/01/98
      1997 .......................................      0.95%              21,892    10.204129          223,389       2.04% 11/03/97
                                                        1.00%               6,629    10.203313           67,638       2.03% 11/03/97
                                                        1.05%               3,432    10.202497           35,015       2.02% 11/03/97

Nationwide(R) SAT - Total Return Fund Class I
      2001 .......................................      0.95%          21,138,595    10.745186      227,138,135     -12.66%
                                                        1.00%          12,199,644    10.722650      130,812,513     -12.71%
                                                        1.05%           1,930,262    10.700156       20,654,105     -12.75%
                                                        1.10%           1,413,519    10.708803       15,137,097     -12.80%
                                                        1.15%             470,650    10.691229        5,031,827     -12.84%
                                                        1.20%           2,313,841    10.654646       24,653,157     -12.88%
                                                        1.25%             349,435    10.636664        3,716,823     -12.93%
                                                        1.30%             500,670    10.618745        5,316,487     -12.97%
                                                        1.35%             312,186    10.621089        3,315,755     -13.02%
                                                        1.40%             221,961    10.603608        2,353,587     -13.06%
                                                        1.45%             104,091    10.586142        1,101,922     -13.11%
                                                        1.50%             194,279    10.568710        2,053,278     -13.15%
                                                        1.55%              32,386    10.551259          341,713     -13.20%
                                                        1.60%              29,054    10.533860          306,051     -13.24%
                                                        1.65%              66,786    10.516473          702,353     -13.28%
                                                        1.70%              22,296     8.216536          183,196     -13.33%
                                                        1.75%                 251     8.205402            2,060     -13.37%
                                                        1.80%              15,614     8.194278          127,945     -13.42%
                                                        1.85%               2,407     8.183165           19,697     -13.46%
                                                        1.90%               2,725     8.172057           22,269     -13.51%
                                                        1.95%                 314     8.160969            2,563     -13.55%
                                                        2.00%                  18     8.149891              147     -13.59%
                                                        2.05%               7,608     8.138802           61,920     -13.64%
                                                        2.10%                 676     8.127729            5,494     -13.68%
                                                        2.20%               1,286     8.105635           10,424     -13.77%
                                                        2.25%               2,827     8.506385           24,048     -13.82%
                                                        0.95%  EV***    3,169,215    10.600472       33,595,175     -13.12%
                                                        1.00%  EV***    2,008,924    10.583024       21,260,491     -13.16%
                                                        1.05%  EV***      200,081    10.565592        2,113,974     -13.21%
                                                        1.10%  EV***      744,897    10.548171        7,857,301     -13.25%
                                                        1.15%  EV***      135,681    10.530779        1,428,827     -13.30%
                                                        1.20%  EV***      145,825    10.513418        1,533,119     -13.34%


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                        CONTRACT                        UNIT          CONTRACT      TOTAL
                                                      EXPENSE RATE*      UNITS      FAIR VALUE    OWNERS' EQUITY   RETURN**
                                                     ---------------  -----------   -----------  ---------------- ----------
                                                        1.25%  EV***      175,801     8.809359        1,548,694     -13.39%
                                                        1.30%  EV***       48,158     8.796103          423,603     -13.43%
                                                        1.35%  EV***       38,849     8.782879          341,206     -13.48%
                                                        1.40%  EV***      141,177     8.769648        1,238,073     -13.52%
                                                        1.45%  EV***       21,695     8.756442          189,971     -13.56%
                                                        1.50%  EV***       22,741     8.743252          198,830     -13.61%
                                                        1.55%  EV***       22,436     8.730063          195,868     -13.65%
                                                        1.60%  EV***       20,039     8.716895          174,678     -13.70%
                                                        1.65%  EV***       10,557     8.703749           91,885     -13.74%
                                                        1.70%  EV***       13,134     8.690601          114,142     -13.79%
                                                        1.75%  EV***           63     8.677478              547     -13.83%
                                                        1.80%  EV***          617     8.664337            5,346     -13.87%
                                                        1.85%  EV***        3,560     8.651250           30,798     -13.92%
                                                        2.00%  EV***        3,163     8.612022           27,240     -14.05%
                                                        2.05%  EV***           94     8.598963              808     -14.10%
      2000 .......................................      0.95%          21,604,237    12.303050      265,798,008      -3.05%
                                                        1.00%          13,786,712    12.283490      169,348,939      -3.09%
                                                        1.05%           2,193,618    12.263952       26,902,426      -3.14%
                                                        1.10%             897,268    12.280107       11,018,547      -3.19%
                                                        1.15%             269,891    12.266207        3,310,539      -3.24%
                                                        1.20%           1,939,840    12.230458       23,725,132      -3.29%
                                                        1.25%             242,523    12.216049        2,962,673      -3.34%
                                                        1.30%             514,713    12.201684        6,280,365      -3.39%
                                                        1.35%             118,911    12.210612        1,451,976      -3.43%
                                                        1.40%             115,554    12.196740        1,409,382      -3.48%
                                                        1.45%              94,783    12.182869        1,154,729      -3.53%
                                                        1.50%             112,594    12.169023        1,370,159      -3.58%
                                                        1.55%              15,150    12.155152          184,151      -3.63%
                                                        1.60%               7,070    12.141316           85,839      -3.68%
                                                        1.65%              31,574    12.127493          382,913      -3.73%
                                                        1.70%               8,286     9.480069           78,552      -3.78%
                                                        1.75%                 251     9.472081            2,377      -3.82%
                                                        1.80%               3,578     9.464087           33,863      -3.87%
                                                        0.95%  EV***    1,775,282    12.201268       21,660,691      -0.48% 01/21/00
                                                        1.00%  EV***    1,525,750    12.187418       18,594,953      -0.53% 01/21/00
                                                        1.05%  EV***      114,829    12.173568        1,397,879      -0.58% 01/21/00
                                                        1.10%  EV***      186,179    12.159716        2,263,884      -0.63% 01/21/00
                                                        1.15%  EV***       45,410    12.145887          551,545      -0.67% 01/21/00
                                                        1.20%  EV***       72,364    12.132071          877,925      -0.72% 01/21/00
                                                        1.25%  EV***       57,777    10.170866          587,642      -0.77% 01/21/00
                                                        1.30%  EV***        1,579    10.160770           16,044      -0.81% 01/21/00
                                                        1.35%  EV***        3,558    10.150696           36,116      -0.86% 01/21/00
                                                        1.40%  EV***       55,314    10.140613          560,918      -0.91% 01/21/00
                                                        1.45%  EV***        7,522    10.130541           76,202      -0.96% 01/21/00
                                                        1.50%  EV***        7,818    10.120477           79,122      -1.00% 01/21/00
                                                        1.55%  EV***        8,118    10.110405           82,076      -1.05% 01/21/00
                                                        1.60%  EV***          894    10.100353            9,030      -1.10% 01/21/00
                                                        1.65%  EV***        5,246    10.090301           52,934      -1.14% 01/21/00
                                                        1.70%  EV***          197    10.080262            1,986      -1.19% 01/21/00
      1999 .......................................      0.95%          21,475,586    12.689484      272,514,105       5.93%
                                                        1.00%          14,214,470    12.675660      180,177,789       5.87%
                                                        1.05%           2,085,036    12.661861       26,400,436       5.82%
                                                        1.10%             617,170    12.684916        7,828,750       5.77%
                                                        1.15%             139,886    12.676933        1,773,325       5.71%

                                                        CONTRACT                        UNIT          CONTRACT      TOTAL
                                                      EXPENSE RATE*      UNITS      FAIR VALUE    OWNERS' EQUITY   RETURN**
                                                     ---------------  -----------   -----------  ---------------- ----------
                                                        1.20%           1,044,633    12.646339       13,210,783       5.66%
                                                        1.25%             101,073    12.637807        1,277,341       5.61%
                                                        1.30%             356,156    12.629301        4,498,001       5.55%
                                                        1.35%              59,779    12.644908          755,900       5.50%
                                                        1.40%              70,848    12.636905          895,299       5.45%
                                                        1.45%              44,637    12.628895          563,716       5.39%
                                                        1.50%              17,826    12.620906          224,980       5.34%
                                                        1.55%               8,216    12.612898          103,628       5.29%
                                                        1.65%               2,062    12.596911           25,975       5.18%
                                                        1.70%                 444     9.851989            4,374      -1.48% 05/03/99
                                                        1.75%               1,503     9.848668           14,803      -1.51% 05/03/99
                                                        1.80%                  30     9.845340              295      -1.55% 05/03/99
      1998 .......................................      0.95%          13,864,097    11.979444      166,084,174      16.95%
                                                        1.00%           8,568,927    11.972436      102,590,930      16.89%
                                                        1.05%           1,401,147    11.965436       16,765,335      16.84%
                                                        1.10%              25,762    11.993303          308,971      19.93% 10/01/98
                                                        1.15%               5,337    11.991803           64,000      19.92% 10/01/98
                                                        1.20%               2,684    11.968910           32,125      19.69% 09/01/98
                                                        1.25%               1,175    11.966903           14,061      19.67% 09/01/98
                                                        1.30%               1,548    11.964909           18,522      19.65% 09/01/98
                                                        1.35%                 265    11.985762            3,176      19.86% 10/01/98
      1997 .......................................      0.95%             379,933    10.242940        3,891,631       2.43% 11/03/97
                                                        1.00%             160,888    10.242118        1,647,834       2.42% 11/03/97
                                                        1.05%              50,646    10.241300          518,681       2.41% 11/03/97

Nationwide(R) SAT - Turner Growth Focus Fund Class I
      2001 .......................................      0.95%             409,928     3.822207        1,566,830     -39.61%
                                                        1.00%             232,455     3.819785          887,928     -39.64%
                                                        1.05%               2,676     3.817374           10,215     -39.68%
                                                        1.10%              65,383     3.814943          249,432     -39.71%
                                                        1.15%              35,771     3.812534          136,378     -39.74%
                                                        1.20%             252,378     3.810112          961,588     -39.77%
                                                        1.25%               8,031     3.807695           30,580     -39.80%
                                                        1.30%             136,637     3.805277          519,942     -39.83%
                                                        1.35%              28,793     3.802866          109,496     -39.86%
                                                        1.40%               4,716     3.800451           17,923     -39.89%
                                                        1.45%               2,747     3.798019           10,433     -39.92%
                                                        1.50%                 669     3.795617            2,539     -39.95%
                                                        1.60%               8,482     3.790788           32,153     -40.01%
                                                        1.65%               1,368     3.788369            5,182     -40.05%
                                                        1.70%                 909     3.785951            3,441     -40.08%
                                                        1.85%               2,258     3.778714            8,532     -40.17%
                                                        0.95%  EV***      475,338     3.540962        1,683,154     -40.25%
                                                        1.00%  EV***      198,377     3.538232          701,904     -40.28%
                                                        1.05%  EV***        4,811     3.535516           17,009     -40.31%
                                                        1.10%  EV***       35,687     3.532803          126,075     -40.34%
                                                        1.15%  EV***        6,937     3.530094           24,488     -40.37%
                                                        1.20%  EV***        6,904     3.527369           24,353     -40.40%
                                                        1.25%  EV***        3,728     3.524647           13,140     -40.43%
                                                        1.40%  EV***        7,054     3.516509           24,805     -40.52%
                                                        1.55%  EV***          892     3.508371            3,129     -40.62%
                                                        1.60%  EV***        5,259     3.505664           18,436     -40.65%
                                                        1.90%  EV***          610     3.489412            2,129     -40.83%
      2000 .......................................      0.95%             115,377     6.329633          730,294     -36.70% 10/02/00
                                                        1.00%              84,415     6.328858          534,251     -36.71% 10/02/00
                                                        1.05%                 688     6.328083            4,354     -36.72% 10/02/00


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                        CONTRACT                        UNIT          CONTRACT      TOTAL
                                                      EXPENSE RATE*      UNITS      FAIR VALUE    OWNERS' EQUITY   RETURN**
                                                     ---------------  -----------   -----------  ---------------- ----------
                                                        1.10%               2,690     6.327305           17,020     -36.73% 10/02/00
                                                        1.15%               7,446     6.326526           47,107     -36.73% 10/02/00
                                                        1.20%               7,738     6.325751           48,949     -36.74% 10/02/00
                                                        1.25%               1,633     6.324975           10,329     -36.75% 10/02/00
                                                        1.30%               1,618     6.324196           10,233     -36.76% 10/02/00
                                                        1.35%               3,951     6.323419           24,984     -36.77% 10/02/00
                                                        1.40%                 111     6.322639              702     -36.77% 10/02/00
                                                        1.45%               3,800     6.321864           24,023     -36.78% 10/02/00
                                                        1.50%                 399     6.321085            2,522     -36.79% 10/02/00
                                                        0.95%  EV***       65,308     5.925979          387,014     -36.80% 10/02/00
                                                        1.00%  EV***        1,409     5.924475            8,348     -36.80% 10/02/00
                                                        1.05%  EV***        2,313     5.922978           13,700     -36.81% 10/02/00
                                                        1.10%  EV***        1,350     5.921476            7,994     -36.82% 10/02/00
                                                        1.15%  EV***        1,416     5.919980            8,383     -36.83% 10/02/00
                                                        1.20%  EV***          384     5.918477            2,273     -36.84% 10/02/00
                                                        1.25%  EV***          149     5.916979              882     -36.84% 10/02/00
                                                        1.40%  EV***           15     5.912474               89     -36.87% 10/02/00

Neuberger Berman AMT - Guardian Portfolio
      2001 .......................................      0.95%           2,662,638    15.240204       40,579,146      -2.45%
                                                        1.00%           1,492,132    15.208263       22,692,736      -2.50%
                                                        1.05%             308,026    15.176361        4,674,714      -2.55%
                                                        1.10%             217,312    14.271602        3,101,390      -2.60%
                                                        1.15%             118,783    14.248188        1,692,443      -2.65%
                                                        1.20%             986,690    13.589004       13,408,134      -2.70%
                                                        1.25%              83,041    13.566133        1,126,545      -2.75%
                                                        1.30%             207,653    13.543264        2,812,299      -2.80%
                                                        1.35%             128,486    14.154744        1,818,686      -2.85%
                                                        1.40%             128,915    14.131442        1,821,755      -2.90%
                                                        1.45%              18,512    14.108196          261,171      -2.94%
                                                        1.50%              52,912    14.084942          745,262      -2.99%
                                                        1.55%              23,986    14.061726          337,285      -3.04%
                                                        1.60%              14,300    14.038550          200,751      -3.09%
                                                        1.65%              21,102    14.015386          295,753      -3.14%
                                                        1.70%               6,193     9.594571           59,419      -3.19%
                                                        1.75%               6,499     9.581590           62,271      -3.24%
                                                        1.80%              17,302     9.568605          165,556      -3.29%
                                                        1.85%              64,160     9.555631          613,089      -3.34%
                                                        1.90%               1,520     9.542657           14,505      -3.39%
                                                        2.00%                 142     9.516777            1,351      -3.49%
                                                        2.15%                  21     9.478011              199      -3.64%
                                                        2.20%                 205     9.465116            1,940      -3.69%
                                                        2.25%               4,786     9.707419           46,460      -3.74%
                                                        0.95%  EV***      673,969    14.137938        9,528,532      -2.91%
                                                        1.00%  EV***      445,921    14.114656        6,294,022      -2.96%
                                                        1.05%  EV***       37,271    14.091431          525,202      -3.01%
                                                        1.10%  EV***      208,212    14.068237        2,929,176      -3.06%
                                                        1.15%  EV***       71,826    14.045040        1,008,799      -3.10%
                                                        1.20%  EV***       33,200    14.021893          465,527      -3.15%
                                                        1.25%  EV***       71,798    10.492557          753,345      -3.20%
                                                        1.30%  EV***       16,842    10.476781          176,450      -3.25%
                                                        1.35%  EV***       30,927    10.461017          323,528      -3.30%
                                                        1.40%  EV***       38,793    10.445271          405,203      -3.35%
                                                        1.45%  EV***       13,974    10.429554          145,743      -3.40%

                                                        CONTRACT                        UNIT          CONTRACT      TOTAL
                                                      EXPENSE RATE*      UNITS      FAIR VALUE    OWNERS' EQUITY   RETURN**
                                                     ---------------  -----------   -----------  ---------------- ----------
                                                        1.50%  EV***       31,494    10.413859          327,974      -3.45%
                                                        1.55%  EV***       41,054    10.398149          426,886      -3.50%
                                                        1.60%  EV***       32,681    10.382471          339,310      -3.55%
                                                        1.65%  EV***        6,005    10.366818           62,253      -3.60%
                                                        1.70%  EV***        5,893    10.351167           60,999      -3.65%
                                                        1.75%  EV***        1,059    10.335556           10,945      -3.70%
                                                        1.80%  EV***          281    10.319927            2,900      -3.75%
                                                        1.85%  EV***        3,019    10.304339           31,109      -3.80%
      2000 .......................................      0.95%           2,192,923    15.622790       34,259,576       0.18%
                                                        1.00%           1,357,933    15.597974       21,181,004       0.13%
                                                        1.05%             288,948    15.573167        4,499,835       0.07%
                                                        1.10%              86,653    14.652210        1,269,658       0.02%
                                                        1.15%              21,785    14.635622          318,837      -0.03%
                                                        1.20%             615,977    13.965623        8,602,503      -0.08%
                                                        1.25%              35,455    13.949218          494,570      -0.13%
                                                        1.30%             119,521    13.932809        1,665,263      -0.18%
                                                        1.35%              19,143    14.569299          278,900      -0.23%
                                                        1.40%              24,082    14.552749          350,459      -0.28%
                                                        1.45%               3,186    14.536223           46,312      -0.33%
                                                        1.50%              23,428    14.519679          340,167      -0.38%
                                                        1.55%               1,378    14.503162           19,985      -0.43%
                                                        1.65%               2,443    14.470155           35,351      -0.53%
                                                        1.70%                 285     9.910972            2,825      -0.58%
                                                        1.75%               3,472     9.902625           34,382      -0.63%
                                                        1.80%               7,213     9.894278           71,367      -0.68%
                                                        0.95%  EV***      315,183    14.561147        4,589,426       1.70% 01/21/00
                                                        1.00%  EV***      204,933    14.544597        2,980,668       1.65% 01/21/00
                                                        1.05%  EV***       11,863    14.528080          172,347       1.60% 01/21/00
                                                        1.10%  EV***       33,639    14.511581          488,155       1.55% 01/21/00
                                                        1.15%  EV***       35,993    14.495072          521,721       1.51% 01/21/00
                                                        1.20%  EV***        9,138    14.478592          132,305       1.46% 01/21/00
                                                        1.25%  EV***        5,055    10.839853           54,795       1.41% 01/21/00
                                                        1.30%  EV***          849    10.829091            9,194       1.36% 01/21/00
                                                        1.35%  EV***          800    10.818352            8,655       1.31% 01/21/00
                                                        1.40%  EV***        3,850    10.807613           41,609       1.26% 01/21/00
                                                        1.45%  EV***          927    10.796885           10,009       1.22% 01/21/00
                                                        1.50%  EV***        8,310    10.786167           89,633       1.17% 01/21/00
                                                        1.55%  EV***        1,946    10.775435           20,969       1.12% 01/21/00
                                                        1.65%  EV***          497    10.754017            5,345       1.02% 01/21/00
                                                        1.70%  EV***          455    10.743293            4,888       0.98% 01/21/00
                                                        1.75%  EV***           75    10.732608              805       0.93% 01/21/00
      1999 .......................................      0.95%           1,942,636    15.595438       30,296,259      13.84%
                                                        1.00%           1,363,861    15.578481       21,246,883      13.78%
                                                        1.05%             285,941    15.561518        4,449,676      13.73%
                                                        1.10%              64,044    14.648600          938,155      13.67%
                                                        1.15%              12,649    14.639366          185,173      13.61%
                                                        1.20%             410,244    13.976229        5,733,664      13.55%
                                                        1.25%              13,966    13.966839          195,061      13.50%
                                                        1.30%             101,905    13.957433        1,422,332      13.44%
                                                        1.35%              13,639    14.602403          199,162      13.38%
                                                        1.40%               1,157    14.593171           16,884      13.32%
                                                        1.45%               1,484    14.583938           21,643      13.27%
                                                        1.50%               4,796    14.574691           69,900      13.21%
                                                        1.55%               1,377    14.565469           20,057      13.15%
                                                        1.65%                 156    14.547000            2,269      13.04%
                                                        1.70%                  22     9.968645              219      -0.31% 05/03/99


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                        CONTRACT                        UNIT          CONTRACT      TOTAL
                                                      EXPENSE RATE*      UNITS      FAIR VALUE    OWNERS' EQUITY   RETURN**
                                                     ---------------  -----------   -----------  ---------------- ----------
      1998 .......................................      0.95%           1,187,778    13.699229       16,271,643      30.42%
                                                        1.00%             945,376    13.691238       12,943,368      30.35%
                                                        1.05%             228,548    13.683246        3,127,279      30.29%
                                                        1.10%               1,095    12.887023           14,111      28.87% 10/01/98
                                                        1.15%                 112    12.885403            1,443      28.85% 10/01/98
                                                        1.20%                  29    12.307946              357      23.08% 09/01/98
      1997 .......................................      0.95%              14,718    10.504106          154,599       5.04% 11/03/97
                                                        1.00%              22,930    10.503269          240,840       5.03% 11/03/97
                                                        1.05%               6,344    10.502434           66,627       5.02% 11/03/97

Neuberger Berman AMT - Mid-Cap Growth Portfolio
      2001 .......................................      0.95%           4,353,751    16.835942       73,299,499     -25.37%
                                                        1.00%           2,439,013    16.800612       40,976,911     -25.40%
                                                        1.05%             412,251    16.765350        6,911,532     -25.44%
                                                        1.10%             489,074    14.613925        7,147,291     -25.48%
                                                        1.15%             183,490    14.589932        2,677,107     -25.52%
                                                        1.20%           1,912,500    14.181298       27,121,732     -25.56%
                                                        1.25%             177,870    14.157405        2,518,178     -25.59%
                                                        1.30%             465,378    14.133513        6,577,426     -25.63%
                                                        1.35%             178,443    14.494171        2,586,383     -25.67%
                                                        1.40%             165,352    14.470284        2,392,690     -25.71%
                                                        1.45%              21,026    14.446438          303,751     -25.75%
                                                        1.50%             105,232    14.422615        1,517,721     -25.78%
                                                        1.55%              19,654    14.398827          282,995     -25.82%
                                                        1.60%              17,083    14.375068          245,569     -25.86%
                                                        1.65%              49,642    14.351320          712,428     -25.90%
                                                        1.70%              32,090    10.284686          330,036     -25.94%
                                                        1.75%              23,103    10.270734          237,285     -25.97%
                                                        1.80%              13,173    10.256811          135,113     -26.01%
                                                        1.85%              42,825    10.242890          438,652     -26.05%
                                                        1.90%               4,657    10.228980           47,636     -26.09%
                                                        2.00%                 105    10.201196            1,071     -26.16%
                                                        2.05%               8,796    10.187333           89,608     -26.20%
                                                        2.20%               2,101    10.145761           21,316     -26.32%
                                                        2.25%               3,683     6.091929           22,437     -26.35%
                                                        0.95%  EV***    2,072,120    14.463709       29,970,541     -25.88%
                                                        1.00%  EV***    1,737,218    14.439896       25,085,247     -25.92%
                                                        1.05%  EV***      129,549    14.416080        1,867,589     -25.96%
                                                        1.10%  EV***      474,772    14.392320        6,833,071     -25.99%
                                                        1.15%  EV***      173,213    14.368578        2,488,825     -26.03%
                                                        1.20%  EV***      106,633    14.344875        1,529,637     -26.07%
                                                        1.25%  EV***      146,354    10.114262        1,480,263     -26.11%
                                                        1.30%  EV***       34,823    10.099038          351,679     -26.15%
                                                        1.35%  EV***       24,776    10.083838          249,837     -26.18%
                                                        1.40%  EV***       67,954    10.068629          684,204     -26.22%
                                                        1.45%  EV***       28,294    10.053451          284,452     -26.26%
                                                        1.50%  EV***       31,694    10.038295          318,154     -26.30%
                                                        1.55%  EV***       47,653    10.023152          477,633     -26.34%
                                                        1.60%  EV***       16,394    10.008019          164,071     -26.37%
                                                        1.65%  EV***        9,924     9.992885           99,169     -26.41%
                                                        1.70%  EV***       16,658     9.977789          166,210     -26.45%
                                                        1.75%  EV***        4,638     9.962697           46,207     -26.49%
                                                        1.80%  EV***        1,345     9.947621           13,380     -26.53%

                                                        CONTRACT                        UNIT          CONTRACT      TOTAL
                                                      EXPENSE RATE*      UNITS      FAIR VALUE    OWNERS' EQUITY   RETURN**
                                                     ---------------  -----------   -----------  ---------------- ----------
                                                        1.85%  EV***          161     9.932572            1,599     -26.56%
                                                        1.90%  EV***          278     9.917527            2,757     -26.60%
                                                        1.95%  EV***           50     9.902500              495     -26.64%
      2000 .......................................      0.95%           4,352,912    22.558120       98,193,511      -8.34%
                                                        1.00%           2,636,101    22.522251       59,370,928      -8.38%
                                                        1.05%             484,306    22.486438       10,890,317      -8.43%
                                                        1.10%             209,639    19.610857        4,111,200      -8.47%
                                                        1.15%              70,637    19.588644        1,383,683      -8.52%
                                                        1.20%           1,748,237    19.049729       33,303,441      -8.57%
                                                        1.25%             128,340    19.027345        2,441,969      -8.61%
                                                        1.30%             595,478    19.004946       11,317,027      -8.66%
                                                        1.35%              43,144    19.499868          841,302      -8.70%
                                                        1.40%              33,898    19.477696          660,255      -8.75%
                                                        1.45%              17,949    19.455564          349,208      -8.80%
                                                        1.50%              73,932    19.433420        1,436,752      -8.84%
                                                        1.55%               7,138    19.411326          138,558      -8.89%
                                                        1.60%               4,041    19.389212           78,352      -8.93%
                                                        1.65%              21,141    19.367124          409,440      -8.98%
                                                        1.70%               5,591    13.886316           77,638      -9.03%
                                                        1.75%              20,006    13.874614          277,576      -9.07%
                                                        1.80%                 168    13.862902            2,329      -9.12%
                                                        1.90%                   8    13.839506              111      -9.21%
                                                        2.00%                 103    13.816124            1,423      -9.30%
                                                        0.95%  EV***    1,357,858    19.513867       26,497,060     -16.48% 01/21/00
                                                        1.00%  EV***    1,107,012    19.491733       21,577,582     -16.52% 01/21/00
                                                        1.05%  EV***       91,579    19.469588        1,783,005     -16.56% 01/21/00
                                                        1.10%  EV***      204,403    19.447467        3,975,121     -16.59% 01/21/00
                                                        1.15%  EV***       98,486    19.425379        1,913,128     -16.63% 01/21/00
                                                        1.20%  EV***       69,707    19.403303        1,352,546     -16.67% 01/21/00
                                                        1.25%  EV***       51,556    13.687882          705,692     -16.71% 01/21/00
                                                        1.30%  EV***       10,522    13.674315          143,881     -16.75% 01/21/00
                                                        1.35%  EV***        6,275    13.660765           85,721     -16.79% 01/21/00
                                                        1.40%  EV***       39,859    13.647196          543,964     -16.83% 01/21/00
                                                        1.45%  EV***       20,664    13.633644          281,726     -16.87% 01/21/00
                                                        1.50%  EV***       13,566    13.620102          184,770     -16.91% 01/21/00
                                                        1.55%  EV***       16,051    13.606573          218,399     -16.95% 01/21/00
                                                        1.60%  EV***       19,089    13.593041          259,478     -16.99% 01/21/00
                                                        1.65%  EV***        6,870    13.579509           93,291     -17.03% 01/21/00
                                                        1.70%  EV***        7,586    13.566002          102,912     -17.07% 01/21/00
                                                        1.75%  EV***        4,280    13.552487           58,005     -17.11% 01/21/00
                                                        1.80%  EV***           77    13.538977            1,043     -17.15% 01/21/00
                                                        1.85%  EV***          572    13.525488            7,737     -17.19% 01/21/00
                                                        1.90%  EV***          241    13.511997            3,256     -17.23% 01/21/00
                                                        1.95%  EV***          134    13.498515            1,809     -17.27% 01/21/00
      1999 .......................................      0.95%           2,123,824    24.609353       52,265,935      52.43%
                                                        1.00%           1,272,970    24.582570       31,292,874      52.35%
                                                        1.05%             278,635    24.555839        6,842,116      52.28%
                                                        1.10%              64,098    21.426404        1,373,390      52.20%
                                                        1.15%               8,577    21.412911          183,659      52.12%
                                                        1.20%             448,945    20.834304        9,353,457      52.04%
                                                        1.25%              28,849    20.820318          600,645      51.97%
                                                        1.30%              73,657    20.806301        1,532,530      51.89%
                                                        1.35%              11,193    21.358908          239,070      51.81%
                                                        1.40%               5,530    21.345408          118,040      51.74%
                                                        1.45%               2,947    21.331920           62,865      51.66%


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                        CONTRACT                        UNIT          CONTRACT      TOTAL
                                                      EXPENSE RATE*      UNITS      FAIR VALUE    OWNERS' EQUITY   RETURN**
                                                     ---------------  -----------   -----------  ---------------- ----------
                                                        1.50%               7,740    21.318413          165,005      51.58%
                                                        1.55%               1,943    21.304943           41,396      51.51%
                                                        1.65%                 527    21.277954           11,213      51.35%
                                                        1.70%                 118    15.264119            1,801      52.64% 05/03/99
      1998 .......................................      0.95%             886,240    16.144809       14,308,176      37.96%
                                                        1.00%             719,805    16.135377       11,614,325      37.89%
                                                        1.05%             149,236    16.125954        2,406,573      37.82%
                                                        1.10%                 318    14.077949            4,477      40.78% 10/01/98
                                                        1.15%                 120    14.076184            1,689      40.76% 10/01/98
                                                        1.20%               1,744    13.702754           23,898      37.03% 09/01/98
      1997 .......................................      0.95%              52,055    11.702355          609,166      17.02% 11/03/97
                                                        1.00%              72,913    11.701424          853,186      17.01% 11/03/97
                                                        1.05%              10,168    11.700489          118,971      17.00% 11/03/97


Neuberger Berman AMT - Partners Portfolio

      2001 .......................................      0.95%           4,770,059    10.678223       50,935,754      -3.76%
                                                        1.00%           3,098,021    10.655841       33,012,019      -3.80%
                                                        1.05%             524,524    10.633448        5,577,499      -3.85%
                                                        1.10%             156,388    12.052088        1,884,802      -3.90%
                                                        1.15%              42,288    12.032300          508,822      -3.95%
                                                        1.20%             704,267    11.978104        8,435,783      -4.00%
                                                        1.25%              72,828    11.957935          870,872      -4.05%
                                                        1.30%             113,887    11.937762        1,359,556      -4.10%
                                                        1.35%             109,663    11.953368        1,310,842      -4.15%
                                                        1.40%              62,766    11.933692          749,030      -4.20%
                                                        1.45%               6,294    11.914038           74,987      -4.25%
                                                        1.50%              15,161    11.894405          180,331      -4.29%
                                                        1.55%               6,243    11.874797           74,134      -4.34%
                                                        1.60%               9,307    11.855202          110,336      -4.39%
                                                        1.65%              10,047    11.835638          118,913      -4.44%
                                                        1.70%                 454     8.986985            4,080      -4.49%
                                                        1.75%               3,994     8.974779           35,845      -4.54%
                                                        1.80%               2,388     8.962622           21,403      -4.59%
                                                        1.85%                 772     8.950468            6,910      -4.64%
                                                        2.10%                   4     8.889847               36      -4.88%
                                                        2.20%               1,173     8.865670           10,399      -4.98%
                                                        0.95%  EV***      427,816    11.935504        5,106,200      -4.21%
                                                        1.00%  EV***      430,506    11.915892        5,129,863      -4.25%
                                                        1.05%  EV***       29,752    11.896250          353,937      -4.30%
                                                        1.10%  EV***      171,299    11.876643        2,034,457      -4.35%
                                                        1.15%  EV***       40,866    11.857083          484,552      -4.40%
                                                        1.20%  EV***       21,123    11.837530          250,044      -4.45%
                                                        1.25%  EV***       22,259     9.935910          221,163      -4.50%
                                                        1.30%  EV***        6,805     9.920956           67,512      -4.55%
                                                        1.35%  EV***        6,708     9.906023           66,450      -4.60%
                                                        1.40%  EV***       13,643     9.891106          134,944      -4.65%
                                                        1.45%  EV***          148     9.876234            1,462      -4.70%
                                                        1.50%  EV***        1,948     9.861336           19,210      -4.74%
                                                        1.55%  EV***        5,752     9.846477           56,637      -4.79%
                                                        1.60%  EV***        8,829     9.831638           86,804      -4.84%
                                                        1.65%  EV***          621     9.816797            6,096      -4.89%
                                                        1.70%  EV***        1,175     9.801972           11,517      -4.94%
                                                        1.75%  EV***          255     9.787161            2,496      -4.99%

                                                        CONTRACT                        UNIT          CONTRACT      TOTAL
                                                      EXPENSE RATE*      UNITS      FAIR VALUE    OWNERS' EQUITY   RETURN**
                                                     ---------------  -----------   -----------  ---------------- ----------
                                                        1.80%  EV***           88     9.772371              860      -5.04%
                                                        1.85%  EV***            4     9.757596               39      -5.09%
                                                        1.90%  EV***          118     9.742845            1,150      -5.14%
      2000 .......................................      0.95%           5,060,823    11.094953       56,149,593      -0.25%
                                                        1.00%           3,494,789    11.077328       38,712,924      -0.30%
                                                        1.05%             590,433    11.059680        6,530,000      -0.35%
                                                        1.10%              80,109    12.541566        1,004,692      -0.40%
                                                        1.15%              18,790    12.527350          235,389      -0.45%
                                                        1.20%             600,826    12.477284        7,496,677      -0.50%
                                                        1.25%              57,882    12.462618          721,361      -0.55%
                                                        1.30%             126,913    12.447943        1,579,806      -0.60%
                                                        1.35%              34,027    12.470576          424,336      -0.65%
                                                        1.40%               4,807    12.456413           59,878      -0.70%
                                                        1.45%               6,242    12.442244           77,664      -0.75%
                                                        1.50%               7,567    12.428094           94,043      -0.80%
                                                        1.55%               1,004    12.413955           12,464      -0.85%
                                                        1.65%               3,832    12.385684           47,462      -0.95%
                                                        1.70%                  50     9.409456              470      -1.00%
                                                        0.95%  EV***      205,770    12.459551        2,563,802       1.08% 01/21/00
                                                        1.00%  EV***      275,078    12.445426        3,423,463       1.03% 01/21/00
                                                        1.05%  EV***        5,295    12.431268           65,824       0.98% 01/21/00
                                                        1.10%  EV***       37,207    12.417130          462,004       0.94% 01/21/00
                                                        1.15%  EV***       18,658    12.403018          231,416       0.89% 01/21/00
                                                        1.20%  EV***        6,649    12.388900           82,374       0.84% 01/21/00
                                                        1.25%  EV***        5,427    10.404035           56,463       0.79% 01/21/00
                                                        1.30%  EV***          573    10.393707            5,956       0.74% 01/21/00
                                                        1.40%  EV***        8,885    10.373074           92,165       0.65% 01/21/00
                                                        1.45%  EV***          105    10.362785            1,088       0.60% 01/21/00
                                                        1.50%  EV***          232    10.352478            2,402       0.55% 01/21/00
                                                        1.55%  EV***        1,283    10.342181           13,269       0.50% 01/21/00
                                                        1.65%  EV***          753    10.321615            7,772       0.41% 01/21/00
                                                        1.70%  EV***          387    10.311331            3,990       0.36% 01/21/00
                                                        1.75%  EV***          255    10.301046            2,627       0.31% 01/21/00
                                                        1.80%  EV***           88    10.290792              906       0.26% 01/21/00
                                                        1.90%  EV***          118    10.270277            1,212       0.17% 01/21/00
      1999 .......................................      0.95%           6,054,961    11.122733       67,347,715       6.35%
                                                        1.00%           4,188,513    11.110632       46,537,027       6.30%
                                                        1.05%             631,513    11.098514        7,008,856       6.24%
                                                        1.10%              38,618    12.591929          486,275       6.19%
                                                        1.15%              13,313    12.583972          167,530       6.14%
                                                        1.20%             313,165    12.539993        3,927,087       6.08%
                                                        1.25%              36,972    12.531553          463,317       6.03%
                                                        1.30%              83,520    12.523110        1,045,930       5.97%
                                                        1.35%              32,764    12.552194          411,260       5.92%
                                                        1.40%               4,774    12.544255           59,886       5.87%
                                                        1.45%               6,154    12.536312           77,148       5.81%
                                                        1.50%               3,741    12.528364           46,869       5.76%
                                                        1.55%                 293    12.520433            3,668       5.71%
                                                        1.65%               1,225    12.504542           15,318       5.60%
                                                        1.70%                  23     9.504551              219      -4.95% 05/03/99
      1998 .......................................      0.95%           5,863,652    10.458607       61,325,632       3.22%
                                                        1.00%           3,946,644    10.452498       41,252,289       3.17%
                                                        1.05%             600,620    10.446379        6,274,304       3.11%
                                                        1.10%               2,949    11.858021           34,969      18.58% 10/01/98
                                                        1.15%                 502    11.856528            5,952      18.57% 10/01/98


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                        CONTRACT                        UNIT          CONTRACT      TOTAL
                                                      EXPENSE RATE*      UNITS      FAIR VALUE    OWNERS' EQUITY   RETURN**
                                                     ---------------  -----------   -----------  ---------------- ----------
                                                        1.20%               2,787    11.821068           32,945      18.21% 09/01/98
                                                        1.25%                 796    11.819096            9,408      18.19% 09/01/98
                                                        1.30%                   3    11.817120               35      18.17% 09/01/98
      1997 .......................................      0.95%             939,717    10.132434        9,521,620       1.32% 11/03/97
                                                        1.00%             328,680    10.131623        3,330,062       1.32% 11/03/97
                                                        1.05%              50,332    10.130813          509,904       1.31% 11/03/97

Oppenheimer Aggressive Growth Fund/VA
      2001 .......................................      0.95%           7,775,660    11.548911       89,800,405     -31.93%
                                                        1.00%           4,326,576    11.524660       49,862,317     -31.96%
                                                        1.05%             661,578    11.500467        7,608,456     -31.99%
                                                        1.10%             729,591    14.294141       10,428,877     -32.03%
                                                        1.15%             250,076    14.270642        3,568,745     -32.06%
                                                        1.20%           1,898,872    14.001802       26,587,630     -32.10%
                                                        1.25%             228,224    13.978216        3,190,164     -32.13%
                                                        1.30%             489,095    13.954638        6,825,144     -32.17%
                                                        1.35%             202,342    14.177025        2,868,608     -32.20%
                                                        1.40%             127,353    14.153669        1,802,512     -32.24%
                                                        1.45%              42,248    14.130362          596,980     -32.27%
                                                        1.50%             145,354    14.107081        2,050,521     -32.31%
                                                        1.55%              54,012    14.083811          760,695     -32.34%
                                                        1.60%              24,197    14.060573          340,224     -32.38%
                                                        1.65%              61,233    14.037370          859,550     -32.41%
                                                        1.70%              16,448     9.473229          155,816     -32.45%
                                                        1.75%              11,354     9.460391          107,413     -32.48%
                                                        1.80%              23,353     9.447560          220,629     -32.51%
                                                        1.85%               2,113     9.434727           19,936     -32.55%
                                                        1.90%               6,738     9.421935           63,485     -32.58%
                                                        2.05%               7,219     9.383576           67,740     -32.69%
                                                        2.20%               1,338     9.345324           12,504     -32.79%
                                                        0.95%  EV***    1,990,996    14.140540       28,153,759     -32.48%
                                                        1.00%  EV***    1,723,981    14.117247       24,337,866     -32.51%
                                                        1.05%  EV***      180,596    14.094001        2,545,320     -32.55%
                                                        1.10%  EV***      435,583    14.070754        6,128,981     -32.58%
                                                        1.15%  EV***      115,269    14.047542        1,619,246     -32.61%
                                                        1.20%  EV***      120,296    14.024368        1,687,075     -32.65%
                                                        1.25%  EV***      146,347    10.464404        1,531,434     -32.68%
                                                        1.30%  EV***       21,270    10.448662          222,243     -32.72%
                                                        1.35%  EV***       24,439    10.432914          254,970     -32.75%
                                                        1.40%  EV***      123,462    10.417203        1,286,129     -32.79%
                                                        1.45%  EV***       27,071    10.401507          281,579     -32.82%
                                                        1.50%  EV***       37,943    10.385819          394,069     -32.86%
                                                        1.55%  EV***       35,574    10.370152          368,908     -32.89%
                                                        1.60%  EV***       25,706    10.354497          266,173     -32.93%
                                                        1.65%  EV***       12,499    10.338860          129,225     -32.96%
                                                        1.70%  EV***        8,058    10.323237           83,185     -33.00%
                                                        1.75%  EV***        2,513    10.307625           25,903     -33.03%
                                                        1.80%  EV***          613    10.292036            6,309     -33.07%
                                                        1.85%  EV***          838    10.276447            8,612     -33.10%
                                                        1.90%  EV***           17    10.260903              174     -33.13%
                                                        1.95%  EV***        1,381    10.245351           14,149     -33.17%
                                                        2.05%  EV***          159    10.214318            1,624     -33.24%
                                                        2.10%  EV***          129    10.198811            1,316     -33.27%

                                                        CONTRACT                        UNIT          CONTRACT      TOTAL
                                                      EXPENSE RATE*      UNITS      FAIR VALUE    OWNERS' EQUITY   RETURN**
                                                     ---------------  -----------   -----------  ---------------- ----------
      2000 .......................................      0.95%           8,632,584    16.965058      146,452,288     -12.08%
                                                        1.00%           5,195,398    16.938069       88,000,010     -12.12%
                                                        1.05%             749,951    16.911124       12,682,514     -12.17%
                                                        1.10%             368,023    21.029849        7,739,468     -12.21%
                                                        1.15%             133,088    21.006006        2,795,647     -12.26%
                                                        1.20%           1,868,167    20.620784       38,523,068     -12.30%
                                                        1.25%             191,006    20.596567        3,934,068     -12.34%
                                                        1.30%             682,644    20.572328       14,043,576     -12.39%
                                                        1.35%             111,547    20.910873        2,332,545     -12.43%
                                                        1.40%              60,456    20.887100        1,262,751     -12.48%
                                                        1.45%              45,731    20.863367          954,103     -12.52%
                                                        1.50%             110,550    20.839650        2,303,823     -12.56%
                                                        1.55%              34,453    20.815942          717,172     -12.61%
                                                        1.60%               8,479    20.792245          176,297     -12.65%
                                                        1.65%              31,318    20.768575          650,430     -12.70%
                                                        1.70%               6,738    14.023027           94,487     -12.74%
                                                        1.75%              25,894    14.011209          362,806     -12.79%
                                                        1.80%               7,134    13.999397           99,872     -12.83%
                                                        0.95%  EV***    1,618,687    20.941511       33,897,752     -23.07% 01/21/00
                                                        1.00%  EV***    1,754,462    20.917749       36,699,396     -23.10% 01/21/00
                                                        1.05%  EV***      142,326    20.894024        2,973,763     -23.14% 01/21/00
                                                        1.10%  EV***      194,061    20.870306        4,050,112     -23.18% 01/21/00
                                                        1.15%  EV***       56,917    20.846601        1,186,526     -23.21% 01/21/00
                                                        1.20%  EV***       74,636    20.822911        1,554,139     -23.25% 01/21/00
                                                        1.25%  EV***       71,747    15.545189        1,115,321     -23.28% 01/21/00
                                                        1.30%  EV***        9,523    15.529789          147,890     -23.32% 01/21/00
                                                        1.35%  EV***       10,220    15.514400          158,557     -23.36% 01/21/00
                                                        1.40%  EV***       80,705    15.499019        1,250,848     -23.39% 01/21/00
                                                        1.45%  EV***       23,450    15.483640          363,091     -23.43% 01/21/00
                                                        1.50%  EV***       15,234    15.468274          235,644     -23.47% 01/21/00
                                                        1.55%  EV***       15,841    15.452919          244,790     -23.50% 01/21/00
                                                        1.60%  EV***        6,374    15.437563           98,399     -23.54% 01/21/00
                                                        1.65%  EV***       11,061    15.422212          170,585     -23.58% 01/21/00
                                                        1.70%  EV***        6,925    15.406881          106,693     -23.61% 01/21/00
                                                        1.75%  EV***        1,649    15.391541           25,381     -23.65% 01/21/00
                                                        1.80%  EV***          219    15.376225            3,367     -23.69% 01/21/00
                                                        1.85%  EV***           90    15.360898            1,382     -23.72% 01/21/00
                                                        1.90%  EV***           61    15.345595              936     -23.76% 01/21/00
                                                        1.95%  EV***           53    15.330298              813     -23.80% 01/21/00
      1999 .......................................      0.95%           3,747,610    19.295630       72,312,496      81.86%
                                                        1.00%           2,020,430    19.274630       38,943,041      81.77%
                                                        1.05%             334,826    19.253639        6,446,619      81.68%
                                                        1.10%              73,850    23.954947        1,769,073      81.59%
                                                        1.15%              18,021    23.939845          431,420      81.50%
                                                        1.20%             946,306    23.512658       22,250,169      81.41%
                                                        1.25%              48,494    23.496887        1,139,458      81.31%
                                                        1.30%             108,769    23.481073        2,554,013      81.22%
                                                        1.35%               2,703    23.879534           64,546      81.13%
                                                        1.40%               4,555    23.864429          108,702      81.04%
                                                        1.45%              25,661    23.849355          611,998      80.95%
                                                        1.50%              23,348    23.834283          556,483      80.86%
                                                        1.55%                 144    23.819210            3,430      80.77%
                                                        1.65%               5,379    23.789077          127,961      80.58%
                                                        1.70%                 444    16.070617            7,135      60.71% 05/03/99
                                                        1.75%                 424    16.065210            6,812      60.65% 05/03/99


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                        CONTRACT                        UNIT          CONTRACT      TOTAL
                                                      EXPENSE RATE*      UNITS      FAIR VALUE    OWNERS' EQUITY   RETURN**
                                                     ---------------  -----------   -----------  ---------------- ----------
      1998 .......................................      0.95%           1,540,723    10.609896       16,346,911      11.29%
                                                        1.00%             841,945    10.603692        8,927,725      11.24%
                                                        1.05%             193,490    10.597477        2,050,506      11.18%
                                                        1.10%               1,583    13.191805           20,883      31.92% 10/01/98
                                                        1.15%                 461    13.190143            6,081      31.90% 10/01/98
                                                        1.20%               1,430    12.961315           18,535      29.61% 09/01/98
                                                        1.25%                 825    12.959156           10,691      29.59% 09/01/98
                                                        1.30%                 415    12.956986            5,377      29.57% 09/01/98

Oppenheimer Capital Appreciation Fund/VA
      2001 .......................................      0.95%          10,619,433    14.492226      153,899,223     -13.41%
                                                        1.00%           5,750,737    14.461831       83,166,187     -13.46%
                                                        1.05%             872,776    14.431466       12,595,437     -13.50%
                                                        1.10%           1,282,128    15.830623       20,296,885     -13.54%
                                                        1.15%             504,623    15.804639        7,975,384     -13.59%
                                                        1.20%           3,478,383    15.196200       52,858,204     -13.63%
                                                        1.25%             391,334    15.170607        5,936,774     -13.68%
                                                        1.30%             788,857    15.145026       11,947,260     -13.72%
                                                        1.35%             583,627    15.700970        9,163,510     -13.77%
                                                        1.40%             341,117    15.675123        5,347,051     -13.81%
                                                        1.45%              73,720    15.649321        1,153,668     -13.85%
                                                        1.50%             227,594    15.623539        3,555,824     -13.90%
                                                        1.55%              59,808    15.597781          932,872     -13.94%
                                                        1.60%              71,132    15.572047        1,107,671     -13.99%
                                                        1.65%             100,426    15.546364        1,561,259     -14.03%
                                                        1.70%              24,753    10.753519          266,182     -14.07%
                                                        1.75%              38,231    10.738951          410,561     -14.12%
                                                        1.80%              87,575    10.724385          939,188     -14.16%
                                                        1.85%              81,479    10.709843          872,627     -14.21%
                                                        1.90%              10,310    10.695313          110,269     -14.25%
                                                        1.95%                 158    10.680788            1,688     -14.29%
                                                        2.00%                 369    10.666285            3,936     -14.34%
                                                        2.05%              18,431    10.651785          196,323     -14.38%
                                                        2.10%                 520    10.637302            5,531     -14.43%
                                                        2.15%                  19    10.622832              202     -14.47%
                                                        2.20%               9,125    10.608373           96,801     -14.51%
                                                        2.25%               6,162     8.312895           51,224     -14.56%
                                                        0.95%  EV***    2,820,092    15.686916       44,238,546     -13.88%
                                                        1.00%  EV***    2,373,062    15.661100       37,164,761     -13.92%
                                                        1.05%  EV***      196,909    15.635326        3,078,736     -13.97%
                                                        1.10%  EV***    1,000,432    15.609583       15,616,326     -14.01%
                                                        1.15%  EV***      249,760    15.583853        3,892,223     -14.05%
                                                        1.20%  EV***      175,179    15.558148        2,725,461     -14.10%
                                                        1.25%  EV***      481,970    11.465426        5,525,991     -14.14%
                                                        1.30%  EV***       56,517    11.448176          647,017     -14.19%
                                                        1.35%  EV***       62,626    11.430961          715,875     -14.23%
                                                        1.40%  EV***      194,444    11.413771        2,219,339     -14.28%
                                                        1.45%  EV***       47,677    11.396570          543,354     -14.32%
                                                        1.50%  EV***       36,545    11.379413          415,861     -14.36%
                                                        1.55%  EV***      108,997    11.362251        1,238,451     -14.41%
                                                        1.60%  EV***       25,903    11.345128          293,873     -14.45%
                                                        1.65%  EV***       18,192    11.327990          206,079     -14.50%
                                                        1.70%  EV***       27,485    11.310901          310,880     -14.54%
                                                        1.75%  EV***        3,384    11.293815           38,218     -14.58%
                                                        1.80%  EV***        6,516    11.276756           73,479     -14.63%

                                                        CONTRACT                        UNIT          CONTRACT      TOTAL
                                                      EXPENSE RATE*      UNITS      FAIR VALUE    OWNERS' EQUITY   RETURN**
                                                     ---------------  -----------   -----------  ---------------- ----------
                                                        1.85%  EV***        5,291    11.259689           59,575     -14.67%
                                                        1.90%  EV***           85    11.242675              956     -14.72%
                                                        1.95%  EV***        9,359    11.225670          105,061     -14.76%
                                                        2.00%  EV***        2,301    11.208652           25,791     -14.80%
                                                        2.05%  EV***           73    11.191669              817     -14.85%
                                                        2.10%  EV***        2,864    11.174701           32,004     -14.89%
                                                        2.20%  EV***           27    11.140828              301     -14.98%
                                                        2.25%  EV***          250    11.123920            2,781     -15.02%
      2000 .......................................      0.95%           9,380,541    16.737106      157,003,109      -1.17%
                                                        1.00%           5,816,657    16.710507       97,199,288      -1.22%
                                                        1.05%             901,398    16.683918       15,038,850      -1.27%
                                                        1.10%             340,161    18.310774        6,228,611      -1.32%
                                                        1.15%             140,037    18.290036        2,561,282      -1.37%
                                                        1.20%           2,455,181    17.594890       43,198,640      -1.42%
                                                        1.25%             222,363    17.574219        3,907,856      -1.47%
                                                        1.30%             665,833    17.553551       11,687,734      -1.52%
                                                        1.35%             127,533    18.207193        2,322,018      -1.57%
                                                        1.40%              78,143    18.186519        1,421,149      -1.62%
                                                        1.45%              57,338    18.165855        1,041,594      -1.67%
                                                        1.50%             123,043    18.145209        2,232,641      -1.72%
                                                        1.55%               3,147    18.124562           57,038      -1.77%
                                                        1.60%               4,107    18.103937           74,353      -1.82%
                                                        1.65%              29,076    18.083324          525,791      -1.87%
                                                        1.70%               7,314    12.514763           91,533      -1.92%
                                                        1.75%              28,651    12.504224          358,259      -1.97%
                                                        1.80%              44,316    12.493669          553,669      -2.02%
                                                        0.95%  EV***    1,618,489    18.214917       29,480,643      -1.81% 01/21/00
                                                        1.00%  EV***    2,527,252    18.194238       45,981,424      -1.85% 01/21/00
                                                        1.05%  EV***      132,909    18.173598        2,415,435      -1.90% 01/21/00
                                                        1.10%  EV***      258,348    18.152960        4,689,781      -1.95% 01/21/00
                                                        1.15%  EV***       69,157    18.132340        1,253,978      -1.99% 01/21/00
                                                        1.20%  EV***       84,182    18.111721        1,524,681      -2.04% 01/21/00
                                                        1.25%  EV***      339,073    13.354099        4,528,014      -2.09% 01/21/00
                                                        1.30%  EV***       14,399    13.340856          192,095      -2.13% 01/21/00
                                                        1.35%  EV***        4,823    13.327635           64,279      -2.18% 01/21/00
                                                        1.40%  EV***       71,488    13.314418          951,821      -2.23% 01/21/00
                                                        1.45%  EV***       24,318    13.301197          323,459      -2.27% 01/21/00
                                                        1.50%  EV***       14,643    13.288010          194,576      -2.32% 01/21/00
                                                        1.55%  EV***       14,465    13.274789          192,020      -2.37% 01/21/00
                                                        1.60%  EV***        6,340    13.261607           84,079      -2.41% 01/21/00
                                                        1.65%  EV***        7,234    13.248407           95,839      -2.46% 01/21/00
                                                        1.70%  EV***       10,797    13.235238          142,901      -2.51% 01/21/00
                                                        1.75%  EV***        1,188    13.222067           15,708      -2.55% 01/21/00
                                                        1.80%  EV***           74    13.208895              977      -2.60% 01/21/00
                                                        1.85%  EV***          229    13.195722            3,022      -2.65% 01/21/00
                                                        1.90%  EV***          177    13.182583            2,333      -2.69% 01/21/00
                                                        1.95%  EV***          153    13.169441            2,015      -2.74% 01/21/00
      1999 .......................................      0.95%           5,035,916    16.935851       85,287,523      40.31%
                                                        1.00%           3,301,396    16.917425       55,851,119      40.24%
                                                        1.05%             551,353    16.898986        9,317,307      40.17%
                                                        1.10%             107,174    18.556149        1,988,737      40.10%
                                                        1.15%              29,190    18.544459          541,313      40.03%
                                                        1.20%             636,996    17.848621       11,369,500      39.96%
                                                        1.25%              53,872    17.836627          960,895      39.89%
                                                        1.30%             325,611    17.824624        5,803,894      39.82%
                                                        1.35%              42,571    18.497677          787,465      39.75%


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                        CONTRACT                        UNIT          CONTRACT      TOTAL
                                                      EXPENSE RATE*      UNITS      FAIR VALUE    OWNERS' EQUITY   RETURN**
                                                     ---------------  -----------   -----------  ---------------- ----------
                                                        1.40%              17,692    18.485985          327,054      39.67%
                                                        1.45%               3,947    18.474301           72,918      39.60%
                                                        1.50%              21,610    18.462618          398,977      39.53%
                                                        1.60%               1,078    18.439240           19,878      39.39%
                                                        1.65%               1,968    18.427568           36,265      39.32%
                                                        1.70%                 661    12.759449            8,434      27.59% 05/03/99
                                                        1.75%                 183    12.755147            2,334      27.55% 05/03/99
                                                        1.80%               5,332    12.750840           67,987      27.51% 05/03/99
      1998 .......................................      0.95%           2,010,294    12.070167       24,264,584      22.82%
                                                        1.00%           1,178,865    12.063121       14,220,791      22.76%
                                                        1.05%             232,428    12.056049        2,802,163      22.70%
                                                        1.10%                 790    13.244991           10,464      32.45% 10/01/98
                                                        1.15%                 206    13.243332            2,728      32.43% 10/01/98
                                                        1.20%               2,544    12.752843           32,443      27.53% 09/01/98
                                                        1.25%                 482    12.750719            6,146      27.51% 09/01/98
                                                        1.30%                 102    12.748581            1,300      27.49% 09/01/98
      1997 .......................................      0.95%              82,283     9.827325          808,622      -1.73% 11/03/97
                                                        1.00%              63,202     9.826536          621,057      -1.73% 11/03/97
                                                        1.05%              24,527     9.825746          240,996      -1.74% 11/03/97


Oppenheimer Global Securities Fund/VA
      2001 .......................................      0.95%           4,047,386     8.309444       33,631,527     -12.88%
                                                        1.00%           1,369,236     8.302450       11,368,013     -12.92%
                                                        1.05%             212,318     8.295449        1,761,273     -12.97%
                                                        1.10%             823,609     8.288465        6,826,454     -13.01%
                                                        1.15%             405,273     8.281465        3,356,254     -13.06%
                                                        1.20%           3,138,974     8.274485       25,973,393     -13.10%
                                                        1.25%             264,410     8.267491        2,186,007     -13.14%
                                                        1.30%             503,098     8.260515        4,155,849     -13.19%
                                                        1.35%             513,267     8.253527        4,236,263     -13.23%
                                                        1.40%             280,102     8.246547        2,309,874     -13.28%
                                                        1.45%              64,375     8.239576          530,423     -13.32%
                                                        1.50%             139,348     8.232600        1,147,196     -13.37%
                                                        1.55%              57,952     8.225627          476,692     -13.41%
                                                        1.60%              70,888     8.218658          582,604     -13.45%
                                                        1.65%              87,744     8.211680          720,526     -13.50%
                                                        1.70%               3,327     8.204726           27,297     -13.54%
                                                        1.75%               8,149     8.197763           66,804     -13.59%
                                                        1.80%              65,035     8.190803          532,689     -13.63%
                                                        1.85%              11,665     8.183849           95,465     -13.68%
                                                        1.90%               4,288     8.176890           35,063     -13.72%
                                                        1.95%                 176     8.169938            1,438     -13.76%
                                                        2.00%                  93     8.162980              759     -13.81%
                                                        2.05%              12,339     8.156044          100,637     -13.85%
                                                        2.15%                  25     8.142142              204     -13.94%
                                                        2.20%               7,742     8.135212           62,983     -13.99%
                                                        2.25%                 933     8.128277            7,584     -14.03%
                                                        0.95%  EV***    1,431,551    13.062947       18,700,275     -13.34%
                                                        1.00%  EV***      740,274    13.045245        9,657,056     -13.39%
                                                        1.05%  EV***       98,200    13.027540        1,279,304     -13.43%
                                                        1.10%  EV***      565,401    13.009864        7,355,790     -13.47%
                                                        1.15%  EV***      137,643    12.992207        1,788,286     -13.52%
                                                        1.20%  EV***       93,835    12.974543        1,217,466     -13.56%

                                                        CONTRACT                        UNIT          CONTRACT      TOTAL
                                                      EXPENSE RATE*      UNITS      FAIR VALUE    OWNERS' EQUITY   RETURN**
                                                     ---------------  -----------   -----------  ---------------- ----------
                                                        1.25%  EV***      130,512    12.956922        1,691,034     -13.61%
                                                        1.30%  EV***       27,062    12.939305          350,163     -13.65%
                                                        1.35%  EV***       27,130    12.921701          350,566     -13.70%
                                                        1.40%  EV***       29,401    12.904112          379,394     -13.74%
                                                        1.45%  EV***       14,154    12.886548          182,396     -13.78%
                                                        1.50%  EV***       29,369    12.868981          377,949     -13.83%
                                                        1.55%  EV***       30,429    12.851441          391,056     -13.87%
                                                        1.60%  EV***       20,157    12.833902          258,693     -13.92%
                                                        1.65%  EV***        7,170    12.816411           91,894     -13.96%
                                                        1.70%  EV***        5,612    12.798912           71,827     -14.01%
                                                        1.75%  EV***          320    12.781417            4,090     -14.05%
                                                        1.80%  EV***          327    12.763942            4,174     -14.09%
                                                        1.85%  EV***          947    12.746473           12,071     -14.14%
                                                        1.95%  EV***          309    12.711636            3,928     -14.23%
                                                        2.10%  EV***          312    12.659436            3,950     -14.36%
                                                        2.25%  EV***          223    12.607397            2,811     -14.49%
      2000 .......................................      0.95%           1,256,646     9.537743       11,985,567      -4.62% 05/01/00
                                                        1.00%             620,793     9.534566        5,918,992      -4.65% 05/01/00
                                                        1.05%              84,451     9.531378          804,934      -4.69% 05/01/00
                                                        1.10%              47,058     9.528196          448,378      -4.72% 05/01/00
                                                        1.15%              23,835     9.525016          227,029      -4.75% 05/01/00
                                                        1.20%             683,327     9.521827        6,506,521      -4.78% 05/01/00
                                                        1.25%              43,537     9.518646          414,413      -4.81% 05/01/00
                                                        1.30%             368,734     9.515462        3,508,674      -4.85% 05/01/00
                                                        1.35%              38,369     9.512275          364,976      -4.88% 05/01/00
                                                        1.40%               4,806     9.509088           45,701      -4.91% 05/01/00
                                                        1.45%              27,413     9.505903          260,585      -4.94% 05/01/00
                                                        1.50%              24,724     9.502715          234,945      -4.97% 05/01/00
                                                        1.65%               3,473     9.493145           32,970      -5.07% 05/01/00
                                                        1.70%                 405     9.489961            3,843      -5.10% 05/01/00
                                                        1.80%              29,533     9.483571          280,078      -5.16% 05/01/00
                                                        0.95%  EV***      488,954    15.073936        7,370,461      -4.82% 05/01/00
                                                        1.00%  EV***      374,857    15.061214        5,645,801      -4.86% 05/01/00
                                                        1.05%  EV***       41,827    15.048479          629,433      -4.89% 05/01/00
                                                        1.10%  EV***       41,425    15.035758          622,856      -4.92% 05/01/00
                                                        1.15%  EV***       11,159    15.023047          167,642      -4.95% 05/01/00
                                                        1.20%  EV***       18,705    15.010318          280,768      -4.98% 05/01/00
                                                        1.25%  EV***       23,407    14.997617          351,049      -5.02% 05/01/00
                                                        1.30%  EV***        6,322    14.984908           94,735      -5.05% 05/01/00
                                                        1.35%  EV***          647    14.972214            9,687      -5.08% 05/01/00
                                                        1.40%  EV***        4,837    14.959511           72,359      -5.11% 05/01/00
                                                        1.45%  EV***        8,037    14.946825          120,128      -5.14% 05/01/00
                                                        1.50%  EV***       13,896    14.934133          207,525      -5.18% 05/01/00
                                                        1.55%  EV***          682    14.921452           10,176      -5.21% 05/01/00
                                                        1.60%  EV***          841    14.908750           12,538      -5.24% 05/01/00
                                                        1.65%  EV***          871    14.896100           12,975      -5.27% 05/01/00
                                                        1.70%  EV***           92    14.883434            1,369      -5.30% 05/01/00

Oppenheimer Main Street Growth & Income Fund/VA
      2001 .......................................      0.95%          10,741,583    10.313313      110,781,308     -11.02%
                                                        1.00%           5,948,738    10.291675       61,222,478     -11.06%
                                                        1.05%           1,065,890    10.270073       10,946,768     -11.11%
                                                        1.10%             937,147    11.907673       11,159,240     -11.15%

                                                        1.15%             444,319    11.888126        5,282,120     -11.20%
                                                        1.20%           3,646,021    11.687410       42,612,542     -11.24%
                                                        1.25%             437,396    11.667724        5,103,416     -11.29%


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*            UNITS                  FAIR VALUE
                                                                      -------------         ----------                ----------
                                                                         1.30%                 897,793                 11.648072
                                                                         1.35%                 475,125                 11.810153
                                                                         1.40%                 292,258                 11.790725
                                                                         1.45%                  89,514                 11.771303
                                                                         1.50%                 299,492                 11.751920
                                                                         1.55%                  56,669                 11.732552
                                                                         1.60%                  29,746                 11.713202
                                                                         1.65%                 170,846                 11.693870
                                                                         1.70%                  28,221                  8.540552
                                                                         1.75%                  22,650                  8.528973
                                                                         1.80%                  95,888                  8.517435
                                                                         1.85%                  15,724                  8.505890
                                                                         1.90%                   6,538                  8.494330
                                                                         1.95%                     321                  8.482808
                                                                         2.00%                       5                  8.471286
                                                                         2.05%                   6,012                  8.459766
                                                                         2.20%                  18,017                  8.425292
                                                                         2.25%                   2,058                  7.869795
                                                                         0.95%  EV***        3,918,981                 11.790856
                                                                         1.00%  EV***        3,073,813                 11.771466
                                                                         1.05%  EV***          281,391                 11.752071
                                                                         1.10%  EV***          939,457                 11.732718
                                                                         1.15%  EV***          378,342                 11.713395
                                                                         1.20%  EV***          190,999                 11.694064
                                                                         1.25%  EV***          153,689                  9.499990
                                                                         1.30%  EV***           47,687                  9.485707
                                                                         1.35%  EV***           47,355                  9.471442
                                                                         1.40%  EV***          161,795                  9.457199
                                                                         1.45%  EV***           44,969                  9.442953
                                                                         1.50%  EV***           46,898                  9.428707
                                                                         1.55%  EV***          101,096                  9.414509
                                                                         1.60%  EV***           25,031                  9.400308
                                                                         1.65%  EV***           15,594                  9.386134
                                                                         1.70%  EV***           22,797                  9.371957
                                                                         1.75%  EV***           13,942                  9.357795
                                                                         1.80%  EV***            7,330                  9.343672
                                                                         1.85%  EV***              938                  9.329537
                                                                         1.90%  EV***              917                  9.315429
                                                                         2.00%  EV***              329                  9.287239
              2000 ..............................................        0.95%               9,160,617                 11.590413
                                                                         1.00%               5,826,470                 11.571981
                                                                         1.05%               1,115,013                 11.553551
                                                                         1.10%                 285,479                 13.402637
                                                                         1.15%                 133,090                 13.387444
                                                                         1.20%               2,986,885                 13.168121
                                                                         1.25%                 316,642                 13.152642
                                                                         1.30%               1,064,402                 13.137180
                                                                         1.35%                 163,028                 13.326790
                                                                         1.40%                  79,005                 13.311650
                                                                         1.45%                  83,911                 13.296520
                                                                         1.50%                 174,299                 13.281403
                                                                         1.55%                  24,874                 13.266293
                                                                         1.60%                   5,861                 13.251196

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                          10,457,558         -11.34%
                                                                           5,611,299         -11.38%
                                                                           3,445,934         -11.43%
                                                                           1,053,696         -11.47%
                                                                           3,519,606         -11.52%
                                                                             664,872         -11.56%
                                                                             348,421         -11.61%
                                                                           1,997,851         -11.65%
                                                                             241,023         -11.70%
                                                                             193,181         -11.74%
                                                                             816,720         -11.79%
                                                                             133,747         -11.83%
                                                                              55,536         -11.88%
                                                                               2,723         -11.92%
                                                                                  42         -11.97%
                                                                              50,860         -12.01%
                                                                             151,798         -12.15%
                                                                              16,196         -12.19%
                                                                          46,208,141         -11.50%
                                                                          36,183,285         -11.54%
                                                                           3,306,927         -11.59%
                                                                          11,022,384         -11.63%
                                                                           4,431,669         -11.68%
                                                                           2,233,555         -11.72%
                                                                           1,460,044         -11.77%
                                                                             452,345         -11.81%
                                                                             448,520         -11.86%
                                                                           1,530,128         -11.90%
                                                                             424,640         -11.95%
                                                                             442,188         -12.00%
                                                                             951,769         -12.04%
                                                                             235,299         -12.09%
                                                                             146,367         -12.13%
                                                                             213,653         -12.18%
                                                                             130,466         -12.22%
                                                                              68,489         -12.27%
                                                                               8,751         -12.31%
                                                                               8,542         -12.36%
                                                                               3,056         -12.45%
              2000 ..............................................        106,175,334          -9.64%
                                                                          67,423,800          -9.68%
                                                                          12,882,360          -9.73%
                                                                           3,826,171          -9.77%
                                                                           1,781,735          -9.82%
                                                                          39,331,663          -9.86%
                                                                           4,164,679          -9.91%
                                                                          13,983,241          -9.96%
                                                                           2,172,640         -10.00%
                                                                           1,051,687         -10.05%
                                                                           1,115,724         -10.09%
                                                                           2,314,935         -10.14%
                                                                             329,986         -10.18%
                                                                              77,665         -10.23%

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*            UNITS                  FAIR VALUE
                                                                      -------------         ----------                ----------
                                                                         1.65%                  59,147                 13.236091
                                                                         1.70%                  12,049                  9.671852
                                                                         1.75%                   8,317                  9.663699
                                                                         1.80%                  39,310                  9.655553
                                                                         1.90%                      17                  9.639258
                                                                         0.95%  EV***        2,265,608                 13.322658
                                                                         1.00%  EV***        2,196,927                 13.307548
                                                                         1.05%  EV***          232,186                 13.292427
                                                                         1.10%  EV***          238,775                 13.277308
                                                                         1.15%  EV***          179,948                 13.262232
                                                                         1.20%  EV***           96,238                 13.247136
                                                                         1.25%  EV***           47,030                 10.767178
                                                                         1.30%  EV***           10,865                 10.756516
                                                                         1.35%  EV***           10,000                 10.745846
                                                                         1.40%  EV***           96,024                 10.735184
                                                                         1.45%  EV***           32,444                 10.724529
                                                                         1.50%  EV***           22,952                 10.713861
                                                                         1.55%  EV***           36,827                 10.703220
                                                                         1.60%  EV***            2,472                 10.692568
                                                                         1.65%  EV***            4,797                 10.681941
                                                                         1.70%  EV***           19,928                 10.671295
                                                                         1.75%  EV***            7,902                 10.660669
                                                                         1.80%  EV***              257                 10.650054
                                                                         1.85%  EV***               96                 10.639431
                                                                         1.90%  EV***              408                 10.628821
                                                                         1.95%  EV***               59                 10.618201
                                                                         2.00%  EV***              156                 10.607604
              1999 ..............................................        0.95%               5,371,640                 12.826564
                                                                         1.00%               3,446,124                 12.812596
                                                                         1.05%                 736,134                 12.798619
                                                                         1.10%                  62,675                 14.854438
                                                                         1.15%                  17,082                 14.845060
                                                                         1.20%                 846,633                 14.609212
                                                                         1.25%                 101,379                 14.599387
                                                                         1.30%                 186,765                 14.589572
                                                                         1.35%                  16,304                 14.807604
                                                                         1.40%                  22,126                 14.798240
                                                                         1.45%                  11,086                 14.788879
                                                                         1.50%                  18,165                 14.779520
                                                                         1.55%                   3,469                 14.770155
                                                                         1.65%                  18,805                 14.751442
                                                                         1.70%                   2,487                 10.784586
                                                                         1.75%                     545                 10.780952
                                                                         1.80%                   1,312                 10.777319
              1998 ..............................................        0.95%               2,594,572                 10.639805
                                                                         1.00%               1,839,146                 10.633592
                                                                         1.05%                 410,913                 10.627355
                                                                         1.10%                   5,103                 12.340636
                                                                         1.15%                   1,075                 12.339083
                                                                         1.20%                   2,746                 12.149185
                                                                         1.25%                       9                 12.147153
                                                                         1.30%                     367                 12.145122
              1997 ..............................................        0.95%                  58,403                 10.259486
                                                                         1.00%                  31,208                 10.258664
                                                                         1.05%                  16,089                 10.257840

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                             782,875         -10.27%
                                                                             116,536         -10.32%
                                                                              80,373         -10.36%
                                                                             379,560         -10.41%
                                                                                 164         -10.50%
                                                                          30,183,921          -9.61%  01/21/00
                                                                          29,235,712          -9.65%  01/21/00
                                                                           3,086,315          -9.70%  01/21/00
                                                                           3,170,289          -9.74%  01/21/00
                                                                           2,386,512          -9.78%  01/21/00
                                                                           1,274,878          -9.82%  01/21/00
                                                                             506,380          -9.87%  01/21/00
                                                                             116,870          -9.91%  01/21/00
                                                                             107,458          -9.95%  01/21/00
                                                                           1,030,835         -10.00%  01/21/00
                                                                             347,947         -10.04%  01/21/00
                                                                             245,905         -10.08%  01/21/00
                                                                             394,167         -10.13%  01/21/00
                                                                              26,432         -10.17%  01/21/00
                                                                              51,241         -10.21%  01/21/00
                                                                             212,658         -10.25%  01/21/00
                                                                              84,241         -10.30%  01/21/00
                                                                               2,737         -10.34%  01/21/00
                                                                               1,021         -10.38%  01/21/00
                                                                               4,337         -10.43%  01/21/00
                                                                                 626         -10.47%  01/21/00
                                                                               1,655         -10.51%  01/21/00
              1999 ..............................................         68,899,684          20.55%
                                                                          44,153,795          20.49%
                                                                           9,421,499          20.43%
                                                                             931,002          20.37%
                                                                             253,583          20.31%
                                                                          12,368,641          20.25%
                                                                           1,480,071          20.19%
                                                                           2,724,821          20.13%
                                                                             241,423          20.07%
                                                                             327,426          20.01%
                                                                             163,950          19.94%
                                                                             268,470          19.88%
                                                                              51,238          19.82%
                                                                             277,401          19.70%
                                                                              26,821           7.85%  05/03/99
                                                                               5,876           7.81%  05/03/99
                                                                              14,140           7.77%  05/03/99
              1998 ..............................................         27,605,740           3.71%
                                                                          19,556,728           3.65%
                                                                           4,366,918           3.60%
                                                                              62,974          23.41%  10/01/98
                                                                              13,265          23.39%  10/01/98
                                                                              33,362          21.49%  09/01/98
                                                                                 109          21.47%  09/01/98
                                                                               4,457          21.45%  09/01/98
              1997 ..............................................            599,185           2.59%  11/03/97
                                                                             320,152           2.59%  11/03/97
                                                                             165,038           2.58%  11/03/97

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*            UNITS                  FAIR VALUE
                                                                      -------------         ----------                ----------
      Strong Opportunity Fund II, Inc.
              2001 ..............................................        0.95%               3,600,823                  9.360871
                                                                         1.00%               1,614,454                  9.352986
                                                                         1.05%                 180,607                  9.345120
                                                                         1.10%                 781,856                  9.337249
                                                                         1.15%                 432,215                  9.329375
                                                                         1.20%               2,925,044                  9.321492
                                                                         1.25%                 290,741                  9.313641
                                                                         1.30%                 633,528                  9.305769
                                                                         1.35%                 502,467                  9.297902
                                                                         1.40%                 273,156                  9.290050
                                                                         1.45%                  15,868                  9.282194
                                                                         1.50%                 198,245                  9.274332
                                                                         1.55%                  38,502                  9.266486
                                                                         1.60%                  80,763                  9.258644
                                                                         1.65%                  89,085                  9.250791
                                                                         1.70%                   9,679                  9.242958
                                                                         1.75%                  74,888                  9.235111
                                                                         1.80%                  36,744                  9.227273
                                                                         1.85%                  54,709                  9.219447
                                                                         1.90%                   5,352                  9.211624
                                                                         1.95%                      32                  9.203790
                                                                         2.05%                  14,238                  9.188124
                                                                         2.15%                      22                  9.172486
                                                                         2.20%                  15,992                  9.164675
                                                                         2.25%                   2,483                  9.156865
                                                                         0.95%  EV***        1,459,004                 11.783483
                                                                         1.00%  EV***        1,519,446                 11.767520
                                                                         1.05%  EV***          101,093                 11.751556
                                                                         1.10%  EV***          742,972                 11.735606
                                                                         1.15%  EV***          188,750                 11.719687
                                                                         1.20%  EV***          108,041                 11.703766
                                                                         1.25%  EV***          127,942                 11.687852
                                                                         1.30%  EV***           28,987                 11.671965
                                                                         1.35%  EV***           31,539                 11.656076
                                                                         1.40%  EV***           45,226                 11.640223
                                                                         1.45%  EV***           10,722                 11.624370
                                                                         1.50%  EV***           44,710                 11.608524
                                                                         1.55%  EV***           47,631                 11.592711
                                                                         1.60%  EV***           13,226                 11.576894
                                                                         1.65%  EV***            1,839                 11.561093
                                                                         1.70%  EV***            5,801                 11.545305
                                                                         1.75%  EV***            4,393                 11.529558
                                                                         1.80%  EV***            2,799                 11.513779
                                                                         1.85%  EV***              660                 11.498030
                                                                         1.95%  EV***              510                 11.466587
                                                                         2.00%  EV***            2,445                 11.450894
                                                                         2.10%  EV***              352                 11.419519
              2000 ..............................................        0.95%                 752,002                  9.792343
                                                                         1.00%                 543,371                  9.789079
                                                                         1.05%                  31,598                  9.785815
                                                                         1.10%                  29,289                  9.782545
                                                                         1.15%                   6,669                  9.779277
                                                                         1.20%                 712,219                  9.776003

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
      Strong Opportunity Fund II, Inc.
              2001 ..............................................         33,706,840          -4.62%
                                                                          15,099,966          -4.67%
                                                                           1,687,794          -4.72%
                                                                           7,300,384          -4.77%
                                                                           4,032,296          -4.82%
                                                                          27,265,774          -4.87%
                                                                           2,707,857          -4.91%
                                                                           5,895,465          -4.96%
                                                                           4,671,889          -5.01%
                                                                           2,537,633          -5.06%
                                                                             147,290          -5.11%
                                                                           1,838,590          -5.16%
                                                                             356,778          -5.21%
                                                                             747,756          -5.25%
                                                                             824,107          -5.30%
                                                                              89,463          -5.35%
                                                                             691,599          -5.40%
                                                                             339,047          -5.45%
                                                                             504,387          -5.50%
                                                                              49,301          -5.54%
                                                                                 295          -5.59%
                                                                             130,821          -5.69%
                                                                                 202          -5.79%
                                                                             146,561          -5.84%
                                                                              22,736          -5.88%
                                                                          17,192,149          -5.07%
                                                                          17,880,111          -5.12%
                                                                           1,188,000          -5.17%
                                                                           8,719,227          -5.22%
                                                                           2,212,091          -5.26%
                                                                           1,264,487          -5.31%
                                                                           1,495,367          -5.36%
                                                                             338,335          -5.41%
                                                                             367,621          -5.46%
                                                                             526,441          -5.51%
                                                                             124,636          -5.55%
                                                                             519,017          -5.60%
                                                                             552,172          -5.65%
                                                                             153,116          -5.70%
                                                                              21,261          -5.75%
                                                                              66,974          -5.80%
                                                                              50,649          -5.85%
                                                                              32,227          -5.89%
                                                                               7,589          -5.94%
                                                                               5,848          -6.04%
                                                                              27,997          -6.09%
                                                                               4,020          -6.18%
              2000 ..............................................          7,363,862          -1.85%  05/01/00
                                                                           5,319,102          -1.89%  05/01/00
                                                                             309,212          -1.92%  05/01/00
                                                                             286,521          -1.95%  05/01/00
                                                                              65,218          -1.98%  05/01/00
                                                                           6,962,655          -2.02%  05/01/00

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*            UNITS                  FAIR VALUE
                                                                      -------------         ----------                ----------
                                                                         1.25%                  33,856                  9.772739
                                                                         1.30%                 286,392                  9.769466
                                                                         1.35%                  30,347                  9.766196
                                                                         1.40%                   4,014                  9.762926
                                                                         1.45%                   1,129                  9.759650
                                                                         1.50%                  26,877                  9.756374
                                                                         1.55%                   1,529                  9.753099
                                                                         1.65%                  11,178                  9.746555
                                                                         1.75%                     515                  9.740009
                                                                         0.95%  EV***          378,635                 12.384598
                                                                         1.00%  EV***          700,978                 12.374135
                                                                         1.05%  EV***           35,858                 12.363669
                                                                         1.10%  EV***           38,021                 12.353197
                                                                         1.15%  EV***            7,139                 12.342757
                                                                         1.20%  EV***           14,651                 12.332291
                                                                         1.25%  EV***           12,220                 12.321845
                                                                         1.30%  EV***               77                 12.311389
                                                                         1.35%  EV***               28                 12.300944
                                                                         1.40%  EV***           10,530                 12.290507
                                                                         1.45%  EV***            5,095                 12.280071
                                                                         1.50%  EV***           14,542                 12.269639
                                                                         1.55%  EV***            6,432                 12.259206
                                                                         1.65%  EV***              255                 12.238351
                                                                         1.75%  EV***               40                 12.217528

      UIF - Emerging Markets Debt Portfolio
              2001 ..............................................        0.95%                 667,879                 11.403171
                                                                         1.00%                 246,574                 11.379232
                                                                         1.05%                  52,717                 11.355355
                                                                         1.10%                  12,178                 17.490433
                                                                         1.15%                  12,496                 17.461708
                                                                         1.20%                 160,267                 17.444590
                                                                         1.25%                  10,737                 17.415214
                                                                         1.30%                  12,923                 17.385852
                                                                         1.35%                   3,225                 17.347230
                                                                         1.40%                   1,338                 17.318710
                                                                         1.45%                   2,907                 17.290213
                                                                         1.50%                   4,836                 17.261739
                                                                         1.55%                   1,156                 17.233321
                                                                         1.60%                   1,414                 17.204918
                                                                         1.65%                   2,933                 17.176522
                                                                         1.75%                     724                 13.267178
                                                                         1.80%                     671                 13.249217
                                                                         2.05%                      83                 13.159594
                                                                         2.20%                     728                 13.106031
                                                                         0.95%  EV***          164,732                 17.351378
                                                                         1.00%  EV***           63,264                 17.322848
                                                                         1.05%  EV***            6,083                 17.294335
                                                                         1.10%  EV***           17,611                 17.265902
                                                                         1.15%  EV***            6,738                 17.237472
                                                                         1.20%  EV***           20,438                 17.209059
                                                                         1.25%  EV***            5,631                 15.810099
                                                                         1.30%  EV***            2,521                 15.786337
                                                                         1.35%  EV***            2,418                 15.762636
                                                                         1.40%  EV***            2,510                 15.738933
                                                                         1.45%  EV***              663                 15.715283

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                             330,866          -2.05%  05/01/00
                                                                           2,797,897          -2.08%  05/01/00
                                                                             296,375          -2.12%  05/01/00
                                                                              39,188          -2.15%  05/01/00
                                                                              11,019          -2.18%  05/01/00
                                                                             262,222          -2.21%  05/01/00
                                                                              14,912          -2.25%  05/01/00
                                                                             108,947          -2.31%  05/01/00
                                                                               5,016          -2.38%  05/01/00
                                                                           4,689,242          -2.10%  05/01/00
                                                                           8,673,996          -2.13%  05/01/00
                                                                             443,336          -2.17%  05/01/00
                                                                             469,681          -2.20%  05/01/00
                                                                              88,115          -2.23%  05/01/00
                                                                             180,680          -2.27%  05/01/00
                                                                             150,573          -2.30%  05/01/00
                                                                                 948          -2.33%  05/01/00
                                                                                 344          -2.36%  05/01/00
                                                                             129,419          -2.40%  05/01/00
                                                                              62,567          -2.43%  05/01/00
                                                                             178,425          -2.46%  05/01/00
                                                                              78,851          -2.50%  05/01/00
                                                                               3,121          -2.56%  05/01/00
                                                                                 489          -2.63%  05/01/00

      UIF - Emerging Markets Debt Portfolio
              2001 ..............................................          7,615,938           9.05%
                                                                           2,805,823           8.99%
                                                                             598,620           8.94%
                                                                             212,998           8.88%
                                                                             218,202           8.83%
                                                                           2,795,792           8.77%
                                                                             186,987           8.72%
                                                                             224,677           8.66%
                                                                              55,945           8.61%
                                                                              23,172           8.55%
                                                                              50,263           8.50%
                                                                              83,478           8.44%
                                                                              19,922           8.38%
                                                                              24,328           8.33%
                                                                              50,379           8.27%
                                                                               9,605           8.16%
                                                                               8,890           8.11%
                                                                               1,092           7.83%
                                                                               9,541           7.66%
                                                                           2,858,327           8.59%
                                                                           1,095,913           8.53%
                                                                             105,201           8.48%
                                                                             304,070           8.42%
                                                                             116,146           8.37%
                                                                             351,719           8.31%
                                                                              89,027           8.26%
                                                                              39,797           8.20%
                                                                              38,114           8.15%
                                                                              39,505           8.09%
                                                                              10,419           8.03%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*            UNITS                  FAIR VALUE
                                                                      -------------         ----------                ----------
                                                                         1.50%  EV***              353                 15.691622
                                                                         1.55%  EV***               53                 15.668012
                                                                         1.60%  EV***               31                 15.644422
                                                                         1.65%  EV***               13                 15.620838
                                                                         1.70%  EV***              499                 15.597303
                                                                         1.85%  EV***              373                 15.526784
              2000 ..............................................        0.95%                 638,919                 10.456971
                                                                         1.00%                 234,648                 10.440316
                                                                         1.05%                  57,428                 10.423703
                                                                         1.10%                   6,901                 16.063592
                                                                         1.15%                     756                 16.045362
                                                                         1.20%                 203,365                 16.037786
                                                                         1.25%                   5,241                 16.018934
                                                                         1.30%                  19,928                 16.000072
                                                                         1.35%                   1,667                 15.972670
                                                                         1.40%                     129                 15.954543
                                                                         1.45%                     599                 15.936413
                                                                         1.50%                   4,475                 15.918288
                                                                         1.65%                   1,839                 15.863998
                                                                         1.75%                     724                 12.265925
                                                                         1.80%                     583                 12.255588
                                                                         0.95%  EV***          163,640                 15.979082
                                                                         1.00%  EV***           43,692                 15.960957
                                                                         1.05%  EV***            5,856                 15.942814
                                                                         1.10%  EV***            6,106                 15.924724
                                                                         1.15%  EV***            1,591                 15.906633
                                                                         1.20%  EV***            1,272                 15.888526
                                                                         1.25%  EV***              197                 14.604374
                                                                         1.35%  EV***               34                 14.575438
                                                                         1.40%  EV***              627                 14.560973
                                                                         1.45%  EV***              665                 14.546537
                                                                         1.50%  EV***            2,924                 14.532088
                                                                         1.55%  EV***              339                 14.517655
                                                                         1.70%  EV***              128                 14.474409
              1999 ..............................................        0.95%                 390,649                  9.477539
                                                                         1.00%                 151,811                  9.467196
                                                                         1.05%                  44,180                  9.456874
                                                                         1.10%                   1,356                 14.580968
                                                                         1.15%                     301                 14.571756
                                                                         1.20%                  65,889                 14.572201
                                                                         1.25%                     479                 14.562396
                                                                         1.30%                  10,194                 14.552579
                                                                         1.35%                     676                 14.534982
                                                                         1.65%                     388                 14.479873
              1998 ..............................................        0.95%                 301,931                  7.395794
                                                                         1.00%                 107,780                  7.391460
                                                                         1.05%                  28,827                  7.387124
                                                                         1.10%                      18                 11.395495
                                                                         1.20%                     593                 11.400149
                                                                         1.25%                     154                 11.398245
              1997 ..............................................        0.95%                   8,418                 10.425451
                                                                         1.00%                   8,668                 10.424614
                                                                         1.05%                   1,735                 10.423780

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                               5,539           7.98%
                                                                                 830           7.92%
                                                                                 485           7.87%
                                                                                 203           7.81%
                                                                               7,783           7.76%
                                                                               5,791           7.59%
              2000 ..............................................          6,681,157          10.33%
                                                                           2,449,799          10.28%
                                                                             598,612          10.22%
                                                                             110,855          10.17%
                                                                              12,130          10.11%
                                                                           3,261,524          10.06%
                                                                              83,955          10.00%
                                                                             318,849           9.95%
                                                                              26,626           9.89%
                                                                               2,058           9.84%
                                                                               9,546           9.78%
                                                                              71,234           9.73%
                                                                              29,174           9.56%
                                                                               8,881           9.45%
                                                                               7,145           9.39%
                                                                           2,614,817          10.18%  01/21/00
                                                                             697,366          10.12%  01/21/00
                                                                              93,361          10.07%  01/21/00
                                                                              97,236          10.02%  01/21/00
                                                                              25,307           9.97%  01/21/00
                                                                              20,210           9.92%  01/21/00
                                                                               2,877           9.86%  01/21/00
                                                                                 496           9.76%  01/21/00
                                                                               9,130           9.71%  01/21/00
                                                                               9,673           9.65%  01/21/00
                                                                              42,492           9.60%  01/21/00
                                                                               4,921           9.55%  01/21/00
                                                                               1,853           9.39%  01/21/00
              1999 ..............................................          3,702,391          28.15%
                                                                           1,437,224          28.08%
                                                                             417,805          28.02%
                                                                              19,772          27.95%
                                                                               4,386          27.89%
                                                                             960,148          27.82%
                                                                               6,975          27.76%
                                                                             148,349          27.70%
                                                                               9,826          27.63%
                                                                               5,618          27.24%
              1998 ..............................................          2,233,019         -29.06%
                                                                             796,652         -29.10%
                                                                             212,949         -29.13%
                                                                                 205          13.95%  10/01/98
                                                                               6,760          14.00%  09/01/98
                                                                               1,755          13.98%  09/01/98
              1997 ..............................................             87,761           4.25%  11/03/97
                                                                              90,361           4.25%  11/03/97
                                                                              18,085           4.24%  11/03/97

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*            UNITS                  FAIR VALUE
                                                                      -------------         ----------                ----------
      UIF - Mid Cap Growth Portfolio
              2001 ..............................................        0.95%                 272,096                  6.045067
                                                                         1.00%                 101,749                  6.039966
                                                                         1.05%                  17,678                  6.034873
                                                                         1.10%                  63,345                  6.029777
                                                                         1.15%                  53,129                  6.024685
                                                                         1.20%                 631,111                  6.019598
                                                                         1.25%                  54,912                  6.014503
                                                                         1.30%                  21,204                  6.009420
                                                                         1.35%                  89,515                  6.004330
                                                                         1.40%                  48,114                  5.999237
                                                                         1.45%                   3,058                  5.994160
                                                                         1.50%                 121,712                  5.989084
                                                                         1.55%                   3,917                  5.984011
                                                                         1.60%                   4,511                  5.978929
                                                                         1.65%                  57,704                  5.973855
                                                                         1.70%                   1,873                  5.968779
                                                                         1.75%                   2,950                  5.963710
                                                                         1.80%                  14,605                  5.958642
                                                                         1.85%                     756                  5.953570
                                                                         2.00%                       8                  5.938379
                                                                         2.05%                  19,072                  5.933316
                                                                         2.20%                  12,493                  5.918142
                                                                         0.95%  EV***          384,609                  8.781494
                                                                         1.00%  EV***          123,473                  8.771685
                                                                         1.05%  EV***           15,861                  8.761860
                                                                         1.10%  EV***           47,707                  8.752046
                                                                         1.15%  EV***            3,653                  8.742257
                                                                         1.20%  EV***           16,775                  8.732452
                                                                         1.25%  EV***              921                  8.722663
                                                                         1.30%  EV***            5,592                  8.712874
                                                                         1.35%  EV***              855                  8.703102
                                                                         1.40%  EV***           12,436                  8.693319
                                                                         1.45%  EV***            1,543                  8.683571
                                                                         1.50%  EV***            1,987                  8.673803
                                                                         1.55%  EV***            1,168                  8.664040
                                                                         1.60%  EV***              505                  8.654305
                                                                         1.65%  EV***              117                  8.644558
                                                                         1.80%  EV***               57                  8.615361
              2000 ..............................................        0.95%                 108,847                  8.634485
                                                                         1.00%                  75,294                  8.631598
                                                                         1.05%                  11,969                  8.628712
                                                                         1.10%                   6,104                  8.625825
                                                                         1.15%                   4,572                  8.622944
                                                                         1.20%                 358,904                  8.620055
                                                                         1.25%                  15,635                  8.617166
                                                                         1.30%                  28,091                  8.614274
                                                                         1.35%                   2,369                  8.611387
                                                                         1.45%                     110                  8.605609
                                                                         1.50%                  54,925                  8.602719
                                                                         1.55%                     492                  8.599825
                                                                         1.60%                     323                  8.596944
                                                                         1.65%                   2,136                  8.594047
                                                                         1.70%                     398                  8.591151
                                                                         1.75%                     623                  8.588260
                                                                         1.80%                   1,769                  8.585371

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
      UIF - Mid Cap Growth Portfolio
              2001 ..............................................          1,644,839         -29.99%
                                                                             614,561         -30.02%
                                                                             106,684         -30.06%
                                                                             381,956         -30.10%
                                                                             320,085         -30.13%
                                                                           3,799,035         -30.17%
                                                                             330,268         -30.20%
                                                                             127,424         -30.24%
                                                                             537,478         -30.27%
                                                                             288,647         -30.31%
                                                                              18,330         -30.35%
                                                                             728,943         -30.38%
                                                                              23,439         -30.42%
                                                                              26,971         -30.45%
                                                                             344,715         -30.49%
                                                                              11,180         -30.52%
                                                                              17,593         -30.56%
                                                                              87,026         -30.60%
                                                                               4,501         -30.63%
                                                                                  48         -30.74%
                                                                             113,160         -30.77%
                                                                              73,935         -30.88%
                                                                           3,377,442         -30.46%
                                                                           1,083,066         -30.50%
                                                                             138,972         -30.54%
                                                                             417,534         -30.57%
                                                                              31,935         -30.61%
                                                                             146,487         -30.64%
                                                                               8,034         -30.68%
                                                                              48,722         -30.71%
                                                                               7,441         -30.75%
                                                                             108,110         -30.78%
                                                                              13,399         -30.82%
                                                                              17,235         -30.86%
                                                                              10,120         -30.89%
                                                                               4,370         -30.93%
                                                                               1,011         -30.96%
                                                                                 491         -31.07%
              2000 ..............................................            939,838         -13.66%  05/01/00
                                                                             649,908         -13.68%  05/01/00
                                                                             103,277         -13.71%  05/01/00
                                                                              52,652         -13.74%  05/01/00
                                                                              39,424         -13.77%  05/01/00
                                                                           3,093,772         -13.80%  05/01/00
                                                                             134,729         -13.83%  05/01/00
                                                                             241,984         -13.86%  05/01/00
                                                                              20,400         -13.89%  05/01/00
                                                                                 947         -13.94%  05/01/00
                                                                             472,504         -13.97%  05/01/00
                                                                               4,231         -14.00%  05/01/00
                                                                               2,777         -14.03%  05/01/00
                                                                              18,357         -14.06%  05/01/00
                                                                               3,419         -14.09%  05/01/00
                                                                               5,350         -14.12%  05/01/00
                                                                              15,188         -14.15%  05/01/00

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*            UNITS                  FAIR VALUE
                                                                      -------------         ----------                ----------
                                                                         0.95%  EV***           65,694                 12.628696
                                                                         1.00%  EV***           65,347                 12.621058
                                                                         1.05%  EV***            8,617                 12.613403
                                                                         1.10%  EV***            1,926                 12.605756
                                                                         1.15%  EV***              384                 12.598107
                                                                         1.20%  EV***            5,252                 12.590455
                                                                         1.25%  EV***              212                 12.582807
                                                                         1.30%  EV***              229                 12.575160
                                                                         1.35%  EV***               80                 12.567519
                                                                         1.40%  EV***            6,673                 12.559870
                                                                         1.45%  EV***            1,543                 12.552234
                                                                         1.50%  EV***              649                 12.544592
                                                                         1.75%  EV***              122                 12.506378

      UIF - U.S. Real Estate Portfolio
              2001 ..............................................        0.95%               3,243,016                 11.953729
                                                                         1.00%               1,075,475                 11.928630
                                                                         1.05%                 239,464                 11.903602
                                                                         1.10%                 186,063                 13.688917
                                                                         1.15%                  72,813                 13.666427
                                                                         1.20%               1,039,193                 14.079160
                                                                         1.25%                  68,961                 14.055442
                                                                         1.30%                 187,949                 14.031746
                                                                         1.35%                  99,952                 13.576808
                                                                         1.40%                  82,206                 13.554456
                                                                         1.45%                   9,404                 13.532141
                                                                         1.50%                  43,622                 13.509845
                                                                         1.55%                  12,553                 13.487571
                                                                         1.60%                   6,976                 13.465327
                                                                         1.65%                  32,209                 13.443112
                                                                         1.70%                   7,507                 12.249784
                                                                         1.75%                   5,058                 12.233204
                                                                         1.80%                  10,683                 12.216634
                                                                         1.85%                   4,261                 12.200073
                                                                         1.90%                   2,176                 12.183524
                                                                         1.95%                      61                 12.166987
                                                                         2.00%                   1,407                 12.150459
                                                                         2.05%                  15,345                 12.133966
                                                                         2.10%                       4                 12.117487
                                                                         2.15%                       8                 12.101019
                                                                         2.20%                   4,118                 12.084542
                                                                         2.25%                     736                 13.036226
                                                                         0.95%  EV***          693,903                 13.531353
                                                                         1.00%  EV***          314,092                 13.511107
                                                                         1.05%  EV***           30,659                 13.490849
                                                                         1.10%  EV***          219,365                 13.470613
                                                                         1.15%  EV***           41,878                 13.450384
                                                                         1.20%  EV***           41,788                 13.430200
                                                                         1.25%  EV***           30,453                 13.410059
                                                                         1.30%  EV***           15,423                 13.389895
                                                                         1.35%  EV***           10,204                 13.369791
                                                                         1.40%  EV***           49,373                 13.349688
                                                                         1.45%  EV***            7,034                 13.329592

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                             829,630         -13.85%  05/01/00
                                                                             824,748         -13.87%  05/01/00
                                                                             108,690         -13.90%  05/01/00
                                                                              24,279         -13.93%  05/01/00
                                                                               4,838         -13.96%  05/01/00
                                                                              66,125         -13.99%  05/01/00
                                                                               2,668         -14.02%  05/01/00
                                                                               2,880         -14.05%  05/01/00
                                                                               1,005         -14.08%  05/01/00
                                                                              83,812         -14.11%  05/01/00
                                                                              19,368         -14.13%  05/01/00
                                                                               8,141         -14.16%  05/01/00
                                                                               1,526         -14.31%  05/01/00

      UIF - U.S. Real Estate Portfolio
              2001 ..............................................         38,766,134           8.79%
                                                                          12,828,943           8.74%
                                                                           2,850,484           8.68%
                                                                           2,547,001           8.63%
                                                                             995,094           8.57%
                                                                          14,630,965           8.52%
                                                                             969,277           8.46%
                                                                           2,637,253           8.41%
                                                                           1,357,029           8.35%
                                                                           1,114,258           8.30%
                                                                             127,256           8.24%
                                                                             589,326           8.18%
                                                                             169,309           8.13%
                                                                              93,934           8.07%
                                                                             432,989           8.02%
                                                                              91,959           7.96%
                                                                              61,876           7.91%
                                                                             130,510           7.85%
                                                                              51,985           7.80%
                                                                              26,511           7.74%
                                                                                 742           7.69%
                                                                              17,096           7.63%
                                                                             186,196           7.58%
                                                                                  48           7.52%
                                                                                  97           7.47%
                                                                              49,764           7.41%
                                                                               9,595           7.36%
                                                                           9,389,446           8.37%
                                                                           4,243,731           8.31%
                                                                             413,616           8.26%
                                                                           2,954,981           8.20%
                                                                             563,275           8.15%
                                                                             561,221           8.09%
                                                                             408,377           8.04%
                                                                             206,512           7.98%
                                                                             136,425           7.93%
                                                                             659,114           7.87%
                                                                              93,760           7.82%

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*            UNITS                  FAIR VALUE
                                                                      -------------         ----------                ----------
                                                                         1.50%  EV***            1,284                 13.309516
                                                                         1.55%  EV***           29,109                 13.289478
                                                                         1.60%  EV***           15,104                 13.269449
                                                                         1.65%  EV***            3,261                 13.249430
                                                                         1.70%  EV***           10,512                 13.229448
                                                                         1.80%  EV***              715                 13.189522
                                                                         1.85%  EV***            3,994                 13.169612
                                                                         1.95%  EV***            5,218                 13.129814
                                                                         2.10%  EV***            1,814                 13.070270
                                                                         2.20%  EV***                8                 13.030675
              2000 ..............................................        0.95%               2,318,276                 10.987658
                                                                         1.00%               1,292,468                 10.970158
                                                                         1.05%                 253,822                 10.952709
                                                                         1.10%                  38,231                 12.601811
                                                                         1.15%                  14,065                 12.587517
                                                                         1.20%                 717,713                 12.974262
                                                                         1.25%                  13,214                 12.959009
                                                                         1.30%                 207,408                 12.943746
                                                                         1.35%                  19,957                 12.530461
                                                                         1.40%                  11,941                 12.516221
                                                                         1.45%                   4,423                 12.501983
                                                                         1.50%                   9,076                 12.487759
                                                                         1.55%                   2,042                 12.473542
                                                                         1.60%                   6,281                 12.459341
                                                                         1.65%                     481                 12.445148
                                                                         1.75%                   1,376                 11.336655
                                                                         1.80%                   5,727                 11.327088
                                                                         0.95%  EV***          415,481                 12.486344
                                                                         1.00%  EV***          248,471                 12.474020
                                                                         1.05%  EV***            8,827                 12.461667
                                                                         1.10%  EV***           58,343                 12.449327
                                                                         1.15%  EV***            3,765                 12.437001
                                                                         1.20%  EV***           15,757                 12.424677
                                                                         1.25%  EV***            3,052                 12.412379
                                                                         1.30%  EV***            1,090                 12.400059
                                                                         1.35%  EV***              391                 12.387770
                                                                         1.40%  EV***            7,954                 12.375485
                                                                         1.45%  EV***            1,019                 12.363181
                                                                         1.50%  EV***            2,698                 12.350886
                                                                         1.55%  EV***              104                 12.338621
                                                                         1.65%  EV***               14                 12.314073
                                                                         1.70%  EV***              693                 12.301819
                                                                         1.85%  EV***              469                 12.265070
              1999 ..............................................        0.95%               1,445,120                  8.662065
                                                                         1.00%                 649,998                  8.652617
                                                                         1.05%                 133,485                  8.643190
                                                                         1.10%                   4,062                  9.949557
                                                                         1.15%                     955                  9.943271
                                                                         1.20%                 154,456                 10.253920
                                                                         1.25%                   1,840                 10.247016
                                                                         1.30%                  14,026                 10.240102
                                                                         1.35%                   3,161                  9.918143
                                                                         1.40%                   1,139                  9.911855
                                                                         1.50%                     414                  9.899304
                                                                         1.75%                   1,471                  9.009528

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                              17,089           7.76%
                                                                             386,843           7.71%
                                                                             200,422           7.65%
                                                                              43,206           7.60%
                                                                             139,068           7.54%
                                                                               9,431           7.43%
                                                                              52,599           7.37%
                                                                              68,511           7.26%
                                                                              23,709           7.10%
                                                                                 104           6.99%
              2000 ..............................................         25,472,424           4.04%  09/21/00
                                                                          14,178,578           4.02%  09/21/00
                                                                           2,780,039           4.01%  09/21/00
                                                                             481,780           3.99%  09/21/00
                                                                             177,043           3.98%  09/21/00
                                                                           9,311,797           3.97%  09/21/00
                                                                             171,240           3.95%  09/21/00
                                                                           2,684,636           3.94%  09/21/00
                                                                             250,070           3.92%  09/21/00
                                                                             149,456           3.91%  09/21/00
                                                                              55,296           3.90%  09/21/00
                                                                             113,339           3.88%  09/21/00
                                                                              25,471           3.87%  09/21/00
                                                                              78,257           3.85%  09/21/00
                                                                               5,986           3.84%  09/21/00
                                                                              15,599           3.81%  09/21/00
                                                                              64,870           3.80%  09/21/00
                                                                           5,187,839          23.30%  01/21/00
                                                                           3,099,432          23.24%  01/21/00
                                                                             109,999          23.18%  01/21/00
                                                                             726,331          23.12%  01/21/00
                                                                              46,825          23.06%  01/21/00
                                                                             195,776          23.00%  01/21/00
                                                                              37,883          22.95%  01/21/00
                                                                              13,516          22.89%  01/21/00
                                                                               4,844          22.83%  01/21/00
                                                                              98,435          22.77%  01/21/00
                                                                              12,598          22.71%  01/21/00
                                                                              33,323          22.65%  01/21/00
                                                                               1,283          22.59%  01/21/00
                                                                                 172          22.48%  01/21/00
                                                                               8,525          22.42%  01/21/00
                                                                               5,752          22.24%  01/21/00
              1999 ..............................................         12,517,723          -4.29%
                                                                           5,624,184          -4.34%
                                                                           1,153,736          -4.39%
                                                                              40,415          -4.44%
                                                                               9,496          -4.48%
                                                                           1,583,779          -4.53%
                                                                              18,855          -4.58%
                                                                             143,628          -4.63%
                                                                              31,351          -4.68%
                                                                              11,290          -4.73%
                                                                               4,098          -4.82%
                                                                              13,253          -9.90%  05/03/99

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*            UNITS                  FAIR VALUE
                                                                      -------------         ----------                ----------
              1998 ..............................................        0.95%               1,252,355                  9.050353
                                                                         1.00%                 622,276                  9.045055
                                                                         1.05%                 112,081                  9.039759
                                                                         1.10%                     883                 10.411332
                                                                         1.15%                     227                 10.410018
                                                                         1.20%                   2,204                 10.740684
              1997 ..............................................        0.95%                  60,119                 10.338661
                                                                         1.00%                  31,902                 10.337835
                                                                         1.05%                  10,537                 10.337004

      Van Eck WIT - Worldwide Emerging Markets Fund
              2001 ..............................................        0.95%               2,413,328                  6.389225
                                                                         1.00%                 984,890                  6.375816
                                                                         1.05%                 205,904                  6.362414
                                                                         1.10%                  71,318                 13.972459
                                                                         1.15%                  27,801                 13.949511
                                                                         1.20%                 410,579                 13.343009
                                                                         1.25%                  27,574                 13.320519
                                                                         1.30%                 114,548                 13.298062
                                                                         1.35%                  23,349                 13.857976
                                                                         1.40%                  26,726                 13.835162
                                                                         1.45%                   6,359                 13.812362
                                                                         1.50%                  11,956                 13.789595
                                                                         1.55%                   2,678                 13.766864
                                                                         1.60%                  12,357                 13.744142
                                                                         1.65%                  14,811                 13.721459
                                                                         1.70%                     192                  8.602001
                                                                         1.75%                     451                  8.590347
                                                                         1.80%                   3,545                  8.578684
                                                                         1.85%                      25                  8.567036
                                                                         2.05%                   7,767                  8.520571
                                                                         2.20%                     928                  8.485820
                                                                         0.95%  EV***          445,670                 13.829351
                                                                         1.00%  EV***          103,829                 13.806582
                                                                         1.05%  EV***            8,749                 13.783823
                                                                         1.10%  EV***           51,018                 13.761117
                                                                         1.15%  EV***          102,025                 13.738410
                                                                         1.20%  EV***           11,179                 13.715728
                                                                         1.25%  EV***           11,961                 11.373276
                                                                         1.30%  EV***            7,770                 11.356166
                                                                         1.35%  EV***            3,447                 11.339053
                                                                         1.40%  EV***            6,689                 11.321985
                                                                         1.45%  EV***            4,299                 11.304911
                                                                         1.50%  EV***            6,273                 11.287869
                                                                         1.55%  EV***            5,458                 11.270850
                                                                         1.60%  EV***            1,104                 11.253820
                                                                         1.65%  EV***            1,559                 11.236836
                                                                         1.70%  EV***            1,378                 11.219848
                                                                         1.75%  EV***              612                 11.202905
                                                                         1.85%  EV***              152                 11.169024
                                                                         1.95%  EV***               23                 11.135211
              2000 ..............................................        0.95%               1,926,318                  6.569856
                                                                         1.00%                 894,428                  6.559411
                                                                         1.05%                 185,292                  6.548959
                                                                         1.10%                  21,492                 14.389442

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
              1998 ..............................................         11,334,255         -12.46%
                                                                           5,628,521         -12.51%
                                                                           1,013,185         -12.55%
                                                                               9,193           4.11%  10/01/98
                                                                               2,363           4.10%  10/01/98
                                                                              23,672           7.41%  09/01/98
              1997 ..............................................            621,550           3.39%  11/03/97
                                                                             329,798           3.38%  11/03/97
                                                                             108,921           3.37%  11/03/97

      Van Eck WIT - Worldwide Emerging Markets Fund
              2001 ..............................................         15,419,296          -2.75%
                                                                           6,279,477          -2.80%
                                                                           1,310,046          -2.85%
                                                                             996,488          -2.90%
                                                                             387,810          -2.95%
                                                                           5,478,359          -3.00%
                                                                             367,300          -3.05%
                                                                           1,523,266          -3.10%
                                                                             323,570          -3.15%
                                                                             369,759          -3.19%
                                                                              87,833          -3.24%
                                                                             164,868          -3.29%
                                                                              36,868          -3.34%
                                                                             169,836          -3.39%
                                                                             203,229          -3.44%
                                                                               1,652          -3.49%
                                                                               3,874          -3.54%
                                                                              30,411          -3.59%
                                                                                 214          -3.64%
                                                                              66,179          -3.84%
                                                                               7,875          -3.99%
                                                                           6,163,327          -3.44%
                                                                           1,433,524          -3.49%
                                                                             120,595          -3.53%
                                                                             702,065          -3.58%
                                                                           1,401,661          -3.63%
                                                                             153,328          -3.68%
                                                                             136,036          -3.73%
                                                                              88,237          -3.78%
                                                                              39,086          -3.83%
                                                                              75,733          -3.88%
                                                                              48,600          -3.93%
                                                                              70,809          -3.98%
                                                                              61,516          -4.03%
                                                                              12,424          -4.08%
                                                                              17,518          -4.13%
                                                                              15,461          -4.18%
                                                                               6,856          -4.23%
                                                                               1,698          -4.33%
                                                                                 256          -4.43%
              2000 ..............................................         12,655,632         -42.42%
                                                                           5,866,921         -42.45%
                                                                           1,213,470         -42.47%
                                                                             309,258         -42.50%

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*            UNITS                  FAIR VALUE
                                                                      -------------         ----------                ----------
                                                                         1.15%                   4,887                 14.373141
                                                                         1.20%                 362,220                 13.755231
                                                                         1.25%                  20,195                 13.739047
                                                                         1.30%                  95,797                 13.722894
                                                                         1.35%                  12,251                 14.308006
                                                                         1.40%                   8,375                 14.291739
                                                                         1.45%                   5,277                 14.275487
                                                                         1.50%                   8,026                 14.259243
                                                                         1.55%                     361                 14.243025
                                                                         1.60%                     900                 14.226803
                                                                         1.65%                   5,776                 14.210596
                                                                         1.70%                     194                  8.913211
                                                                         1.75%                     451                  8.905697
                                                                         1.80%                     342                  8.898173
                                                                         0.95%  EV***          180,479                 14.321380
                                                                         1.00%  EV***          104,288                 14.305127
                                                                         1.05%  EV***            8,463                 14.288883
                                                                         1.10%  EV***           17,509                 14.272652
                                                                         1.15%  EV***            6,593                 14.256421
                                                                         1.20%  EV***            6,022                 14.240196
                                                                         1.25%  EV***            7,866                 11.814248
                                                                         1.30%  EV***              656                 11.802527
                                                                         1.35%  EV***              613                 11.790816
                                                                         1.40%  EV***            1,884                 11.779125
                                                                         1.45%  EV***            4,581                 11.767420
                                                                         1.50%  EV***            3,039                 11.755734
                                                                         1.55%  EV***            4,668                 11.744056
                                                                         1.60%  EV***            1,776                 11.732366
                                                                         1.65%  EV***            3,492                 11.720700
                                                                         1.70%  EV***            2,415                 11.709031
                                                                         1.75%  EV***              500                 11.697380
                                                                         1.80%  EV***               10                 11.685714
                                                                         1.85%  EV***              102                 11.674072
                                                                         1.90%  EV***               36                 11.662426
                                                                         1.95%  EV***               68                 11.650775
              1999 ..............................................        0.95%               1,653,874                 11.409242
                                                                         1.00%                 717,631                 11.396847
                                                                         1.05%                 147,063                 11.384426
                                                                         1.10%                   7,072                 25.026598
                                                                         1.15%                   1,298                 25.010854
                                                                         1.20%                 166,294                 23.947713
                                                                         1.25%                   9,679                 23.931619
                                                                         1.30%                  34,059                 23.915562
                                                                         1.35%                  10,014                 24.947866
                                                                         1.40%                   1,758                 24.932117
                                                                         1.45%                  15,963                 24.916384
                                                                         1.50%                     338                 24.900624
                                                                         1.65%                     616                 24.853443
                                                                         1.70%                      16                 15.596564
              1998 ..............................................        0.95%                 497,198                  5.751082
                                                                         1.00%                 245,792                  5.747723
                                                                         1.05%                  78,298                  5.744349
                                                                         1.10%                      18                 12.634284
                                                                         1.15%                      20                 12.632701
                                                                         1.20%                   1,018                 12.101814

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                              70,242         -42.53%
                                                                           4,982,420         -42.56%
                                                                             277,460         -42.59%
                                                                           1,314,612         -42.62%
                                                                             175,287         -42.65%
                                                                             119,693         -42.68%
                                                                              75,332         -42.71%
                                                                             114,445         -42.74%
                                                                               5,142         -42.76%
                                                                              12,804         -42.79%
                                                                              82,080         -42.82%
                                                                               1,729         -42.85%
                                                                               4,016         -42.88%
                                                                               3,043         -42.91%
                                                                           2,584,708         -43.22%  01/21/00
                                                                           1,491,853         -43.25%  01/21/00
                                                                             120,927         -43.28%  01/21/00
                                                                             249,900         -43.30%  01/21/00
                                                                              93,993         -43.33%  01/21/00
                                                                              85,754         -43.36%  01/21/00
                                                                              92,931         -43.38%  01/21/00
                                                                               7,742         -43.41%  01/21/00
                                                                               7,228         -43.44%  01/21/00
                                                                              22,192         -43.47%  01/21/00
                                                                              53,907         -43.49%  01/21/00
                                                                              35,726         -43.52%  01/21/00
                                                                              54,821         -43.55%  01/21/00
                                                                              20,837         -43.57%  01/21/00
                                                                              40,929         -43.60%  01/21/00
                                                                              28,277         -43.63%  01/21/00
                                                                               5,849         -43.66%  01/21/00
                                                                                 117         -43.68%  01/21/00
                                                                               1,191         -43.71%  01/21/00
                                                                                 420         -43.74%  01/21/00
                                                                                 792         -43.76%  01/21/00
              1999 ..............................................         18,869,449          98.38%
                                                                           8,178,731          98.28%
                                                                           1,674,228          98.18%
                                                                             176,988          98.08%
                                                                              32,464          97.99%
                                                                           3,982,361          97.89%
                                                                             231,634          97.79%
                                                                             814,540          97.69%
                                                                             249,828          97.59%
                                                                              43,831          97.49%
                                                                             397,740          97.39%
                                                                               8,416          97.29%
                                                                              15,310          96.99%
                                                                                 250          55.97%  05/03/99
              1998 ..............................................          2,859,426         -34.76%
                                                                           1,412,744         -34.79%
                                                                             449,771         -34.82%
                                                                                 227          26.34%  10/01/98
                                                                                 253          26.33%  10/01/98
                                                                              12,320          21.02%  09/01/98

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*            UNITS                  FAIR VALUE
                                                                      -------------         ----------                ----------
              1997 ..............................................        0.95%                  27,488                  8.814851
                                                                         1.00%                  45,598                  8.814146
                                                                         1.05%                   1,512                  8.813437

      Van Eck WIT - Worldwide Hard Assets Fund
              2001 ..............................................        0.95%                 472,948                  7.202559
                                                                         1.00%                 248,001                  7.187428
                                                                         1.05%                  42,344                  7.172354
                                                                         1.10%                  26,693                 11.582739
                                                                         1.15%                   9,245                 11.563707
                                                                         1.20%                 156,730                 12.319065
                                                                         1.25%                   6,807                 12.298301
                                                                         1.30%                  18,732                 12.277582
                                                                         1.35%                  17,516                 11.487829
                                                                         1.40%                  15,598                 11.468935
                                                                         1.45%                   1,728                 11.450041
                                                                         1.50%                   3,136                 11.431171
                                                                         1.55%                   5,442                 11.412316
                                                                         1.60%                     301                 11.393485
                                                                         1.65%                     497                 11.374685
                                                                         1.70%                      60                  9.627768
                                                                         1.80%                     234                  9.601688
                                                                         1.90%                     756                  9.575679
                                                                         0.95%  EV***           94,104                 11.479344
                                                                         1.00%  EV***           64,267                 11.460448
                                                                         1.05%  EV***            1,940                 11.441578
                                                                         1.10%  EV***           15,149                 11.422743
                                                                         1.15%  EV***            2,593                 11.403895
                                                                         1.20%  EV***            3,220                 11.385108
                                                                         1.25%  EV***            7,269                 11.228835
                                                                         1.30%  EV***            1,468                 11.211978
                                                                         1.35%  EV***            2,769                 11.195122
                                                                         1.40%  EV***            4,549                 11.178257
                                                                         1.45%  EV***            3,277                 11.161438
                                                                         1.50%  EV***              134                 11.144636
                                                                         1.55%  EV***            2,829                 11.127834
                                                                         1.60%  EV***            2,509                 11.111045
                                                                         1.85%  EV***               32                 11.027421
              2000 ..............................................        0.95%                 466,989                  8.120188
                                                                         1.00%                 235,704                  8.107253
                                                                         1.05%                  55,308                  8.094362
                                                                         1.10%                   1,698                 13.078363
                                                                         1.15%                   1,036                 13.063519
                                                                         1.20%                 112,355                 13.923943
                                                                         1.25%                   3,884                 13.907561
                                                                         1.30%                  16,688                 13.891206
                                                                         1.35%                   6,763                 13.004291
                                                                         1.40%                   5,051                 12.989532
                                                                         1.45%                   2,887                 12.974758
                                                                         1.50%                   3,431                 12.959993
                                                                         1.70%                      48                 10.937759
                                                                         0.95%  EV***           44,570                 13.000985
                                                                         1.00%  EV***           63,985                 12.986211
                                                                         1.05%  EV***               74                 12.971460
                                                                         1.10%  EV***            2,695                 12.956723

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
              1997 ..............................................            242,303         -11.85%  11/03/97
                                                                             401,907         -11.86%  11/03/97
                                                                              13,326         -11.87%  11/03/97

      Van Eck WIT - Worldwide Hard Assets Fund
              2001 ..............................................          3,406,436         -11.30%
                                                                           1,782,489         -11.35%
                                                                             303,706         -11.39%
                                                                             309,178         -11.44%
                                                                             106,906         -11.48%
                                                                           1,930,767         -11.53%
                                                                              83,715         -11.57%
                                                                             229,984         -11.62%
                                                                             201,221         -11.66%
                                                                             178,892         -11.71%
                                                                              19,786         -11.75%
                                                                              35,848         -11.80%
                                                                              62,106         -11.84%
                                                                               3,429         -11.89%
                                                                               5,653         -11.93%
                                                                                 578         -11.98%
                                                                               2,247         -12.07%
                                                                               7,239         -12.16%
                                                                           1,080,252         -11.70%
                                                                             736,529         -11.75%
                                                                              22,197         -11.79%
                                                                             173,043         -11.84%
                                                                              29,570         -11.88%
                                                                              36,660         -11.93%
                                                                              81,622         -11.97%
                                                                              16,459         -12.02%
                                                                              30,999         -12.06%
                                                                              50,850         -12.11%
                                                                              36,576         -12.15%
                                                                               1,493         -12.20%
                                                                              31,481         -12.24%
                                                                              27,878         -12.29%
                                                                                 353         -12.52%
              2000 ..............................................          3,792,038          10.35%
                                                                           1,910,912          10.29%
                                                                             447,683          10.24%
                                                                              22,207          10.18%
                                                                              13,534          10.13%
                                                                           1,564,425          10.07%
                                                                              54,017          10.02%
                                                                             231,816           9.96%
                                                                              87,948           9.91%
                                                                              65,610           9.85%
                                                                              37,458           9.80%
                                                                              44,466           9.74%
                                                                                 525           9.52%
                                                                             579,454           8.89%  01/21/00
                                                                             830,923           8.84%  01/21/00
                                                                                 960           8.79%  01/21/00
                                                                              34,918           8.74%  01/21/00

                                                                        CONTRACT                                         UNIT
                                                                      EXPENSE RATE*            UNITS                  FAIR VALUE
                                                                      -------------         ----------                ----------
                                                                         1.20%  EV***              722                 12.927247
                                                                         1.25%  EV***              205                 12.756348
                                                                         1.60%  EV***            1,354                 12.667939
                                                                         1.85%  EV***               32                 12.604987
              1999 ..............................................        0.95%                 416,100                  7.358645
                                                                         1.00%                 216,671                  7.350618
                                                                         1.05%                  53,452                  7.342607
                                                                         1.10%                   1,614                 11.869689
                                                                         1.15%                     749                 11.862189
                                                                         1.20%                  90,494                 12.649846
                                                                         1.25%                     752                 12.641312
                                                                         1.30%                  36,919                 12.632809
                                                                         1.35%                   3,579                 11.832203
                                                                         1.40%                   2,718                 11.824722
                                                                         1.45%                     175                 11.817233
                                                                         1.50%                     296                 11.809742
                                                                         1.65%                     423                 11.787279
                                                                         1.70%                      23                  9.987144
              1998 ..............................................        0.95%                 198,371                  6.139717
                                                                         1.00%                 106,080                  6.136113
                                                                         1.05%                  28,348                  6.132522
                                                                         1.10%                     489                  9.918535
              1997 ..............................................        0.95%                  17,265                  8.979477
                                                                         1.00%                   5,261                  8.978753
                                                                         1.05%                   1,995                  8.978030

      Victory VIF - Diversified Stock Fund Class A Shares
              2001 ..............................................        0.95%                  52,043                  9.850083
                                                                         1.00%                  50,185                  9.841798
                                                                         1.05%                   4,983                  9.833527
                                                                         1.10%                  75,232                  9.825236
                                                                         1.15%                  26,177                  9.816956
                                                                         1.20%                 463,215                  9.739393
                                                                         1.25%                  24,486                  9.727116
                                                                         1.30%                  10,406                  9.714847
                                                                         1.35%                     689                  9.702589
                                                                         1.40%                   4,072                  9.690344
                                                                         1.50%                  13,748                  9.665888
                                                                         1.55%                   5,205                  9.653677
                                                                         1.60%                   2,097                  9.641466
                                                                         1.65%                   4,962                  9.629285
                                                                         0.95%  EV***          136,449                  9.689986
                                                                         1.00%  EV***          783,852                  9.677708
                                                                         1.05%  EV***            5,947                  9.665446
                                                                         1.10%  EV***          120,592                  9.653179
                                                                         1.15%  EV***           32,763                  9.640946
                                                                         1.20%  EV***            7,608                  9.628695
                                                                         1.25%  EV***           19,297                  9.616473
                                                                         1.30%  EV***           29,670                  9.604266
                                                                         1.40%  EV***            5,061                  9.579832
                                                                         1.45%  EV***            1,086                  9.567636
                                                                         1.55%  EV***            4,185                  9.543267
                                                                         1.60%  EV***            4,985                  9.531102
                                                                         1.70%  EV***           12,427                  9.506809
                                                                         1.85%  EV***            3,390                  9.470436
          Initial Deposit Funding ...............................           -                  100,000                 10.037459

                                                                         CONTRACT            TOTAL
                                                                      OWNERS' EQUITY        RETURN**
                                                                      --------------        --------
                                                                               9,333           8.64%  01/21/00
                                                                               2,615           8.58%  01/21/00
                                                                              17,152           8.22%  01/21/00
                                                                                 403           7.96%  01/21/00
              1999 ..............................................          3,061,932          19.85%
                                                                           1,592,666          19.79%
                                                                             392,477          19.73%
                                                                              19,158          19.67%
                                                                               8,885          19.61%
                                                                           1,144,735          19.55%
                                                                               9,506          19.49%
                                                                             466,391          19.43%
                                                                              42,347          19.37%
                                                                              32,140          19.31%  09/24/99
                                                                               2,068          19.25%
                                                                               3,496          19.19%
                                                                               4,986          19.01%
                                                                                 230          -0.13%  05/03/99
              1998 ..............................................          1,217,942         -31.63%
                                                                             650,919         -31.66%
                                                                             173,845         -31.69%
                                                                               4,850          -0.81%  10/01/98
              1997 ..............................................            155,031         -10.21%  11/03/97
                                                                              47,237         -10.21%  11/03/97
                                                                              17,911         -10.22%  11/03/97

      Victory VIF - Diversified Stock Fund Class A Shares
              2001 ..............................................            512,628          -0.64%
                                                                             493,911          -0.69%
                                                                              49,000          -0.74%
                                                                             739,172          -0.79%
                                                                             256,978          -0.84%
                                                                           4,511,433          -0.89%
                                                                             238,178          -0.94%
                                                                             101,093          -0.99%
                                                                               6,685          -1.04%
                                                                              39,459          -1.09%
                                                                             132,887          -1.20%
                                                                              50,247          -1.25%
                                                                              20,218          -1.30%
                                                                              47,781          -1.35%
                                                                           1,322,189          -1.09%
                                                                           7,585,891          -1.14%
                                                                              57,480          -1.20%
                                                                           1,164,096          -1.25%
                                                                             315,866          -1.30%
                                                                              73,255          -1.35%
                                                                             185,569          -1.40%
                                                                             284,959          -1.45%
                                                                              48,484          -1.55%
                                                                              10,390          -1.60%
                                                                              39,939          -1.70%
                                                                              47,513          -1.75%
                                                                             118,141          -1.85%
                                                                              32,105          -2.00%
          Initial Deposit Funding ...............................          1,003,746           0.32%

                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT-9

                                     CONTRACT                             UNIT             CONTRACT            TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE       OWNERS' EQUITY        RETURN**
                                  -------------           ---------    ----------       --------------        --------
         2000.................       0.95%                   19,926        9.913591           197,538       -0.86%  05/01/00
                                     1.00%                   41,921        9.910285           415,449       -0.90%  05/01/00
                                     1.05%                    2,458        9.906989            24,351       -0.93%  05/01/00
                                     1.10%                   20,554        9.903675           203,560       -0.96%  05/01/00
                                     1.20%                  500,693        9.827143         4,920,382       -2.32%
                                     1.25%                   21,276        9.819759           208,925       -2.37%
                                     1.40%                      464        9.797620             4,546       -2.51%
                                     1.45%                    9,565        9.790234            93,644       -2.56%
                                     1.50%                   12,615        9.782879           123,411       -2.61%
                                     1.65%                    3,470        9.760791            33,870       -2.76%
                                     0.95%  EV***            43,363        9.797186           424,835       -1.15%  05/01/00
                                     1.00%  EV***           485,854        9.789785         4,756,406       -1.19%  05/01/00
                                     1.05%  EV***             7,848        9.782367            76,772       -1.22%  05/01/00
                                     1.10%  EV***             9,949        9.774956            97,251       -1.25%  05/01/00
                                     1.15%  EV***            12,317        9.767557           120,307       -1.29%  05/01/00
                                     1.20%  EV***             2,267        9.760138            22,126       -1.32%  05/01/00
                                     1.25%  EV***             8,032        9.752734            78,334       -1.35%  05/01/00
                                     1.40%  EV***             1,531        9.730523            14,897       -1.45%  05/01/00
                                     1.45%  EV***             1,086        9.723116            10,559       -1.48%  05/01/00
                                     1.55%  EV***             3,941        9.708316            38,260       -1.55%  05/01/00
                                     1.60%  EV***             2,730        9.700925            26,484       -1.58%  05/01/00
                                     1.70%  EV***               870        9.686150             8,427       -1.65%  05/01/00
   Initial Deposit Funding....          -                   100,000       10.005426         1,000,543       -1.14%
         1999.................       1.20%                  288,815       10.060160         2,905,525        0.60%  07/01/99
                                     1.25%                    4,891       10.057633            49,192        0.58%  07/01/99
                                     1.50%                    5,099       10.045034            51,220        0.45%  07/01/99
                                     1.65%                    1,948       10.037475            19,553        0.37%  07/01/99
   Initial Deposit Funding....          -                   100,000       10.120885         1,012,089        1.21%  07/01/99

Victory VIF - Investment Quality Bond Fund Class A Shares
         2001.................       1.20%                   90,173       11.460474         1,033,425        5.20%
                                     1.25%                    4,485       11.446057            51,336        5.15%
                                     1.50%                    4,176       11.374048            47,498        4.88%
                                     1.65%                      750       11.330985             8,498        4.72%
      Initial Deposit Funding..         -                   100,000       11.846526         1,184,653        6.49%
         2000..................      1.20%                   96,130       10.893906         1,047,231        9.70%
                                     1.25%                    4,485       10.885745            48,823        9.64%
                                     1.50%                    3,868       10.844847            41,948        9.37%
                                     1.65%                      750       10.820355             8,115        9.20%
      Initial Deposit Funding..         -                   100,000       11.124721         1,112,472       11.02%
         1999..................      1.20%                   71,512        9.930934           710,181       -0.69%  07/01/99
                                     1.25%                      883        9.928452             8,767       -0.72%  07/01/99
                                     1.50%                      390        9.916014             3,867       -0.84%  07/01/99
                                     1.65%                      750        9.908553             7,431       -0.91%  07/01/99
      Initial Deposit Funding..         -                   100,000       10.020857         1,002,086       -0.21%  07/01/99

 Victory VIF - Small Company Opportunity Fund Class A Shares
         2001..................      0.95%                    3,972       10.480284            41,628       -7.11%
                                     1.00%                    6,196       10.471476            64,881       -7.16%
                                     1.10%                    2,420       10.453839            25,298       -7.25%
                                     1.15%                      140       10.445052             1,462       -7.30%
                                     1.20%                   48,751       10.960868           534,353       -7.34%
                                     1.25%                    3,889       10.947049            42,573       -7.39%
                                     1.30%                      189       10.933230             2,066       -7.44%
                                     1.40%                      497       10.905632             5,420       -7.53%
                                     1.50%                    1,970       10.878118            21,430       -7.63%

                                                                     (Continued)


                                     CONTRACT                             UNIT             CONTRACT            TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE       OWNERS' EQUITY        RETURN**
                                  -------------           ---------    ----------       --------------        --------
                                     1.60%                      950       10.850657            10,308       -7.72%
                                     1.65%                    1,564       10.836929            16,949       -7.77%
                                     0.95%  EV***             8,845       10.910228            96,501       -7.51%
                                     1.00%  EV***            27,331       10.896414           297,810       -7.56%
                                     1.05%  EV***             5,457       10.882610            59,386       -7.60%
                                     1.10%  EV***            25,455       10.868807           276,665       -7.65%
                                     1.15%  EV***               935       10.855004            10,149       -7.70%
                                     1.30%  EV***               987       10.813689            10,673       -7.84%
                                     1.55%  EV***                81       10.745037               870       -8.08%
                                     1.60%  EV***             1,329       10.731351            14,262       -8.12%
                                     1.70%  EV***               190       10.703999             2,034       -8.22%
      Initial Deposit Funding..         -                   100,000       11.296406         1,129,641       -6.21%
         2000..................      0.95%                    1,613       11.282284            18,198       12.82%  05/01/00
                                     1.00%                    3,093       11.278536            34,885       12.79%  05/01/00
                                     1.20%                   53,241       11.829701           629,825       19.53%
                                     1.25%                    3,509       11.820812            41,479       19.47%
                                     1.45%                    8,691       11.785267           102,426       19.23%
                                     1.50%                    2,025       11.776397            23,847       19.17%
                                     1.65%                    1,031       11.749812            12,114       18.99%
                                     0.95%  EV***             6,831       11.796109            80,579       12.53%  05/01/00
                                     1.00%  EV***             9,282       11.787182           109,409       12.49%  05/01/00
                                     1.05%  EV***             5,457       11.778265            64,274       12.45%  05/01/00
                                     1.60%  EV***               807       11.680204             9,426       12.04%  05/01/00
                                     1.70%  EV***               190       11.662421             2,216       11.96%  05/01/00
      Initial Deposit Funding..        -                    100,000       12.044373         1,204,437       20.97%
         1999..................      1.20%                   35,893        9.896766           355,225       -1.03%  07/01/99
                                     1.25%                      772        9.894290             7,638       -1.06%  07/01/99
                                     1.50%                      846        9.881888             8,360       -1.18%  07/01/99
                                     1.65%                      432        9.874460             4,266       -1.26%  07/01/99
      Initial Deposit Funding..         -                   100,000        9.956513           995,651       -0.43%  07/01/99

    W & R Target Funds - Asset Strategy Portfolio
         2001..................      0.95%                  837,616        9.258785         7,755,306      -10.82%
                                     1.00%                   37,041        9.253735           342,768      -10.86%
                                     1.05%                   14,008        9.248676           129,555      -10.91%
                                     1.10%                  609,313        9.243622         5,632,259      -10.95%
                                     1.15%                  114,662        9.238561         1,059,312      -11.00%
                                     1.20%                   17,538        9.233503           161,937      -11.04%
                                     1.25%                   19,976        9.228454           184,348      -11.09%
                                     1.35%                   28,304        9.218335           260,916      -11.18%
                                     1.40%                   65,166        9.213277           600,392      -11.23%
                                     1.45%                   10,084        9.208222            92,856      -11.27%
                                     1.50%                   10,843        9.203179            99,790      -11.32%
                                     1.55%                   16,872        9.198114           155,191      -11.36%
                                     1.60%                      683        9.193065             6,279      -11.41%
                                     1.65%                      121        9.188001             1,112      -11.45%
                                     1.70%                    3,446        9.182946            31,644      -11.50%
                                     1.85%                    1,754        9.167790            16,080      -11.63%
                                     2.10                       173        8.966650             1,551      -10.33%  01/02/01
                                     0.95%  EV***         1,350,229        9.217328        12,445,504      -11.19%
                                     1.00%  EV***           102,488        9.212268           944,147      -11.24%
                                     1.05%  EV***            40,526        9.207231           373,132      -11.28%
                                     1.10%  EV***           854,835        9.202183         7,866,348      -11.33%
                                     1.15%  EV***           302,158        9.197130         2,778,986      -11.37%
                                     1.20%  EV***            70,612        9.192089           649,072      -11.42%
                                     1.25%  EV***            41,457        9.187047           380,867      -11.46%
                                     1.30%  EV***             2,232        9.182004            20,494      -11.51%



                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT-9


                                     CONTRACT                             UNIT             CONTRACT            TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE       OWNERS' EQUITY        RETURN**
                                  -------------           ---------    ----------       --------------        --------
                                     1.35%  EV***            11,850        9.176955           108,747           -11.55%
                                     1.40%  EV***            69,662        9.171915           638,934           -11.60%
                                     1.45%  EV***            14,840        9.166863           136,036           -11.64%
                                     1.50%  EV***            31,290        9.161821           286,673           -11.69%
                                     1.55%  EV***            34,653        9.156786           317,310           -11.73%
                                     1.60%  EV***            22,433        9.151732           205,301           -11.78%
                                     1.65%  EV***             4,149        9.146694            37,950           -11.82%
                                     1.70%  EV***             6,244        9.141642            57,080           -11.87%
                                     1.75%  EV***               333        9.136599             3,042           -11.91%
                                     1.80%  EV***            12,547        9.131559           114,574           -11.96%
                                     1.85%  EV***               245        9.126513             2,236           -12.00%
                                     2.05%  EV***               124        8.933155             1,108           -10.67%  01/02/01
         2000.................       0.95%  EV***             1,680       10.378779            17,436             3.79%  12/01/00
                                     1.40%  EV***               174       10.375175             1,805             3.75%  12/01/00

    W & R Target Funds - Balanced Portfolio
         2001.................       0.95%                1,078,990        9.540115        10,293,689            -6.84%
                                     1.00%                   34,278        9.534906           326,838            -6.89%
                                     1.05%                   24,598        9.529691           234,411            -6.93%
                                     1.10%                  531,999        9.524483         5,067,015            -6.98%
                                     1.15%                  137,993        9.519267         1,313,592            -7.03%
                                     1.20%                   13,137        9.514063           124,986            -7.08%
                                     1.25%                   28,779        9.508841           273,655            -7.12%
                                     1.35%                    9,093        9.498424            86,369            -7.22%
                                     1.40%                   40,587        9.493209           385,301            -7.27%
                                     1.45%                    6,159        9.487997            58,437            -7.31%
                                     1.50%                   10,055        9.482793            95,349            -7.36%
                                     1.55%                    6,052        9.477581            57,358            -7.41%
                                     1.60%                    2,728        9.472364            25,841            -7.45%
                                     1.65%                      133        9.467156             1,259            -7.50%
                                     1.70%                       47        9.461947               445            -7.55%
                                     1.85%                    7,597        9.446317            71,764            -7.69%
                                     2.10%                      114        9.277394             1,058            -7.23%  01/02/01
                                     0.95%  EV***         1,325,585        9.498008        12,590,417            -7.22%
                                     1.00%  EV***           145,651        9.492798         1,382,636            -7.27%
                                     1.05%  EV***            17,049        9.487600           161,754            -7.32%
                                     1.10%  EV***           918,530        9.482389         8,709,859            -7.36%
                                     1.15%  EV***           248,902        9.477185         2,358,890            -7.41%
                                     1.20%  EV***            23,057        9.471993           218,396            -7.46%
                                     1.25%  EV***            45,260        9.466786           428,467            -7.51%
                                     1.30%  EV***            10,479        9.461581            99,148            -7.55%
                                     1.35%  EV***            21,239        9.456398           200,844            -7.60%
                                     1.40%  EV***            50,495        9.451194           477,238            -7.65%
                                     1.45%  EV***            25,963        9.445986           245,246            -7.70%
                                     1.50%  EV***            30,553        9.440788           288,444            -7.74%
                                     1.55%  EV***            21,069        9.435598           198,799            -7.79%
                                     1.60%  EV***            13,614        9.430387           128,385            -7.84%
                                     1.65%  EV***               266        9.425201             2,507            -7.88%
                                     1.70%  EV***             5,160        9.419995            48,607            -7.93%
                                     1.75%  EV***               858        9.414800             8,078            -7.98%
                                     1.80%  EV***             3,672        9.409600            34,552            -8.03%
                                     1.95%  EV***             7,475        9.394002            70,220            -8.17%
         2000.................       0.95%  EV***               476       10.237450             4,873             2.37%  12/01/00



                                     CONTRACT                             UNIT             CONTRACT            TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE       OWNERS' EQUITY        RETURN**
                                  -------------           ---------    ----------       --------------        --------
    W & R Target Funds - Bond Portfolio
         2001.................       0.95%                1,024,483       10.887834        11,154,401        6.45%
                                     1.00%                   35,527       10.881885           386,601        6.39%
                                     1.05%                   30,641       10.875937           333,250        6.34%
                                     1.10%                  538,244       10.870004         5,850,714        6.29%
                                     1.15%                  130,184       10.864056         1,414,326        6.23%
                                     1.20%                   10,886       10.858121           118,202        6.18%
                                     1.25%                   58,871       10.852177           638,879        6.12%
                                     1.35%                   14,896       10.840295           161,477        6.02%
                                     1.40%                  103,935       10.834346         1,126,068        5.96%
                                     1.45%                    5,577       10.828402            60,390        5.91%
                                     1.50%                   19,884       10.822462           215,194        5.85%
                                     1.55%                    5,796       10.816517            62,693        5.80%
                                     1.60%                    6,661       10.810574            72,009        5.75%
                                     1.65%                    4,743       10.804637            51,246        5.69%
                                     1.80%                      370       10.786820             3,991        5.53%
                                     2.10%                    1,734       10.431636            18,088        4.32%  01/02/01
                                     0.95%  EV***         1,461,326       10.843358        15,845,681        6.04%
                                     1.00%  EV***            89,792       10.837432           973,115        5.99%
                                     1.05%  EV***            45,898       10.831490           497,144        5.94%
                                     1.10%  EV***           877,796       10.825557         9,502,631        5.88%
                                     1.15%  EV***           230,287       10.819634         2,491,621        5.83%
                                     1.20%  EV***            42,109       10.813700           455,354        5.78%
                                     1.25%  EV***            92,178       10.807766           996,238        5.72%
                                     1.30%  EV***            16,113       10.801839           174,050        5.67%
                                     1.35%  EV***             7,684       10.795909            82,956        5.61%
                                     1.40%  EV***            51,226       10.789990           552,728        5.56%
                                     1.45%  EV***            32,872       10.784050           354,493        5.51%
                                     1.50%  EV***            50,337       10.778120           542,538        5.45%
                                     1.55%  EV***            36,170       10.772195           389,630        5.40%
                                     1.60%  EV***            18,930       10.766268           203,805        5.34%
                                     1.65%  EV***             3,122       10.760340            33,594        5.29%
                                     1.70%  EV***                72       10.754408               774        5.24%
                                     1.75%  EV***               762       10.748478             8,190        5.18%
                                     1.80%  EV***            13,515       10.742556           145,186        5.13%
                                     1.85%  EV***             6,474       10.736615            69,509        5.07%
                                     2.05%  EV***               116       10.396462             1,206        3.96%  01/02/01
         2000.................       0.95%  EV***             1,184       10.225243            12,107        2.25%  12/01/00

    W & R Target Funds - Core Equity Portfolio
         2001.................       0.95%                3,384,052        8.614083        29,150,505      -15.72%
                                     1.00%                  104,304        8.609380           897,993      -15.76%
                                     1.05%                   82,696        8.604664           711,571      -15.81%
                                     1.10%                2,694,842        8.599948        23,175,501      -15.85%
                                     1.15%                  387,391        8.595243         3,329,720      -15.89%
                                     1.20%                   56,579        8.590536           486,044      -15.94%
                                     1.25%                  195,893        8.585833         1,681,905      -15.98%
                                     1.30%                       38        8.581115               326      -16.02%
                                     1.35%                   33,719        8.576410           289,188      -16.06%
                                     1.40%                  432,504        8.571702         3,707,295      -16.11%
                                     1.45%                   28,851        8.566990           247,166      -16.15%
                                     1.50%                  109,064        8.562283           933,837      -16.19%
                                     1.55%                   35,393        8.557576           302,878      -16.24%
                                     1.60%                  195,811        8.552871         1,674,746      -16.28%
                                     1.65%                    3,863        8.548156            33,022      -16.32%
                                     1.70%                   17,755        8.543459           151,689      -16.36%


                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT-9



                                     CONTRACT                             UNIT             CONTRACT            TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE       OWNERS' EQUITY        RETURN**
                                  -------------           ---------    ----------       --------------        --------
                                     1.75%                    4,736        8.538740            40,439      -16.41%
                                     1.80%                    1,022        8.534039             8,722      -16.45%
                                     1.85%                   11,457        8.529332            97,721      -16.49%
                                     1.95%                      142        8.519930             1,210      -16.58%
                                     2.00%                    3,242        8.515224            27,606      -16.62%
                                     2.10%                    4,448        8.540852            37,990      -14.59%  01/02/01
                                     0.95%  EV***         6,752,522        8.572445        57,885,623      -16.10%
                                     1.00%  EV***           641,435        8.567745         5,495,652      -16.15%
                                     1.05%  EV***           152,086        8.563044         1,302,319      -16.19%
                                     1.10%  EV***         3,462,753        8.558350        29,635,452      -16.23%
                                     1.15%  EV***         1,031,622        8.553647         8,824,130      -16.27%
                                     1.20%  EV***           161,322        8.548952         1,379,134      -16.32%
                                     1.25%  EV***           197,511        8.544256         1,687,585      -16.36%
                                     1.30%  EV***            21,432        8.539548           183,020      -16.40%
                                     1.35%  EV***           125,626        8.534856         1,072,200      -16.45%
                                     1.40%  EV***           430,896        8.530154         3,675,609      -16.49%
                                     1.45%  EV***            86,785        8.525465           739,882      -16.53%
                                     1.50%  EV***           182,491        8.520762         1,554,962      -16.57%
                                     1.55%  EV***            80,280        8.516071           683,670      -16.62%
                                     1.60%  EV***            36,172        8.511372           307,873      -16.66%
                                     1.65%  EV***            12,179        8.506675           103,603      -16.70%
                                     1.70%  EV***             7,810        8.501976            66,400      -16.75%
                                     1.75%  EV***             1,866        8.497288            15,856      -16.79%
                                     1.80%  EV***            28,457        8.492584           241,673      -16.83%
                                     1.85%  EV***            10,733        8.487890            91,101      -16.87%
                                     1.90%  EV***               651        8.483197             5,523      -16.92%
                                     1.95%  EV***             8,388        8.478500            71,118      -16.96%
                                     2.05%  EV***               187        8.506755             1,591      -14.93%  01/02/01
         2000.................       0.95%  EV***             1,696       10.217913            17,330        2.18%  12/01/00
                                     1.40%  EV***               282       10.214367             2,880        2.14%  12/01/00

    W & R Target Funds - Growth Portfolio
         2001.................       0.95%                3,185,097        8.589350        27,357,913      -15.16%
                                     1.00%                  106,296        8.584654           912,514      -15.20%
                                     1.05%                   95,431        8.579957           818,794      -15.24%
                                     1.10%                2,546,678        8.575259        21,838,423      -15.29%
                                     1.15%                  382,630        8.570560         3,279,353      -15.33%
                                     1.20%                   57,268        8.565867           490,550      -15.37%
                                     1.25%                  158,765        8.561160         1,359,213      -15.42%
                                     1.30%                       39        8.556462               334      -15.46%
                                     1.35%                   61,388        8.551777           524,976      -15.50%
                                     1.40%                  290,059        8.547071         2,479,155      -15.55%
                                     1.45%                   36,814        8.542373           314,479      -15.59%
                                     1.50%                  102,558        8.537676           875,607      -15.63%
                                     1.55%                   57,718        8.532982           492,507      -15.68%
                                     1.60%                  175,674        8.528287         1,498,198      -15.72%
                                     1.65%                    3,780        8.523596            32,219      -15.76%
                                     1.70%                   17,841        8.518902           151,986      -15.80%
                                     1.75%                    3,579        8.514201            30,472      -15.85%
                                     1.80%                      542        8.509507             4,612      -15.89%
                                     1.85%                    5,853        8.504809            49,779      -15.93%
                                     1.95%                      142        8.495416             1,206      -16.02%
                                     2.10%                   10,557        8.705008            91,899      -12.95%  01/02/01
                                     0.95%  EV***         6,684,806        8.547515        57,138,480      -15.55%
                                     1.00%  EV***           640,298        8.542827         5,469,955      -15.59%




                                     CONTRACT                             UNIT             CONTRACT            TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE       OWNERS' EQUITY        RETURN**
                                  -------------           ---------    ----------       --------------        --------
                                     1.05%  EV***            96,091        8.538147           820,439      -15.63%
                                     1.10%  EV***         3,299,264        8.533453        28,154,114      -15.67%
                                     1.15%  EV***           952,081        8.528769         8,120,079      -15.72%
                                     1.20%  EV***           149,315        8.524081         1,272,773      -15.76%
                                     1.25%  EV***           224,655        8.519393         1,913,924      -15.80%
                                     1.30%  EV***            28,485        8.514718           242,542      -15.85%
                                     1.35%  EV***           100,885        8.510017           858,533      -15.89%
                                     1.40%  EV***           309,861        8.505340         2,635,473      -15.93%
                                     1.45%  EV***            65,350        8.500649           555,517      -15.98%
                                     1.50%  EV***           145,203        8.495975         1,233,641      -16.02%
                                     1.55%  EV***            89,335        8.491287           758,569      -16.06%
                                     1.60%  EV***            32,349        8.486600           274,533      -16.11%
                                     1.65%  EV***             4,196        8.481914            35,590      -16.15%
                                     1.70%  EV***            11,703        8.477226            99,209      -16.19%
                                     1.75%  EV***                67        8.472536               568      -16.23%
                                     1.80%  EV***            18,662        8.467859           158,027      -16.28%
                                     1.85%  EV***            11,116        8.463177            94,077      -16.32%
                                     1.95%  EV***             8,333        8.453808            70,446      -16.41%
                                     2.05%  EV***               123        8.670817             1,067      -13.29%  01/02/01
         2000.................       0.95%  EV***             1,230       10.120865            12,449        1.21%  12/01/00
                                     1.40%  EV***               178       10.117349             1,801        1.17%  12/01/00

    W & R Target Funds - High Income Portfolio
         2001.................       0.95%                  539,322       10.896533         5,876,740        8.14%
                                     1.00%                   10,354       10.890582           112,761        8.08%
                                     1.05%                   29,449       10.884629           320,541        8.03%
                                     1.10%                  489,983       10.878681         5,330,369        7.97%
                                     1.15%                   62,100       10.872733           675,197        7.92%
                                     1.20%                    3,997       10.866781            43,435        7.86%
                                     1.25%                   39,951       10.860827           433,901        7.81%
                                     1.35%                    8,850       10.848937            96,013        7.70%
                                     1.40%                   52,703       10.842987           571,458        7.64%
                                     1.45%                    3,884       10.837039            42,091        7.59%
                                     1.50%                    6,020       10.831082            65,203        7.53%
                                     1.55%                    8,626       10.825141            93,378        7.48%
                                     1.60%                    8,034       10.819198            86,921        7.42%
                                     1.65%                      207       10.813239             2,238        7.37%
                                     1.85%                       42       10.789458               453        7.15%
                                     2.10%                    1,705       10.679110            18,208        6.79%  01/02/01
                                     0.95%  EV***           697,758       10.852255         7,572,248        7.73%
                                     1.00%  EV***            72,627       10.846321           787,736        7.68%
                                     1.05%  EV***             8,010       10.840373            86,831        7.62%
                                     1.10%  EV***           417,925       10.834432         4,527,980        7.57%
                                     1.15%  EV***           144,439       10.828504         1,564,058        7.51%
                                     1.20%  EV***            22,759       10.822559           246,311        7.46%
                                     1.25%  EV***            21,745       10.816632           235,208        7.40%
                                     1.30%  EV***            11,963       10.810686           129,328        7.35%
                                     1.35%  EV***             9,200       10.804755            99,404        7.29%
                                     1.40%  EV***            35,757       10.798814           386,133        7.24%
                                     1.45%  EV***             8,003       10.792873            86,375        7.18%
                                     1.50%  EV***            47,071       10.786954           507,753        7.13%
                                     1.55%  EV***             7,330       10.781004            79,025        7.07%
                                     1.60%  EV***             7,196       10.775073            77,537        7.02%
                                     1.65%  EV***             1,997       10.769142            21,506        6.96%
                                     1.75%  EV***               127       10.757263             1,366        6.85%
                                     1.80%  EV***             3,555       10.751317            38,221        6.80%
                                     1.85%  EV***             2,896       10.745394            31,119        6.74%

                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT-9


                                     CONTRACT                             UNIT             CONTRACT            TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE       OWNERS' EQUITY        RETURN**
                                  -------------           ---------    ----------       --------------        --------
W & R Target Funds - International Portfolio
         2001.................       0.95%                  458,817        7.817619         3,586,856      -22.98%
                                     1.00%                    4,639        7.813349            36,246      -23.02%
                                     1.05%                   11,637        7.809063            90,874      -23.06%
                                     1.10%                  376,227        7.804795         2,936,375      -23.09%
                                     1.15%                   52,081        7.800511           406,258      -23.13%
                                     1.20%                   12,312        7.796236            95,987      -23.17%
                                     1.25%                   51,987        7.791956           405,080      -23.21%
                                     1.35%                   15,332        7.783412           119,335      -23.29%
                                     1.40%                   85,392        7.779138           664,276      -23.33%
                                     1.45%                   13,252        7.774856           103,032      -23.37%
                                     1.50%                   23,936        7.770582           185,997      -23.41%
                                     1.55%                   10,277        7.766304            79,814      -23.45%
                                     1.60%                  107,276        7.762028           832,679      -23.49%
                                     1.65%                    1,988        7.757760            15,422      -23.53%
                                     1.70%                    8,989        7.753477            69,696      -23.56%
                                     1.80%                       32        7.744924               248      -23.64%
                                     1.85%                    2,177        7.740655            16,851      -23.68%
                                     1.95%                       72        7.732108               557      -23.76%
                                     0.95%  EV***         1,291,602        7.778684        10,046,964      -23.34%
                                     1.00%  EV***           129,209        7.774419         1,004,525      -23.38%
                                     1.05%  EV***            37,914        7.770153           294,598      -23.42%
                                     1.10%  EV***           747,271        7.765885         5,803,221      -23.45%
                                     1.15%  EV***           187,877        7.761611         1,458,228      -23.49%
                                     1.20%  EV***            22,267        7.757336           172,733      -23.53%
                                     1.25%  EV***            29,368        7.753087           227,693      -23.57%
                                     1.30%  EV***             7,768        7.748816            60,193      -23.61%
                                     1.35%  EV***            41,273        7.744546           319,641      -23.65%
                                     1.40%  EV***            75,075        7.740284           581,102      -23.69%
                                     1.45%  EV***             8,587        7.736023            66,429      -23.73%
                                     1.50%  EV***            34,809        7.731757           269,135      -23.77%
                                     1.55%  EV***            16,489        7.727486           127,419      -23.81%
                                     1.60%  EV***            10,173        7.723223            78,568      -23.85%
                                     1.65%  EV***             2,581        7.718957            19,923      -23.88%
                                     1.70%  EV***             1,124        7.714693             8,671      -23.92%
                                     1.80%  EV***             9,693        7.706167            74,696      -24.00%
                                     1.85%  EV***             9,034        7.701904            69,579      -24.04%
         2000.................       0.95%  EV***               258       10.146674             2,618        1.47%  12/01/00

W & R Target Funds - Limited-Term Bond Portfolio
         2001.................       0.95%                  104,229       10.969252         1,143,314        8.17%
                                     1.05%                    1,586       10.957260            17,378        8.06%
                                     1.10%                   35,488       10.951278           388,639        8.01%
                                     1.15%                   14,600       10.945290           159,801        7.95%
                                     1.20%                    1,080       10.939304            11,814        7.90%
                                     1.25%                    1,004       10.933321            10,977        7.84%
                                     1.35%                    4,387       10.921334            47,912        7.73%
                                     1.40%                    3,648       10.915358            39,819        7.68%
                                     1.45%                   15,053       10.909363           164,219        7.62%
                                     1.50%                      547       10.903376             5,964        7.57%
                                     1.55%                    2,173       10.897387            23,680        7.51%
                                     1.65%                    4,620       10.885429            50,291        7.40%
                                     0.95%  EV***           169,872       10.924492         1,855,765        7.76%
                                     1.00%  EV***             2,498       10.918506            27,274        7.71%
                                     1.05%  EV***               971       10.912535            10,596        7.65%


                                     CONTRACT                             UNIT             CONTRACT            TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE       OWNERS' EQUITY        RETURN**
                                  -------------           ---------    ----------       --------------        --------
                                     1.10%  EV***            67,527       10.906568           736,488        7.60%
                                     1.15%  EV***            21,029       10.900585           229,228        7.54%
                                     1.20%  EV***             1,820       10.894614            19,828        7.49%
                                     1.25%  EV***             9,510       10.888637           103,551        7.43%
                                     1.35%  EV***             2,068       10.876684            22,493        7.32%
                                     1.40%  EV***             1,474       10.870708            16,023        7.27%
                                     1.45%  EV***             5,031       10.864736            54,660        7.21%
                                     1.50%  EV***               236       10.858764             2,563        7.16%
                                     1.55%  EV***             4,498       10.852790            48,816        7.11%
                                     1.60%  EV***             2,745       10.846827            29,775        7.05%
                                     1.65%  EV***             1,715       10.840846            18,592        7.00%
                                     1.70%  EV***             4,696       10.834880            50,881        6.94%
                                     1.75%  EV***               125       10.828905             1,354        6.89%
                                     1.80%  EV***                98       10.822928             1,061        6.83%
                                     1.85%  EV***               640       10.816966             6,923        6.78%

    W & R Target Funds - Money Market Portfolio
         2001.................       0.95%                  328,055       10.303622         3,380,155        2.60%
                                     1.00%                    7,631       10.297992            78,584        2.55%
                                     1.05%                    7,471       10.292366            76,894        2.50%
                                     1.10%                  170,323       10.286739         1,752,068        2.45%
                                     1.15%                  155,963       10.281111         1,603,473        2.40%
                                     1.20%                   11,926       10.275484           122,545        2.34%
                                     1.25%                   23,328       10.269857           239,575        2.29%
                                     1.35%                   19,780       10.258607           202,915        2.19%
                                     1.40%                  309,423       10.252980         3,172,508        2.14%
                                     1.45%                   43,595       10.247355           446,733        2.08%
                                     1.50%                    8,012       10.241731            82,057        2.03%
                                     1.55%                   10,232       10.236105           104,736        1.98%
                                     1.60%                   35,333       10.230478           361,473        1.93%
                                     1.65%                    1,200       10.224856            12,270        1.88%
                                     1.70%                      718       10.219232             7,337        1.82%
                                     0.95%  EV***           719,370       10.259988         7,380,728        2.20%
                                     1.00%  EV***           365,985       10.254372         3,752,946        2.15%
                                     1.05%  EV***            72,794       10.248754           746,048        2.10%
                                     1.10%  EV***           359,126       10.243140         3,678,578        2.05%
                                     1.15%  EV***           131,355       10.237525         1,344,750        1.99%
                                     1.20%  EV***            61,839       10.231909           632,731        1.94%
                                     1.25%  EV***            23,532       10.226291           240,645        1.89%
                                     1.30%  EV***            51,896       10.220676           530,412        1.84%
                                     1.35%  EV***            74,595       10.215061           761,992        1.79%
                                     1.40%  EV***            88,246       10.209448           900,943        1.73%
                                     1.45%  EV***             2,283       10.203833            23,295        1.68%
                                     1.50%  EV***            36,385       10.198220           371,062        1.63%
                                     1.55%  EV***             9,570       10.192607            97,543        1.58%
                                     1.60%  EV***             1,375       10.186993            14,007        1.53%
                                     1.65%  EV***               529       10.181378             5,386        1.47%
                                     1.70%  EV***             9,040       10.175768            91,989        1.42%
                                     1.75%  EV***               333       10.170154             3,387        1.37%
                                     1.85%  EV***             1,168       10.158930            11,866        1.27%

    W & R Target Funds - Science & Technology Portfolio
         2001.................       0.95%                  824,061        8.465463         6,976,058      -12.76%
                                     1.00%                    6,860        8.460827            58,041      -12.80%
                                     1.05%                   28,505        8.456200           241,044      -12.85%
                                     1.10%                  687,831        8.451569         5,813,251      -12.89%
                                     1.15%                  100,746        8.446945           850,996      -12.93%

                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT-9


                                     CONTRACT                             UNIT             CONTRACT            TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE       OWNERS' EQUITY        RETURN**
                                  -------------           ---------    ----------       --------------        --------
                                     1.20%                   22,984        8.442316           194,038      -12.98%
                                     1.25%                   21,647        8.437671           182,650      -13.02%
                                     1.30%                       17        8.433042               143      -13.07%
                                     1.35%                   10,973        8.428424            92,485      -13.11%
                                     1.40%                  116,992        8.423783           985,515      -13.16%
                                     1.45%                   12,229        8.419157           102,958      -13.20%
                                     1.50%                   18,788        8.414529           158,092      -13.24%
                                     1.55%                   16,775        8.409895           141,076      -13.29%
                                     1.60%                  111,749        8.405267           939,280      -13.33%
                                     1.65%                    2,415        8.400646            20,288      -13.38%
                                     1.70%                    4,875        8.396010            40,931      -13.42%
                                     1.75%                    2,491        8.391394            20,903      -13.47%
                                     1.80%                       64        8.386760               537      -13.51%
                                     1.85%                    7,229        8.382138            60,594      -13.55%
                                     1.95%                      151        8.372876             1,264      -13.64%
                                     2.00%                    2,211        8.368253            18,502      -13.69%
                                     2.10%                    2,134        9.093108            19,405       -9.07%  01/02/01
                                     0.95%  EV***         1,706,702        8.422003        14,373,849      -13.18%
                                     1.00%  EV***           156,296        8.417378         1,315,603      -13.22%
                                     1.05%  EV***            41,945        8.412761           352,873      -13.27%
                                     1.10%  EV***         1,195,665        8.408143        10,053,322      -13.31%
                                     1.15%  EV***           298,045        8.403526         2,504,629      -13.35%
                                     1.20%  EV***            59,447        8.398906           499,290      -13.40%
                                     1.25%  EV***            50,399        8.394289           423,064      -13.44%
                                     1.30%  EV***             2,396        8.389671            20,102      -13.49%
                                     1.35%  EV***            32,240        8.385048           270,334      -13.53%
                                     1.40%  EV***            79,015        8.380424           662,179      -13.58%
                                     1.45%  EV***            12,850        8.375815           107,629      -13.62%
                                     1.50%  EV***            36,706        8.371199           307,273      -13.66%
                                     1.55%  EV***            19,170        8.366578           160,387      -13.71%
                                     1.60%  EV***             7,887        8.361958            65,951      -13.75%
                                     1.65%  EV***             2,234        8.357344            18,670      -13.80%
                                     1.70%  EV***             2,472        8.352736            20,648      -13.84%
                                     1.80%  EV***             5,926        8.343496            49,444      -13.93%
                                     1.90%  EV***               683        8.334265             5,692      -14.02%
                                     1.95%  EV***             8,485        8.329650            70,677      -14.06%
                                     2.05%  EV***                31        9.057467               281       -9.43%  01/02/01
         2000.................       0.95%  EV***               533        9.700275             5,170       -3.00%  12/01/00
                                     1.40%  EV***                74        9.696893               718       -3.03%  12/01/00

    W & R Target Funds - Small Cap Portfolio
         2001.................       0.95%                1,032,484        9.793049        10,111,166       -2.87%
                                     1.00%                    8,127        9.787685            79,545       -2.92%
                                     1.05%                   23,399        9.782324           228,897       -2.97%
                                     1.10%                  742,180        9.776967         7,256,269       -3.02%
                                     1.15%                  122,904        9.771600         1,200,969       -3.07%
                                     1.20%                   21,103        9.766240           206,097       -3.12%
                                     1.25%                   74,899        9.760884           731,080       -3.17%
                                     1.30%                       15        9.755535               146       -3.22%
                                     1.35%                   22,627        9.750175           220,617       -3.27%
                                     1.40%                  158,289        9.744819         1,542,498       -3.31%
                                     1.45%                   24,284        9.739457           236,513       -3.36%
                                     1.50%                   58,371        9.734109           568,190       -3.41%
                                     1.55%                   22,503        9.728740           218,926       -3.46%
                                     1.60%                  178,448        9.723384         1,735,118       -3.51%


                                     CONTRACT                             UNIT             CONTRACT            TOTAL
                                  EXPENSE RATE*             UNITS      FAIR VALUE       OWNERS' EQUITY        RETURN**
                                  -------------           ---------    ----------       --------------        --------
                                     1.65%                    3,024        9.718031            29,387       -3.56%
                                     1.70%                   15,083        9.712673           146,496       -3.61%
                                     1.75%                    1,109        9.707317            10,765       -3.66%
                                     1.80%                       57        9.701957               553       -3.71%
                                     1.85%                    5,226        9.696613            50,674       -3.76%
                                     1.95%                      125        9.685904             1,211       -3.86%
                                     2.00%                    1,902        9.680539            18,412       -3.91%
                                     2.10%                      172       10.041791             1,727        0.42%  01/02/01
                                     0.95%  EV***         2,640,277        9.748728        25,739,342       -3.28%
                                     1.00%  EV***           214,312        9.743382         2,088,124       -3.33%
                                     1.05%  EV***            59,680        9.738034           581,166       -3.38%
                                     1.10%  EV***         1,498,135        9.732691        14,580,885       -3.43%
                                     1.15%  EV***           356,174        9.727335         3,464,624       -3.48%
                                     1.20%  EV***            59,826        9.721989           581,628       -3.53%
                                     1.25%  EV***            65,417        9.716640           635,633       -3.58%
                                     1.30%  EV***            15,487        9.711300           150,399       -3.63%
                                     1.35%  EV***            57,754        9.705950           560,557       -3.67%
                                     1.40%  EV***           142,383        9.700605         1,381,201       -3.72%
                                     1.45%  EV***            16,375        9.695260           158,760       -3.77%
                                     1.50%  EV***            37,990        9.689908           368,120       -3.82%
                                     1.55%  EV***            37,412        9.684568           362,319       -3.87%
                                     1.60%  EV***            18,982        9.679220           183,731       -3.92%
                                     1.65%  EV***             3,004        9.673878            29,060       -3.97%
                                     1.70%  EV***             3,237        9.668545            31,297       -4.02%
                                     1.75%  EV***               401        9.663190             3,875       -4.07%
                                     1.80%  EV***            21,100        9.657847           203,781       -4.12%
                                     1.85%  EV***             6,917        9.652495            66,766       -4.17%
                                     1.90%  EV***               631        9.647152             6,087       -4.22%
                                     1.95%  EV***             6,913        9.641811            66,654       -4.27%
                                     2.05%  EV***                29       10.006236               290        0.06%  01/02/01
         2000.................       0.95%  EV***               265       10.079355             2,671        0.79%  12/01/00

    W & R Target Funds - Value Portfolio
         2001.................       0.95%                  556,685       10.137650         5,643,478        1.38%  05/01/01
                                     1.05%                    3,093       10.130815            31,335        1.31%  05/01/01
                                     1.10%                  634,971       10.127390         6,430,599        1.27%  05/01/01
                                     1.15%                  113,983       10.123964         1,153,960        1.24%  05/01/01
                                     1.20%                   10,163       10.120543           102,855        1.21%  05/01/01
                                     1.25%                   53,282       10.117119           539,060        1.17%  05/01/01
                                     1.35%                   21,889       10.110263           221,304        1.10%  05/01/01
                                     1.40%                   91,166       10.106838           921,400        1.07%  05/01/01
                                     1.45%                   49,791       10.103405           503,059        1.03%  05/01/01
                                     1.50%                   22,407       10.099976           226,310        1.00%  05/01/01
                                     1.55%                   12,604       10.096554           127,257        0.97%  05/01/01
                                     1.60%                   49,266       10.093129           497,248        0.93%  05/01/01
                                     1.65%                      947       10.089696             9,555        0.90%  05/01/01
                                     1.70%                    1,186       10.086266            11,962        0.86%  05/01/01
                                     1.80%                       25       10.079400               252        0.79%  05/01/01
                                     1.85%                   10,998       10.075958           110,815        0.76%  05/01/01
                                     1.95%                       60       10.069095               604        0.69%  05/01/01
                                     2.00%                    2,745       10.065668            27,630        0.66%  05/01/01
                                     2.10%                      215       10.058797             2,163        0.59%  05/01/01
                                     0.95%  EV***           831,392       10.110385         8,405,693        1.10%  05/01/01
                                     1.00%  EV***             3,744       10.106965            37,840        1.07%  05/01/01
                                     1.05%  EV***            12,874       10.103542           130,073        1.04%  05/01/01
                                     1.10%  EV***           648,278       10.100127         6,547,690        1.00%  05/01/01
                                     1.15%  EV***           214,903       10.096707         2,169,813        0.97%  05/01/01




                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT-9
                   NOTES TO FINANCIAL STATEMENTS, CONTINUED

           CONTRACT                             UNIT             CONTRACT            TOTAL
        EXPENSE RATE*             UNITS      FAIR VALUE       OWNERS' EQUITY        RETURN**
        -------------           ---------    ----------       --------------        --------
           1.20%  EV***            32,405       10.093287           327,073        0.93%  05/01/01
           1.25%  EV***            19,578       10.089864           197,539        0.90%  05/01/01
           1.30%  EV***             5,950       10.086452            60,014        0.86%  05/01/01
           1.35%  EV***            24,800       10.083022           250,059        0.83%  05/01/01
           1.40%  EV***            37,685       10.079603           379,850        0.80%  05/01/01
           1.45%  EV***            35,101       10.076176           353,684        0.76%  05/01/01
           1.50%  EV***            54,512       10.072757           549,086        0.73%  05/01/01
           1.55%  EV***            30,804       10.069333           310,176        0.69%  05/01/01
           1.60%  EV***            15,463       10.065907           155,649        0.66%  05/01/01
           1.65%  EV***             4,088       10.062485            41,135        0.62%  05/01/01
           1.75%  EV***               756       10.055632             7,602        0.56%  05/01/01
           1.80%  EV***             1,012       10.052203            10,173        0.52%  05/01/01
           1.85%  EV***               162       10.048778             1,628        0.49%  05/01/01
           1.90%  EV***               515       10.045344             5,173        0.45%  05/01/01
           1.95%  EV***             6,681       10.041920            67,090        0.42%  05/01/01
                                                                -----------


    2001 Reserves for annuity contracts in payout phase:
      Tax qualified........................................      11,801,774
      Non-tax qualified....................................       4,580,066
                                                             --------------
    2001 Contract owners' equity...........................$ 12,948,274,792
                                                             ==============
    2000 Reserves for annuity contracts in payout phase:
      Non-tax qualified....................................       6,547,281
                                                             --------------
    2000 Contract owners' equity...........................$ 10,938,492,289
                                                             ==============
    1999 Reserves for annuity contracts in payout phase:
      Non-tax qualified....................................          17,085
                                                             --------------
    1999 Contract owners' equity........................... $ 6,530,166,060
                                                             ==============
    1998 Contract owners' equity........................... $ 2,588,796,935
                                                             ==============
    1997 Contract owners' equity........................... $    82,185,672
                                                             ==============

  * This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

*** The stated contract expense rate does not include the 45 basis point charge to the contract owner when the extra value option is selected. The total return presented includes the 45 basis point charge in addition to the stated contract expense rate.

                          Independent Auditors' Report


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-9:


     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP
Columbus, Ohio
February 20, 2002

                                                                                       ------------------
NATIONWIDE LIFE INSURANCE COMPANY                                                      |    Bulk Rate   |
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220                          |  U.S. Postage  |
                                                                                       |      PAID      |
                                                                                       | Columbus, Ohio |
                                                                                       | Permit No. 521 |
                                                                                       ------------------









Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company